UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number   811-09491
Allianz Variable Insurance Products Trust
(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006
(Name and address of agent for service)
Registrant’s telephone number, including area code  877-833-7113
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AGIC Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.3%):
Aerospace & Defense (4.9%):
910	Precision Castparts Corp.	$115,888
2,720	United Technologies Corp.	193,746

		309,634

Air Freight & Logistics (2.1%):
1,536	FedEx Corp.	131,328

Automobiles (0.9%):
4,600	Ford Motor Co.*	56,304

Beverages (4.8%):
2,990	Coca-Cola Co. (The)	174,975
1,980	PepsiCo, Inc.	131,551

		306,526

Biotechnology (3.5%):
1,595	Celgene Corp.*	91,888
3,710	Gilead Sciences, Inc.*	132,113

		224,001

Chemicals (2.6%):
850	Air Products & Chemicals, Inc.	70,397
1,673	Mosaic Co. (The)	98,306

		168,703

Communications Equipment (5.3%):
8,080	Cisco Systems, Inc.*	176,952
3,645	QUALCOMM, Inc.	164,462

		341,414

Computers & Peripherals (7.5%):
1,218	Apple Computer, Inc.*	345,608
6,600	EMC Corp.*	134,046

		479,654

Construction & Engineering (1.2%):
1,520	Fluor Corp.	75,286

Diversified Financial Services (3.9%):
4,728	Bank of America Corp.	61,984
354	CME Group, Inc.	92,199
2,570	JPMorgan Chase & Co.	97,840

		252,023

Energy Equipment & Services (2.9%):
2,205	Baker Hughes, Inc.	93,933
5,385	Weatherford International, Ltd.*	92,084

		186,017

Food Products (3.3%):
2,360	General Mills, Inc.	86,234
3,930	Kraft Foods, Inc., Class A	121,280

		207,514

Health Care Equipment & Supplies (1.9%):
90	Intuitive Surgical, Inc.*	25,537
2,375	St. Jude Medical, Inc.*	93,432

		118,969

Health Care Providers & Services (3.9%):
3,185	CIGNA Corp.	113,959
2,710	Express Scripts, Inc.*	131,977

		245,936

Hotels, Restaurants & Leisure (3.9%):
2,203	Marriott International, Inc., Class A	78,933
2,299	McDonald’s Corp.	171,299

		250,232

Insurance (2.9%):
5,738	Genworth Financial, Inc.*	70,118
2,170	Prudential Financial, Inc.	117,571

		187,689

Internet & Catalog Retail (1.4%):
582	Amazon.com, Inc.*	91,409

Internet Software & Services (3.9%):
470	Google, Inc., Class A*	247,121

IT Services (2.0%):
1,973	Cognizant Technology Solutions Corp., Class A*	127,199

Machinery (2.6%):
1,040	Cummins, Inc.	94,203
1,040	Joy Global, Inc.	73,133

		167,336

Media (1.7%):
3,210	Walt Disney Co. (The)	106,283

Metals & Mining (1.6%):
1,200	Freeport-McMoRan Copper & Gold, Inc.	102,468

Oil, Gas & Consumable Fuels (5.5%):
780	EOG Resources, Inc.	72,517
3,289	Exxon Mobil Corp.	203,227
4,760	Petrohawk Energy Corp.*	76,826

		352,570

Personal Products (1.2%):
1,395	Mead Johnson Nutrition Co., Class A	79,390

Pharmaceuticals (3.3%):
2,785	Merck & Co., Inc.	102,516
2,055	Teva Pharmaceutical Industries, Ltd., SP ADR	108,401

		210,917

Road & Rail (2.2%):
1,724	Union Pacific Corp.	141,023

Semiconductors & Semiconductor Equipment (2.8%):
1,778	Broadcom Corp., Class A	62,924
6,184	Intel Corp.	118,918

		181,842

Software (6.2%):
1,564	Citrix Systems, Inc.*	106,728
7,025	Microsoft Corp.	172,042
1,400	VMware, Inc., Class A*	118,916

		397,686

Specialty Retail (3.4%):
3,690	Home Depot, Inc.	116,899
2,205	TJX Cos., Inc.	98,409

		215,308

Textiles, Apparel & Luxury Goods (1.2%):
820	Polo Ralph Lauren Corp.	73,685

Wireless Telecommunication Services (2.8%):
1,531	America Movil, SAB de C.V., SP ADR, Series L	81,648
1,850	American Tower Corp., Class A*	94,831

		176,479

Total Common Stocks (Cost $5,765,334)		6,211,946

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AGIC Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Investment Company (3.5%):
219,603	Dreyfus Treasury Prime Cash Management, 0.00%(a)	$219,603

Total Investment Company (Cost $219,603)		219,603

Total Investment Securities (Cost $5,984,937)(b)—100.8%		6,431,549
Net other assets (liabilities) — (0.8)%		(48,342)

Net Assets — 100.0%		$6,383,207

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $6,191,535. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$324,829
Unrealized depreciation	(84,815)

Net unrealized appreciation/(depreciation)	240,014

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Israel	1.7%
Mexico	1.3%
Switzerland	1.4%
United States	95.6%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AGIC Opportunity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.4%):
Aerospace & Defense (3.6%):
345,854	AerCap Holdings NV*	$4,091,453
104,425	Aerovironment, Inc.*	2,323,456

		6,414,909

Airlines (1.2%):
39,036	Copa Holdings SA, Class A	2,104,431

Auto Components (0.8%):
51,975	Tenneco, Inc.*	1,505,716

Biotechnology (4.2%):
85,010	AMAG Pharmaceuticals, Inc.*	1,463,022
145,044	BioMarin Pharmaceutical, Inc.*	3,241,733
117,658	Cubist Pharmaceuticals, Inc.*	2,752,021

		7,456,776

Capital Markets (2.0%):
25,971	Greenhill & Co., Inc.	2,060,020
209,600	MF Global Holdings, Ltd.*	1,509,120

		3,569,140

Commercial Services & Supplies (4.9%):
52,423	EnerNOC, Inc.*	1,646,606
165,140	Higher One Holdings, Inc.*	2,723,159
429,029	Innerworkings, Inc.*	2,818,720
97,226	Mobile Mini, Inc.*	1,491,447

		8,679,932

Communications Equipment (1.9%):
42,466	Acme Packet, Inc.*	1,611,160
115,425	Ciena Corp.*	1,797,167

		3,408,327

Construction & Engineering (0.8%):
59,000	Chicago Bridge & Iron Co. NV, New York Shares*	1,442,550

Consumer Finance (1.1%):
43,350	World Acceptance Corp.*	1,914,336

Diversified Consumer Services (2.8%):
151,865	American Public Education*	4,990,284

Diversified Financial Services (0.9%):
118,975	Financial Engines, Inc.*	1,579,988

Energy Equipment & Services (0.3%):
42,001	China Ming Yang Wind Power Group, Ltd.	588,014

Health Care Equipment & Supplies (7.1%):
114,927	Abaxis, Inc.*	2,654,814
134,010	Align Technology, Inc.*	2,623,916
87,359	Masimo Corp.	2,385,774
144,195	NuVasive, Inc.*	5,067,012

		12,731,516

Health Care Providers & Services (1.5%):
101,000	IPC The Hospitalist Co.*	2,759,320

Health Care Technology (1.0%):
27,625	Quality Systems, Inc.	1,831,814

Hotels, Restaurants & Leisure (2.9%):
35,995	Buffalo Wild Wings, Inc.*	1,723,801
88,062	Life Time Finess, Inc.*	3,475,807

		5,199,608

Household Durables (1.7%):
96,129	Tempur-Pedic International, Inc.*	2,979,999

Insurance (0.9%):
106,800	First American Financial Corp.	1,595,592

Internet & Catalog Retail (1.2%):
98,357	Constant Contact, Inc.*	2,107,791

Internet Software & Services (4.3%):
118,093	Archipelago Learning, Inc.*	1,413,573
151,751	Terremark Worldwide, Inc.*	1,569,105
121,643	VistaPrint NV*	4,701,502

		7,684,180

IT Services (3.3%):
114,509	Echo Global Logistics, Inc.*	1,462,280
155,573	Sapient Corp.	1,862,209
58,682	Syntel, Inc.	2,611,349

		5,935,838

Life Sciences Tools & Services (0.8%):
61,552	PAREXEL International Corp.*	1,423,698

Machinery (0.9%):
49,496	RBC Bearings, Inc.*	1,681,874

Metals & Mining (2.3%):
53,123	Haynes International, Inc.	1,855,055
236,829	Horsehead Holding Corp.*	2,337,502

		4,192,557

Oil, Gas & Consumable Fuels (11.1%):
254,086	Comstock Resources, Inc.*	5,714,394
334,040	Goodrich Petroleum Corp.*	4,866,963
352,622	Petrohawk Energy Corp.*	5,691,319
274,037	Quicksilver Resources, Inc.*	3,452,866

		19,725,542

Pharmaceuticals (3.0%):
251,836	Cardiome Pharma Corp.*	1,536,200
662,921	Durect Corp.*	1,683,819
291,331	POZEN, Inc.*	2,062,623

		5,282,642

Professional Services (2.4%):
82,507	Corporate Executive Board Co.	2,603,921
115,500	Resources Connection, Inc.	1,589,280

		4,193,201

Road & Rail (3.7%):
119,522	Celadon Group, Inc.*	1,650,599
99,875	Knight Transportation, Inc.	1,930,583
64,000	Old Dominion Freight Line, Inc.*	1,626,880
131,882	Vitran Corp., Inc.*	1,444,108

		6,652,170

Semiconductors & Semiconductor Equipment (8.4%):
167,964	Atheros Communications*	4,425,851
130,536	Netlogic Microsystems, Inc.*	3,600,183
43,313	Rubicon Technology, Inc.*	982,772
538,564	Teradyne, Inc.*	5,999,603

		15,008,409

Software (3.9%):
68,958	Commvault Systems, Inc.*	1,794,977
62,795	NetSuite, Inc.*	1,480,078
90,568	Rosetta Stone, Inc.*	1,923,664
71,425	SuccessFactors, Inc.*	1,793,482

		6,992,201

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL AGIC Opportunity Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail (3.1%):
124,050	Cabela’s, Inc., Class A*	$2,354,469
239,550	Talbots, Inc. (The)*	3,138,105

		5,492,574

Textiles, Apparel & Luxury Goods (4.2%):
235,350	Crocs, Inc.*	3,061,904
165,450	Iconix Brand Group, Inc.*	2,895,375
32,525	Under Armour, Inc.*	1,464,926

		7,422,205

Thrifts & Mortgage Finance (2.4%):
466,326	MGIC Investment Corp.*	4,304,189

Trading Companies & Distributors (0.8%):
86,580	Titan Machinery, Inc.*	1,411,254

Transportation Infrastructure (4.0%):
323,850	Aegean Marine Petroleum Network, Inc.	5,388,864
152,035	Scorpio Tankers, Inc.*	1,716,475

		7,105,339

Total Common Stocks (Cost $167,272,630)		177,367,916

Investment Company (1.8%):
3,309,977	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,309,977

Total Investment Company (Cost $3,309,977)		3,309,977

Total Investment Securities (Cost $170,582,607)(b)—101.2%		180,677,893
Net other assets (liabilities) — (1.2)%		(2,217,747)

Net Assets — 100.0%		$178,460,146

Percentages indicated are based on net assets as of September 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $178,031,809. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,892,354
Unrealized depreciation	(10,246,270)

Net unrealized appreciation/(depreciation)	2,646,084

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	2.6%
Canada	1.6%
Cayman Islands	0.3%
Greece	3.0%
Marshall Islands	1.0%
Netherlands	3.1%
Panama	1.2%
United States	87.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.4%):
Air Freight & Logistics (2.2%):
159,900	United Parcel Service, Inc., Class B	$10,663,731

Airlines (2.8%):
817,900	Delta Air Lines, Inc.*	9,520,356
165,900	UAL Corp.*	3,920,217

		13,440,573

Automobiles (0.8%):
327,400	Ford Motor Co.*	4,007,376

Beverages (2.4%):
199,200	Coca-Cola Co. (The)	11,657,184

Biotechnology (2.0%):
37,700	Alexion Pharmaceuticals, Inc.*	2,426,372
61,800	Amgen, Inc.*	3,405,798
89,000	Dendreon Corp.*	3,665,020

		9,497,190

Capital Markets (0.8%):
168,800	Jefferies Group, Inc.	3,830,072

Chemicals (0.8%):
77,900	Ecolab, Inc.	3,952,646

Commercial Banks (1.2%):
230,600	Wells Fargo & Co.	5,794,978

Communications Equipment (4.0%):
352,400	Cisco Systems, Inc.*	7,717,560
55,000	F5 Networks, Inc.*	5,709,550
124,500	QUALCOMM, Inc.	5,617,440

		19,044,550

Computers & Peripherals (8.6%):
102,300	Apple Computer, Inc.*	29,027,625
190,700	NetApp, Inc.*	9,494,953
226,500	Seagate Technology plc*	2,668,170

		41,190,748

Consumer Finance (1.0%):
116,200	American Express Co.	4,883,886

Diversified Financial Services (1.7%):
334,900	Moody’s Corp.	8,365,802

Diversified Telecommunication Services (0.7%):
96,200	Verizon Communications, Inc.	3,135,158

Energy Equipment & Services (1.9%):
147,100	Schlumberger, Ltd.	9,062,831

Food & Staples Retailing (1.1%):
145,100	Whole Foods Market, Inc.*	5,384,661

Health Care Providers & Services (3.1%):
193,100	Express Scripts, Inc.*	9,403,970
215,850	Lincare Holdings, Inc.	5,415,677

		14,819,647

Health Care Technology (1.2%):
70,500	Cerner Corp.*	5,921,295

Hotels, Restaurants & Leisure (5.1%):
111,900	Ctrip.com International, Ltd., SP ADR*	5,343,225
15,700	Darden Restaurants, Inc.	671,646
240,500	Las Vegas Sands Corp.*	8,381,425
216,200	Starbucks Corp.	5,530,396
86,700	Starwood Hotels & Resorts Worldwide, Inc.	4,556,085

		24,482,777

Household Products (2.3%):
183,400	Procter & Gamble Co. (The)	10,998,498

Internet & Catalog Retail (4.7%):
93,400	Amazon.com, Inc.*	14,669,404
47,400	Netflix, Inc.*	7,686,384

		22,355,788

Internet Software & Services (5.7%):
79,700	Akamai Technologies, Inc.*	3,999,346
54,500	Baidu, Inc., SP ADR*	5,592,790
33,900	Google, Inc., Class A*	17,824,281

		27,416,417

IT Services (1.2%):
92,700	Cognizant Technology Solutions Corp., Class A*	5,976,369

Life Sciences Tools & Services (2.5%):
144,700	Covance, Inc.*	6,770,513
105,400	Illumina, Inc.*	5,185,680

		11,956,193

Machinery (9.4%):
34,200	Caterpillar, Inc.	2,690,856
78,600	Cummins, Inc.	7,119,588
305,700	Danaher Corp.	12,414,477
132,700	Joy Global, Inc.	9,331,464
222,000	PACCAR, Inc.	10,689,300
46,100	Stanley Black & Decker, Inc.	2,825,008

		45,070,693

Media (1.4%):
417,400	CBS Corp.	6,619,964

Metals & Mining (1.3%):
31,400	Agnico-Eagle Mines, Ltd.	2,230,342
45,100	Freeport-McMoRan Copper & Gold, Inc.	3,851,089

		6,081,431

Multiline Retail (3.3%):
156,900	Kohl’s Corp.*	8,265,492
139,000	Target Corp.	7,428,160

		15,693,652

Oil, Gas & Consumable Fuels (4.3%):
98,500	Anadarko Petroleum Corp.	5,619,425
90,800	EOG Resources, Inc.	8,441,676
208,900	Massey Energy Co.	6,480,078

		20,541,179

Personal Products (1.4%):
208,200	Avon Products, Inc.	6,685,302

Pharmaceuticals (1.9%):
172,300	Abbott Laboratories	9,000,952

Professional Services (1.0%):
90,700	Manpower, Inc.	4,734,540

Semiconductors & Semiconductor Equipment (4.9%):
149,300	Altera Corp.	4,502,888
146,400	Broadcom Corp., Class A	5,181,096
80,200	Cree, Inc.*	4,354,058
113,900	Lam Research Corp.*	4,766,715
660,500	Micron Technology, Inc.*	4,762,205

		23,566,962

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL BlackRock Capital Appreciation Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software (10.2%):
225,700	Check Point Software Technologies, Ltd.*	$8,335,101
532,600	Microsoft Corp.	13,043,374
284,300	Oracle Corp.	7,633,455
175,700	Red Hat, Inc.*	7,203,700
78,500	Salesforce.com, Inc.*	8,776,300
45,000	VMware, Inc., Class A*	3,822,300

		48,814,230

Specialty Retail (1.8%):
192,000	Home Depot, Inc.	6,082,560
87,700	Urban Outfitters, Inc.*	2,757,288

		8,839,848

Wireless Telecommunication Services (0.7%):
86,900	NII Holdings, Inc.*	3,571,590

Total Common Stocks (Cost $381,514,751)		477,058,713

Investment Company (0.7%):
3,282,541	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,282,541

Total Investment Company (Cost $3,282,541)		3,282,541

Total Investment Securities (Cost $384,797,292)(b)—100.1%		480,341,254
Net other assets (liabilities) — (0.1)%		(413,691)

Net Assets — 100.0%		$479,927,563

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $388,613,288. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$98,231,872
Unrealized depreciation	(6,503,906)

Net unrealized appreciation/(depreciation)	91,727,966

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Canada	0.4%
Cayman Islands	2.3%
Ireland	0.6%
Israel	1.7%
Netherlands	1.9%
United States	93.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Convertible Preferred Stocks (0.2%):
Diversified Financial Services (0.2%):
2,100	Fifth Third Bancorp, Series G	$268,800

Total Convertible Preferred Stocks (Cost $294,139)		268,800

Common Stocks (95.7%):
Aerospace & Defense (1.7%):
76,179	AerCap Holdings NV*	901,198
6,900	L-3 Communications Holdings, Inc.	498,663
25,000	Spirit AeroSystems Holdings, Inc., Class A*	498,250

		1,898,111

Airlines (0.5%):
45,500	Delta Air Lines, Inc.*	529,620

Auto Components (1.1%):
23,200	BorgWarner, Inc.*	1,220,784

Automobiles (0.8%):
32,900	Harley-Davidson, Inc.	935,676

Beverages (0.7%):
17,000	Molson Coors Brewing Co.	802,740

Capital Markets (2.0%):
35,500	Raymond James Financial, Inc.	899,215
79,200	TD AMERITRADE Holding Corp.*	1,279,080

		2,178,295

Chemicals (4.0%):
23,600	Albemarle Corp.	1,104,716
31,400	Celanese Corp., Series A	1,007,940
12,400	International Flavor & Fragrances, Inc.	601,648
23,500	PPG Industries, Inc.	1,710,800

		4,425,104

Commercial Banks (7.1%):
23,300	City National Corp.	1,236,531
38,500	Comerica, Inc.	1,430,275
22,900	Cullen/Frost Bankers, Inc.	1,233,623
86,200	Fifth Third Bancorp	1,036,986
94,500	Huntington Bancshares, Inc.	535,815
19,351	SVB Financial Group*	818,934
53,682	TCF Financial Corp.	869,112
32,400	Zions Bancorp	692,064

		7,853,340

Communications Equipment (0.9%):
108,400	Brocade Communications Systems, Inc.*	633,056
17,800	CommScope, Inc.*	422,572

		1,055,628

Computers & Peripherals (1.0%):
35,800	Diebold, Inc.	1,113,022

Construction & Engineering (0.7%):
32,300	Foster Wheeler AG*	790,058

Consumer Finance (1.8%):
117,568	Discover Financial Services	1,961,034

Containers & Packaging (1.8%):
19,100	Crown Holdings, Inc.*	547,406
61,000	Packaging Corp. of America	1,413,370

		1,960,776

Diversified Financial Services (0.8%):
21,300	CIT Group, Inc.*	869,466

Diversified Telecommunication Services (0.8%):
146,500	Qwest Communications International, Inc.	918,555

Electric Utilities (2.0%):
38,400	American Electric Power Co., Inc.	1,391,232
29,200	Northeast Utilities	863,444

		2,254,676

Electrical Equipment (1.0%):
22,900	Cooper Industries plc	1,120,497

Electronic Equipment, Instruments & Components (2.6%):
25,700	Agilent Technologies, Inc.*	857,609
37,400	Arrow Electronics, Inc.*	999,702
51,400	Molex, Inc.	1,075,802

		2,933,113

Energy Equipment & Services (4.7%):
20,700	Cameron International Corp.*	889,272
24,700	Dresser-Rand Group, Inc.*	911,183
35,500	Nabors Industries, Ltd.*	641,130
23,700	Noble Corp.	800,823
31,200	Pride International, Inc.*	918,216
64,500	Weatherford International, Ltd.*	1,102,950

		5,263,574

Food Products (1.1%):
21,006	J.M. Smucker Co. (The)	1,271,493

Health Care Equipment & Supplies (2.1%):
11,900	Cooper Companies, Inc.	550,018
20,900	Teleflex, Inc.	1,186,702
10,800	Zimmer Holdings, Inc.*	565,164

		2,301,884

Health Care Providers & Services (0.7%):
24,700	Community Health Systems, Inc.*	764,959

Hotels, Restaurants & Leisure (2.6%):
41,363	International Game Technology	597,695
35,300	Royal Caribbean Cruises, Ltd.*	1,113,009
21,400	Starwood Hotels & Resorts Worldwide, Inc.	1,124,570

		2,835,274

Household Durables (0.9%):
87,600	D. R. Horton, Inc.	974,112

Household Products (0.9%):
15,800	Clorox Co. (The)	1,054,808

Independent Power Producers & Energy Traders (0.5%):
51,869	AES Corp. (The)*	588,713

Insurance (5.9%):
19,000	ACE, Ltd.	1,106,750
38,500	Assured Guaranty, Ltd.	658,735
28,600	Axis Capital Holdings, Ltd.	942,084
70,805	Lincoln National Corp.	1,693,656
31,900	Reinsurance Group of America, Inc.	1,540,451
26,788	XL Group plc	580,228

		6,521,904

Internet & Catalog Retail (0.5%):
40,400	Liberty Media Corp. — Capital, Series A*	553,884

Leisure Equipment & Products (1.3%):
19,000	Hasbro, Inc.	845,690
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Leisure Equipment & Products, continued
23,300	Mattel, Inc.	$546,618

		1,392,308

Life Sciences Tools & Services (0.5%):
4,300	Mettler-Toledo International, Inc.*	535,092

Machinery (5.0%):
15,100	Crane Co.	572,894
36,900	Ingersoll-Rand plc	1,317,699
17,500	Kennametal, Inc.	541,275
12,300	Navistar International Corp.*	536,772
22,600	Parker Hannifin Corp.	1,583,356
17,000	Stanley Black & Decker, Inc.	1,041,760

		5,593,756

Media (1.6%):
52,600	CBS Corp.	834,236
39,500	DISH Network Corp., Class A	756,820
17,111	Gannett Co., Inc.	209,268

		1,800,324

Metals & Mining (1.2%):
30,100	United States Steel Corp.	1,319,584

Multi-Utilities (7.4%):
40,300	CMS Energy Corp.	726,206
23,700	PG&E Corp.	1,076,454
32,800	Public Service Enterprise Group, Inc.	1,085,024
34,500	Sempra Energy	1,856,100
32,000	Wisconsin Energy Corp.	1,849,600
72,600	Xcel Energy, Inc.	1,667,622

		8,261,006

Oil, Gas & Consumable Fuels (6.8%):
38,400	Cabot Oil & Gas Corp.	1,156,224
18,300	Ensco plc, SP ADR	818,559
15,200	Murphy Oil Corp.	941,184
17,500	Newfield Exploration Co.*	1,005,200
31,751	Peabody Energy Corp.	1,556,117
90,000	Spectra Energy Corp.	2,029,500

		7,506,784

Paper & Forest Products (0.7%):
49,685	Weyerhaeuser Co.	783,036

Personal Products (2.0%):
42,100	Avon Products, Inc.	1,351,831
13,400	Estee Lauder Co., Inc. (The), Class A	847,282

		2,199,113

Pharmaceuticals (0.5%):
12,100	Watson Pharmaceuticals, Inc.*	511,951

Professional Services (0.9%):
18,200	Manpower, Inc.	950,040

Real Estate Investment Trusts (REITs) (8.4%):
17,800	Alexandria Real Estate Equities, Inc.	1,246,000
17,000	Boston Properties, Inc.	1,413,040
36,400	Equity Residential Property Trust	1,731,548
74,723	Host Hotels & Resorts, Inc.	1,081,989
62,400	ProLogis Trust	735,072
30,900	Rayonier, Inc.	1,548,708
22,300	Taubman Centers, Inc.	994,803
6,787	Vornado Realty Trust	580,492

		9,331,652

Real Estate Management & Development (0.6%):
36,500	CB Richard Ellis Group, Inc., Class A*	667,220

Road & Rail (1.5%):
9,600	Canadian Pacific Railway, Ltd.	584,928
15,872	Con-way, Inc.	491,873
50,700	Hertz Global Holdings, Inc.*	536,913

		1,613,714

Semiconductors & Semiconductor Equipment (0.6%):
58,300	Atmel Corp.*	464,068
8,300	Varian Semiconductor Equipment Associates, Inc.*	238,874

		702,942

Software (1.4%):
26,900	Autodesk, Inc.*	859,993
43,400	Nuance Communications, Inc.*	678,776

		1,538,769

Specialty Retail (2.8%):
78,300	Foot Locker, Inc.	1,137,699
45,800	Limited Brands, Inc.	1,226,524
13,600	O’Reilly Automotive, Inc.*	723,520

		3,087,743

Textiles, Apparel & Luxury Goods (0.5%):
22,800	Hanesbrands, Inc.*	589,608

Thrifts & Mortgage Finance (0.8%):
37,019	MGIC Investment Corp.*	341,685
39,600	People’s United Financial, Inc.	518,364

		860,049

Total Common Stocks (Cost $90,455,791)		106,195,791

Convertible Bonds (0.3%):
$222,000	Cameron International Corp., 2.50%, 6/15/26	286,657

Total Convertible Bonds (Cost $262,475)		286,657

Investment Company (4.5%):
5,006,444	Dreyfus Treasury Prime Cash Management, 0.00%(a)	5,006,444

Total Investment Company (Cost $5,006,444)		5,006,444

Total Investment Securities (Cost $96,018,849)(b)—100.7%		111,757,692
Net other assets (liabilities) — (0.7)%		(810,475)

Net Assets — 100.0%		$110,947,217

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $96,921,127. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Mid Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Unrealized appreciation	$17,120,614
Unrealized depreciation	(2,284,049)

Net unrealized appreciation/(depreciation)	14,836,565

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	2.7%
Canada	0.5%
Ireland	2.7%
Liberia	1.0%
Netherlands	0.8%
Switzerland	2.7%
United Kingdom	0.7%
United States	88.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.6%):
Aerospace & Defense (1.8%):
22,600	AAR Corp.*	$421,716
26,065	Ceradyne, Inc.*	608,618
10,560	Esterline Technologies Corp.*	604,349
24,810	Ladish Co., Inc.*	772,335

		2,407,018

Air Freight & Logistics (0.3%):
65,027	Pacer International, Inc.*	392,763

Airlines (0.3%):
30,221	SkyWest, Inc.	421,885

Biotechnology (0.4%):
22,130	Martek Biosciences Corp.*	500,802

Building Products (1.1%):
9,990	Ameron International Corp.	678,921
9,542	Lennox International, Inc.	397,806
15,393	Universal Forest Products, Inc.	450,245

		1,526,972

Capital Markets (3.0%):
14,467	Federated Investors, Inc.	329,269
89,273	GFI Group, Inc.	414,227
36,340	International Assets Holding Corp.*	657,754
49,293	Investment Technology Group, Inc.*	700,946
68,640	Knight Capital Group, Inc., Class A*	850,450
34,271	OptionsXpress Holdings, Inc.*	526,403
20,281	Piper Jaffray Cos., Inc.*	590,785

		4,069,834

Chemicals (2.2%):
43,500	H.B. Fuller Co.	864,345
12,090	Minerals Technologies, Inc.	712,343
47,177	OM Group, Inc.*	1,420,971

		2,997,659

Commercial Banks (7.5%):
56,912	Ameris Bancorp*	532,127
15,830	BancFirst Corp.	640,482
41,780	BancTrust Financial Group, Inc.*	127,847
32,685	Bryn Mawr Bank Corp.	562,836
39,060	Chemical Financial Corp.	806,198
41,450	Columbia Banking System, Inc.	814,492
25,380	Community Trust Bancorp, Inc.	687,544
5,380	First Citizens BancShares, Inc., Class A	996,753
134,647	First Commonwealth Financial Corp.	733,826
28,390	First Financial Corp.	837,505
200	First National Bank Alaska	379,200
20,838	Hancock Holding Co.	626,599
40,009	Investors Bancorp, Inc.*	473,706
25,427	Merchants Bancshares, Inc.	634,149
37,490	Northfield Bancorp, Inc.	405,642
30,293	Northrim BanCorp, Inc.	502,864
167,302	West Coast Bancorp*	381,449

		10,143,219

Commercial Services & Supplies (2.0%):
21,200	ABM Industries, Inc.	457,708
15,591	Consolidated Graphics, Inc.*	646,247
27,817	Ennis, Inc.	497,646
19,609	G & K Services, Inc., Class A	448,262
11,370	United Stationers, Inc.*	608,408

		2,658,271

Communications Equipment (2.2%):
29,550	Anaren, Inc.*	496,145
17,283	Bel Fuse, Inc., Class B	359,832
18,752	Black Box Corp.	601,189
16,441	Plantronics, Inc.	555,377
72,725	Symmetricom, Inc.*	415,987
39,300	Tekelec*	509,328

		2,937,858

Construction & Engineering (2.9%):
40,836	Comfort Systems USA, Inc.	438,170
56,273	Dycom Industries, Inc.*	562,167
31,370	Emcor Group, Inc.*	771,388
27,056	KBR, Inc.	666,660
27,137	KHD Humboldt Wedag International AG	219,783
18,990	Layne Christensen Co.*	491,651
47,853	Pike Electric Corp.*	348,370
33,418	Sterling Construction Co., Inc.*	413,715

		3,911,904

Construction Materials (0.2%):
11,984	Eagle Materials, Inc.	284,021

Consumer Finance (0.6%):
25,079	Cash America International, Inc.	877,765

Containers & Packaging (2.2%):
8,945	Greif, Inc., Class A	526,324
23,701	Greif, Inc., Class B	1,360,437
18,056	Packaging Corp. of America	418,358
21,020	Silgan Holdings, Inc.	666,334

		2,971,453

Diversified Consumer Services (0.5%):
33,984	Regis Corp.	650,114

Diversified Financial Services (0.5%):
41,143	Medallion Financial Corp.	320,504
10,660	PICO Holdings, Inc.*	318,308

		638,812

Diversified Telecommunication Services (0.3%):
30,179	Warwick Valley Telephone Co.	429,749

Electric Utilities (1.2%):
22,248	ALLETE, Inc.	810,495
19,190	MGE Energy, Inc.	759,732

		1,570,227

Electrical Equipment (1.7%):
9,795	A.O. Smith Corp.	567,032
22,300	Belden CDT, Inc.	588,274
283,886	Broadwind Energy, Inc.*	530,867
41,228	GrafTech International, Ltd.*	644,394

		2,330,567

Electronic Equipment, Instruments & Components (3.5%):
13,595	Anixter International, Inc.*	733,994
44,515	Benchmark Electronics, Inc.*	730,046
63,192	Brightpoint, Inc.*	441,712
47,593	CTS Corp.	457,845
31,395	Electro Scientific Industries, Inc.*	348,798
14,046	Littlelfuse, Inc.*	613,810
45,979	Methode Electronics, Inc.	417,489
16,008	MTS Systems Corp.	496,248
92,235	Nam Tai Electronics, Inc.*	426,126

		4,666,068

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services (3.0%):
70,990	Cal Dive International, Inc.*	$388,315
17,160	Dawson Geophysical Co.*	457,314
32,697	Gulf Island Fabrication, Inc.	595,085
36,205	Matrix Service Co.*	316,794
38,457	Patterson-UTI Energy, Inc.	656,846
18,890	T-3 Energy Services, Inc.*	493,973
65,559	TGC Industries, Inc.*	251,747
12,212	Tidewater, Inc.	547,220
73,707	Union Drilling, Inc.*	330,207

		4,037,501

Food & Staples Retailing (0.8%):
19,732	Ruddick Corp.	684,306
30,522	Spartan Stores, Inc.	442,569

		1,126,875

Food Products (0.7%):
42,330	Fresh Del Monte Produce, Inc.*	918,561

Gas Utilities (1.2%):
18,576	Laclede Group, Inc. (The)	639,386
20,910	NICOR, Inc.	958,096

		1,597,482

Health Care Equipment & Supplies (2.7%):
8,780	Analogic Corp.	394,046
28,990	AngioDynamics, Inc.*	441,807
29,494	Cantel Medical Corp.	477,803
11,892	ICU Medical, Inc.*	443,453
23,247	Kensey Nash Corp.*	671,606
44,380	Medical Action Industries, Inc.*	401,639
50,166	Symmetry Medical, Inc.*	483,600
13,518	Young Innovations, Inc.	386,750

		3,700,704

Health Care Providers & Services (4.1%):
28,637	AmSurg Corp.*	500,575
17,840	Centene Corp.*	420,846
43,546	Healthspring, Inc.*	1,125,229
43,818	Kindred Healthcare, Inc.*	570,510
15,060	Magellan Health Services, Inc.*	711,434
53,506	MedCath Corp.*	538,805
30,946	NovaMed, Inc.*	299,867
18,568	Owens & Minor, Inc.	528,445
24,320	Triple-S Management Corp., Class B*	409,792
24,800	U.S. Physical Therapy, Inc.*	414,656

		5,520,159

Hotels, Restaurants & Leisure (1.9%):
61,440	Benihana, Inc., Class A*	466,330
23,722	Bob Evans Farms, Inc.	665,876
12,590	CEC Entertainment, Inc.*	432,215
8,223	Chesapeake Lodging Trust	134,528
18,830	Jack in the Box, Inc.*	403,715
20,884	Red Robin Gourmet Burgers*	409,535

		2,512,199

Household Durables (1.0%):
24,165	American Greetings Corp., Class A	449,227
12,900	Cavco Industries, Inc.*	463,239
25,037	CSS Industries, Inc.	432,890

		1,345,356

Insurance (9.5%):
9,790	Allied World Assurance Co. Holdings, Ltd.	554,016
35,970	American Safety Insurance Holdings, Ltd.*	587,750
23,000	Argo Group International Holdings, Ltd.	799,020
24,539	Baldwin & Lyons, Inc., Class B	624,517
43,730	CNA Surety Corp.*	783,642
69,311	eHealth, Inc.*	895,498
27,501	EMC Insurance Group, Inc.	586,321
27,896	FBL Financial Group, Inc., Class A	724,738
58,930	First Mercury Financial Corp.	594,014
74,936	Global Indemnity plc*	1,202,723
10,270	Hanover Insurance Group, Inc. (The)	482,690
14,440	Harleysville Group, Inc.	473,488
54,511	Horace Mann Educators Corp.	969,206
2,800	National Western Life Insurance Co., Class A	393,904
20,147	Navigators Group, Inc.*	899,161
21,160	Safety Insurance Group, Inc.	889,143
34,825	Stewart Information Services Corp.	394,219
43,623	United Fire & Casualty Co.	925,244

		12,779,294

Internet Software & Services (1.0%):
47,280	InfoSpace, Inc.*	409,445
81,251	United Online, Inc.	464,755
34,750	ValueClick, Inc.*	454,530

		1,328,730

IT Services (2.5%):
32,906	Acxiom Corp.*	521,889
13,084	CACI International, Inc., Class A*	592,182
28,110	CSG Systems International, Inc.*	512,445
8,280	Maximus, Inc.	509,882
223,438	MoneyGram International, Inc.*	545,189
43,760	TeleTech Holdings, Inc.*	649,399

		3,330,986

Leisure Equipment & Products (0.5%):
37,222	JAKKS Pacific, Inc.*	656,596

Machinery (3.5%):
17,106	Astec Industries, Inc.*	488,034
15,889	CIRCOR International, Inc.	502,092
21,655	Enpro Industries, Inc.*	677,369
18,002	Freightcar America, Inc.	442,849
15,221	Harsco Corp.	374,132
30,536	Kadant, Inc.*	577,436
14,960	L.B. Foster Co., Class A*	432,942
25,058	Mueller Industries, Inc.	663,787
18,318	Robbins & Myers, Inc.	490,556

		4,649,197

Marine (0.3%):
33,410	Diana Shipping, Inc.*	424,307

Media (0.5%):
22,112	Scholastic Corp.	615,156

Metals & Mining (2.3%):
11,373	Carpenter Technology Corp.	383,384
18,019	Haynes International, Inc.	629,223
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued
23,359	Olympic Steel, Inc.	$537,023
17,438	RTI International Metals, Inc.*	533,952
27,760	Terra Nova Royalty Corp.	207,090
76,360	Thompson Creek Metals Co., Inc.*	823,161

		3,113,833

Multi-Utilities (1.6%):
36,967	Avista Corp.	771,871
14,013	CH Energy Group, Inc.	618,814
25,998	NorthWestern Corp.	740,943

		2,131,628

Oil, Gas & Consumable Fuels (3.3%):
17,710	Berry Petroleum Co., Class A	561,938
17,840	Bill Barrett Corp.*	642,240
15,454	Forest Oil Corp.*	458,984
15,600	Holly Corp.	448,500
87,318	International Coal Group, Inc.*	464,532
39,186	Stone Energy Corp.*	577,210
25,277	Swift Energy Co.*	709,778
19,790	World Fuel Services Corp.	514,738

		4,377,920

Pharmaceuticals (0.4%):
20,160	Medicis Pharmaceutical Corp., Class A	597,744

Professional Services (1.5%):
29,117	CDI Corp.	376,192
11,858	FTI Consulting, Inc.*	411,354
26,929	Kforce, Inc.*	369,466
29,909	Korn/Ferry International*	494,695
59,083	LECG Corp.*	64,991
31,356	Navigant Consulting, Inc.*	364,670

		2,081,368

Real Estate Investment Trusts (REITs) (5.3%):
140,260	DCT Industrial Trust, Inc.	671,845
85,606	DiamondRock Hospitality, Co.	812,401
45,688	Franklin Street Properties Corp.	567,445
20,470	Getty Realty Corp.	549,210
15,508	National Health Investors, Inc. REIT	683,283
24,047	Potlatch Corp.	817,598
42,860	Starwood Property Trust, Inc.	851,628
50,016	Sunstone Hotel Investors, Inc.*	453,645
30,390	Terreno Realty Corp.*	553,706
16,480	Universal Health Realty Income Trust	567,077
35,152	Urstadt Biddle Properties, Inc., Class A	635,548

		7,163,386

Real Estate Management & Development (0.4%):
26,264	Avatar Holdings, Inc.*	501,117

Road & Rail (1.3%):
30,252	Heartland Express, Inc.	449,847
12,017	Ryder System, Inc.	513,967
40,596	Werner Enterprises, Inc.	831,812

		1,795,626

Semiconductors & Semiconductor Equipment (2.2%):
65,880	Amkor Technology, Inc.*	432,831
26,570	ATMI, Inc.*	394,830
65,240	Integrated Device Technology, Inc.*	381,654
18,320	MKS Instruments, Inc.*	329,394
19,950	Tessera Technologies, Inc.*	369,075
11,580	Varian Semiconductor Equipment Associates, Inc.*	333,272
35,591	Verigy, Ltd.*	289,355
49,581	Zoran Corp.*	378,799

		2,909,210

Software (1.6%):
47,066	Compuware Corp.*	401,473
13,900	Jack Henry & Associates, Inc.	354,450
43,254	Monotype Imaging Holdings, Inc.*	395,774
19,635	Parametric Technology Corp.*	383,668
18,050	Progress Software Corp.*	597,455

		2,132,820

Specialty Retail (4.8%):
19,092	America’s Car-Mart, Inc.*	480,736
63,080	Christopher & Banks Corp.	498,963
40,095	Finish Line, Inc. (The), Class A	557,721
42,590	Foot Locker, Inc.	618,833
26,290	GameStop Corp., Class A*	518,176
26,367	Men’s Wearhouse, Inc. (The)	627,271
40,090	OfficeMax, Inc.*	524,778
210,912	Pacific Sunwear of California, Inc.*	1,103,070
40,811	Rent-A-Center, Inc.	913,350
30,918	Shoe Carnival, Inc.*	625,162

		6,468,060

Textiles, Apparel & Luxury Goods (0.3%):
41,911	Movado Group, Inc.*	455,992

Thrifts & Mortgage Finance (4.9%):
121,063	Bank Mutual Corp.	628,317
73,765	BankFinancial Corp.	676,425
76,500	Beneficial Mutual Bancorp, Inc.*	686,205
84,406	Brookline Bancorp, Inc.	842,372
45,432	Clifton Savings Bancorp, Inc.	390,715
39,837	ESSA Bancorp, Inc.	471,670
58,902	Home Federal Bancorp, Inc.	716,837
77,574	TrustCo Bank Corp.	431,312
36,480	United Financial Bancorp, Inc.	492,845
38,889	Washington Federal, Inc.	593,446
79,050	Westfield Financial, Inc.	616,590

		6,546,734

Trading Companies & Distributors (0.9%):
19,172	Applied Industrial Technologies, Inc.	586,663
22,760	Kaman Corp., Class A	596,540

		1,183,203

Wireless Telecommunication Services (1.2%):
36,797	NTELOS Holdings Corp.	622,605
24,793	Shenandoah Telecommunications Co.	450,489
23,723	Syniverse Holdings, Inc.*	537,800

		1,610,894

Total Common Stocks (Cost $124,854,010)		133,999,599

Investment Company (0.9%):
1,208,857	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,208,857

Total Investment Company (Cost $1,208,857)		1,208,857

Total Investment Securities (Cost $126,062,867)(b)—100.5%		135,208,456
Net other assets (liabilities) — (0.5)%		(631,001)

Net Assets — 100.0%		$134,577,455

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Columbia Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Percentages indicated are based on net assets as of September 30, 2010.

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $130,556,997. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,143,420
Unrealized depreciation	(5,491,961)

Net unrealized appreciation/(depreciation)	4,651,459

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.4%
British Virgin Islands	0.3%
Canada	0.8%
Cayman Islands	0.7%
Germany	0.2%
Greece	0.3%
Ireland	0.9%
Singapore	0.2%
United States	96.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.9%):
Aerospace & Defense (0.3%):
17,850	Lockheed Martin Corp.	$1,272,348

Automobiles (0.9%):
126,190	Harley-Davidson, Inc.	3,588,844

Beverages (4.6%):
129,250	Coca-Cola Co. (The)	7,563,710
75,910	Diageo plc, SP ADR	5,238,549
117,746	Heineken Holding NV	5,155,719

		17,957,978

Capital Markets (6.3%):
69,630	Ameriprise Financial, Inc.	3,295,588
533,650	Bank of New York Mellon Corp.	13,944,274
14,000	Charles Schwab Corp.	194,600
82,150	GAM Holding, Ltd.	1,246,640
13,870	Goldman Sachs Group, Inc.	2,005,325
112,550	Julius Baer Group, Ltd.	4,103,584

		24,790,011

Chemicals (1.7%):
7,610	Air Products & Chemicals, Inc.	630,260
52,220	Monsanto Co.	2,502,905
15,522	Potash Corp. of Saskatchewan, Inc.	2,235,789
16,900	Praxair, Inc.	1,525,394

		6,894,348

Commercial Banks (3.9%):
613,476	Wells Fargo & Co.	15,416,652

Commercial Services & Supplies (1.3%):
237,880	Iron Mountain, Inc.	5,314,239

Computers & Peripherals (0.9%):
86,520	Hewlett-Packard Co.	3,639,896

Construction Materials (0.9%):
30,640	Martin Marietta Materials, Inc.	2,358,361
27,430	Vulcan Materials Co.	1,012,715

		3,371,076

Consumer Finance (4.4%):
411,340	American Express Co.	17,288,620

Containers & Packaging (2.0%):
346,280	Sealed Air Corp.	7,784,374

Diversified Financial Services (0.9%):
21,614	Bank of America Corp.	283,360
14,336	JPMorgan Chase & Co.	545,771
113,900	Moody’s Corp.	2,845,222

		3,674,353

Electrical Equipment (0.4%):
75,700	ABB, Ltd., SP ADR	1,598,784

Electronic Equipment, Instruments & Components (1.7%):
114,190	Agilent Technologies, Inc.*	3,810,521
81,840	Tyco International, Ltd.	3,005,983

		6,816,504

Energy Equipment & Services (0.8%):
11,100	Schlumberger, Ltd.	683,871
37,759	Transocean, Ltd.*	2,427,526

		3,111,397

Food & Staples Retailing (7.5%):
253,020	Costco Wholesale Corp.	16,317,260
416,389	CVS Caremark Corp.	13,103,762

		29,421,022

Food Products (1.3%):
28,920	Hershey Co.	1,376,303
40,490	Nestle SA	2,158,512
49,850	Unilever NV, New York Shares	1,489,518

		5,024,333

Health Care Equipment & Supplies (1.7%):
69,000	Baxter International, Inc.	3,291,990
47,090	Becton Dickinson & Co.	3,489,369

		6,781,359

Health Care Providers & Services (1.9%):
152,120	Express Scripts, Inc.*	7,408,244

Household Durables (0.1%):
14,272	Hunter Douglas NV	573,984

Household Products (1.8%):
120,050	Procter & Gamble Co. (The)	7,199,398

Insurance (12.1%):
9,080	Aon Corp.	355,119
141	Berkshire Hathaway, Inc., Class A*	17,554,500
7,640	Everest Re Group, Ltd.	660,631
4,010	Fairfax Financial Holdings, Ltd.	1,632,522
1,990	Fairfax Financial Holdings, Ltd.	810,626
311,550	Loews Corp.	11,807,745
1,100	Markel Corp.*	379,049
504,510	Progressive Corp. (The)	10,529,124
80,498	Transatlantic Holdings, Inc.	4,090,908

		47,820,224

Internet & Catalog Retail (0.3%):
76,160	Liberty Media Corp. — Capital, Series A*	1,044,154

Internet Software & Services (1.2%):
9,290	Google, Inc., Class A*	4,884,589

IT Services (0.3%):
14,090	Visa, Inc., Class A	1,046,323

Marine (1.0%):
852,300	China Shipping Development Co., Ltd., Share H	1,169,801
22,070	Kuehne & Nagel International AG, Registered Shares	2,653,427

		3,823,228

Media (1.2%):
82,480	Grupo Televisa SA, SP ADR	1,560,521
6,086	Liberty Media-Starz, Series A*	394,860
181,580	News Corp.	2,371,435
14,720	Walt Disney Co. (The)	487,379

		4,814,195

Metals & Mining (1.0%):
56,850	BHP Billiton plc	1,814,976
36,815	Rio Tinto plc	2,161,466

		3,976,442

Oil, Gas & Consumable Fuels (13.6%):
283,220	Canadian Natural Resources, Ltd.	9,799,412
1,825,700	China Coal Energy Co., Share H	3,011,186
178,680	Devon Energy Corp.	11,567,743
142,610	EOG Resources, Inc.	13,258,452
164,750	Occidental Petroleum Corp.	12,899,925
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Davis NY Venture Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
235,660	OGX Petroleo e Gas Participacoes SA*	$3,067,467

		53,604,185

Paper & Forest Products (1.1%):
259,920	Sino-Forest Corp., Class A*(a)	4,331,158

Personal Products (0.5%):
22,980	Mead Johnson Nutrition Co., Class A	1,307,792
24,990	Natura Cosmeticos SA	675,234

		1,983,026

Pharmaceuticals (8.1%):
155,140	Johnson & Johnson Co.	9,612,474
294,002	Merck & Co., Inc.	10,822,214
439,550	Pfizer, Inc.	7,547,074
30,600	Roche Holding AG	4,179,195

		32,160,957

Real Estate Management & Development (1.2%):
53,560	Brookfield Asset Management, Inc., Class A	1,519,497
486,800	Hang Lung Group, Ltd.	3,178,039

		4,697,536

Semiconductors & Semiconductor Equipment (2.0%):
287,300	Texas Instruments, Inc.	7,797,322

Software (1.7%):
168,750	Activision Blizzard, Inc.	1,825,875
206,490	Microsoft Corp.	5,056,940

		6,882,815

Specialty Retail (2.7%):
153,610	Bed Bath & Beyond, Inc.*	6,668,210
144,410	CarMax, Inc.*	4,023,263

		10,691,473

Tobacco (1.1%):
75,910	Philip Morris International, Inc.	4,252,478

Transportation Infrastructure (1.1%):
1,098,252	China Merchants Holdings International Co., Ltd.	3,986,114
51,490	LLX Logistica SA*	280,628

		4,266,742

Wireless Telecommunication Services (0.4%):
31,500	America Movil, SAB de C.V., SP ADR, Series L	1,679,895

Total Common Stocks (Cost $278,673,283)		378,684,506

Corporate Bonds (0.7%):
Automobiles (0.7%):
2,000,000	Harley-Davidson, Inc., 15.00%, 2/1/14(a)	2,650,280

Total Corporate Bonds (Cost $2,000,000)		2,650,280

Convertible Bonds (0.1%):
Paper & Forest Products (0.1%):
488,000	Sino-Forest Corp., 5.00%, 8/1/13(a)	549,000

Total Convertible Bonds (Cost $488,000)		549,000

Investment Company (3.3%):
12,940,032	Dreyfus Treasury Prime Cash Management, 0.00%(b)	12,940,032

Total Investment Company (Cost $12,940,032)		12,940,032

Total Investment Securities (Cost $294,101,315)(c)—100.0%		394,823,818
Net other assets (liabilities) — 0.0%		(567)

Net Assets — 100.0%		$394,823,251

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2010, these securities represent 1.8% of the net assets of the Fund.

(b)	The rate represents the effective yield at September 30, 2010.

(c)	Cost for federal income tax purposes is $300,944,291. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$97,236,504
Unrealized depreciation	(3,356,977)

Net unrealized appreciation/(depreciation)	93,879,527

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.2%
Brazil	1.0%
Canada	5.1%
China	1.1%
Hong Kong	1.8%
Mexico	0.8%
Netherlands	2.0%
Switzerland	5.4%
United Kingdom	2.3%
United States	80.3%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.9%):
Aerospace & Defense (2.5%):
21,480	Rockwell Collins, Inc.	$1,251,210
39,960	United Technologies Corp.	2,846,351

		4,097,561

Auto Components (1.0%):
23,770	Autoliv, Inc.	1,552,894

Beverages (2.1%):
52,060	PepsiCo, Inc.	3,458,866

Biotechnology (2.6%):
15,700	Alexion Pharmaceuticals, Inc.*	1,010,452
39,280	Amylin Pharmaceuticals, Inc.*	818,988
23,990	Celgene Corp.*	1,382,064
34,620	Human Genome Sciences, Inc.*	1,031,330

		4,242,834

Capital Markets (1.4%):
20,580	State Street Corp.	775,043
30,920	T. Rowe Price Group, Inc.	1,548,010

		2,323,053

Chemicals (2.3%):
24,940	Air Products & Chemicals, Inc.	2,065,531
26,890	Mosaic Co. (The)	1,580,056

		3,645,587

Communications Equipment (3.6%):
173,460	Motorola, Inc.*	1,479,614
95,140	QUALCOMM, Inc.	4,292,717

		5,772,331

Computers & Peripherals (10.5%):
31,348	Apple Computer, Inc.*	8,894,995
36,820	International Business Machines Corp.	4,939,035
26,110	NetApp, Inc.*	1,300,017
46,000	Teradata Corp.*	1,773,760

		16,907,807

Consumer Finance (1.1%):
43,070	American Express Co.	1,810,232

Containers & Packaging (0.6%):
30,740	Crown Holdings, Inc.*	881,008

Electrical Equipment (1.0%):
33,380	Cooper Industries plc	1,633,283

Electronic Equipment, Instruments & Components (2.7%):
33,180	Agilent Technologies, Inc.*	1,107,217
34,670	Amphenol Corp., Class A	1,698,136
45,890	Trimble Navigation, Ltd.*	1,607,986

		4,413,339

Energy Equipment & Services (3.5%):
30,860	Cameron International Corp.*	1,325,746
36,620	Halliburton Co.	1,211,023
50,440	Schlumberger, Ltd.	3,107,608

		5,644,377

Food & Staples Retailing (1.9%):
26,070	Costco Wholesale Corp.	1,681,255
37,230	Whole Foods Market, Inc.*	1,381,605

		3,062,860

Health Care Equipment & Supplies (2.5%):
14,700	Edwards Lifesciences Corp.*	985,635
19,090	Hospira, Inc.*	1,088,321
29,900	St. Jude Medical, Inc.*	1,176,266
13,680	Zimmer Holdings, Inc.*	715,874

		3,966,096

Health Care Providers & Services (2.0%):
39,900	AmerisourceBergen Corp.	1,223,334
40,370	Express Scripts, Inc.*	1,966,019

		3,189,353

Health Care Technology (0.7%):
13,350	Cerner Corp.*	1,121,267

Hotels, Restaurants & Leisure (1.6%):
31,214	Carnival Corp.	1,192,687
41,450	Las Vegas Sands Corp.*	1,444,532

		2,637,219

Household Durables (1.3%):
67,600	Newell Rubbermaid, Inc.	1,203,956
42,450	Toll Brothers, Inc.*	807,399

		2,011,355

Household Products (2.5%):
21,200	Clorox Co. (The)	1,415,312
22,800	Energizer Holdings, Inc.*	1,532,844
19,150	Procter & Gamble Co. (The)	1,148,425

		4,096,581

Industrial Conglomerates (1.4%):
139,750	General Electric Co.	2,270,938

Insurance (0.6%):
18,260	Prudential Financial, Inc.	989,327

Internet & Catalog Retail (3.3%):
25,870	Amazon.com, Inc.*	4,063,142
8,170	Netflix, Inc.*	1,324,847

		5,387,989

Internet Software & Services (4.0%):
26,720	Akamai Technologies, Inc.*	1,340,810
9,717	Google, Inc., Class A*	5,109,101

		6,449,911

IT Services (1.4%):
29,230	Visa, Inc., Class A	2,170,620

Life Sciences Tools & Services (0.5%):
16,200	Illumina, Inc.*	797,040

Machinery (6.5%):
52,910	Caterpillar, Inc.	4,162,959
23,420	Cummins, Inc.	2,121,383
32,732	Dover Corp.	1,708,938
70,210	Ingersoll-Rand plc	2,507,199

		10,500,479

Media (2.2%):
39,690	DIRECTV Group, Inc. (The), Class A*	1,652,295
67,990	News Corp.	887,949
25,410	Omnicom Group, Inc.	1,003,187

		3,543,431

Metals & Mining (1.7%):
31,330	Freeport-McMoRan Copper & Gold, Inc.	2,675,269

Multiline Retail (3.8%):
77,400	Macy’s, Inc.	1,787,166
49,170	Nordstrom, Inc.	1,829,124
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Dreyfus Equity Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail, continued
46,580	Target Corp.	$2,489,235

		6,105,525

Oil, Gas & Consumable Fuels (6.5%):
11,720	EOG Resources, Inc.	1,089,608
128,190	Exxon Mobil Corp.	7,920,860
18,150	Occidental Petroleum Corp.	1,421,145

		10,431,613

Personal Products (0.6%):
14,770	Estee Lauder Co., Inc. (The), Class A	933,907

Pharmaceuticals (2.6%):
22,950	Allergan, Inc.	1,526,864
20,270	Merck & Co., Inc.	746,139
71,414	Pfizer, Inc.	1,226,178
30,960	Warner Chilcott plc, Class A	694,742

		4,193,923

Semiconductors & Semiconductor Equipment (1.0%):
30,100	Cree, Inc.*	1,634,129

Software (6.9%):
38,780	BMC Software, Inc.*	1,569,814
49,010	Informatica Corp.*	1,882,474
165,240	Oracle Corp.	4,436,694
13,870	Salesforce.com, Inc.*	1,550,666
19,560	VMware, Inc., Class A*	1,661,427

		11,101,075

Specialty Retail (2.8%):
20,670	Abercrombie & Fitch Co., Class A	812,744
31,440	Dick’s Sporting Goods, Inc.*	881,578
47,820	Limited Brands, Inc.	1,280,620
75,550	Staples, Inc.	1,580,506

		4,555,448

Tobacco (2.7%):
77,439	Philip Morris International, Inc.	4,338,133

Total Common Stocks (Cost $124,845,876)		154,546,660

Investment Company (3.8%):
6,137,078	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,137,078

Total Investment Company (Cost $6,137,078)		6,137,078

Total Investment Securities (Cost $130,982,954)(b)—99.7%		160,683,738
Net other assets (liabilities) — 0.3%		510,284

Net Assets — 100.0%		$161,194,022

Percentages indicated are based on net assets as of September 30, 2010.

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $131,553,427. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,946,639
Unrealized depreciation	(816,328)

Net unrealized appreciation/(depreciation)	29,130,311

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Ireland	3.0%
Netherlands	1.9%
Panama	0.7%
United States	94.4%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.2%):
Aerospace & Defense (3.2%):
38,810	Boeing Co. (The)	$2,582,417
84,442	General Dynamics Corp.	5,303,802
78,298	United Technologies Corp.	5,577,167

		13,463,386

Beverages (1.1%):
70,292	PepsiCo, Inc.	4,670,200

Biotechnology (1.4%):
109,378	Amgen, Inc.*	6,027,822

Capital Markets (2.4%):
53,688	Goldman Sachs Group, Inc.	7,762,211
51,088	Northern Trust Corp.	2,464,485

		10,226,696

Chemicals (0.7%):
38,309	Air Products & Chemicals, Inc.	3,172,751

Commercial Banks (7.2%):
255,627	Fifth Third Bancorp	3,075,193
449,922	KeyCorp	3,581,379
155,983	PNC Financial Services Group, Inc.	8,097,077
262,067	U.S. Bancorp	5,665,889
409,600	Wells Fargo & Co.	10,293,248

		30,712,786

Commercial Services & Supplies (1.1%):
127,741	Waste Management, Inc.	4,565,463

Communications Equipment (1.0%):
89,464	Cisco Systems, Inc.*	1,959,261
202,975	Telefonaktiebolaget LM Ericsson, SP ADR	2,226,636

		4,185,897

Computers & Peripherals (2.9%):
143,071	Hewlett-Packard Co.	6,018,997
45,407	International Business Machines Corp.	6,090,895

		12,109,892

Consumer Finance (1.3%):
134,196	American Express Co.	5,640,258

Diversified Financial Services (4.5%):
683,812	Bank of America Corp.	8,964,775
268,712	JPMorgan Chase & Co.	10,229,866

		19,194,641

Diversified Telecommunication Services (2.3%):
172,540	AT&T, Inc.	4,934,644
146,964	Verizon Communications, Inc.	4,789,557

		9,724,201

Electric Utilities (1.5%):
178,976	American Electric Power Co., Inc.	6,484,300

Electronic Equipment, Instruments & Components (0.7%):
76,422	Tyco International, Ltd.	2,806,980

Food & Staples Retailing (3.4%):
148,588	CVS Caremark Corp.	4,676,064
181,922	Wal-Mart Stores, Inc.	9,736,466

		14,412,530

Food Products (3.8%):
76,672	Kellogg Co.	3,872,702
114,680	Kraft Foods, Inc., Class A	3,539,025
165,282	Nestle SA	8,811,145

		16,222,872

Health Care Equipment & Supplies (0.9%):
95,947	Covidien plc	3,856,110

Health Care Providers & Services (0.7%):
90,073	UnitedHealth Group, Inc.	3,162,463

Hotels, Restaurants & Leisure (3.0%):
84,150	Carnival Corp.	3,215,371
130,353	McDonald’s Corp.	9,712,602

		12,927,973

Household Products (1.2%):
77,016	Kimberly-Clark Corp.	5,009,891

Industrial Conglomerates (1.7%):
437,186	General Electric Co.	7,104,272

Insurance (5.0%):
140,867	Lincoln National Corp.	3,369,539
190,473	MetLife, Inc.	7,323,687
153,603	Prudential Financial, Inc.	8,322,210
44,746	Travelers Cos., Inc. (The)	2,331,267

		21,346,703

IT Services (1.6%):
54,737	Accenture plc, Class A	2,325,775
19,404	MasterCard, Inc., Class A	4,346,496

		6,672,271

Life Sciences Tools & Services (0.6%):
51,211	Thermo Fisher Scientific, Inc.*	2,451,983

Machinery (1.5%):
39,011	Caterpillar, Inc.	3,069,386
64,622	PACCAR, Inc.	3,111,549

		6,180,935

Media (1.4%):
52,051	Time Warner, Inc.	2,810,234
89,521	Walt Disney Co. (The)	2,964,040

		5,774,274

Metals & Mining (3.6%):
75,140	BHP Billiton, Ltd., SP ADR	5,734,685
76,691	Freeport-McMoRan Copper & Gold, Inc.	6,548,644
70,388	United States Steel Corp.	3,085,810

		15,369,139

Multi-Utilities (3.5%):
102,268	PG&E Corp.	4,645,013
147,199	Public Service Enterprise Group, Inc.	4,869,343
97,203	Sempra Energy	5,229,521

		14,743,877

Multiline Retail (1.0%):
83,081	Target Corp.	4,439,849

Oil, Gas & Consumable Fuels (12.3%):
91,816	Apache Corp.	8,975,932
179,825	ConocoPhillips	10,327,350
131,980	Exxon Mobil Corp.	8,155,044
136,858	Hess Corp.	8,091,045
121,460	Occidental Petroleum Corp.	9,510,318
147,310	Peabody Energy Corp.	7,219,663

		52,279,352

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Eaton Vance Large Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals (9.1%):
157,157	Abbott Laboratories	$8,209,882
172,094	Johnson & Johnson Co.	10,662,944
251,140	Merck & Co., Inc.	9,244,464
600,384	Pfizer, Inc.	10,308,593

		38,425,883

Real Estate Investment Trusts (REITs) (2.9%):
51,080	Avalonbay Communities, Inc.	5,308,744
33,264	Boston Properties, Inc.	2,764,904
47,299	Vornado Realty Trust	4,045,483

		12,119,131

Road & Rail (1.6%):
83,251	Union Pacific Corp.	6,809,932

Semiconductors & Semiconductor Equipment (0.5%):
117,325	Intel Corp.	2,256,160

Software (1.6%):
179,117	Microsoft Corp.	4,386,576
89,425	Oracle Corp.	2,401,061

		6,787,637

Specialty Retail (2.8%):
91,720	Best Buy Co., Inc.	3,744,928
147,115	Staples, Inc.	3,077,646
112,461	TJX Cos., Inc.	5,019,134

		11,841,708

Wireless Telecommunication Services (1.2%):
139,841	Rogers Communications, Inc., Class B	5,234,249

Total Common Stocks (Cost $395,439,421)		408,414,467

Investment Company (3.7%):
15,719,913	Dreyfus Treasury Prime Cash Management, 0.00%(a)	15,719,913

Total Investment Company (Cost $15,719,913)		15,719,913

Total Investment Securities (Cost $411,159,334)(b)—99.9%		424,134,380
Net other assets (liabilities) — 0.1%		394,933

Net Assets — 100.0%		$424,529,313

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $418,344,960. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,567,969
Unrealized depreciation	(14,778,549)

Net unrealized appreciation/(depreciation)	5,789,420

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	1.4%
Canada	1.2%
Ireland	1.5%
Panama	0.8%
Sweden	0.5%
Switzerland	2.7%
United States	91.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Asset Backed Securities (3.3%):
$615,000	Bank of America Auto Trust, Series 2009-1A, Class A3, 2.67%, 7/15/13(a)	$623,772
205,000	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, 9/15/13(a)	207,855
740,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.32%, 1/15/16(b)	733,027
150,000	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, 3/15/13	153,496
750,000	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.36%, 5/16/16(a)(b)	758,525
250,000	Ford Credit Auto Owner Trust, Series 2009-A, Class A4, 6.15%, 12/15/12	273,122
134,647	Ford Credit Auto Owner Trust, Series 2009-A, Class A3A, 3.96%, 5/15/13	137,377
1,000,000	GMAC Mortgage Servicer Advance Funding Co., Ltd., Series 2010-1A, Class A, 4.25%, 5/15/11(a)	1,006,629
33,410	GSAA Home Equity Trust, Series 2007-5, Class 1AV1, 0.36%, 5/25/37(b)	20,605
512,293	Henderson Receivables LLC, Series 2010-1A, Class A, 5.56%, 7/15/59(a)	557,708
680,000	Santander Drive Auto Receivables Trust, Series 2010-2, Class A2, 0.95%, 8/15/13	680,104

Total Asset Backed Securities (Cost $5,083,005)		5,152,220

Collateralized Mortgage Obligations (7.0%):
590,000	Arkle Master Issuer plc, Series 2010-1A, Class 2A, 1.52%, 5/17/60(b)	587,758
350,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2, 5.84%, 7/10/12(b)	367,549
830,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49(b)	861,975
50,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PW10, Class AM, 5.45%, 12/15/15(b)	50,120
950,000	Credit Suisse Mortgage Capital Certificate, Series 2007-C3, Class A2, 5.91%, 6/15/39(b)	985,818
711,000	Credit Suisse Mortgage Capital Certificate, Series 2007-C2, Class A2, 5.45%, 1/15/49(b)	730,682
139,496	Fannie Mae, Series 2009-70, Class NT, 4.00%, 8/25/19	146,994
107,135	Freddie Mac, Series 2890, Class KC, 4.50%, 2/15/19	112,320
500,000	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 6.08%, 7/10/38(b)	547,832
180,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, 8/10/42(b)	191,924
650,000	Holmes Master Issuer plc, Series 2007-2A, Class 3A1, 0.61%, 7/15/21(b)	643,606
1,260,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B, 5.34%, 5/15/45	1,337,432
1,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2, 5.99%, 6/15/49(b)	1,044,683
1,085,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39	1,180,518
190,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, 9/15/45(b)	200,999
200,000	Morgan Stanley Capital I, Series 2007-IQ15, Class A2, 6.04%, 8/11/12(b)	211,098
580,000	Morgan Stanley Capital I, Series 2003-IQ4, Class A2, 4.07%, 5/15/13	605,660
620,000	RBSCF Trust, Series 2010-RR3, Class WBTA, 6.10%, 4/16/17(a)(b)	680,837
595,000	Station Place Securitization Trust, Series 2009-1, Class A, 1.76%, 12/29/10(a)(b)	591,948

Total Collateralized Mortgage Obligations (Cost $10,527,883)		11,079,753

Corporate Bonds (14.7%):
Beverages (0.4%):
555,000	Anheuser-Busch InBev NV Worldwide, Inc., 3.00%, 10/15/12	576,248

Capital Markets (1.9%):
235,000	Goldman Sachs Capital Corp. II, 5.79%, 12/29/49, Callable 6/1/12 @ 100(b)	199,456
580,000	Goldman Sachs Group, Inc., 3.63%, 8/1/12, MTN	603,691
300,000	Goldman Sachs Group, Inc., 3.70%, 8/1/15	306,933
450,000	Goldman Sachs Group, Inc., 5.38%, 3/15/20, MTN	474,306
310,000	Morgan Stanley, Series G, 2.88%, 5/14/13, MTN(b)	315,919
150,000	Morgan Stanley, 4.00%, 7/24/15	152,871
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Capital Markets, continued
$905,000	Morgan Stanley, Series F, 6.25%, 8/28/17, MTN	$989,515

		3,042,691

Commercial Banks (0.4%):
400,000	Dexia Credit Local SA, NY, 2.00%, 3/5/13(a)	403,017
50,000	Enterprise Products Operating LP, 6.13%, 2/1/13	54,432
50,000	Enterprise Products Operating LP, Series L, 6.30%, 9/15/17	57,670
110,000	Landwirtschaftliche Rentenbank, Series E, 4.38%, 1/15/13, MTN	118,817

		633,936

Diversified Consumer Services (0.3%):
471,000	Yale University, Series B, 2.90%, 10/15/14, MTN	498,631

Diversified Financial Services (2.1%):
480,000	Bank of America Corp., 5.63%, 7/1/20	507,215
125,000	BP Capital Markets plc, 1.55%, 8/11/11	125,342
330,000	Citibank Credit Card Issuance Trust, Series 2001-A4, 5.38%, 4/11/11	456,343
255,000	Citigroup Funding, Inc., 2.13%, 7/12/12	262,109
200,000	Citigroup Funding, Inc., 1.88%, 10/22/12	205,104
535,000	Crown Castle Towers LLC, 6.11%, 1/15/20(a)	591,031
190,000	Goldman Sachs Group, Inc., 6.00%, 6/15/20	208,979
860,000	JPMorgan Chase & Co., 6.30%, 4/23/19	996,620

		3,352,743

Diversified Telecommunication Services (1.0%):
400,000	AT&T, Inc., 6.40%, 5/15/38	457,160
920,000	Verizon Communications, Inc., 6.35%, 4/1/19	1,122,686

		1,579,846

Electric Utilities (1.2%):
220,000	Carolina Power & Light Co., 5.70%, 4/1/35	248,750
100,000	Duke Energy Corp., 3.95%, 9/15/14	107,726
65,000	Florida Power & Light Co., 5.95%, 2/1/38	76,439
40,000	MidAmerican Energy Holdings Co., 5.95%, 5/15/37	44,994
850,000	Pacificorp, 5.65%, 7/15/18	1,010,568
350,000	Progress Energy Carolinas, Inc., 5.30%, 1/15/19	406,737

		1,895,214

Electronic Equipment, Instruments & Components (0.3%):
400,000	SBA Tower Trust, 4.25%, 4/15/15(a)(c)	425,333

Food Products (0.6%):
780,000	Kraft Foods, Inc., 5.38%, 2/10/20	871,298
90,000	Kraft Foods, Inc., 6.50%, 2/9/40	105,378

		976,676

Health Care Equipment & Supplies (0.2%):
200,000	CareFusion Corp., 6.38%, 8/1/19	237,953

Health Care Technology (0.1%):
160,000	Life Technologies Corp., 6.00%, 3/1/20	181,250

Industrial Conglomerates (0.7%):
150,000	General Electric Capital Corp., Series G, 2.00%, 9/28/12, MTN	154,130
35,000	General Electric Capital Corp., 2.13%, 12/21/12	36,114
370,000	General Electric Capital Corp., 4.38%, 9/16/20, MTN	371,370
555,000	General Electric Capital Corp., Series G, 6.15%, 8/7/37, MTN	581,219

		1,142,833

Insurance (2.0%):
295,000	Chubb Corp., 6.38%, 3/29/67, Callable 4/15/17 @ 100(b)	290,575
165,000	Lincoln National Corp., 7.00%, 5/17/66, Callable 5/17/16 @ 100(b)	155,100
960,000	MetLife Global Funding I, 2.50%, 1/11/13(a)	982,992
1,125,000	MetLife, Inc., 6.75%, 6/1/16	1,342,975
180,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	221,504
235,000	Travelers Cos., Inc. (The), 6.25%, 3/15/37, Callable 3/15/17 @ 100(b)	225,600

		3,218,746

Media (2.0%):
337,000	Comcast Corp., 6.40%, 3/1/40	374,688
295,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	396,015
90,000	DIRECTV Holdings LLC, 6.00%, 8/15/40	92,950
170,000	Discovery Communications, Inc., 3.70%, 6/1/15	180,138
245,000	Historic TW, Inc., 6.88%, 6/15/18	296,712
280,000	NBC Universal, Inc., 5.15%, 4/30/20(a)	302,379
650,000	NBC Universal, Inc., 4.38%, 4/1/21(a)	657,920
490,000	News America, Inc., 7.25%, 5/18/18	608,144
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Media, continued
$140,000	Time Warner Cable, Inc., 5.00%, 2/1/20	$149,930
80,000	Time Warner, Inc., 4.70%, 1/15/21	84,767
60,000	Time Warner, Inc., 6.10%, 7/15/40	64,609

		3,208,252

Oil, Gas & Consumable Fuels (0.4%):
30,000	Petrobras International Finance, Inc., 5.88%, 3/1/18	33,336
265,000	Rockies Express Pipeline LLC, 3.90%, 4/15/15(a)	265,105
300,000	Valero Energy Corp., 6.63%, 6/15/37	301,273

		599,714

Paper & Forest Products (0.1%):
145,000	International Paper Co., 7.30%, 11/15/39	162,326

Pharmaceuticals (0.2%):
300,000	Merck & Co., Inc., 4.00%, 6/30/15	331,912

Road & Rail (0.1%):
170,000	Burlington Northern Santa Fe Corp., 5.75%, 5/1/40, Callable 11/1/39 @ 100	187,608

Software (0.3%):
375,000	Oracle Corp., 5.38%, 7/15/40(a)	403,342

Thrifts & Mortgage Finance (0.1%):
90,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	97,332

Tobacco (0.3%):
440,000	Philip Morris International, Inc., 4.50%, 3/26/20	480,040

Total Corporate Bonds (Cost $21,919,527)		23,232,626

Yankee Dollars (9.4%):
Capital Markets (0.5%):
760,000	UBS AG Stamford CT, 2.25%, 8/12/13	767,695

Commercial Banks (0.9%):
100,000	Achmea Hypotheekbank NV, 3.20%, 11/3/14(a)	106,303
380,000	Bank Nederlandse Gemeenten NV, 1.75%, 10/6/15(a)	377,591
290,000	HSBC Bank plc, 3.50%, 6/28/15(a)	304,199
115,000	KFW, Series G, 2.75%, 9/8/20, MTN	115,726
495,000	Toronto-Dominion Bank, 2.20%, 7/29/15(a)	501,638

		1,405,457

Diversified Financial Services (3.3%):
145,000	BP Capital Markets plc, 3.13%, 3/10/12	147,840
500,000	BP Capital Markets plc, 5.25%, 11/7/13	544,566
725,000	BP Capital Markets plc, 3.13%, 10/1/15	728,808
680,000	CDP Financial, Inc., 3.00%, 11/25/14(a)	706,130
400,000	Compagnie de Financement Foncier, 2.50%, 9/16/15(a)	402,281
260,000	Credit Suisse Guernsey, 5.86%, 12/31/49, Callable 5/15/17 @ 100(b)	247,162
100,000	Credit Suisse, NY, 5.50%, 5/1/14	112,018
1,985,000	Dexia Credit Local, 2.75%, 4/29/14(a)	2,040,272
310,000	Manulife Financial Corp., 3.40%, 9/17/15	312,956

		5,242,033

Diversified Telecommunication Services (0.8%):
485,000	Telefonica Emisiones SAU, 4.95%, 1/15/15	530,678
765,000	Vodafone Group plc, 4.15%, 6/10/14	826,260

		1,356,938

Health Care Equipment & Supplies (0.1%):
90,000	Covidien International Finance SA, 2.80%, 6/15/15	93,263

Metals & Mining (0.1%):
110,000	AngloGold Holdings plc, 5.38%, 4/15/20	116,367

Oil, Gas & Consumable Fuels (1.0%):
235,000	Canadian Natural Resources, Ltd., 6.50%, 2/15/37	277,111
260,000	Cenovus Energy, Inc., 6.75%, 11/15/39	313,916
210,000	Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	226,313
645,000	Petrobras International Finance Co., 5.75%, 1/20/20	714,044

		1,531,384

Sovereign Bond (2.7%):
625,000	Eksportfinans A/S, Series G, 1.88%, 4/2/13, MTN	638,456
240,000	Eksportfinans A/S, 3.00%, 11/17/14	253,057
955,000	Eksportfinans A/S, 2.00%, 9/15/15	957,370
396,000	Eksportfinans A/S, 5.50%, 5/25/16, MTN	462,486
100,000	Japan Finance Corp., 2.00%, 6/24/11	101,040
455,000	Japan Finance Corp., 1.88%, 9/24/15	458,995
415,000	Province of Ontario, Series 1, 1.88%, 11/19/12	425,129
615,000	Province of Ontario, 4.10%, 6/16/14	675,597
145,000	United Mexican States, 5.63%, 1/15/17	165,880
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued
Sovereign Bond, continued
$190,000	United Mexican States, Series A, 5.13%, 1/15/20	$212,325

		4,350,335

Total Yankee Dollars (Cost $14,317,741)		14,863,472

Municipal Bonds (2.3%):
800,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	890,544
275,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	291,074
140,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	149,421
150,000	Chicago Illinois O’hare International Airport, Build America Bonds, Revenue, 6.40%, 1/1/40	159,348
65,000	Colorado State, COP, Series B, 6.45%, 9/15/39	74,878
70,000	Dallas Area Rapid Transit Sales Tax, Build America Bonds, Revenue, 5.02%, 12/1/48	70,295
200,000	Metropolitan Transportation Authority New York Dedicated Tax Fund, 7.34%, 11/15/39, AMT	249,322
250,000	Metropolitan Transportation Authority New York, Revenue, 6.55%, 11/15/31	270,593
30,000	Municipal Electric Authority of Georgia, Build America Bonds, Revenue, Series A, 6.64%, 4/1/57	32,255
115,000	Napa Valley Unified School District, Build America Bonds, GO, Series B, 6.51%, 8/1/43	124,325
715,000	New Jersey State Transportation Trust Fund Authority, Build America Bonds, Revenue, Series B, 6.56%, 12/15/40	804,668
180,000	New York State Dormitary Authority State Personal Income Tax, Revenue, 5.63%, 3/15/39	188,071
20,000	Sacramento Municipal Utility District, Build America Bonds, Revenue, 6.16%, 5/15/36	20,977
150,000	San Diego County Regional Airport Authority, Build America Bonds, Revenue, Series C, 6.63%, 7/1/40, Callable 7/1/20 @ 100	152,499
125,000	University of California, Build America Bonds, Revenue, 5.95%, 5/15/45	126,831

Total Municipal Bonds (Cost $3,375,832)		3,605,101

U.S. Government Agency (0.1%):
130,000	Tennessee Valley Authority, 5.25%, 9/15/39	150,882

Total U.S. Government Agency (Cost $128,568)		150,882

U.S. Government Agency Mortgages (35.1%):
Federal Home Loan Mortgage Corporation (2.9%)
975,000	1.13%, 12/15/11	983,710
100,000	5.50%, 7/18/16	120,318
160,000	5.00%, 2/16/17	187,901
880,000	3.75%, 3/27/19	956,871
1,200,000	5.50%, 10/25/25, Pool #14835TBA	1,290,844
100,000	5.50%, 9/15/40, Pool #28206TBA	105,994
700,000	5.00%, 10/15/40, Pool #15638TBA	735,218
100,000	5.50%, 10/15/40, Pool #26917TBA	106,062

		4,486,918

Federal National Mortgage Association (32.2%)
3,340,000	5.38%, 11/15/11	3,527,117
1,100,000	5.13%, 1/2/14	1,220,103
1,515,000	1.63%, 10/26/15	1,514,399
2,200,000	4.00%, 10/25/25, Pool #5170TBA	2,296,250
1,300,000	5.00%, 11/25/25, Pool #14333TBA	1,376,883
1,375,984	5.00%, 11/1/33, Pool #725027	1,460,990
1,826,600	5.00%, 3/1/34, Pool #725205	1,937,124
836,967	5.00%, 7/1/34, Pool #725589	886,843
3,114,907	5.50%, 2/1/35, Pool #735989	3,348,710
185,260	6.00%, 4/1/35, Pool #735504	203,626
1,479,996	3.46%, 11/1/35, Pool #995604(b)	1,557,823
901,832	5.50%, 2/1/38, Pool #961545	959,468
1,725,000	5.50%, 5/1/38, Pool #889441	1,835,243
2,499,684	5.50%, 5/1/38, Pool #889692	2,659,437
1,946,113	5.50%, 6/1/38, Pool #995018	2,074,550
545,316	5.50%, 9/1/38, Pool #889995	580,167
675,762	5.50%, 10/1/39, Pool #AD0362	721,760
511,167	5.50%, 12/1/39, Pool #AD0571	545,985
4,982,968	6.00%, 4/1/40, Pool #AE0349	5,361,738
1,900,000	4.00%, 10/25/40, Pool #3043TBA	1,952,843
6,900,000	4.50%, 10/25/40, Pool #7004TBA	7,184,625
5,900,000	5.00%, 10/25/40, Pool #22445TBA	6,209,750
1,400,000	6.00%, 10/25/40, Pool #53547TBA	1,503,687
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
U.S. Government Agency Mortgages, continued
$100,000	4.50%, 11/25/40, Pool #7004TBA	$103,906

		51,023,027

Total U.S. Government Agency Mortgages (Cost $55,339,750)		55,509,945

U.S. Treasury Obligations (17.9%):
U.S. Treasury Bonds (7.2%)
1,270,000	8.13%, 5/15/21	1,917,304
635,000	8.13%, 8/15/21	962,323
1,400,000	8.00%, 11/15/21	2,111,593
485,000	4.25%, 5/15/39	533,197
1,835,000	4.50%, 8/15/39	2,101,075
1,200,000	4.38%, 5/15/40	1,347,756
2,470,000	3.88%, 8/15/40	2,553,363

		11,526,611

U.S. Treasury Notes (10.7%)
25,000	0.63%, 7/31/12	25,105
2,865,000	0.38%, 8/31/12	2,862,874
6,730,000	0.38%, 9/30/12	6,722,637
225,000	0.75%, 9/15/13	225,738
5,870,000	1.25%, 9/30/15	5,860,831
219,000	2.63%, 8/15/20	221,053
800,000	6.50%, 10/15/40	879,500

		16,797,738

Total U.S. Treasury Obligations (Cost $27,567,589)		28,324,349

Investment Company (27.0%):
42,692,844	Dreyfus Treasury Prime Cash Management, 0.00%(d)	42,692,844

Total Investment Company (Cost $42,692,844)		42,692,844

Total Investment Securities (Cost $180,952,739)(e)—116.8%		184,611,192
Net other assets (liabilities) — (16.8)%		(26,520,377)

Net Assets — 100.0%		$158,090,815

Percentages indicated are based on net assets as of September 30, 2010.

AMT	Subject to alternative minimum tax

COP	Certificate of Participation

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

plc	Public Liability Company

TBA	To be Announced. Represents 14.6% of the Fund’s net assets.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2010. The date presented represents the final maturity date.

(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at .

(d)	The rate represents the effective yield at September 30, 2010.

(e)	Cost for federal income tax purposes is $178,230,375. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$3,661,054
Unrealized depreciation	(149,950)

Net unrealized appreciation/(depreciation)	3,511,104

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Enhanced Bond Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
As of September 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Deliver 332,500 European Euro in exchange for U.S. Dollars	Citibank	11/17/10	$422,857	$453,049	$(30,192)
Securities with an aggregate fair value of $393,025 have been segregated with the custodian to cover margin requirements for the following open contracts as of September 30,2010:

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
U.S. Treasury 5-Year Note December Futures	Short	12/10	(18)	$(2,171,788)	$(3,821)
U.S. Treasury 2-Year Note December Futures	Long	12/10	66	14,454,255	31,714
U.S. Treasury 10-Year Note December Futures	Long	12/10	41	5,166,726	1,196
U.S. Treasury Bond December Futures	Long	12/10	40	5,272,302	76,448
U.S. Treasury Ultra Bond December Futures	Short	12/10	(29)	(4,045,728)	(51,428)

Total					$54,108

Securities Sold Short ( -1.55)%

						Unrealized
	Coupon	Expiration		Premium		Appreciation/
Security Description	Rate	Date	Par Amount	Received	Fair Value	Depreciation

Federal National Mortgage Association — October TBA	5.50%	10/25/40	(2,600,000)	$(2,768,453)	$(2,763,719)	$4,734
Federal Home Loan Mortgage Corporation — September TBA	5.50	9/15/40	(100,000)	(106,652)	(105,994)	658

				$(2,875,105)	$(2,869,713)	$5,392

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Canada	1.4%
Cayman Islands	0.0%
France	1.3%
Germany	0.1%
Japan	0.2%
Luxembourg	0.1%
Mexico	0.2%
Netherlands	0.2%
Norway	1.3%
Switzerland	0.4%
United Kingdom	0.6%
United States	94.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.4%):
Aerospace & Defense (0.6%):
52,300	Ceradyne, Inc.*	$1,221,205

Airlines (1.3%):
184,900	SkyWest, Inc.	2,581,204

Auto Components (3.4%):
58,000	Autoliv, Inc.	3,789,140
16,300	Drew Industries, Inc.*	340,018
128,000	Gentex Corp.	2,497,280

		6,626,438

Automobiles (2.7%):
138,200	Thor Industries, Inc.	4,615,880
75,000	Winnebago Industries, Inc.*	781,500

		5,397,380

Building Products (4.0%):
69,500	American Woodmark Corp.	1,232,235
126,900	Apogee Enterprises, Inc.	1,161,135
144,000	Gibraltar Industries, Inc.*	1,293,120
71,700	Simpson Manufacturing Co., Inc.	1,848,426
81,800	Universal Forest Products, Inc.	2,392,650

		7,927,566

Chemicals (4.5%):
57,400	Cabot Corp.	1,869,518
127,300	RPM International, Inc.	2,535,816
41,000	Sensient Technologies Corp.	1,250,090
111,000	Westlake Chemical Corp.	3,322,230

		8,977,654

Commercial Banks (0.7%):
63,700	Chemical Financial Corp.	1,314,768
11,400	Peoples Bancorp, Inc.	141,018

		1,455,786

Commercial Services & Supplies (2.0%):
107,800	ABM Industries, Inc.	2,327,402
59,600	Mine Safety Appliances Co.	1,615,160

		3,942,562

Construction & Engineering (1.5%):
42,000	Emcor Group, Inc.*	1,032,780
86,000	Granite Construction, Inc.	1,955,640

		2,988,420

Containers & Packaging (0.8%):
34,400	AptarGroup, Inc.	1,571,048

Diversified Consumer Services (1.3%):
49,100	Hillenbrand, Inc.	1,056,141
79,700	Regis Corp.	1,524,661

		2,580,802

Electric Utilities (2.1%):
201,800	NV Energy, Inc.	2,653,670
130,000	PNM Resources, Inc.	1,480,700

		4,134,370

Electrical Equipment (3.4%):
14,500	A.O. Smith Corp.	839,405
67,800	Brady Corp., Class A	1,977,726
34,400	Franklin Electric Co., Inc.	1,140,704
24,000	Powell Industries, Inc.*	746,880
30,200	Roper Industries, Inc.	1,968,436

		6,673,151

Electronic Equipment, Instruments & Components (2.6%):
183,000	Benchmark Electronics, Inc.*	3,001,200
80,000	Rofin-Sinar Technologies, Inc.*	2,030,400

		5,031,600

Energy Equipment & Services (9.6%):
78,000	Atwood Oceanics, Inc.*	2,375,100
86,600	Bristow Group, Inc.*	3,124,528
274,000	Global Industries, Ltd.*	1,498,780
143,100	Helix Energy Solutions Group, Inc.*	1,594,134
46,000	Oil States International, Inc.*	2,141,300
110,000	Rowan Cos., Inc.*	3,339,600
70,500	Tidewater, Inc.	3,159,105
48,700	Unit Corp.*	1,816,023

		19,048,570

Food & Staples Retailing (0.0%):
500	Casey’s General Stores, Inc.	20,875

Food Products (1.0%):
41,000	Lancaster Colony Corp.	1,947,500

Gas Utilities (1.1%):
13,500	Atmos Energy Corp.	394,875
38,600	Energen Corp.	1,764,792

		2,159,667

Health Care Equipment & Supplies (3.1%):
11,900	Beckman Coulter, Inc.	580,601
85,100	STERIS Corp.	2,827,022
30,700	Teleflex, Inc.	1,743,146
27,100	West Pharmaceutical Services, Inc.	929,801

		6,080,570

Household Durables (2.7%):
800	Bassett Furniture Industries, Inc.*	3,944
73,400	D. R. Horton, Inc.	816,208
29,000	Ethan Allen Interiors, Inc.	506,340
81,600	Hooker Furniture Corp.	949,008
152,100	La-Z-Boy, Inc.*	1,283,724
36,500	M.D.C. Holdings, Inc.	1,059,595
77,300	M/I Homes, Inc.*	801,601

		5,420,420

Industrial Conglomerates (0.9%):
61,000	Carlisle Cos., Inc.	1,826,950

Insurance (13.8%):
12,500	American National Insurance Co.	949,625
41,500	Arthur J. Gallagher & Co.	1,094,355
82,200	Aspen Insurance Holdings, Ltd.	2,489,016
30,000	Erie Indemnity Co., Class A	1,681,800
28,700	Hanover Insurance Group, Inc. (The)	1,348,900
17,500	HCC Insurance Holdings, Inc.	456,575
101,600	Montpelier Re Holdings, Ltd.	1,759,712
267,000	Old Republic International Corp.	3,697,950
195,000	Protective Life Corp.	4,243,200
22,000	RLI Corp.	1,245,640
48,300	StanCorp Financial Group, Inc.	1,835,400
129,300	Tower Group, Inc.	3,019,155
30,000	Transatlantic Holdings, Inc.	1,524,600
75,000	Validus Holdings, Ltd.	1,977,000

		27,322,928

Leisure Equipment & Products (0.7%):
83,500	Brunswick Corp.	1,270,870

Life Sciences Tools & Services (2.3%):
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Small Cap Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
20,300	Mettler-Toledo International, Inc.*	$2,526,132
79,000	Pharmaceutical Product Development, Inc.	1,958,410

		4,484,542

Machinery (12.3%):
57,000	Astec Industries, Inc.*	1,626,210
63,100	Briggs & Stratton Corp.	1,199,531
23,600	CIRCOR International, Inc.	745,760
10,700	CNH Global NV, New York Shares*	392,048
43,100	Gardner Denver, Inc.	2,313,608
67,600	Graco, Inc.	2,144,948
67,271	Kennametal, Inc.	2,080,692
30,000	Lincoln Electric Holdings, Inc.	1,734,600
95,000	Mueller Industries, Inc.	2,516,550
42,500	Nordson Corp.	3,131,825
17,200	Timken Co.	659,792
132,000	Trinity Industries, Inc.	2,939,640
176,000	Wabash National Corp.*	1,423,840
44,100	Watts Water Technologies, Inc., Class A	1,501,605

		24,410,649

Metals & Mining (2.7%):
65,700	Reliance Steel & Aluminum Co.	2,728,521
157,000	Steel Dynamics, Inc.	2,215,270
6,500	United States Steel Corp.	284,960

		5,228,751

Multiline Retail (2.7%):
143,100	Fred’s, Inc.	1,688,580
89,000	J.C. Penney Co., Inc.	2,419,020
93,700	Saks, Inc.*	805,820
82,900	Tuesday Morning Corp.*	395,433

		5,308,853

Oil, Gas & Consumable Fuels (1.6%):
19,200	Arch Coal, Inc.	512,832
45,000	Overseas Shipholding Group, Inc.	1,544,400
40,000	Teekay Shipping Corp.	1,069,200

		3,126,432

Paper & Forest Products (0.4%):
64,892	Glatfelter	789,087

Professional Services (0.7%):
54,100	Administaff, Inc.	1,456,913

Road & Rail (1.1%):
49,000	Genesee & Wyoming, Inc., Class A*	2,126,110

Semiconductors & Semiconductor Equipment (0.8%):
130,700	Cohu, Inc.	1,645,513

Specialty Retail (5.7%):
122,000	Brown Shoe Co., Inc.	1,399,340
12,200	Cato Corp.	326,472
204,600	Christopher & Banks Corp.	1,618,386
97,109	Group 1 Automotive, Inc.*	2,901,617
18,300	Gymboree Corp.*	760,182
93,600	Men’s Wearhouse, Inc. (The)	2,226,744
116,900	Pier 1 Imports, Inc.*	957,411
110,200	West Marine, Inc.*	1,119,632

		11,309,784

Textiles, Apparel & Luxury Goods (0.9%):
2,600	Timberland Co., Class A*	51,506
34,000	Warnaco Group, Inc. (The)*	1,738,420

		1,789,926

Thrifts & Mortgage Finance (0.9%):
307,517	TrustCo Bank Corp.	1,709,794

Trading Companies & Distributors (0.5%):
32,100	Applied Industrial Technologies, Inc.	982,260

Total Common Stocks (Cost $166,450,428)		190,576,150

Investment Company (3.3%):
6,635,733	Dreyfus Treasury Prime Cash Management, 0.00%(a)	6,635,733

Total Investment Company (Cost $6,635,733)		6,635,733

Total Investment Securities (Cost $173,086,161)(b)—99.7%		197,211,883
Net other assets (liabilities) — 0.3%		570,091

Net Assets — 100.0%		$197,781,974

Percentages indicated are based on net assets as of September 30, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $174,391,318. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$36,739,938
Unrealized depreciation	(13,919,373)

Net unrealized appreciation/(depreciation)	22,820,565

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	2.2%
Greece	0.5%
Netherlands	0.2%
United States	97.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Convertible Preferred Stocks (0.5%):
Diversified Financial Services (0.4%):
300	Bank of America Corp., Series L	$294,750
1,500	Citigroup, Inc.	177,765

		472,515

Metals & Mining (0.1%):
2,000	AngloGold Ashanti, Ltd.	106,000

Total Convertible Preferred Stocks (Cost $507,637)		578,515

Common Stocks (52.9%):
Aerospace & Defense (0.2%):
20,770	BAE Systems plc	111,788
2,380	Empresa Brasileira de Aeronautica SA, SP ADR	67,568
2,362	Gencorp, Inc.*	11,621

		190,977

Air Freight & Logistics (0.7%):
7,675	Deutsche Post AG	140,041
2,100	FedEx Corp.	179,550
4,770	TNT NV	128,331
5,200	United Parcel Service, Inc., Class B	346,788

		794,710

Auto Components (0.1%):
1,820	Compagnie Generale DES Establissements Michelin SCA, Class B	138,879

Automobiles (1.0%):
2,640	Bayerische Motoren Werke AG (BMW)	185,407
2,990	Daimler AG, Registered Shares*	189,579
1,971	Hyundai Motor Co.	264,514
6,800	Toyota Motor Corp.	243,788
2,439	Volkswagen AG, Preferred Shares	294,977

		1,178,265

Beverages (1.3%):
2,095	Brown-Forman Corp., Class B	129,136
1,435	Carlsberg A/S, Class B	149,549
6,800	Coca-Cola Enterprises, Inc.	210,800
5,000	Diageo plc	86,149
6,609	Dr Pepper Snapple Group, Inc.	234,752
4,369	PepsiCo, Inc.	290,276
4,755	Pernod Ricard SA	397,761

		1,498,423

Biotechnology (0.9%):
13,971	Amgen, Inc.*	769,942
2,530	Biogen, Inc.*	141,984
1,866	Genzyme Corp.*	132,094

		1,044,020

Building Products (0.2%):
7,723	Owens Corning, Inc.*	197,940

Capital Markets (0.5%):
4,030	Bank of New York Mellon Corp.	105,304
1,411	Goldman Sachs Group, Inc.	204,002
12,644	Morgan Stanley	312,054

		621,360

Chemicals (0.4%):
2,669	Linde AG	349,136
817	Potash Corp. of Saskatchewan, Inc.	117,681

		466,817

Commercial Banks (2.4%):
62,438	Barclays plc	293,157
14,000	DBS Group Holdings, Ltd.	149,826
8,540	HSBC Holdings plc	86,474
28,400	HSBC Holdings plc	290,953
3,710	ICICI Bank, Ltd., SP ADR	184,944
95,722	Intesa Sanpaolo	311,748
5,575	KB Financial Group, Inc.	239,616
4,394	PNC Financial Services Group, Inc.	228,093
7,090	Svenska Cellulosa AB, B Shares	108,071
79,278	UniCredit SpA	202,990
27,373	Wells Fargo & Co.	687,883

		2,783,755

Commercial Services & Supplies (0.1%):
10,388	Brambles, Ltd.	63,102

Communications Equipment (0.7%):
20,790	Brocade Communications Systems, Inc.*	121,413
17,080	Cisco Systems, Inc.*	374,052
23,666	Motorola, Inc.*	201,871
15,090	Telefonaktiebolaget LM Ericsson, B Shares	165,879

		863,215

Computers & Peripherals (0.5%):
11,250	Dell, Inc.*	145,800
9,033	Hewlett-Packard Co.	380,018
7,210	Seagate Technology plc*	84,934

		610,752

Construction Materials (0.2%):
11,300	CRH plc	186,232

Consumer Finance (0.2%):
4,450	American Express Co.	187,034

Diversified Consumer Services (0.1%):
2,860	Hillenbrand, Inc.	61,519

Diversified Financial Services (1.9%):
62,634	Bank of America Corp.	821,132
1,210	Bond Street Holdings LLC, Class A*	24,200
13,131	Canary Wharf Group plc*(a)	61,056
2,463	CIT Group, Inc.*	100,540
15,450	Citigroup, Inc.*	60,255
2,690	Deutsche Boerse AG	179,717
29,342	ING Groep NV*	303,001
10,850	JPMorgan Chase & Co.	413,059
15,462	UBS AG, Registered Shares*	263,059

		2,226,019

Diversified Telecommunication Services (2.2%):
12,140	AT&T, Inc.	347,204
4,000	CenturyTel, Inc.	157,840
2,980	China Telecom Corp., Ltd., SP ADR	163,066
18,060	France Telecom SA	390,739
6,473	Frontier Communications Corp.	52,884
176,000	Singapore Telecommunications, Ltd.	420,078
28,470	Telefonica SA	706,203
25,000	Telstra Corp., Ltd.	63,294
6,140	Verizon Communications, Inc.	200,103

		2,501,411

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electric Utilities (2.4%):
4,930	American Electric Power Co., Inc.	$178,614
22,590	Duke Energy Corp.	400,069
11,265	E.ON AG	332,758
1,904	Entergy Corp.	145,713
6,508	Exelon Corp.	277,111
2,150	FirstEnergy Corp.	82,861
5,529	GDF Suez	198,528
4,250	NextEra Energy, Inc.	231,158
3,800	PPL Corp.	103,474
9,722	Prime Infrastructure Group	41,076
6,770	Progress Energy, Inc.	300,723
12,820	Southern Co.	477,417

		2,769,502

Electrical Equipment (0.3%):
6,473	Alstom SA	331,145

Electronic Equipment, Instruments & Components (0.8%):
24,350	Flextronics International, Ltd.*	147,074
2,700	Fujifilm Holdings Corp.	89,686
13,707	Tyco Electronics, Ltd.	400,518
8,420	Tyco International, Ltd.	309,267

		946,545

Energy Equipment & Services (1.2%):
12,364	Baker Hughes, Inc.	526,706
8,630	Halliburton Co.	285,394
1,530	Noble Corp.	51,699
4,188	Pride International, Inc.*	123,253
1,500	Schlumberger, Ltd.	92,415
3,778	Transocean, Ltd.*	242,888

		1,322,355

Food & Staples Retailing (1.8%):
3,313	Carrefour SA	178,411
35,165	CVS Caremark Corp.	1,106,643
17,259	Kroger Co. (The)	373,830
36,550	Tesco plc	243,536
3,559	Wal-Mart Stores, Inc.	190,478

		2,092,898

Food Products (1.6%):
62,652	Cable & Wireless Communications plc	55,889
62,652	Cable & Wireless Worldwide	72,296
874	Danone SA	52,335
6,998	General Mills, Inc.	255,707
22,910	Kraft Foods, Inc., Class A	707,002
12,209	Nestle SA	650,859

		1,794,088

Gas Utilities (0.1%):
1,870	AGL Resources, Inc.	71,733

Health Care Equipment & Supplies (0.9%):
760	Alcon, Inc.	126,760
27,443	Boston Scientific Corp.*	168,226
8,830	Covidien plc	354,878
9,851	Medtronic, Inc.	330,796

		980,660

Health Care Providers & Services (0.9%):
5,536	Community Health Systems, Inc.*	171,450
2,620	Quest Diagnostics, Inc.	132,232
29,117	Tenet Healthcare Corp.*	137,432
17,283	UnitedHealth Group, Inc.	606,806

		1,047,920

Hotels, Restaurants & Leisure (0.2%):
1,710	Accor SA	62,415
13,020	Compass Group plc	108,557
330	Edenred*	6,537
7,299	Thomas Cook Group plc	19,689

		197,198

Independent Power Producers & Energy Traders (0.2%):
10,730	NRG Energy, Inc.*	223,399

Industrial Conglomerates (1.4%):
23,510	General Electric Co.	382,037
6,330	Koninklijke Philips Electronics NV	199,514
41,558	Orkla ASA	383,445
6,590	Siemens AG	698,272

		1,663,268

Insurance (1.7%):
8,379	ACE, Ltd.	488,077
170	Alleghany Corp.*	51,515
8,766	AXA SA	153,905
1,430	Berkshire Hathaway, Inc., Class B*	118,232
3,604	CNO Financial Group, Inc.*	19,966
1,290	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	178,590
12,278	Old Republic International Corp.	170,050
11,500	Progressive Corp. (The)	240,005
1,960	RenaissanceRe Holdings, Ltd.	117,522
2,850	Swiss RE, Registered Shares	124,848
1,280	Torchmark Corp.	68,019
742	Zurich Financial Services AG	174,084

		1,904,813

Internet & Catalog Retail (0.1%):
3,680	Expedia, Inc.	103,813

IT Services (0.5%):
14,230	Accenture plc, Class A	604,633

Leisure Equipment & Products (0.3%):
14,527	Mattel, Inc.	340,803

Life Sciences Tools & Services (0.1%):
1,500	Lonza Group AG, Registered Shares	128,242

Machinery (0.2%):
3,788	Federal Signal Corp.	20,417
500	Ingersoll-Rand plc	17,855
2,506	Stanley Black & Decker, Inc.	153,568

		191,840

Marine (0.3%):
44	A.P. Moller — Maersk A/S, Class B	365,740

Media (2.8%):
11,081	British Sky Broadcasting Group plc	122,801
27,730	Comcast Corp., Class A	471,687
3,910	Comcast Corp., Class A	70,693
47,644	News Corp.	622,231
14,100	Pearson plc	218,378
15,479	Time Warner, Inc.	474,431
7,035	Time Warner, Inc.	379,820
8,080	Viacom, Inc., Class B	292,415
13,150	Vivendi	360,461
6,330	Walt Disney Co. (The)	209,586

		3,222,503

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining (0.6%):
7,150	Alcoa, Inc.	$86,587
49,870	Aviva plc	313,093
2,000	Barrick Gold Corp.	92,580
2,000	Newmont Mining Corp.	125,620
1,000	Nucor Corp.	38,200

		656,080

Multi-Utilities (1.6%):
2,510	Ameren Corp.	71,284
5,000	Centerpoint Energy, Inc.	78,600
2,520	Consolidated Edison, Inc.	121,514
7,270	Dominion Resources, Inc.	317,408
6,020	PG&E Corp.	273,429
10,060	Public Service Enterprise Group, Inc.	332,785
5,070	Sempra Energy	272,766
3,650	TECO Energy, Inc.	63,218
12,390	Xcel Energy, Inc.	284,598

		1,815,602

Multiline Retail (0.1%):
2,840	Target Corp.	151,770

Office Electronics (0.6%):
16,500	KONICA MINOLTA HOLDINGS, Inc.	160,959
54,358	Xerox Corp.	562,606

		723,565

Oil, Gas & Consumable Fuels (4.0%):
6,490	BG Group plc	114,103
42,825	BP plc	292,732
3,000	BP plc, SP ADR	123,510
11,000	Canadian Oil Sands Trust	264,680
2,830	Chevron Corp.	229,371
5,030	ConocoPhillips	288,873
8,025	Eni SpA	173,238
10,000	Exxon Mobil Corp.	617,900
13,831	Marathon Oil Corp.	457,806
1,355	Noble Energy, Inc.	101,747
4,830	OAO Gazprom, SP ADR	101,188
15,048	Royal Dutch Shell plc, B Shares	439,235
13,309	Royal Dutch Shell plc, A Shares	402,561
3,300	Spectra Energy Corp.	74,415
7,670	StatoilHydro ASA	160,201
8,600	Talisman Energy, Inc.	150,496
11,116	Total SA	573,295

		4,565,351

Paper & Forest Products (0.9%):
2,797	Domtar Corp.	180,630
14,714	International Paper Co.	320,030
4,589	MeadWestvaco Corp.	111,880
26,444	Weyerhaeuser Co.	416,757

		1,029,297

Pharmaceuticals (4.9%):
2,600	Abbott Laboratories	135,824
2,700	Bristol-Myers Squibb Co.	73,197
14,249	Eli Lilly & Co.	520,516
22,620	GlaxoSmithKline plc	446,202
4,260	Johnson & Johnson Co.	263,949
23,790	Merck & Co., Inc.	875,710
1,260	Merck KGaA	106,072
11,002	Novartis AG, Registered Shares	634,140
63,930	Pfizer, Inc.	1,097,678
6,320	Roche Holding AG	863,154
8,650	Sanofi-Aventis	577,166

		5,593,608

Professional Services (0.3%):
2,970	Adecco SA, Registered Shares	155,483
24,750	Hays plc	43,997
3,590	Randstad Holding NV*	163,208

		362,688

Real Estate Investment Trusts (REITs) (0.3%):
376	Alexander’s, Inc.	118,733
58,821	Link REIT (The)	174,224

		292,957

Real Estate Management & Development (0.4%):
15,000	Cheung Kong Holdings, Ltd.	227,401
3,016	Forestar Group, Inc.*	51,423
2,621	St. Joe Co. (The)*	65,184
12,500	Swire Pacific, Ltd., Class A	172,096

		516,104

Semiconductors & Semiconductor Equipment (1.2%):
9,940	Intel Corp.	191,146
55,046	LSI Logic Corp.*	251,010
12,241	Maxim Integrated Products, Inc.	226,581
587	Samsung Electronics Co., Ltd.	400,067
138,000	Taiwan Semiconductor Manufacturing Co., Ltd.	273,840
2,500	Xilinx, Inc.	66,525

		1,409,169

Software (2.5%):
2,010	Check Point Software Technologies, Ltd.*	74,229
3,467	McAfee, Inc.*	163,850
48,101	Microsoft Corp.	1,177,994
1,327	Nintendo Co., Ltd.	331,716
24,440	Oracle Corp.	656,214
6,750	SAP AG	334,194
5,383	Symantec Corp.*	81,660

		2,819,857

Specialty Retail (0.5%):
4,140	Home Depot, Inc.	131,155
1,570	Industria de Diseno Textil SA	124,612
71,330	Kingfisher plc	262,320
670	USS Co., Ltd.	50,090

		568,177

Tobacco (2.2%):
27,726	Altria Group, Inc.	665,979
17,538	British American Tobacco plc	655,162
15,967	Imperial Tobacco Group plc	476,435
56	Japan Tobacco, Inc.	186,791
1,870	Lorillard, Inc.	150,180
3,615	Philip Morris International, Inc.	202,512
4,116	Reynolds American, Inc.	244,449

		2,581,508

Trading Companies & Distributors (0.1%):
4,540	Wolseley plc*	114,281

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Wireless Telecommunication Services (1.3%):
30,370	Sprint Nextel Corp.*	$140,613
8,790	Turkcell Iletisim Hizmetleri AS, SP ADR	147,321
466,760	Vodafone Group plc	1,155,300

		1,443,234

Total Common Stocks (Cost $59,156,427)		60,560,776

Convertible Bonds (0.1%):
Diversified Financial Services (0.0%):
$50,000	CapitalSource, Inc., 4.00%, 7/15/34, Callable 7/15/11 @ 100(b)	49,500

Hotels, Restaurants & Leisure (0.0%):
50,000	MGM Resorts International, 4.25%, 4/15/15(c)	46,063

Semiconductors & Semiconductor Equipment (0.1%):
54,000	Advanced Micro Devices, Inc., 6.00%, 5/1/15	53,122

Total Convertible Bonds (Cost $138,794)		148,685

Corporate Bonds (13.6%):
Auto Components (0.4%):
300,000	Goodyear Tire & Rubber Co., 8.25%, 8/15/20, Callable 8/15/15 @ 104.13	315,750
100,000	Icahn Enterprises LP/ Icahn Enterprises Finance Corp., 7.75%, 1/15/16, Callable 1/15/13 @ 103.88	100,500

		416,250

Automobiles (0.6%):
100,000	Ford Motor Credit Co. LLC, 7.00%, 4/15/15	106,858
500,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	574,532

		681,390

Chemicals (0.5%):
100,000	Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 2/1/18, Callable 2/1/14 @ 104.44	98,000
200,000	Huntsman International LLC, 7.88%, 11/15/14, Callable 11/15/10 @ 103.94	207,500
100,000	Huntsman International LLC, 8.63%, 3/15/21, Callable 9/15/15 @ 104.31(c)	103,500
100,000	Kerling plc, 10.63%, 1/28/17, Callable 2/1/14 @ 105.31(c)	143,807

		552,807

Commercial Services & Supplies (0.7%):
100,000	Interactive Data Corp., 10.25%, 8/1/18, Callable 8/1/14 @ 105.13(c)	106,500
200,000	International Lease Finance Corp., 8.63%, 9/15/15(c)	214,000
200,000	International Lease Finance Corp., 7.13%, 9/1/18(c)	215,500
200,000	Visant Corp., 10.00%, 10/1/17, Callable 10/1/13 @ 107.50(c)	209,000

		745,000

Communications Equipment (0.1%):
128,004	Avaya, Inc., 3.31%, 10/26/14	113,460

Consumer Finance (0.1%):
100,000	Antero Resources Finance Corp., 9.38%, 12/1/17, Callable 12/1/13 @ 104.69	106,250

Containers & Packaging (0.0%):
26,933	Smurfit-Stone Container Enterprises, Inc., 6.75%, 2/22/16	27,046

Diversified Financial Services (1.5%):
391,473	CIT Group, Inc., 7.00%, 5/1/15, Callable 12/3/10 @ 103.50	388,537
469,000	CIT Group, Inc., 7.00%, 5/1/16, Callable 12/3/10 @ 103.50	461,965
422,000	CIT Group, Inc., 7.00%, 5/1/17, Callable 12/3/10 @ 103.50	413,032
250,000	JPMorgan Chase & Co., Series 1, 7.90%, 4/29/49, Callable 4/30/18 @ 100(d)	267,908
100,000	LBI Escrow Corp., 8.00%, 11/1/17, Callable 5/1/13 @ 106(c)	109,250
100,000	Pinafore LLC/ Pinafore, Inc., 9.00%, 10/1/18, Callable 10/1/14 @ 104.50(c)	105,000

		1,745,692

Diversified Telecommunication Services (0.5%):
50,000	Cequel Communications Holdings I LLC, 8.63%, 11/15/17, Callable 11/15/12 @ 106.47(c)	52,750
250,000	Clearwire Corp., 12.00%, 12/1/15, Callable 12/1/12 @ 106(c)	269,375
100,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94	81,000
100,000	Frontier Communications Corp., 8.25%, 4/15/17	109,375
100,000	Frontier Communications Corp., 8.50%, 4/15/20	110,375

		622,875

Electric Utilities (1.0%):
625,930	Texas Competitive Electric Holdings Co., Llc, 3.76%, 10/10/14	481,966
776,000	Texas Competitive Electric Holdings Co., Llc, Series A, 10.25%, 11/1/15, Callable 11/1/11 @ 105.13	508,280
200,000	Texas Competitive Electric Holdings Co., Llc, PIK, 10.50%, 11/1/16, Callable 11/1/12 @ 105.25	116,000

		1,106,246

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Health Care Providers & Services (1.3%):
$467,000	Community Health Systems, Inc., 8.88%, 7/15/15, Callable 7/15/11 @ 104.44	$496,187
399,000	HCA, Inc., 6.50%, 2/15/16	399,000
50,000	HCA, Inc., 7.88%, 2/15/20, Callable 8/15/14 @ 103.94	54,688
500,000	Tenet Healthcare Corp., 9.25%, 2/1/15	536,875
50,000	Vanguard Health Holding LLC / Vanguard Health Holding, Inc., 8.00%, 2/1/18, Callable 2/1/14 @ 104	50,750

		1,537,500

Hotels, Restaurants & Leisure (0.0%):
50,000	CKE Restaurants, Inc., 11.38%, 7/15/18, Callable 7/15/14 @ 105.69(c)	51,250

Independent Power Producers & Energy Traders (0.7%):
100,000	AES Corp. (The), 8.00%, 10/15/17	108,000
200,000	Calpine Corp., 7.88%, 7/31/20, Callable 7/31/15 @ 103.94(c)	205,500
410,000	Dynegy Holdings, Inc., 7.50%, 6/1/15	322,875
34,000	Dynegy Roseton/Danskammer Pass Through Trust, Series B, 7.67%, 11/8/16	31,535
115,000	RRI Energy, Inc., 7.88%, 6/15/17	107,237

		775,147

Internet Software & Services (0.3%):
24,083	First Data Corp., 3.01%, 9/24/14	21,185
22,363	First Data Corp., 3.01%, 9/24/14	19,680
7,837	First Data Corp., 3.01%, 9/24/14	6,889
250,000	First Data Corp., 9.88%, 9/24/15, Callable 9/30/11 @ 104.94	204,375
47,000	First Data Corp., 11.25%, 3/31/16, Callable 9/30/11 @ 105.62	33,840

		285,969

Machinery (0.5%):
100,000	Case New Holland, Inc., 7.88%, 12/1/17(c)	108,625
400,000	Manitowoc Co., Inc., 9.50%, 2/15/18, Callable 2/15/14 @ 104.75	418,000
100,000	RBS Global & Rexnord Corp., 8.50%, 5/1/18, Callable 5/1/14 @ 104.25	101,625

		628,250

Media (0.5%):
325,000	Cablevision Systems Corp., 8.63%, 9/15/17	357,500
100,000	Cablevision Systems Corp., 7.75%, 4/15/18	105,750
100,000	Cablevision Systems Corp., 8.00%, 4/15/20	107,625

		570,875

Oil, Gas & Consumable Fuels (2.7%):
100,000	Anadarko Petroleum Corp., 5.95%, 9/15/16	109,193
100,000	ATP Oil & Gas Corp., 11.88%, 5/1/15, Callable 5/1/13 @ 111.88(c)	86,250
345,000	Chesapeake Energy Corp., 6.50%, 8/15/17	357,937
200,000	Chesapeake Energy Corp., 6.88%, 8/15/18, Callable 8/15/13 @ 105.16	209,500
200,000	Chesapeake Energy Corp., 7.25%, 12/15/18	215,500
298,000	Denbury Resources, Inc., 8.25%, 2/15/20, Callable 2/15/15 @ 104.13	325,192
200,000	El Paso Corp., 7.25%, 6/1/18	215,564
300,000	Energy Transfer Equity LP, 7.50%, 10/15/20	315,750
400,000	Exco Resources, Inc., 7.50%, 9/15/18, Callable 9/15/14 @ 103.75	397,500
200,000	Forest Oil Corp., 8.50%, 2/15/14	218,500
100,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20, Callable 4/15/15 @ 104.31(c)	106,000
50,000	Newfield Exploration Co., 6.88%, 2/1/20, Callable 2/1/15 @ 103.44	53,125
135,000	SandRidge Energy, Inc., 4.16%, 4/1/14, Callable 11/15/10 @ 102(d)	125,026
65,000	SandRidge Energy, Inc., 8.00%, 6/1/18, Callable 6/1/13 @ 104(c)	63,375
100,000	Sandridge Energy, Inc., 8.75%, 1/15/20, Callable 1/15/15 @ 104.38(c)	99,000
155,000	W & T Offshore, Inc., 8.25%, 6/15/14, Callable 6/15/11 @ 104.13(c)	148,800

		3,046,212

Paper & Forest Products (0.0%):
50,000	Newpage Corp., 11.38%, 12/31/14, Callable 3/31/12 @ 105	45,250

Professional Services (0.3%):
300,000	Quintiles Transnational Corp., 9.50%, 12/30/14, Callable 11/15/10 @ 102.50(c)	308,250

Real Estate Investment Trusts (REITs) (0.5%):
200,000	FelCor Lodging LP, 10.00%, 10/1/14	217,250
250,000	Host Hotels & Resorts, Inc. LP, Series Q, 6.75%, 6/1/16, Callable 6/1/11 @ 103.33	259,063
55,000	iStar Financial, Inc., 8.63%, 6/1/13	44,825
100,000	iStar Financial, Inc., 10.00%, 6/15/14, Callable 11/15/10 @ 100	99,500

		620,638

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal			Fair
Amount			Value
Corporate Bonds, continued
Real Estate Management & Development (0.2%):
$15,659	Realogy Corp., 3.26%, 10/10/13		$13,903
140,506	Realogy Corp., 3.26%, 10/10/13		124,750
97,894	Realogy Corp., 3.31%, 10/10/13		86,916

			225,569

Road & Rail (0.2%):
225,000	Hertz Corp. (The), 8.88%, 1/1/14, Callable 11/15/10 @ 104.44		230,906

Semiconductors & Semiconductor Equipment (0.9%):
100,000	Advanced Micro Devices, Inc., 8.13%, 12/15/17, Callable 12/15/13 @ 104.06		105,500
271,000	Freescale Semiconductor, Inc., 9.25%, 4/15/18, Callable 4/15/14 @ 104.63(c)		281,840
590,000	Freescale Semiconductor, Inc., 10.75%, 8/1/20, Callable 8/1/15 @ 105.38(c)		591,475

			978,815

Wireless Telecommunication Services (0.1%):
Cricket Communications, Inc.		100,000	103,500

Total Corporate Bonds (Cost $14,999,726)			15,525,147

Foreign Bonds (19.2%):
Commercial Banks (0.7%):
440,000	Bank Negara Monetary Notes, Series 3810, 2.70%, 12/28/10+(e)		141,580
130,000	Bank Negara Monetary Notes, Series 3510, 2.71%, 1/20/11+(e)		41,763
1,840,000	Bank Negara Monetary Notes, Series 4910, 2.76%, 3/15/11+(e)		588,550
60,000	Bank Negara Monetary Notes, Series 4310, 2.81%, 7/19/11+(e)		18,999

			790,892

Sovereign Bond (18.5%):
340,000	Australian Government, Series 123, 5.75%, 4/15/12+		333,262
25,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/13+(e)		29,076
365,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/15+(e)		423,467
1,200,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.72%, 1/1/17+(e)		673,680
140,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 5/15/45+(e)		165,279
25,000	Egypt Treasury Bill, Series 273, 10.30%, 10/5/10+(e)		4,390
175,000	Egypt Treasury Bill, Series 273, 10.47%, 11/2/10+(e)		30,517
75,000	Egypt Treasury Bill, Series 364, 10.38%, 11/23/10+(e)		13,010
150,000	Egypt Treasury Bill, Series 273, 10.43%, 11/30/10+(e)		25,969
325,000	Egypt Treasury Bill, Series 364, 10.46%, 12/7/10+(e)		56,165
100,000	Egypt Treasury Bill, Series 364, 10.52%, 12/21/10+(e)		17,223
650,000	Egypt Treasury Bill, Series 273, 10.35%, 1/4/11+(e)		111,536
25,000	Egypt Treasury Bill, Series 364, 10.48%, 1/11/11+(e)		4,282
50,000	Egypt Treasury Bill, Series 273, 10.33%, 1/25/11+(e)		8,531
1,250,000	Egypt Treasury Bill, Series 364, 10.82%, 2/8/11+(e)		212,448
150,000	Egypt Treasury Bill, Series 273, 10.12%, 3/1/11+(e)		25,341
50,000	Egypt Treasury Bill, Series 364, 10.45%, 3/8/11+(e)		8,429
100,000	Egypt Treasury Bill, Series 273, 10.05%, 3/22/11+(e)		16,792
700,000	Egypt Treasury Bill, Series 364, 10.01%, 3/29/11+(e)		117,316
425,000	Egypt Treasury Bill, Series 273, 10.09%, 4/5/11+(e)		71,110
1,075,000	Egypt Treasury Bill, Series 364, 10.31%, 4/12/11+(e)		179,376
100,000	Egypt Treasury Bill, Series 273, 10.04%, 5/3/11+(e)		16,597
275,000	Egypt Treasury Bill, Series 364, 10.11%, 5/10/11+(e)		45,531
1,775,000	Egypt Treasury Bill, Series 273, 9.91%, 5/31/11+(e)		292,314
150,000	Egypt Treasury Bill, Series 364, 10.08%, 6/7/11+(e)		24,641
200,000	Egypt Treasury Bill, Series 364, 10.30%, 6/21/11+(e)		32,723
425,000	Egypt Treasury Bill, Series 364, 10.33%, 7/12/11+(e)		69,123
325,000	Egypt Treasury Bill, Series 364, 10.20%, 8/9/11+(e)		52,433
25,000	Egypt Treasury Bill, Series 364, 10.26%, 9/20/11+(e)		3,984
5,300,000,000	Indonesia Government, Series FR34, 12.80%, 6/15/21+		812,615
3,200,000,000	Indonesia Government, Series FR44, 10.00%, 9/15/24+		415,939
3,300,000,000	Indonesia Government, Series FR47, 10.00%, 2/15/28+		423,538
420,000	Israel Government Bond, Series 2680, 7.00%, 4/29/11+(e)		121,765
90,000	Israel Treasury Bill, Series 0111, 1.94%, 1/5/11+(e)		24,574
125,000	Israel Treasury Bill, Series 211, 2.05%, 2/2/11+(e)		34,056
55,000	Israel Treasury Bill, Series 311, 2.09%, 3/2/11+(e)		14,957
830,000	Israel Treasury Bill, Series 411, 2.09%, 4/6/11+(e)		225,103
1,600,000	Israel Treasury Bill, Series 0911, 2.38%, 9/7/11+(e)		429,139
1,420,000,000	Korea Treasury Bond, Series 1112, 4.75%, 12/10/11+		1,271,132
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Foreign Bonds, continued
Sovereign Bond, continued
1,430,000,000	Korea Treasury Bond, Series 1206, 4.00%, 6/10/12+	$1,271,751
1,700,000,000	Korea Treasury Bond, Series 1212, 4.25%, 12/10/12+	1,521,440
10,000	Malaysia Treasury Bill, Series 364, 2.81%, 7/1/11+(e)	3,176
50,000	Malaysian Government, Series 4, 3.76%, 4/28/11+	16,278
5,040,000	Malaysian Government, Series 1, 3.83%, 9/28/11+	1,647,177
5,000,000	Mexico Bonos Desarr, Series M 20, 8.00%, 12/7/23+	451,295
7,000,000	Mexico Bonos Desarr, Series M 20, 7.50%, 6/3/27+	601,203
4,000,000	Mexico Bonos Desarr, Series M 30, 10.00%, 11/20/36+	428,082
640,000	New South Wales Treasury Corp., Series 12, 6.00%, 5/1/12+	627,262
12,800,000	Norwegian Government, 6.00%, 5/16/11+	2,223,790
1,450,000	Poland Government Bond, Series 0412, 4.75%, 4/25/12+	501,060
400,000	Poland Government Bond, Series 0712, 0.00%, 7/25/12+(e)	126,628
290,000	Poland Government Bond, Series 0413, 5.25%, 4/25/13+	100,852
750,000	Poland Government Bond, Series 0414, 5.75%, 4/25/14+	264,316
720,000	Poland Government Bond, Series 1015, 6.25%, 10/24/15+	259,500
490,000	Queensland Treasury Corp., Series 11, 6.00%, 6/14/11+	477,052
780,000	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13+	772,039
45,000	Queensland Treasury Corp., 7.13%, 9/18/17+(c)	37,006
200,000	Republic of Hungary, 5.75%, 6/11/18+	273,711
80,000	Republic of South Africa, Series E, 4.50%, 4/5/16, MTN+	114,948
9,500,000	Swedish Government, Series 1045, 5.25%, 3/15/11+	1,437,009
1,285,000	Western Australian Treasury Corp., Series 12, 5.50%, 7/17/12+	1,250,760

		21,243,698

Total Foreign Bonds (Cost $20,844,763)		22,034,590

Preferred Stocks (0.4%):
Metals & Mining (0.1%):
5,140	Vale SA, SP ADR, Preferred Shares	142,635
Oil, Gas & Consumable Fuels (0.1%):
100	Chesapeake Energy Corp., Series A(c)	131,367
Real Estate Investment Trusts (REITs) (0.2%):
2,500	FelCor Lodging Trust, Inc., Series A	53,985
116	Wells Fargo & Co., Series L, Class A	116,696

		170,681

Total Preferred Stocks (Cost $384,878)		444,683

Municipal Bonds (0.6%):
California (0.3%):
$15,000	California State, Build America Bonds, GO, 6.65%, 3/1/22	16,698
40,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	43,519
125,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Callable 3/1/20 @ 100	134,012
110,000	California State, Build America Bonds, GO, 7.63%, 3/1/40	120,987
20,000	California State, GO, 6.20%, 3/1/19	22,028
30,000	California State, GO, 5.25%, 3/1/30, Callable 3/1/20 @ 100	31,827
25,000	California State, GO, 5.50%, 3/1/40, Callable 3/1/20 @ 100	26,622

		395,693

Illinois (0.1%):
60,000	Illinois State, GO, 4.42%, 1/1/15	62,530

Michigan (0.0%):
5,000	Detroit Michigan, GO, 4.50%, 11/1/23, Callable 11/1/20 @ 100	5,089

New York (0.2%):
135,000	New York State Dormitory Authority State Personal Income Tax, Build America Bonds, Revenue, 5.50%, 3/15/30	141,774
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Municipal Bonds, continued
New York, continued
$40,000	New York State Dormitory Authority State Personal Income Tax, Build America Bonds, Revenue, 5.60%, 3/15/40	$42,305

		184,079

Total Municipal Bonds (Cost $609,579)		647,391

Yankee Dollars (3.6%):
Commercial Banks (0.2%):
100,000	Export-Import Bank of Korea, 8.13%, 1/21/14+	117,375
110,000	Korea Development Bank, 8.00%, 1/23/14+	128,673

		246,048

Consumer Finance (0.1%):
100,000	NXP BV / NXP Funding LLC, 9.75%, 8/1/18+(c)	106,500

Diversified Financial Services (0.1%):
100,000	CEVA Group plc, 11.50%, 4/1/18+(c)	104,500

Oil, Gas & Consumable Fuels (0.6%):
100,000	Expro Finance Luxembourg, 8.50%, 12/15/16+(c)	95,250
430,000	Petroleos de Venezuela SA, 13.43%, 7/10/11, Series 2011+(e)	396,675
190,000	Petroplus Finance, Ltd., 6.75%, 5/1/14+(c)	173,850
85,000	Petroplus Finance, Ltd., 7.00%, 5/1/17+(c)	73,950

		739,725

Sovereign Bond (2.6%):
170,000	Emirate of Abu Dhabi, 6.75%, 4/8/19+(c)	206,347
175,000	Indonesia Government International Bond, 11.63%, 3/4/19+(c)	271,250
1,120,000	Republic of Argentina, 0.68%, 8/3/12+(d)	254,800
130,000	Republic of Hungary, 6.25%, 1/29/20+	139,599
320,000	Republic of Iraq, 5.80%, 1/15/28+(c)	275,200
100,000	Republic of Lithuania, 7.38%, 2/11/20+	111,750
230,000	Republic of Lithuania, 7.38%, 2/11/20+(c)	256,947
45,000	Republic of Venezuela, 1.51%, 4/20/11+(d)	43,200
680,800	Russia Foreign Bond, 7.50%, 3/31/30+(b)(c)	815,558
100,000	Socialist Republic of Vietnam, 6.75%, 1/29/20+	110,250
240,000	South Africa Government International Bond, 6.88%, 5/27/19+	293,400
170,000	State of Qatar, 6.55%, 4/9/19+(c)	203,787

		2,982,088

Total Yankee Dollars (Cost $4,184,562)		4,178,861

U.S. Government Agency (11.8%):
11,360,000	Federal Farm Credit Bank(e)	11,360,000
2,200,000	Federal Home Loan Bank(e)	2,200,000

Total U.S. Government Agency (Cost $13,560,000)		13,560,000

Right (0.0%):
Auto Components (0.0%):
1,820	Cie Generale des Establissements Michelin*	5,081

Investment Company (2.1%):
2,375,605	Dreyfus Treasury Prime Cash Management, 0.00%(e)	2,375,605

Total Investment Company (Cost $2,375,605)		2,375,605

Total Investment Securities (Cost $116,761,971)(f)—104.8%		120,059,334
Net other assets (liabilities) — (4.8)%		(5,501,324)

Net Assets — 100.0%		$114,558,010

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

AMBAC	Insured by American Municipal Bond Insurance Assurance Corp.

GO	General Obligation

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

PIK	Payment-in-kind

plc	Public Liability Company

REIT	Real Estate Investment Trust

ULC	Unlimited Liability Co.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.

*	Non-income producing security.

(a)	Security was fair valued and is an illiquid security as of September 30, 2010. Represents 0.1% of the net assets of the Fund.

(b)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at .

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Variable rate security. The rate presented represents the rate in effect at September 30, 2010. The date presented represents the final maturity date.

(e)	The rate represents the effective yield at September 30, 2010.

(f)	Cost for federal income tax purposes is $117,272,257. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$5,234,781
Unrealized depreciation	(2,447,704)

Net unrealized appreciation/(depreciation)	2,787,077

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
As of September 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
					Appreciation/
Long Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Receive 43,216 Australian Dollars in exchange for U.S. Dollars	UBS Warburg	2/8/11	$36,000	$41,066	$5,066
Receive 43,228 Australian Dollars in exchange for U.S. Dollars	Morgan Stanley	2/8/11	36,000	41,077	5,077
Receive 1,437,857 Australian Dollars in exchange for U.S. Dollars	Westpac Banking Corp	10/5/10	1,393,715	1,388,530	(5,185)
Receive 12,800 Swiss Francs in exchange for U.S. Dollars	Bank of America	11/10/10	11,609	13,035	1,426
Receive 50,000 Swiss Francs in exchange for U.S. Dollars	State Street	11/10/10	50,765	50,917	152
Receive 12,300 Swiss Francs in exchange for U.S. Dollars	Bank of America	11/10/10	12,526	12,526	0
Receive 461,125,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	10/29/10	875,000	952,770	77,770
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Bank of America	2/10/11	8,190	9,038	848
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/10/11	8,190	9,038	848
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Barclays Bank	2/11/11	8,205	9,037	832
Receive 4,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/14/11	8,294	9,036	742
Receive 8,700,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/16/11	16,448	17,864	1,416
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/18/11	8,206	8,828	622
Receive 2,200,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/18/11	4,207	4,517	310
Receive 9,500,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/22/11	18,198	19,498	1,300
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/22/11	8,230	8,826	596
Receive 7,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/22/11	13,954	14,983	1,029
Receive 13,000,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/22/11	24,689	26,682	1,993
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	Merrill Lynch	2/23/11	8,152	8,825	673
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/24/11	8,211	8,824	613
Receive 6,500,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	2/25/11	12,433	13,338	905
Receive 9,210,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	2/25/11	17,615	18,899	1,284
Receive 3,900,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	2/28/11	7,414	8,001	587
Receive 5,600,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	3/1/11	10,677	11,489	812
Receive 2,200,000 Chilean Peso in exchange for U.S. Dollars	Merrill Lynch	3/1/11	4,196	4,513	317
Receive 1,400,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	3/2/11	2,679	2,872	193
Receive 2,500,000 Chilean Peso in exchange for U.S. Dollars	Morgan Stanley	3/15/11	4,829	5,124	295
Receive 4,300,000 Chilean Peso in exchange for U.S. Dollars	JP Morgan Chase	3/21/11	8,332	8,810	478
Receive 4,500,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	5/10/11	8,475	9,184	709
Receive 162,7500,000 Chilean Peso in exchange for U.S. Dollars	Deutsche Bank	7/11/11	300,000	330,544	30,544
Receive 5,836,250 Chinese Yuan in exchange for U.S. Dollars	HSBC	10/29/10	875,000	872,354	(2,646)
Receive 37,000 Danish Krone in exchange for U.S. Dollars	Deutsche Bank	1/24/11	6,401	6,765	364
Receive 47,000 Danish Krone in exchange for U.S. Dollars	State Street	1/24/11	8,404	8,594	190
Receive 26,600 Danish Krone in exchange for U.S. Dollars	State Street	1/24/11	4,865	4,864	(1)
Receive 70,939 Egyptian Pounds in exchange for U.S. Dollars	Credit Suisse	10/5/10	12,461	12,452	(9)
Receive 47,730 Egyptian Pounds in exchange for U.S. Dollars	Citigroup	10/4/10	8,383	8,380	(3)
Receive 22,727 Egyptian Pounds in exchange for U.S. Dollars	Citigroup	10/4/10	3,991	3,990	(1)
Receive 46,898 Egyptian Pounds in exchange for U.S. Dollars	Citigroup	10/4/10	8,236	8,234	(2)
Receive 23,833 Egyptian Pounds in exchange for U.S. Dollars	Credit Suisse	10/5/10	4,186	4,183	(3)
Receive 23,480 Egyptian Pounds in exchange for U.S. Dollars	Credit Suisse	10/5/10	4,130	4,121	(9)
Receive 23,420 Egyptian Pounds in exchange for U.S. Dollars	Credit Suisse	10/5/10	4,119	4,111	(8)
Receive 24,091 European Euro in exchange for U.S. Dollars	State Street	10/4/10	32,749	32,837	88
Receive 102,774 Hong Kong Dollars in exchange for U.S. Dollars	State Street	10/5/10	13,244	13,247	3
Receive 1,391,625 Israeli New Sheqel in exchange for U.S. Dollars	Deutsche Bank	10/29/10	375,000	382,111	7,111
Receive 467,900 Israeli New Sheqel in exchange for U.S. Dollars	Deutsche Bank	1/7/11	125,355	128,323	2,968
Receive 65,639 Israeli New Sheqel in exchange for U.S. Dollars	Morgan Stanley	3/29/11	17,481	17,975	494
Receive 39,869 Israeli New Sheqel in exchange for U.S. Dollars	Morgan Stanley	3/31/11	10,634	10,917	283
Receive 1,564,992 Israeli New Sheqel in exchange for U.S. Dollars	Citibank	10/4/10	424,960	429,911	4,951
Receive 41,781,250 Indian Rupee in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	875,000	925,044	50,044
Receive 14,490,000 Indian Rupee in exchange for U.S. Dollars	JP Morgan Chase	7/12/11	300,000	309,134	9,134
Receive 287,500 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/10	3,059	3,445	386
Receive 2,979,812 Malaysian Ringgit in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	875,000	963,689	88,689
Receive 1,374,360 Malaysian Ringgit in exchange for U.S. Dollars	JP Morgan Chase	1/4/11	400,000	442,508	42,508
Receive 3,536,112 Malaysian Ringgit in exchange for U.S. Dollars	JP Morgan Chase	10/1/10	1,144,743	1,145,856	1,113
Receive 30,000 Norwegian Krone in exchange for U.S. Dollars	State Street	2/16/11	4,704	5,066	362
Receive 6,693,664 Norwegian Krone in exchange for U.S. Dollars	Deutsche Bank	10/1/10	1,143,825	1,138,669	(5,156)
Receive 82,031 Norwegian Krone in exchange for U.S. Dollars	State Street	10/4/10	13,904	13,951	47
Receive 345,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	242,052	252,390	10,338
Receive 145,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	103,182	106,077	2,895
Receive 100,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	68,690	73,157	4,467
Receive 38,000 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	26,114	27,799	1,685
Receive 35,820,000 Philippine Peso Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	750,000	813,933	63,933
Receive 9,520,000 Philippine Peso Dollars in exchange for U.S. Dollars	JP Morgan Chase	7/11/11	200,000	211,124	11,124
Receive 3,200,000 Philippine Peso Dollars in exchange for U.S. Dollars	HSBC	9/30/11	70,820	70,488	(332)
Receive 2,600,000 Philippine Peso Dollars in exchange for U.S. Dollars	HSBC	10/3/11	57,538	57,271	(267)

					$426,992

					Unrealized
					Appreciation/
Short Contracts	Counterparty	Delivery Date	Contract Amount	Fair Value	(Depreciation)
Deliver 1,644,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	10/29/10	$2,430,818	$2,240,440	$190,378
Deliver 655,154 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	471,711	479,288	(7,577)
Deliver 693,953 New Zealand Dollars in exchange for U.S. Dollars	Deutsche Bank	10/29/10	500,000	507,679	(7,679)
Deliver 91,640,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	1,000,000	1,098,417	(98,417)
Deliver 6,979,500 Mexican Peso in exchange for U.S. Dollars	Deutsche Bank	10/29/10	500,000	552,681	(52,681)
Deliver 6,194,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	11/15/10	69,149	74,249	(5,100)
Deliver 3,093,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	11/16/10	34,574	37,077	(2,503)
Deliver 1,491,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/16/10	16,595	17,873	(1,278)
Deliver 1,616,000 Japanese Yen in exchange for U.S. Dollars	HSBC	11/17/10	17,976	19,372	(1,396)
Deliver 6,176,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/17/10	69,150	74,034	(4,884)
Deliver 2,471,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	11/17/10	27,661	29,621	(1,960)
Deliver 8,613,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/18/10	96,817	103,249	(6,432)
Deliver 6,679,000 Japanese Yen in exchange for U.S. Dollars	Bank of America	11/29/10	75,373	80,075	(4,702)
Deliver 6,105,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/29/10	69,158	73,193	(4,035)
Deliver 2,416,000 Japanese Yen in exchange for U.S. Dollars	Citibank	11/29/10	27,667	28,966	(1,299)
Deliver 3,627,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	11/29/10	41,488	43,484	(1,996)
Deliver 5,989,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	12/1/10	69,151	71,805	(2,654)
Deliver 2,255,332 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	12/28/10	24,754	27,052	(2,298)
Deliver 2,260,084 Japanese Yen in exchange for U.S. Dollars	Citibank	12/28/10	24,754	27,109	(2,355)
Deliver 2,251,755 Japanese Yen in exchange for U.S. Dollars	BZW Capital Markets	12/28/10	24,754	27,009	(2,255)
Deliver 115,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/4/11	164,390	156,631	7,759
Deliver 3,030,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/7/11	33,256	36,349	(3,093)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Citibank	1/7/11	16,681	18,235	(1,554)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/7/11	16,684	18,235	(1,551)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/11/11	16,612	18,236	(1,624)
Deliver 1,520,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/11/11	16,630	18,236	(1,606)
Deliver 4,120,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/13/11	44,921	49,430	(4,509)
Deliver 3,250,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/14/11	35,909	38,992	(3,083)
Deliver 4,090,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/14/11	44,932	49,070	(4,138)
Deliver 7,610,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	1/26/11	84,742	91,318	(6,576)
Deliver 2,170,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	1/26/11	24,227	26,040	(1,813)
Deliver 8,700,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	1/26/11	96,869	104,398	(7,529)
Deliver 7,484,000 Japanese Yen in exchange for U.S. Dollars	HSBC	1/27/11	83,329	89,808	(6,479)
Deliver 3,771,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	2/10/11	42,389	45,261	(2,872)
Deliver 15,000 European Euro in exchange for U.S. Dollars	UBS Warburg	2/16/11	20,399	20,422	(23)
Deliver 15,000 European Euro in exchange for U.S. Dollars	JP Morgan Chase	2/16/11	20,409	20,422	(13)
Deliver 17,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	2/18/11	23,357	23,144	213
Deliver 17,000 European Euro in exchange for U.S. Dollars	UBS Warburg	2/18/11	23,355	23,144	211
Deliver 4,000,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	2/22/11	44,454	48,018	(3,564)
Deliver 4,020,000 Japanese Yen in exchange for U.S. Dollars	HSBC	2/22/11	44,710	48,258	(3,548)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	HSBC	3/1/11	51,513	55,227	(3,714)
Deliver 5,100,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/1/11	57,330	61,229	(3,899)
Deliver 4,600,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	3/1/11	51,484	55,227	(3,743)
Deliver 43,000 European Euro in exchange for U.S. Dollars	Bank of America	3/7/11	58,835	58,532	303
Deliver 57,000 European Euro in exchange for U.S. Dollars	UBS Warburg	3/7/11	78,076	77,589	487
Deliver 15,000 European Euro in exchange for U.S. Dollars	HSBC	3/8/11	20,526	20,418	108
Deliver 121,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/16/11	166,275	164,693	1,582
Deliver 13,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/17/11	17,747	17,694	53
Deliver 5,012,000 Japanese Yen in exchange for U.S. Dollars	Citibank	3/18/11	55,647	60,188	(4,541)
Deliver 3,000,000 Japanese Yen in exchange for U.S. Dollars	Morgan Stanley	3/18/11	33,296	36,026	(2,730)
Deliver 4,060,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	3/18/11	45,146	48,756	(3,610)
Deliver 87,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/21/11	119,505	118,410	1,095
Deliver 4,542,830 Japanese Yen in exchange for U.S. Dollars	Bank of America	3/22/11	50,484	54,557	(4,073)
Deliver 86,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	3/22/11	117,412	117,048	364
Deliver 37,000 European Euro in exchange for U.S. Dollars	UBS Warburg	4/7/11	49,983	50,349	(366)
Deliver 61,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	4/7/11	82,431	83,008	(577)
Deliver 73,000 European Euro in exchange for U.S. Dollars	HSBC	4/7/11	98,654	99,337	(683)
Deliver 99,000 European Euro in exchange for U.S. Dollars	UBS Warburg	4/13/11	133,363	134,708	(1,345)
Deliver 60,000 European Euro in exchange for U.S. Dollars	HSBC	4/14/11	81,908	81,640	268
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	4/20/11	38,167	42,055	(3,888)
Deliver 3,500,000 Japanese Yen in exchange for U.S. Dollars	Citibank	4/20/11	38,187	42,055	(3,868)
Deliver 6,850,000 Japanese Yen in exchange for U.S. Dollars	Barclays Bank	10/20/10	74,227	82,090	(7,863)
Deliver 7,475,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	5/10/11	83,679	89,853	(6,174)
Deliver 11,175,000 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	5/10/11	125,519	134,329	(8,810)
Deliver 11,180,000 Japanese Yen in exchange for U.S. Dollars	Citibank	5/10/11	125,514	134,389	(8,875)
Deliver 429,976 Swiss Franc in exchange for U.S. Dollars	Deutsche Bank	11/10/10	390,178	437,865	(47,687)
Deliver 1,750,000 Malaysian Ringgit in exchange for U.S. Dollars	JP Morgan Chase	10/29/10	530,415	565,960	(35,545)
Deliver 28,900 Swiss Franc in exchange for U.S. Dollars	Bank of America	11/10/10	25,417	29,430	(4,013)
Deliver 885,000 Japanese Yen in exchange for U.S. Dollars	State Street	10/20/10	10,030	10,606	(576)
Deliver 54,000 Swiss Franc in exchange for U.S. Dollars	State Street	11/10/10	50,066	54,991	(4,925)
Deliver 1,030,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	7/11/11	1,295,266	1,400,023	(104,757)
Deliver 26,073,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	7/11/11	300,000	313,789	(13,789)
Deliver 44,500 Swiss Franc in exchange for U.S. Dollars	Deutsche Bank	11/10/10	42,314	45,316	(3,002)
Deliver 1,853,810 European Euro in exchange for U.S. Dollars	State Street	1/18/11	2,356,563	2,524,568	(168,005)
Deliver 246,000 Japanese Yen in exchange for U.S. Dollars	State Street	10/20/10	2,824	2,948	(124)
Deliver 657,600 Danish Krone in exchange for U.S. Dollars	Bank of America	1/24/11	113,188	120,241	(7,053)
Deliver 83,000 European Euro in exchange for U.S. Dollars	State Street	1/18/11	107,154	113,032	(5,878)
Deliver 67,000 Swiss Francs in exchange for U.S. Dollars	Deutsche Bank	11/10/10	64,741	68,229	(3,488)
Deliver 95,900 Danish Krone in exchange for U.S. Dollars	Deutsche Bank	1/24/11	16,967	17,535	(568)
Deliver 956,396 British Pounds in exchange for U.S. Dollars	Barclays Bank	11/12/10	1,502,670	1,501,725	945
Deliver 763,848 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/10	9,000	9,154	(154)
Deliver 1,428,772 Norwegian Krone in exchange for U.S. Dollars	Deutsche Bank	2/16/11	228,902	241,259	(12,357)
Deliver 150,000 British Pounds in exchange for U.S. Dollars	State Street	11/12/10	233,723	235,529	(1,806)
Deliver 190,000 European Euro in exchange for U.S. Dollars	State Street	1/18/11	242,208	258,747	(16,539)
Deliver 1,278,735 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/10	15,000	15,324	(324)
Deliver 100,000 Danish Krone in exchange for U.S. Dollars	State Street	1/24/11	17,005	18,285	(1,280)
Deliver 22,800,000 Japanese Yen in exchange for U.S. Dollars	JP Morgan Chase	8/30/11	270,431	274,665	(4,234)
Deliver 1,060,000 Japanese Yen in exchange for U.S. Dollars	State Street	10/20/10	12,630	12,703	(73)
Deliver 74,800 Norwegian Krone in exchange for U.S. Dollars	Deutsche Bank	2/16/11	11,989	12,631	(642)
Deliver 86,000 Swiss Franc in exchange for U.S. Dollars	State Street	11/10/10	85,094	87,578	(2,484)
Deliver 119,000 British Pounds in exchange for U.S. Dollars	State Street	11/12/10	184,336	186,853	(2,517)
Deliver 185,000 European Euro in exchange for U.S. Dollars	State Street	1/18/11	240,702	251,938	(11,236)
Deliver 360,000 Norwegian Krone in exchange for U.S. Dollars	State Street	2/16/11	60,001	60,789	(788)
Deliver 78,000 European Euro in exchange for U.S. Dollars	State Street	1/18/11	103,830	106,222	(2,392)
Deliver 80,000 British Pounds in exchange for U.S. Dollars	State Street	11/12/10	125,422	125,615	(193)
Deliver 1,670,000 Japanese Yen in exchange for U.S. Dollars	Deutsche Bank	10/20/10	19,800	20,013	(213)
Deliver 121,466,500 Japanese Yen in exchange for U.S. Dollars	UBS Warburg	9/29/11	1,450,000	1,464,180	(14,180)
Deliver 840,000 European Euro in exchange for U.S. Dollars	Deutsche Bank	9/30/11	1,134,924	1,140,677	(5,753)
Deliver 6,494 European Euro in exchange for U.S. Dollars	CTCH	10/4/10	8,833	8,852	(19)
Deliver 227 European Euro in exchange for U.S. Dollars	HSBC	10/4/10	309	309	—
Deliver 895,237 Japanese Yen in exchange for U.S. Dollars	State Street	10/20/10	10,701	10,728	(27)
Deliver 136,500 Norwegian Krone in exchange for U.S. Dollars	State Street	2/16/11	23,195	23,049	146
Deliver 125,000 European Euro in exchange for U.S. Dollars	State Street	1/18/11	170,277	170,228	49
Deliver 12,300 Swiss Franc in exchange for U.S. Dollars	Bank of America	10/4/10	12,522	12,521	1

					$(606,494)

As of September 30, 2010 the Fund’s open forward cross currency contracts were as follows:

								Net
								Unrealized
		Amount		Amount		Contract	Market	Appreciation/
Purchase/Sale	Counterparty	Purchased		Sold		Value	Value	(Depreciation)
Australian Dollar/Japanese Yen	Citibank	AUD	27,000	JPY	1,998,351	$22,465	$24,134	$1,669
Australian Dollar/Japanese Yen	Deutsche Bank	AUD	27,000	JPY	2,002,428	22,465	24,085	1,620
Australian Dollar/Japanese Yen	Barclays Bank	AUD	27,000	JPY	1,993,410	22,465	24,193	1,728
Brazilian Real/Japanese Yen	Deutsche Bank	BRL	435,000	JPY	21,345,450	249,498	249,279	(219)
Brazilian Real/Japanese Yen	Deutsche Bank	BRL	103,000	JPY	4,690,486	52,273	55,354	3,081
Brazilian Real/Japanese Yen	HSBC	BRL	38,000	JPY	1,736,134	19,291	20,354	1,063
South Korean Won/Japanese Yen	HSBC	KRW	45,000,000	JPY	3,385,495	38,874	37,903	(971)
South Korean Won/Japanese Yen	JP Morgan Chase	KRW	15,000,000	JPY	1,136,363	13,053	12,635	(418)
South Korean Won/Japanese Yen	Deutsche Bank	KRW	13,000,000	JPY	987,691	11,312	10,916	(396)
South Korean Won/Japanese Yen	JP Morgan Chase	KRW	9,000,000	JPY	688,968	7,854	7,518	(336)
Norwegian Krone/Euro	Deutsche Bank	NOK	1,400,000	EUR	164,830	247,332	260,487	13,155
Norwegian Krone/Euro	Deutsche Bank	NOK	710,000	EUR	83,148	121,775	129,052	7,277
Norwegian Krone/Euro	UBS Warburg	NOK	550,000	EUR	64,325	97,160	102,777	5,617
Norwegian Krone/Euro	UBS Warburg	NOK	180,000	EUR	20,870	31,172	33,256	2,084
Norwegian Krone/Euro	UBS Warburg	NOK	389,900	EUR	46,788	64,151	66,312	2,160
Norwegian Krone/Euro	Deutsche Bank	NOK	779,000	EUR	93,622	127,594	131,712	4,118
Norwegian Krone/Euro	UBS Warburg	NOK	545,000	EUR	65,509	89,267	92,135	2,868
Polish Zloty/Euro	Deutsche Bank	PLN	700,000	EUR	163,098	245,571	263,724	18,153
Polish Zloty/Euro	Deutsche Bank	PLN	233,000	EUR	55,922	75,849	79,100	3,251
Polish Zloty/Euro	Barclays Bank	PLN	233,000	EUR	55,611	75,580	79,248	3,668
Polish Zloty/Euro	Deutsche Bank	PLN	233,000	EUR	56,103	76,831	79,808	2,977
Polish Zloty/Euro	Morgan Stanley	PLN	91,000	EUR	21,423	26,914	28,538	1,624
Swedish Krona/Euro	Deutsche Bank	SEK	4,380,000	EUR	423,327	620,852	693,693	72,841
Swedish Krona/Euro	Deutsche Bank	SEK	5,900,000	EUR	636,805	863,245	863,346	101

								$146,715

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Franklin Templeton Founding Strategy Plus Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Argentina	0.2%
Australia	3.0%
Bermuda	0.1%
Brazil	1.3%
Canada	0.5%
China	0.1%
Denmark	0.4%
Egypt	1.2%
France	2.9%
Germany	2.5%
Hong Kong	0.5%
Hungary	0.3%
India	0.2%
Indonesia	1.6%
Iraq	0.2%
Ireland	1.0%
Isle of Man	0.1%
Israel	0.8%
Italy	0.6%
Japan	0.9%
Lithuania	0.3%
Luxembourg	0.1%
Malaysia	2.0%
Mexico	1.2%
Netherlands	0.8%
New Zealand	0.0%
Norway	2.3%
Poland	1.0%
Qatar	0.2%
Russian Federation	0.8%
Singapore	0.6%
South Africa	0.3%
South Korea	4.4%
Spain	0.7%
Sweden	1.4%
Switzerland	3.8%
Taiwan	0.2%
Turkey	0.1%
United Arab Emirates	0.2%
United Kingdom	5.8%
United States	55.3%
Venezuela	0.0%
Vietnam	0.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (101.7%):
Aerospace & Defense (2.7%):
1,020	Boeing Co. (The)	$67,871
320	Goodrich Corp.	23,594
1,020	Honeywell International, Inc.	44,819
850	Raytheon Co.	38,853
1,410	United Technologies Corp.	100,434

		275,571

Air Freight & Logistics (1.2%):
1,760	United Parcel Service, Inc., Class B	117,374

Airlines (0.0%):
200	AMR Corp.*	1,254

Auto Components (0.1%):
350	Cooper Tire & Rubber Co.	6,870

Automobiles (0.2%):
1,720	Ford Motor Co.*	21,053

Beverages (2.6%):
2,370	Coca-Cola Co. (The)	138,693
1,910	PepsiCo, Inc.	126,900

		265,593

Biotechnology (1.0%):
990	Amgen, Inc.*	54,559
310	Biogen, Inc.*	17,397
40	Cephalon, Inc.*	2,498
640	Gilead Sciences, Inc.*	22,790
150	Human Genome Sciences, Inc.*	4,469
650	PDL BioPharma, Inc.	3,419

		105,132

Capital Markets (2.4%):
2,100	Charles Schwab Corp.	29,190
780	Eaton Vance Corp.	22,651
520	Goldman Sachs Group, Inc.	75,182
1,410	Legg Mason, Inc.	42,737
2,230	Morgan Stanley	55,036
150	TD AMERITRADE Holding Corp.*	2,423
420	Waddell & Reed Financial, Inc., Class A	11,491

		238,710

Chemicals (2.4%):
2,370	Dow Chemical Co. (The)	65,080
1,980	E.I. du Pont de Nemours & Co.	88,347
490	Eastman Chemical Co.	36,260
170	Lubrizol Corp.	18,015
90	Monsanto Co.	4,314
850	Olin Corp.	17,136
680	RPM International, Inc.	13,546

		242,698

Commercial Banks (2.6%):
340	Associated Banc-Corp.	4,485
260	FirstMerit Corp.	4,763
380	Old National Bancorp	3,990
20	Toronto-Dominion Bank	1,445
3,030	U.S. Bancorp	65,508
7,090	Wells Fargo & Co.	178,172

		258,363

Commercial Services & Supplies (0.7%):
650	Avery Dennison Corp.	24,128
210	Deluxe Corp.	4,017
520	R.R. Donnelley & Sons Co.	8,819
1,070	Waste Management, Inc.	38,242

		75,206

Communications Equipment (2.3%):
4,820	Cisco Systems, Inc.*	105,558
3,110	Motorola, Inc.*	26,528
70	Plantronics, Inc.	2,365
2,060	QUALCOMM, Inc.	92,947

		227,398

Computers & Peripherals (5.4%):
940	Apple Computer, Inc.*	266,725
1,030	Dell, Inc.*	13,349
2,440	Hewlett-Packard Co.	102,651
1,170	International Business Machines Corp.	156,943

		539,668

Consumer Finance (0.4%):
480	American Express Co.	20,174
1,210	Discover Financial Services	20,183

		40,357

Containers & Packaging (0.1%):
250	Sonoco Products Co.	8,360

Distributors (0.3%):
590	Genuine Parts Co.	26,308

Diversified Financial Services (4.2%):
7,420	Bank of America Corp.	97,276
17,650	Citigroup, Inc.*	68,835
160	CME Group, Inc.	41,672
5,410	JPMorgan Chase & Co.	205,959
360	NYSE Euronext	10,285

		424,027

Diversified Telecommunication Services (4.0%):
8,170	AT&T, Inc.	233,662
400	Clearwire Corp., Class A*	3,236
2,754	Frontier Communications Corp.	22,500
4,350	Verizon Communications, Inc.	141,767

		401,165

Electric Utilities (1.7%):
4,340	Duke Energy Corp.	76,861
170	Hawaiian Electric Industries, Inc.	3,832
2,170	Pepco Holdings, Inc.	40,362
1,240	Progress Energy, Inc.	55,081

		176,136

Electrical Equipment (0.9%):
1,400	Emerson Electric Co.	73,724
20	First Solar, Inc.*	2,947
300	Hubbell, Inc., Class B	15,225

		91,896

Electronic Equipment, Instruments & Components (0.7%):
2,340	Corning, Inc.	42,775
580	Tyco Electronics, Ltd.	16,948
280	Tyco International, Ltd.	10,284

		70,007

Energy Equipment & Services (2.3%):
470	Baker Hughes, Inc.	20,022
130	CARBO Ceramics, Inc.	10,530
40	Diamond Offshore Drilling, Inc.	2,711
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services, continued
1,600	Halliburton Co.	$52,912
1,030	Patterson-UTI Energy, Inc.	17,592
1,876	Schlumberger, Ltd.	115,580
260	Tidewater, Inc.	11,651

		230,998

Food & Staples Retailing (1.9%):
1,720	CVS Caremark Corp.	54,128
840	Supervalu, Inc.	9,685
120	Tim Hortons, Inc.	4,369
2,370	Wal-Mart Stores, Inc.	126,843

		195,025

Food Products (1.4%):
1,680	ConAgra Foods, Inc.	36,859
2,540	Kraft Foods, Inc., Class A	78,385
1,540	Sara Lee Corp.	20,682

		135,926

Gas Utilities (0.6%):
390	National Fuel Gas Co.	20,206
190	NICOR, Inc.	8,706
520	ONEOK, Inc.	23,421
290	WGL Holdings, Inc.	10,956

		63,289

Health Care Equipment & Supplies (1.2%):
880	Baxter International, Inc.	41,985
1,080	Boston Scientific Corp.*	6,621
190	Covidien plc	7,636
80	Intuitive Surgical, Inc.*	22,699
1,240	Medtronic, Inc.	41,639

		120,580

Health Care Providers & Services (1.8%):
1,140	Aetna, Inc.	36,035
420	Coventry Health Care, Inc.*	9,043
670	Medco Health Solutions, Inc.*	34,880
1,700	UnitedHealth Group, Inc.	59,687
250	Universal Health Services, Inc., Class B	9,715
540	WellPoint, Inc.*	30,586

		179,946

Health Care Technology (0.0%):
70	Quality Systems, Inc.	4,642

Hotels, Restaurants & Leisure (1.5%):
1,470	International Game Technology	21,241
1,600	McDonald’s Corp.	119,216
590	Wendy’s/Arby’s Group, Inc.	2,673
40	Wynn Resorts, Ltd.	3,471

		146,601

Household Durables (0.9%):
1,190	Leggett & Platt, Inc.	27,084
1,290	Newell Rubbermaid, Inc.	22,975
450	Tupperware Brands Corp.	20,592
210	Whirlpool Corp.	17,002

		87,653

Household Products (2.0%):
490	Colgate-Palmolive Co.	37,661
390	Kimberly-Clark Corp.	25,370
2,330	Procter & Gamble Co. (The)	139,730

		202,761

Industrial Conglomerates (2.5%):
780	3M Co.	67,634
11,180	General Electric Co.	181,675

		249,309

Insurance (2.5%):
240	AEGON NV, New York Shares*	1,438
320	AFLAC, Inc.	16,547
1,430	Allstate Corp. (The)	45,116
330	American International Group, Inc.*	12,903
230	Aon Corp.	8,995
640	Arthur J. Gallagher & Co.	16,877
910	Fidelity National Financial, Inc., Class A	14,296
950	Lincoln National Corp.	22,724
770	Marsh & McLennan Cos., Inc.	18,572
220	Mercury General Corp.	8,991
1,090	Old Republic International Corp.	15,097
310	Principal Financial Group, Inc.	8,035
530	Travelers Cos., Inc. (The)	27,613
110	Unitrin, Inc.	2,683
1,610	XL Group plc	34,873

		254,760

Internet & Catalog Retail (0.7%):
470	Amazon.com, Inc.*	73,818

Internet Software & Services (2.1%):
510	Akamai Technologies, Inc.*	25,592
60	Baidu, Inc., SP ADR*	6,157
1,580	eBay, Inc.*	38,552
240	Google, Inc., Class A*	126,189
440	VeriSign, Inc.*	13,966

		210,456

IT Services (2.2%):
1,430	Automatic Data Processing, Inc.	60,103
350	Broadridge Financial Solutions, Inc.	8,005
750	Cognizant Technology Solutions Corp., Class A*	48,352
530	Fidelity National Information Services, Inc.	14,379
70	Lender Processing Services, Inc.	2,326
1,650	Paychex, Inc.	45,359
220	Visa, Inc., Class A	16,337
1,790	Western Union Co.	31,629

		226,490

Leisure Equipment & Products (0.4%):
850	Eastman Kodak Co.*	3,570
1,590	Mattel, Inc.	37,301

		40,871

Machinery (3.6%):
490	Caterpillar, Inc.	38,553
800	Cummins, Inc.	72,464
780	Deere & Co.	54,428
610	Eaton Corp.	50,319
430	Parker Hannifin Corp.	30,126
240	Pentair, Inc.	8,071
230	Snap-On, Inc.	10,697
360	Spx Corp.	22,781
980	Stanley Black & Decker, Inc.	60,055
410	Timken Co.	15,728

		363,222

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media (2.5%):
160	AOL, Inc.*	$3,960
1,430	News Corp., Class B	21,536
720	Omnicom Group, Inc.	28,426
1,870	Time Warner, Inc.	57,315
490	Time Warner, Inc.	26,455
150	Virgin Media, Inc.	3,453
3,400	Walt Disney Co. (The)	112,574

		253,719

Metals & Mining (1.1%):
3,000	Alcoa, Inc.	36,330
280	Companhia Siderurgica Nacional SA, SP ADR	4,948
140	Freeport-McMoRan Copper & Gold, Inc.	11,955
890	Gerdau SA, SP ADR	12,113
570	Nucor Corp.	21,774
390	Southern Copper Corp.	13,697
150	Steel Dynamics, Inc.	2,116
250	Worthington Industries, Inc.	3,757

		106,690

Multi-Utilities (2.1%):
1,560	Ameren Corp.	44,304
490	Centerpoint Energy, Inc.	7,703
1,200	Consolidated Edison, Inc.	57,864
650	Integrys Energy Group, Inc.	33,839
280	OGE Energy Corp.	11,164
1,640	Public Service Enterprise Group, Inc.	54,251

		209,125

Multiline Retail (0.9%):
970	J.C. Penney Co., Inc.	26,365
1,560	Macy’s, Inc.	36,020
810	Nordstrom, Inc.	30,132
10	Sears Holdings Corp.*	721

		93,238

Oil, Gas & Consumable Fuels (8.9%):
150	Acergy SA, SP ADR	2,768
1,700	Chesapeake Energy Corp.	38,505
2,720	Chevron Corp.	220,456
130	CNOOC, Ltd., ADR	25,259
2,160	ConocoPhillips	124,049
420	Consol Energy, Inc.	15,523
5,150	Exxon Mobil Corp.	318,218
1,370	Occidental Petroleum Corp.	107,271
900	Southwestern Energy Co.*	30,096
270	Statoil ASA, SP ADR	5,665
80	Total SA, SP ADR	4,128

		891,938

Paper & Forest Products (0.4%):
1,470	MeadWestvaco Corp.	35,839

Personal Products (0.3%):
980	Avon Products, Inc.	31,468

Pharmaceuticals (7.1%):
2,230	Abbott Laboratories	116,495
260	Bristol-Myers Squibb Co.	7,049
530	Eli Lilly & Co.	19,361
430	GlaxoSmithKline plc, SP ADR	16,994
3,190	Johnson & Johnson Co.	197,652
4,340	Merck & Co., Inc.	159,755
11,630	Pfizer, Inc.	199,687
50	Teva Pharmaceutical Industries, Ltd., SP ADR	2,638

		719,631

Professional Services (0.1%):
140	Dun & Bradstreet Corp.	10,380

Real Estate Investment Trusts (REITs) (1.9%):
1,020	Annaly Capital Management, Inc.	17,952
2,220	Duke Realty Corp.	25,730
270	Healthcare Realty Trust, Inc.	6,315
1,500	Liberty Property Trust	47,850
900	Mack-Cali Realty Corp.	29,439
1,160	Nationwide Health Properties, Inc.	44,857
930	Senior Housing Properties Trust	21,855

		193,998

Road & Rail (0.6%):
1,020	CSX Corp.	56,426

Semiconductors & Semiconductor Equipment (2.6%):
1,490	Advanced Micro Devices, Inc.*	10,594
150	Altera Corp.	4,524
590	Analog Devices, Inc.	18,514
360	Applied Materials, Inc.	4,205
5,930	Intel Corp.	114,034
650	Linear Technology Corp.	19,974
150	Maxim Integrated Products, Inc.	2,777
710	Microchip Technology, Inc.	22,329
1,030	National Semiconductor Corp.	13,153
790	NVIDIA Corp.*	9,227
1,140	Texas Instruments, Inc.	30,940
410	Xilinx, Inc.	10,910

		261,181

Software (4.3%):
1,200	Activision Blizzard, Inc.	12,984
770	Adobe Systems, Inc.*	20,136
560	Autodesk, Inc.*	17,903
9,660	Microsoft Corp.	236,573
4,880	Oracle Corp.	131,028
740	Symantec Corp.*	11,226

		429,850

Specialty Retail (2.8%):
400	Abercrombie & Fitch Co., Class A	15,728
880	American Eagle Outfitters, Inc.	13,165
630	Best Buy Co., Inc.	25,723
400	Foot Locker, Inc.	5,812
560	Gap, Inc. (The)	10,438
2,780	Home Depot, Inc.	88,070
1,110	Limited Brands, Inc.	29,726
1,830	Lowe’s Cos., Inc.	40,791
920	RadioShack Corp.	19,624
660	Tiffany & Co.	31,013
120	TJX Cos., Inc.	5,356

		285,446

Thrifts & Mortgage Finance (0.4%):
130	Capitol Federal Financial	3,211
2,000	New York Community Bancorp, Inc.	32,500

		35,711

Tobacco (2.0%):
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Gateway Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Tobacco, continued
3,000	Altria Group, Inc.	$72,060
1,860	Philip Morris International, Inc.	104,197
360	Reynolds American, Inc.	21,380
410	Vector Group, Ltd.	7,658

		205,295

Trading Companies & Distributors (0.1%):
280	GATX Corp.	8,210

Wireless Telecommunication Services (0.1%):
550	Vodafone Group plc, SP ADR	13,645

Total Common Stocks (Cost $10,553,318)		10,241,283

Options (0.8%):
16	S&P 500 Index (Put Option), Strike @ 1,000.00 Exp. 10/18/10	1,320
9	S&P 500 Index (Put Option), Strike @ 1,025.00 Exp. 10/18/10	1,080
14	S&P 500 Index (Put Option), Strike @ 1,000.00 Exp. 11/22/10	9,450
11	S&P 500 Index (Put Option), Strike @ 1,025.00 Exp. 11/22/10	10,450
11	S&P 500 Index (Put Option), Strike @ 1,050.00 Exp. 11/22/10	13,750
12	S&P 500 Index (Put Option), Strike @ 1,000.00 Exp. 12/20/10	17,400
15	S&P 500 Index (Put Option), Strike @ 1,025.00 Exp. 12/20/10	26,775

Total Options (Cost $188,215)		80,225

Investment Company (6.6%):
666,012	Dreyfus Treasury Prime Cash Management, 0.00%(a)	666,012

Total Investment Company (Cost $666,012)		666,012

Total Investment Securities (Cost $11,407,545)(b)—109.1%		10,987,520
Net other assets (liabilities) — (9.1)%		(915,350)

Net Assets — 100.0%		$10,072,170

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at time of purchase.

(b)	Cost for federal income tax purposes is $11,440,324. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$281,143
Unrealized depreciation	(733,947)

Net unrealized appreciation/(depreciation)	(452,804)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Brazil	0.2%
Canada	0.0%
Cayman Islands	0.1%
China	0.2%
France	0.0%
Ireland	0.4%
Israel	0.0%
Luxembourg	0.0%
Netherlands	1.1%
Norway	0.1%
Switzerland	0.2%
United Kingdom	0.3%
United States	97.4%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.7%):
Aerospace & Defense (0.7%):
93,549	BAE Systems plc	$503,498
32,708	Cobham plc	118,824
694	Elbit Systems, Ltd.	37,062
11,110	European Aeronautic Defence & Space Co. NV*	277,802
11,179	Finmeccanica SpA	132,873
51,313	Rolls-Royce Group plc	487,036
4,673	Safran SA	131,650
47,000	Singapore Technologies Engineering, Ltd.	120,296
2,388	Thales SA	87,319

		1,896,360

Air Freight & Logistics (0.3%):
22,967	Deutsche Post AG	419,064
10,410	TNT NV	280,068
18,214	Toll Holdings, Ltd.	116,165
11,100	YAMATO HOLDINGS Co., Ltd.	134,596

		949,893

Airlines (0.3%):
3,526	Air France-KLM*	54,052
22,000	All Nippon Airways Co., Ltd.*	81,455
17,294	British Airways plc*	65,931
33,000	Cathay Pacific Airways, Ltd.	89,535
6,497	Deutsche Lufthansa AG, Registered Shares*	119,386
13,051	Iberia Lineas Aereas de Espana SA*	50,350
32,870	Qantas Airways, Ltd.*	88,620
1,400	Ryanair Holdings plc, SP ADR	43,134
15,000	Singapore Airlines, Ltd.	186,081

		778,544

Auto Components (0.7%):
5,400	AISIN SEIKI Co., Ltd.	168,502
17,600	BRIDGESTONE Corp.	321,453
3,991	Compagnie Generale DES Establissements Michelin SCA, Class B	304,542
1,315	Continental AG*	101,672
13,500	DENSO Corp.	400,149
3,000	Koito Manufacturing Co., Ltd.	46,019
5,000	NGK SPARK PLUG Co., Ltd.	67,067
4,000	NHK SPRING Co., Ltd.	33,191
3,000	NOK Corp.	52,184
3,151	Nokian Renkaat OYJ	108,364
6,770	Pirelli & C. SpA	55,135
3,800	Stanley Electric Co., Ltd.	60,721
5,100	Sumitomo Rubber Industries, Ltd.	49,990
1,900	TOYODA GOSEI Co., Ltd.	41,895
1,500	TOYOTA BOSHOKU Corp.	25,025
4,900	TOYOTA INDUSTRIES Corp.	131,160

		1,967,069

Automobiles (3.3%):
9,004	Bayerische Motoren Werke AG (BMW)	632,352
1,323	Bayerische Motoren Werke AG (BMW), Preferred Shares	61,381
5,000	DAIHATSU MOTOR Co., Ltd.	67,037
24,761	Daimler AG, Registered Shares*	1,569,955
20,908	Fiat SpA	323,385
17,000	Fuji Heavy Industries, Ltd.	108,622
45,400	Honda Motor Co.	1,615,356
32,000	ISUZU MOTORS, Ltd.	123,857
43,000	Mazda Motor Corp.	103,886
111,000	MITSUBISHI MOTORS Corp.*	145,142
68,800	NISSAN MOTOR Co., Ltd.	602,744
2,374	Porsche Automobil Holding SE, Preferred Shares	118,683
4,357	PSA Peugeot Citroen SA*	147,014
5,201	Renault SA*	268,606
9,100	SUZUKI MOTOR Corp.	191,463
75,900	Toyota Motor Corp.	2,721,099
853	Volkswagen AG	94,232
4,633	Volkswagen AG, Preferred Shares	560,322
7,200	Yamaha Motor Co., Ltd.*	108,012

		9,563,148

Beverages (2.0%):
19,806	Anheuser-Busch InBev NV	1,163,476
10,800	ASAHI BREWERIES, Ltd.	216,481
2,979	Carlsberg A/S, Class B	310,458
15,594	Coca-Cola Amatil, Ltd.	180,638
4,911	Coca-Cola Hellenic Bottling Co. SA	129,322
1,600	COCA-COLA WEST Co., Ltd.	26,993
68,436	Diageo plc	1,179,134
53,797	Foster’s Group, Ltd.	317,859
3,087	Heineken Holding NV	135,170
7,173	Heineken NV	372,819
1,300	ITO EN, Ltd.	21,377
23,000	Kirin Holdings Co., Ltd.	326,576
5,389	Pernod Ricard SA	450,796
25,959	SABMiller plc	830,445
7,000	SAPPORO HOLDINGS, Ltd.	32,855

		5,694,399

Biotechnology (0.2%):
2,829	Actelion, Ltd., Registered Shares*	113,427
15,924	CSL, Ltd.	508,560
4,117	Grifols SA	59,014

		681,001

Building Products (0.6%):
28,000	Asahi Glass Co., Ltd.	286,310
8,677	Assa Abloy AB, Class B	219,314
10,704	Compagnie de Saint-Gobain	477,202
6,600	DAIKIN INDUSTRIES, Ltd.	249,003
1,065	Geberit AG, Registered Shares	189,867
7,100	JS Group Corp.	139,477
16,000	Nippon Sheet Glass Co., Ltd.	34,972
7,000	TOTO, Ltd.	48,084

		1,644,229

Capital Markets (1.2%):
25,627	3i Group plc	115,547
45,300	Daiwa Securities Group, Inc.	183,041
16,967	Deutsche Bank AG, Registered Shares	927,314
5,493	GAM Holding, Ltd.	83,357
16,157	ICAP plc	109,712
12,490	Investec plc	99,906
12,491	Investor AB, B Shares	253,620
700	JAFCO Co., Ltd.	16,577
5,608	Julius Baer Group, Ltd.	204,468
9,535	Macquarie Group, Ltd.	334,921
46,840	Man Group plc	161,513
17,136	MAp Group	48,352
2,700	MATSUI SECURITIES Co., Ltd.	15,136
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Capital Markets, continued
12,559	Mediobanca SpA*	$116,974
14,000	Mizuho Securities Co., Ltd.	32,045
97,800	Nomura Holdings, Inc.	474,374
2,816	Ratos AB, B Shares	97,420
524	SBI Holdings, Inc.	65,894
3,053	Schroders plc	69,069

		3,409,240

Chemicals (3.1%):
7,740	Air Liquide SA	946,891
4,000	Air Water, Inc.	47,628
6,301	Akzo Nobel NV	389,775
34,000	ASAHI KASEI Corp.	187,830
25,195	BASF SE	1,600,068
7,000	DAICEL CHEMICAL INDUSTRIES, Ltd.	47,227
13,000	DENKI KAGAKU KOGYO KABUSHIKI KAISHA	56,062
230	Givaudan SA, Registered Shares	235,208
2,900	Hitachi Chemical Co., Ltd.	54,262
44,475	Incitec Pivot, Ltd.	154,293
12,175	Israel Chemicals, Ltd.	172,143
5,794	Johnson Matthey plc	160,463
4,900	JSR Corp.	83,666
3,996	K+S AG	239,740
8,000	KANEKA Corp.	48,120
6,000	KANSAI PAINT Co., Ltd.	51,188
4,211	Koninklijke DSM NV	216,025
9,800	KURARAY Co., Ltd.	124,066
4,675	Linde AG	611,545
5,102	Makhteshim-Agan Industries, Ltd.*	18,951
33,000	Mitsubishi Chemical Holdings Corp.	168,016
11,000	MITSUBISHI GAS CHEMICAL Co., Inc.	64,057
25,000	Mitsui Chemicals, Inc.	67,567
4,000	Nissan Chemical Industries, Ltd.	45,225
4,700	NITTO DENKO Corp.	184,374
1,240	Novozymes A/S, B Shares	157,718
9,863	Orica, Ltd.	245,039
11,400	Shin-Etsu Chemical Co., Ltd.	556,794
41,000	Showa Denko K.K.	78,811
54	Sika AG-BEARER	99,712
1,597	Solvay SA	170,507
44,000	SUMITOMO CHEMICALl Co., Ltd.	193,406
2,578	Syngenta AG	641,247
7,000	TAIYO NIPPON SANSO Corp.	59,685
25,000	TEIJIN, Ltd.	82,564
8,000	Tokuyama Corp.	40,722
40,000	TORAY INDUSTRIES, Inc.	222,869
13,000	TOSOH Corp.	35,133
25,000	Ube Industries, Ltd.	55,549
3,080	Umicore	133,217
434	Wacker Chemie AG	80,177
5,167	Yara International ASA	234,021

		9,061,561

Commercial Banks (13.5%):
9,000	77th Bank, Ltd. (The)	45,680
13,722	Alpha Bank AE*	85,710
16,000	AOZORA BANK, Ltd.	23,614
69,625	Australia & New Zealand Banking Group, Ltd.	1,593,218
15,489	Banca Carige SpA	36,084
60,570	Banca Monte dei Paschi di Siena SpA*	84,071
10,048	Banca Popolare di Milano Scarl	47,975
97,480	Banco Bilbao Vizcaya Argentaria SA	1,319,990
82,940	Banco Comercial Portugues SA	72,362
27,071	Banco de Sabadell SA	135,496
5,329	Banco de Valencia SA	30,332
14,770	Banco Espirito Santo SA	68,262
16,830	Banco Popolare Societa Cooperativa	100,550
23,098	Banco Popular Espanol SA	146,214
226,225	Banco Santander SA	2,865,897
28,379	Bank Hapoalim BM*	130,005
32,790	Bank Leumi Le-Israel*	152,467
15,745	Bank of Cyprus Public Co., Ltd.	79,160
42,400	Bank of East Asia, Ltd. (The)	179,529
9,000	Bank of Kyoto, Ltd. (The)	73,114
33,000	Bank of Yokohama, Ltd. (The)	154,493
8,052	Bankinter SA	55,884
314,023	Barclays plc	1,474,389
9,815	Bendigo and Adelaide Bank, Ltd.	86,783
26,056	BNP Paribas, Inc.	1,861,793
101,000	BOC Hong Kong Holdings, Ltd.	320,249
22,000	Chiba Bank, Ltd. (The)	128,599
5,000	Chugoku Bank, Ltd. (The)	60,810
27,000	Chuo Mitsui Trust Holdings, Inc.	89,763
19,733	Commerzbank AG*	164,605
42,599	Commonwealth Bank of Australia	2,106,409
25,173	Credit Agricole SA	395,438
12,292	Danske Bank A/S*	296,374
47,000	DBS Group Holdings, Ltd.	502,986
2,391	Deutsche Postbank AG*	81,475
15,274	Dexia SA*	67,178
26,501	DnB NOR ASA	361,471
8,952	EFG Eurobank Ergasias*	53,665
5,270	Erste Group Bank AG	211,325
21,000	Fukuoka Financial Group, Inc.	84,206
96,164	Governor & Co. of the Bank of Ireland (The)*	80,953
11,000	Gunma Bank, Ltd. (The)	57,691
11,000	Hachijuni Bank, Ltd. (The)	57,536
20,900	Hang Seng Bank, Ltd.	307,365
14,000	Hiroshima Bank, Ltd. (The)	57,046
37,000	Hokuhoku Financial Group, Inc.	67,923
481,222	HSBC Holdings plc	4,872,728
209,976	Intesa Sanpaolo	683,852
26,988	Intesa Sanpaolo	69,639
16,793	Israel Discount Bank*	33,401
7,000	Iyo Bank, Ltd. (The)	56,851
18,000	Joyo Bank, Ltd. (The)	78,508
4,368	KBC GROEP NV*	196,382
1,118,533	Lloyds Banking Group plc*	1,305,252
350,000	Mitsubishi UFJ Financial Group, Inc.	1,633,988
3,851	Mizrahi Tefahot Bank, Ltd.	35,717
548,719	Mizuho Financial Group, Inc.	797,111
46,000	Mizuho Trust & Banking Co., Ltd.*	38,613
58,136	National Australia Bank, Ltd.	1,423,580
16,511	National Bank of Greece SA*	160,660
24,137	Natixis*	138,492
17,000	NISHI-NIPPON CITY BANK, Ltd. (The)	48,747
88,463	Nordea Bank AB	923,518
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
68,000	Oversea-Chinese Banking Corp., Ltd.	$457,370
8,789	Piraeus Bank SA*	43,302
1,572	Raiffeisen International Bank-Holding AG	73,156
17,187	Resona Holdings, Inc.	154,463
467,775	Royal Bank of Scotland Group plc*	347,751
8,141	Sapporo Hokuyo Holdings, Inc.	37,713
19,904	Senshu Ikeda Holdings, Inc.	29,853
15	Seven Bank, Ltd.	26,871
30,000	Shinsei Bank, Ltd.	21,253
16,000	SHIZUOKA BANK, Ltd. (The)	137,843
39,530	Skandinaviska Enskilda Banken AB, Class A	293,823
17,153	Societe Generale	992,968
56,295	Standard Chartered plc	1,617,449
36,869	Sumitomo Mitsui Financial Group, Inc.	1,076,106
39,000	Sumitomo Trust & Banking Co., Ltd. (The)	195,733
6,000	Suruga Bank, Ltd.	52,916
16,120	Svenska Cellulosa AB, B Shares	245,714
13,272	Svenska Handelsbanken AB, A Shares	435,825
19,814	Swedbank AB, A Shares*	275,311
16,877	UBI Banca — Unione di Banche Italiane SCPA	163,846
368,009	UniCredit SpA	942,283
34,000	United Overseas Bank, Ltd.	473,412
81,786	Westpac Banking Corp.	1,836,531
5,000	Wing Hang Bank, Ltd.	59,891
6,000	Yamaguchi Financial Group, Inc.	56,657

		39,001,218

Commercial Services & Supplies (0.5%):
7,072	Aggreko plc	174,617
10,107	Babcock International Group plc	90,542
39,115	Brambles, Ltd.	237,603
16,000	DAI NIPPON PRINTING Co., Ltd.	195,804
38,528	G4S plc	154,151
600	Nissha Printing Co., Ltd.	13,638
5,800	SECOM Co., Ltd.	262,004
8,950	Securitas AB, B Shares	96,537
12,741	Serco Group plc	123,199
716	Societe BIC SA	57,494
15,000	TOPPAN PRINTING Co., Ltd.	117,635

		1,523,224

Communications Equipment (0.7%):
63,767	Alcatel-Lucent*	215,417
102,249	Nokia OYJ	1,028,084
82,138	Telefonaktiebolaget LM Ericsson, B Shares	902,912

		2,146,413

Computers & Peripherals (0.4%):
51,000	Fujitsu, Ltd.	358,913
5,152	Logitech International SA, Registered Shares*	89,882
72,000	NEC Corp.	191,526
3,400	Seiko Epson Corp.	51,670
111,000	Toshiba Corp.	538,600

		1,230,591

Construction & Engineering (0.7%):
3,907	ACS, Actividades de Construccion y Servicios SA	195,334
18,412	Balfour Beatty plc	77,486
6,485	Bouygues SA	278,550
4,000	Chiyoda Corp.	32,816
1,172	Eiffage SA	55,878
1,055	Fomento de Construcciones y Contratas SA	29,140
1,280	Hochtief AG	110,834
6,000	JGC Corp.	104,436
22,000	Kajima Corp.	52,986
4,000	Kinden Corp.	36,138
1,849	Koninklijke Boskalis Westminster NV	77,645
3,758	Leighton Holdings, Ltd.	120,058
17,000	OBAYASHI Corp.	67,621
15,000	SHIMIZU Corp.	55,538
11,275	Skanska AB, B Shares	207,311
29,000	TAISEI Corp.	59,827
12,066	Vinci SA	606,101

		2,167,699

Construction Materials (0.6%):
20,722	Boral, Ltd.	92,313
5,708	CIMPOR-Cimentos de Portugal SGPS SA	36,766
19,583	CRH plc	322,742
16,761	Fletcher Building, Ltd.	98,990
3,921	HeidelbergCement AG	189,773
6,802	Holcim, Ltd., Registered Shares	437,382
1,016	Imerys SA	61,027
12,151	James Hardie Industries SE*	65,757
5,478	Lafarge SA	314,354
20,000	Taiheiyo Cement Corp.*	23,488

		1,642,592

Consumer Finance (0.1%):
1,220	ACOM Co., Ltd.	18,504
1,900	AEON CREDIT SERVICE Co., Ltd.	20,500
4,300	Credit Saison Co., Ltd.	57,667
2,870	ORIX Corp.	219,866

		316,537

Containers & Packaging (0.1%):
33,668	Amcor, Ltd.	211,800
23,199	Rexam plc	111,989
4,200	TOYO SEIKAN KAISHA, Ltd.	75,887

		399,676

Distributors (0.2%):
1,400	Canon Marketing Japan, Inc.	19,305
3,000	Jardine Cycle & Carriage, Ltd.	89,863
62,000	Li & Fung, Ltd.	347,042

		456,210

Diversified Consumer Services (0.1%):
1,900	Benesse Holdings, Inc.	91,560
66,900	Sands China, Ltd.*	120,725

		212,285

Diversified Financial Services (2.2%):
4,799	ASX, Ltd.	151,039
74,028	BGP Holdings plc*	—
799	Compagnie Nationale a Portefeuille	41,681
30,877	Credit Suisse Group AG	1,322,735
22,265	Criteria Caixacorp SA	117,093
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Diversified Financial Services, continued
5,439	Deutsche Boerse AG	$363,375
857	Eurazeo	57,538
1,831	EXOR SpA	42,462
2,229	Groupe Bruxelles Lambert SA	185,560
28,300	Hong Kong Exchanges & Clearing, Ltd.	556,404
104,875	ING Groep NV*	1,082,997
5,828	Kinnevik Investment AB, Class B	123,629
3,806	London Stock Exchange Group plc	40,740
1,540	Mitsubishi UFJ Lease & Finance Co., Ltd.	54,276
671	Pargesa Holding SA	49,039
4,083	Pohjola Bank plc	49,617
38,563	Resolution, Ltd.	148,440
24,000	Singapore Exchange, Ltd.	164,941
99,521	UBS AG, Registered Shares*	1,693,177

		6,244,743

Diversified Telecommunication Services (3.6%):
4,120	Belgacom SA	160,815
49,829	Bezeq The Israeli Telecommunication Corp., Ltd.	124,485
210,537	BT Group plc	463,272
77,725	Deutsche Telekom AG	1,063,868
3,662	Elisa OYJ	83,984
50,842	France Telecom SA	1,099,997
6,975	Hellenic Telecommunications Organization SA	50,080
465	Iliad SA	48,514
12,074	Inmarsat plc	125,902
44,214	Koninklijke KPN NV	684,363
14,376	Nippon Telegraph and Telephone Corp.	626,347
94,000	PCCW, Ltd.	33,995
16,367	Portugal Telecom SGPS SA, Registered Shares	218,026
221,000	Singapore Telecommunications, Ltd.	527,485
643	Swisscom AG, Registered Shares	259,647
8,462	Tele2 AB, B Shares	177,858
53,100	Telecom Corp. of New Zealand, Ltd.	79,214
254,555	Telecom Italia SpA	355,282
163,514	Telecom Italia SpA	184,600
113,096	Telefonica SA	2,805,366
8,983	Telekom Austria AG	135,023
22,398	Telenor ASA	351,301
62,240	TeliaSonera AB	503,669
118,255	Telstra Corp., Ltd.	299,394

		10,462,487

Electric Utilities (3.4%):
717	Acciona SA	60,722
14,000	Cheung Kong Infrastructure Holdings, Ltd.	55,543
17,900	Chubu Electric Power Co., Inc.	442,705
8,000	Chugoku Electric Power Co., Inc. (The)	157,874
52,000	CLP Holdings, Ltd.	415,207
8,563	Contact Energy, Ltd.	35,527
49,433	E.ON AG	1,460,209
48,152	EDP — Energias de Portugal SA	164,901
6,778	EDP Renovaveis SA*	38,384
6,989	Electricite de France	301,635
180,220	Enel SpA	961,966
11,998	Fortum OYJ	314,236
34,135	GDF Suez	1,225,675
5,200	Hokkaido Electric Power Co., Inc.	103,602
4,900	Hokuriku Electric Power Co.	111,953
39,000	Hongkong Electric Holdings, Ltd.	237,084
110,359	Iberdrola SA	850,333
20,600	Kansai Electric Power Co., Inc. (The)	500,490
10,500	Kyushu Electric Power Co., Inc.	239,915
2,111	Oesterreichische Elektrizitaetswirtschafts AG, Class A	75,729
3,335	Public Power Corp. SA	51,922
3,053	Red Electrica Corporacion SA	143,761
25,037	Scottish & Southern Energy plc	439,855
4,900	Shikoku Electric Power Co., Inc.	140,686
41,614	SP AusNet	34,657
35,893	Terna — Rete Elettrica Nationale SpA	152,615
11,800	Tohoku Electric Power Co., Inc.	261,133
33,400	Tokyo Electric Power Co., Inc. (The)	815,104

		9,793,423

Electrical Equipment (1.4%):
60,572	ABB, Ltd.	1,278,420
5,588	Alstom SA	285,870
14,000	FUJI ELECTTRIC HOLDINGS Co., Ltd.	36,849
17,000	Furukawa Electric Co., Ltd. (The)	64,149
5,504	Gamesa Corporacion Tecnologica SA	38,489
11,000	GS Yuasa Corp.	77,380
3,738	Legrand SA	126,478
53,000	Mitsubishi Electric Corp.	457,246
11,000	Panasonic Electric Works Co., Ltd.	146,071
4,830	Prysmian SpA	88,400
14,999	Renewable Energy Corp. A/S*	50,905
6,654	Schneider Electric SA	845,359
20,700	Sumitomo Electric Industries, Ltd.	253,132
2,800	Ushio, Inc.	47,258
5,758	Vestas Wind Systems A/S*	216,779

		4,012,785

Electronic Equipment, Instruments & Components (1.2%):
6,600	Citizen Holdings Co., Ltd.	39,735
66,144	Foxconn International Holdings, Ltd.*	48,474
12,800	Fujifilm Holdings Corp.	425,179
1,800	Hamamatsu Photonics K.K.	58,847
900	HIROSE ELECTRIC Co., Ltd.	90,840
2,100	Hitachi High-Technologies Corp.	38,841
125,100	Hitachi, Ltd.	547,652
12,200	HOYA Corp.	298,227
3,500	IBIDEN Co., Ltd.	89,118
1,100	Keyence Corp.	239,956
4,500	KYOCERA Corp.	427,604
700	MABUCHI MOTOR Co., Ltd.	35,797
2,500	Mitsumi Electric Co., Ltd.	38,477
5,600	Murata Manufacturing Co., Ltd.	295,289
3,000	Nidec Corp.	267,439
10,000	Nippon Electric Glass Co., Ltd.	136,768
5,700	Omron Corp.	129,844
7,000	Shimadzu Corp.	53,848
3,500	TDK Corp.	195,874
6,000	YASKAWA ELECTRIC Corp.	48,527
6,700	YOKOGAWA ELECTRIC Corp.	45,601

		3,551,937

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Energy Equipment & Services (0.6%):
4,628	Aker Solutions ASA	$67,187
8,894	AMEC plc	137,961
3,968	Compagnie Generale de Geophysique-Veritas*	87,446
1,844	Fugro NV	121,326
7,166	Petrofac, Ltd.	154,671
7,227	Saipem SpA	290,106
4,429	SBM Offshore NV	84,064
7,693	Seadrill, Ltd.	223,135
2,757	Technip-Coflexip SA	222,425
12,819	Tenaris SA	246,156
5,179	WorleyParsons, Ltd.	111,354

		1,745,831

Food & Staples Retailing (2.5%):
16,800	AEON Co., Ltd.	180,636
16,376	Carrefour SA	881,878
1,528	Casino Guichard-Perrachon SA	140,130
435	Colruyt SA	114,965
2,796	Delhaize Group	202,696
1,900	FamilyMart Co., Ltd.	68,207
32,431	J Sainsbury plc	198,977
5,755	Jeronimo Martins SGPS SA	77,054
1,887	Kesko OYJ, B Shares	88,516
32,304	Koninklijke Ahold NV	435,601
1,600	LAWSON, Inc.	73,331
21,354	Metcash, Ltd.	90,112
3,670	Metro AG	239,993
34,000	Olam International, Ltd.	84,243
20,900	Seven & I Holdings Co., Ltd.	490,675
220,120	Tesco plc	1,466,683
5,100	UNY Co., Ltd.	40,469
27,503	Wesfarmers, Ltd.	874,114
4,093	Wesfarmers, Ltd., Price Protected Shares	131,029
57,973	William Morrison Supermarkets plc	269,379
33,971	Woolworths, Ltd.	947,417

		7,096,105

Food Products (3.5%):
18,000	Ajinomoto Co., Inc.	176,366
2,392	Aryzta AG	104,493
9,780	Associated British Foods plc	161,224
74,200	Cable & Wireless Worldwide	85,622
15,966	Danone SA	956,040
185,382	Golden Agri-Resources, Ltd.	80,296
37,236	Goodman Fielder, Ltd.	46,996
4,000	KIKKOMAN Corp.	44,221
25	Lindt & Spruengli AG	59,965
3	Lindt & Spruengli AG, Registered Shares	83,844
1,826	MEIJI HOLDINGS Co., Ltd.	86,080
95,274	Nestle SA	5,079,035
5,000	Nippon Meat Packers, Inc.	61,343
5,000	Nisshin Seifun Group, Inc.	65,853
1,900	Nissin Foods Holdings Co., Ltd.	68,693
48,224	Parmalat SpA	123,866
1,826	Suedzucker AG	40,934
3,000	Toyo Suisan Kaisha, Ltd.	61,926
44,602	Unilever NV	1,336,197
34,969	Unilever plc	1,013,075
53,000	Wilmar International, Ltd.	242,095
2,600	YAKULT HONSHA Co., Ltd.	80,414
3,000	Yamazaki Baking Co., Ltd.	36,611

		10,095,189

Gas Utilities (0.4%):
4,904	Enagas	99,512
6,096	Gas Natural SDG SA	90,766
119,400	Hong Kong & China Gas Co., Ltd.	302,254
54,000	Osaka Gas Co., Ltd.	194,849
39,022	Snam Rete Gas SpA	197,765
11,000	TOHO GAS Co., Ltd.	54,436
71,000	Tokyo Gas Co., Ltd.	322,419

		1,262,001

Health Care Equipment & Supplies (0.7%):
321	bioMerieux SA	33,276
1,531	Cochlear, Ltd.	104,008
638	Coloplast A/S, Class B	76,116
5,530	Essilor International SA Cie Generale d’Optique	380,626
808	Fresenius SE	65,178
2,240	Fresenius SE, Preferred Shares	180,716
5,627	Getinge AB, B Shares	131,630
3,597	Nobel Biocare Holding AG, Registered Shares	64,746
6,100	Olympus Co., Ltd.	160,249
23,985	Smith & Nephew plc	218,798
1,239	Sonova Holding AG, Registered Shares	151,414
232	Straumann Holding AG, Registered Shares	51,815
1,617	Synthes, Inc.	186,922
900	Sysmex Corp.	62,439
4,600	Terumo Corp.	244,773
685	William Demant Holding A/S*	50,415

		2,163,121

Health Care Providers & Services (0.2%):
1,000	Alfresa Holdings Corp.	42,658
1,998	Celesio AG	43,715
5,291	Fresenius Medical Care AG & Co. KGaA	326,747
4,300	Medipal Holdings Corp.	54,668
9,802	Sonic Healthcare, Ltd.	104,326
1,700	Suzuken Co., Ltd.	56,284

		628,398

Hotels, Restaurants & Leisure (0.9%):
4,072	Accor SA	148,628
11,695	Aristocrat Leisure, Ltd.	39,894
3,376	Autogrill SpA*	42,327
4,657	Carnival plc	183,160
52,060	Compass Group plc	434,060
12,831	Crown, Ltd.	104,028
3,768	Edenred*	74,637
167,757	Genting Singapore plc*	237,851
7,974	InterContinental Hotels Group plc	142,784
1,729	McDonald’s Holdings Co., Ltd.	41,641
6,086	OPAP SA	96,059
1,400	ORIENTAL LAND Co., Ltd.	130,590
36,000	Shangri-La Asia, Ltd.	81,707
13,871	Sky City Entertainment Group, Ltd.	28,772
2,522	Sodexo	163,960
16,394	TABCORP HOLDINGS, Ltd.	110,892
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
34,656	Tatts Group, Ltd.	$80,038
23,844	Thomas Cook Group plc	64,321
4,058	TUI AG*	49,925
15,941	Tui Travel plc	53,723
4,966	Whitbread plc	126,874
42,000	Wynn Macau, Ltd.*	72,485

		2,508,356

Household Durables (0.9%):
6,000	CASIO COMPUTER Co., Ltd.	44,599
6,477	Electrolux AB, Series B	159,740
11,447	Husqvarna AB, B Shares	84,918
3,000	Makita Corp.	95,357
54,300	Panasonic Corp.	736,774
900	Rinnai Corp.	52,965
51,000	Sanyo Electric Co., Ltd.*	84,033
12,000	Sekisui Chemical Co., Ltd.	72,771
16,000	Sekisui House, Ltd.	144,036
28,000	Sharp Corp.	278,807
27,500	Sony Corp.	850,804

		2,604,804

Household Products (0.6%):
3,657	Henkel AG & Co. KGaA	164,745
4,886	Henkel AG & Co. KGaA	263,012
15,000	Kao Corp.	366,201
16,766	Reckitt Benckiser Group plc	922,839
3,600	Unicharm Corp.	145,097

		1,861,894

Independent Power Producers & Energy Traders (0.2%):
3,200	Electric Power Development Co., Ltd.	96,239
22,563	Iberdrola Renovables SA	75,080
42,629	International Power plc	260,104
1,419	Ormat Industries, Ltd.	11,747

		443,170

Industrial Conglomerates (1.7%):
39,091	CSR, Ltd.	68,085
26,000	Fraser and Neave, Ltd.	128,754
32,000	Hankyu Hanshin Holdings, Inc.	153,881
59,000	Hutchison Whampoa, Ltd.	549,668
35,000	Keppel Corp., Ltd.	239,449
26,963	Koninklijke Philips Electronics NV	849,841
21,000	NWS Holdings, Ltd.	41,242
21,267	Orkla ASA	196,225
27,000	SembCorp Industries, Ltd.	89,475
22,653	Siemens AG	2,400,295
11,014	Smiths Group plc	211,176

		4,928,091

Insurance (3.9%):
5,423	Admiral Group plc	141,772
42,156	AEGON NV*	252,808
12,343	Allianz SE, Registered Shares	1,396,965
57,819	AMP, Ltd.	285,508
32,379	Assicurazioni Generali SpA	653,135
28,823	AXA Asia Pacific Holdings, Ltd.	143,160
46,931	AXA SA	823,969
1,359	Baloise Holding AG, Registered Shares	122,738
4,026	CNP Assurances	74,808
225	Dai-ichi Life Insurance Co., Ltd. (The)	271,788
2,212	Delta Lloyd NV	41,433
62,554	Fortis	179,230
1,662	Hannover Rueckversicherung AG, Registered Shares	76,579
59,031	Insurance Australia Group, Ltd.	208,688
162,225	Legal & General Group plc	264,258
20,340	Mapfre SA	61,999
6,950	Mediolanum SpA	30,869
14,711	MS&AD Insurance Group Holdings, Inc.	338,680
5,141	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	711,729
39,900	NKSJ Holdings, Inc.*	251,082
146,958	Old Mutual plc	320,680
69,187	Prudential plc	692,384
28,645	QBE Insurance Group, Ltd.	477,760
95,598	RSA Insurance Group plc	196,358
11,488	Sampo OYJ, A Shares	310,491
4,493	SCOR SE	107,416
24	Sony Financial Holdings, Inc.	78,170
60,225	Standard Life plc	218,864
35,601	Suncorp-Metway, Ltd.	309,621
885	Swiss Life Holding AG, Registered Shares	100,699
9,532	Swiss RE, Registered Shares	417,561
7,768	T&D Holdings, Inc.	162,347
19,700	Tokio Marine Holdings, Inc.	532,636
668	Tryg A/S	40,122
1,204	Vienna Insurance Group Weiner Staeditische Versicherung AG	64,748
4,039	Zurich Financial Services AG	947,608

		11,308,663

Internet & Catalog Retail (0.1%):
2,100	DeNA Co., Ltd.	66,153
21,973	Home Retail Group plc	71,155
203	Rakuten, Inc.	148,614

		285,922

Internet Software & Services (0.1%):
3,362	United Internet AG, Registered Shares	54,360
401	Yahoo! Japan Corp.	138,747

		193,107

IT Services (0.2%):
1,163	Atos Origin SA*	52,721
4,062	Cap Gemini SA	204,112
12,259	Computershare, Ltd.	116,229
2,477	Indra Sistemas SA	47,309
700	ITOCHU Techno-Solutions Corp.	22,803
2,700	Nomura Research Institute, Ltd.	50,761
34	NTT Data Corp.	107,781
190	Obic Co., Ltd.	35,982
400	OTSUKA Corp.	26,597

		664,295

Leisure Equipment & Products (0.2%):
5,100	Namco Bandai Holdings, Inc.	47,298
9,100	Nikon Corp.	169,391
1,400	Sankyo Co., Ltd.	74,239
5,200	Sega Sammy Holdings, Inc.	79,346
1,900	SHIMANO, Inc.	100,751
4,100	YAMAHA Corp.	47,715

		518,740

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services (0.1%):
1,260	Lonza Group AG, Registered Shares	$107,724
6,308	QIAGEN NV*	112,962

		220,686

Machinery (2.4%):
9,371	Alfa Laval AB	164,558
11,000	AMADA Co., Ltd.	75,584
18,764	Atlas Copco AB, A Shares	363,126
10,603	Atlas Copco AB, B Shares	186,799
27,000	Cosco Corp., Ltd.	36,324
5,300	Fanuc, Ltd.	672,357
4,339	GEA Group AG	108,167
5,257	Hexagon AB	112,983
8,000	Hino Motors, Ltd.	38,740
2,500	Hitachi Construction Machinery Co., Ltd.	54,221
37,000	IHI Corp.	71,114
22,135	Invensys plc	103,854
9,000	JAPAN STEEL WORKS, Ltd. (The)	84,966
5,600	JTEKT Corp.	51,730
38,000	Kawasaki Heavy Industries, Ltd.	108,157
26,300	Komatsu, Ltd.	612,470
4,403	Kone OYJ, B Shares	227,653
32,000	Kubota Corp.	293,754
3,100	Kurita Water Industries, Ltd.	86,072
2,883	MAN AG	315,193
3,586	Metso Corp. OYJ	164,726
9,000	MINEBEA Co., Ltd.	46,507
85,000	Mitsubishi Heavy Industries, Ltd.	314,268
21,000	Mitsui Engineering & Shipbuilding Co., Ltd.	47,662
7,000	NGK INSULATORS, Ltd.	116,048
12,000	NSK, Ltd.	81,623
13,000	NTN Corp.	56,228
28,060	Sandvik AB	431,015
8,815	Scania AB, B Shares	194,961
1,374	Schindler Holding AG	147,488
632	Schindler Holding AG, Registered Shares	67,608
22,000	SembCorp Marine, Ltd.	65,890
10,625	SKF AB, B Shares	244,780
1,500	SMC Corp.	198,334
14,000	SUMITOMO HEAVY INDUSTRIES, Ltd.	72,359
3,400	THK Co., Ltd.	63,901
3,037	Vallourec SA	302,176
30,260	Volvo AB, B Shares*	445,128
2,122	Wartsila Corp. OYJ	138,564
39,250	Yangzijiang Shipbuilding Holdings, Ltd.	52,636
3,905	Zardoya Otis SA	69,952

		7,089,676

Marine (0.4%):
37	A.P. Moller — Maersk A/S, Class B	307,554
15	A.P. Moller — Maersk A/S, Class A	121,265
18,000	Kawasaki Kisen Kaisha, Ltd.	67,926
1,448	Kuehne & Nagel International AG, Registered Shares	174,090
31,000	Mitsui O.S.K. Lines, Ltd.	195,471
21,500	Neptune Orient Lines, Ltd.*	32,385
44,000	Nippon Yusen Kabushiki Kaisha	180,721
6,000	Orient Overseas International, Ltd.	47,871

		1,127,283

Media (1.5%):
30,977	British Sky Broadcasting Group plc	343,290
4,777	DENTSU, Inc.	111,014
2,630	Eutelsat Communications	100,434
56,496	Fairfax Media, Ltd.	79,980
12	FUJI MEDIA HOLDINGS, Inc.	15,285
2,443	Gestevision Telecinco SA	26,878
590	Hakuhodo DY Holdings, Inc.	28,609
98,723	ITV plc*	92,469
1,706	JC Decaux SA*	45,059
67	Jupiter Telecommunications Co., Ltd.	72,253
3,386	Lagardere S.C.A.	132,427
1,650	M6 Metropole Television	38,852
19,474	Mediaset SpA	138,116
1,333	Modern Times Group MTG AB, B Shares	99,416
3,184	PagesJaunes Groupe SA	33,351
22,100	Pearson plc	342,281
3,548	Publicis Groupe	168,725
18,613	Reed Elsevier NV	235,051
34,005	Reed Elsevier plc	287,800
2,142	Sanoma OYJ	45,309
8,198	SES	197,160
39,000	Singapore Press Holdings, Ltd.	126,187
3,058	Societe Television Francaise 1	47,639
8,000	Television Broadcasts, Ltd.	45,542
3,200	TOHO Co., Ltd.	51,495
33,427	Vivendi	916,283
8,371	Wolters Kluwer NV	176,099
34,062	WPP plc	377,159

		4,374,163

Metals & Mining (6.2%):
2,671	Acerinox SA	47,614
66,853	Alumina, Ltd.	116,932
36,149	Anglo American plc	1,438,299
10,821	Antofagasta plc	210,661
23,450	ArcelorMittal	776,018
76,009	Aviva plc	477,199
60,709	BHP Billiton plc	1,938,177
92,298	BHP Billiton, Ltd.	3,518,099
50,987	BlueScope Steel, Ltd.	107,981
7,274	Boliden AB	110,512
7,000	Daido Steel Co., Ltd.	34,125
6,000	Dowa Holdings Co., Ltd.	35,732
162	Eramet	48,024
7,039	Eurasian Natural Resource Corp.	101,809
34,813	Fortescue Metals Group, Ltd.*	175,652
4,816	Fresnillo plc	94,108
5,000	Hitachi Metals, Ltd.	59,033
12,800	JFE Holdings, Inc.	392,585
5,594	Kazakhmys plc	127,964
69,000	Kobe Steel, Ltd.	162,413
4,677	Lonmin plc*	122,846
1,400	Maruichi Steel Tube, Ltd.	26,840
32,000	MITSUBISHI MATERIALS Corp.*	92,281
15,000	Mitsui Mining & Smelting Co., Ltd.	42,963
20,889	Newcrest Mining, Ltd.	800,751
141,000	Nippon Steel Corp.	480,859
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Metals & Mining, continued
17,000	Nisshin Steel Co., Ltd.	$30,435
25,225	Norsk Hydro ASA	152,510
36,116	OneSteel, Ltd.	102,259
3,532	Outokumpu OYJ	70,312
85,491	OZ Minerals, Ltd.	120,202
2,481	Randgold Resources, Ltd.	250,718
2,378	Rautaruukki OYJ	49,181
39,849	Rio Tinto plc	2,339,597
11,915	Rio Tinto, Ltd.	883,931
1,109	Salzgitter AG	72,441
4,175	Sims Metal Management, Ltd.	70,910
5,102	SSAB AB, A Shares	81,498
2,027	SSAB AB, Series B	28,527
14,000	Sumitomo Metal & Mining Co., Ltd.	214,356
94,000	Sumitomo Metal Industries, Ltd.	238,274
9,371	ThyssenKrupp AG	307,109
2,700	TOKYO STEEL MANUFACTURING Co., Ltd.	31,934
3,316	Vedanta Resources plc	113,023
3,032	Voestalpine AG	111,876
56,149	Xstrata plc	1,078,083
1,200	YAMATO KOGYO Co., Ltd.	29,139

		17,915,792

Multi-Utilities (1.1%):
32,718	A2A SpA	50,198
12,373	AGL Energy, Ltd.	193,331
140,548	Centrica plc	714,497
94,677	National Grid plc	803,588
11,445	RWE AG	773,647
7,148	Suez Environnement SA	132,273
18,315	United Utilities Group plc	164,928
9,392	Veolia Environnement	247,507

		3,079,969

Multiline Retail (0.4%):
13,893	Harvey Norman Holdings, Ltd.	50,613
10,200	Isetan Mitsukoshi Holdings, Ltd.	106,180
14,000	J. FRONT RETAILING Co., Ltd.	65,226
17,366	Lifestyle International Holdings, Ltd.	42,887
43,272	Marks & Spencer plc	263,960
6,200	MARUI GROUP Co., Ltd.	46,546
5,333	Next plc	185,761
2,114	Pinault Printemps Redoute	342,089
7,000	Takashimaya Co., Ltd.	54,129

		1,157,391

Office Electronics (0.7%):
6,100	BROTHER INDUSTRIES, Ltd.	75,539
31,100	Canon, Inc.	1,454,616
13,000	KONICA MINOLTA HOLDINGS, Inc.	126,816
901	Neopost SA	67,071
18,000	Ricoh Co., Ltd.	254,656

		1,978,698

Oil, Gas & Consumable Fuels (6.7%):
92,669	BG Group plc	1,629,250
517,038	BP plc	3,534,234
39,027	Cairn Energy plc*	278,276
4,141	Caltex Australia, Ltd.	48,065
15,000	Cosmo Oil Co., Ltd.	39,088
123	Delek Group, Ltd.	34,313
1,551	Energy Resources of Australia, Ltd.	19,934
71,389	Eni SpA	1,541,091
6,116	Galp Energia SGPS SA, B Shares	105,714
600	Idemitsu Kosan Co., Ltd.	51,476
59	INPEX Corp.	277,836
65	Israel Corp., Ltd. (The)*	62,262
800	Japan Petroleum Exploration Co., Ltd.	30,202
62,470	JX Holdings, Inc.	363,067
3,695	Macarthur Coal, Ltd.	41,883
78,794	Mongolia Energy Corp., Ltd.*	32,703
3,689	Neste Oil OYJ	57,655
3,961	OMV AG	148,455
23,775	Origin Energy, Ltd.	364,558
2,480	Orion OYJ, Class B	49,536
19,907	Repsol YPF SA	513,754
97,386	Royal Dutch Shell plc, A Shares	2,932,714
73,893	Royal Dutch Shell plc, B Shares	2,156,856
23,189	Santos, Ltd.	287,414
4,900	SHOWA SHELL SEKIYU K.K.	37,459
30,393	StatoilHydro ASA	634,809
8,000	TonenGeneral Sekiyu K.K.	74,125
58,102	Total SA	2,996,542
24,046	Tullow Oil plc	481,621
14,807	Woodside Petroleum, Ltd.	627,856

		19,452,748

Paper & Forest Products (0.2%):
1,409	Holmen AB, B Shares	43,526
2,667	Nippon Paper Group, Inc.	66,849
23,000	Oji Paper Co., Ltd.	101,827
16,177	Stora Enso OYJ, R Shares	160,394
14,676	UPM-Kymmene OYJ	251,830

		624,426

Personal Products (0.4%):
2,755	Beiersdorf AG	168,559
6,540	L’Oreal SA	736,818
9,400	Shiseido Co., Ltd.	211,442

		1,116,819

Pharmaceuticals (7.0%):
12,200	Astellas Pharma, Inc.	441,445
39,633	AstraZeneca plc	2,011,928
22,718	Bayer AG	1,584,054
6,000	Chugai Pharmaceutical Co., Ltd.	110,467
18,200	Daiichi Sankyo Co., Ltd.	370,742
4,000	Dainippon Sumitomo Pharma Co., Ltd.	33,557
6,800	Eisai Co., Ltd.	238,111
14,635	Elan Corp. plc*	83,576
142,706	GlaxoSmithKline plc	2,815,020
1,800	HISAMITSU PHARMACEUTICAL Co., Inc.	73,611
748	Ipsen SA	24,815
7,000	Kyowa Hakko Kogyo Co., Ltd.	69,484
1,760	Merck KGaA	148,164
6,000	Mitsubishi Tanabe Pharma Corp.	97,776
58,005	Novartis AG, Registered Shares	3,343,326
11,914	Novo Nordisk A/S, B Shares	1,179,409
2,300	ONO PHARMACEUTICAL Co., Ltd.	100,175
19,332	Roche Holding AG	2,640,268
28,827	Sanofi-Aventis	1,923,463
2,200	SANTEN PHARMACEUTICAL Co., Ltd.	76,249
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals, continued
8,000	Shionogi & Co., Ltd.	$146,561
15,231	Shire plc	342,928
4,000	Taisho Pharmacuetical Co., Ltd.	80,954
20,500	Takeda Pharmacuetical Co., Ltd.	944,782
25,812	Teva Pharmaceutical Industries, Ltd.	1,368,958
1,800	Tsumura & Co.	55,991
2,653	UCB SA	92,013

		20,397,827

Professional Services (0.4%):
3,499	Adecco SA, Registered Shares	183,177
1,294	Bureau Veritas SA	90,422
16,843	Capita Group plc	208,132
27,923	Experian plc	304,094
4,406	Intertek Group plc	126,775
2,998	Randstad Holding NV*	136,295
148	SGS SA, Registered Shares	239,384

		1,288,279

Real Estate Investment Trusts (REITs) (1.4%):
43,000	Ascendas Real Estate Investment Trust	71,750
23,788	British Land Co. plc	173,859
64,000	CapitaMall Trust	104,742
38,606	CapitaMalls Asia, Ltd.	63,551
46,179	CFS Retail Property Trust	84,561
1,597	Corio NV	109,229
136,827	Dexus Property Group	113,048
631	Fonciere des Regions SA	67,257
521	Gecina SA	61,844
167,186	Goodman Group	104,204
48,980	GPT Group	139,316
20,376	Hammerson plc	126,279
679	ICADE	71,377
22	Japan Prime Realty Investment Corp.	48,451
13	Japan Real Estate Investment Corp.	118,353
47	Japan Retail Fund Investment Corp.	66,251
2,464	Klepierre	95,247
21,407	Land Securities Group plc	215,091
13,735	Liberty International plc	79,242
62,500	Link REIT (The)	185,121
92,312	Mirvac Group	118,641
14	Nippon Building Fund, Inc.	122,624
7	Nomura Real Estate Office Fund, Inc.	38,877
20,399	SEGRO plc	87,617
65,413	Stockland	242,726
2,526	Unibail-Rodamco	561,605
59,830	Westfield Group	708,815

		3,979,678

Real Estate Management & Development (1.9%):
2,300	AEON Mall Co., Ltd.	56,034
71,000	Capitaland, Ltd.	219,098
38,000	Cheung Kong Holdings, Ltd.	576,083
15,000	City Developments, Ltd.	145,473
2,100	Daito Trust Construction Co., Ltd.	125,570
13,000	DAIWA HOUSE INDUSTRY Co., Ltd.	131,100
23,000	Hang Lung Group, Ltd.	150,154
58,000	Hang Lung Properties, Ltd.	282,873
30,000	Henderson Land Development Co., Ltd.	213,264
15,500	Hopewell Holdings, Ltd.	50,106
17,000	Hysan Development Co., Ltd.	60,805
26,539	Immofinanz Immobilien Anlagen AG*	99,092
20,000	Keppel Land, Ltd.	61,555
3,829	Kerry Group plc, Class A	134,275
19,500	Kerry Properties, Ltd.	105,317
15,627	Lend Lease Group	114,918
32,000	Mitsubishi Estate Co., Ltd.	521,870
23,000	Mitsui Fudosan Co., Ltd.	388,042
71,000	New World Development Co., Ltd.	142,770
2,700	Nomura Real Estate Holdings, Inc.	38,436
38	NTT Urban Development Corp.	32,030
50,000	Sino Land Co., Ltd.	103,298
10,000	Sumitomo Realty & Development Co., Ltd.	207,206
39,000	Sun Hung Kai Properties, Ltd.	669,078
21,500	Swire Pacific, Ltd., Class A	296,006
10,000	Tokyo Tatemono Co., Ltd.	38,438
12,000	Tokyu Land Corp.	49,888
13,000	UOL Group, Ltd.	45,854
39,000	Wharf Holdings, Ltd. (The)	250,845
25,000	Wheelock & Co., Ltd.	83,621

		5,393,099

Road & Rail (0.9%):
82,606	Asciano Group*	131,712
42	Central Japan Railway Co.	308,992
54,000	ComfortDelGro Corp., Ltd.	62,384
5,760	DSV A/S	117,345
9,413	East Japan Railway Co.	569,039
13,599	FirstGroup plc	77,551
13,000	Keihin Electric Express Railway Co., Ltd.	125,788
16,000	Keio Corp.	109,862
8,000	Keisei Electric Railway Co., Ltd.	51,453
46,000	Kintetsu Corp.	155,572
40,000	MTR Corp., Ltd.	151,102
25,000	Nippon Express Co., Ltd.	95,133
17,000	Odakyu Electric Railway Co., Ltd.	157,399
23,000	TOBU RAILWAY Co., Ltd.	132,692
32,000	TOKYU Corp.	141,612
46	West Japan Railway Co.	165,160

		2,552,796

Semiconductors & Semiconductor Equipment (0.6%):
4,300	ADVANTEST Corp.	85,861
35,631	ARM Holdings plc	222,077
5,500	ASM Pacific Technology, Ltd.	49,058
12,025	ASML Holding NV	360,522
5,100	Elpida Memory, Inc.*	58,886
30,045	Infineon Technologies AG*	208,311
2,700	ROHM Co., Ltd.	167,005
1,900	SHINKO ELECTRIC INDUSTRIES Co., Ltd.	21,085
17,061	STMicroelectronics NV	130,946
3,300	SUMCO Corp.*	51,618
4,700	Tokyo Electron, Ltd.	236,489

		1,591,858

Software (0.9%):
6,016	Autonomy Corp. plc*	171,453
1,674	Dassault Systemes SA	123,324
2,900	Konami Corp.	51,336
2,700	Nintendo Co., Ltd.	674,930
1,100	ORACLE Corp.	52,395
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
36,466	Sage Group plc (The)	$158,420
23,542	SAP AG	1,165,568
1,600	Square Enix Holdings Co., Ltd.	35,917
2,900	Trend Micro, Inc.	86,520

		2,519,863

Specialty Retail (0.8%):
700	ABC-MART, Inc.	21,586
32,472	Esprit Holdings, Ltd.	175,035
1,500	Fast Retailing Co., Ltd.	211,370
28,010	Hennes & Mauritz AB, B Shares	1,014,818
5,914	Industria de Diseno Textil SA	469,400
65,114	Kingfisher plc	239,460
1,050	Nitori Co., Ltd.	87,816
600	SHIMAMURA Co., Ltd.	55,770
610	USS Co., Ltd.	45,604
2,210	Yamada Denki Co., Ltd.	137,182

		2,458,041

Textiles, Apparel & Luxury Goods (1.2%):
5,666	Adidas AG	351,221
4,000	ASICS Corp.	40,877
5,902	Billabong International, Ltd.	45,456
12,025	Burberry Group plc	196,578
1,735	Christian Dior SA	227,148
14,211	Cie Financiere Richemont, Class A	684,153
1,467	Hermes International	335,561
3,139	Luxottica Group SpA	86,022
6,698	LVMH Moet Hennessy Louis Vuitton SA	984,400
4,000	Nisshinbo Holdings, Inc.	40,214
150	Puma AG	49,291
845	Swatch Group AG (The)	318,573
1,218	Swatch Group AG (The), Registered Shares	84,243
19,500	Yue Yuen Industrial Holdings, Ltd.	72,261

		3,515,998

Tobacco (1.2%):
54,841	British American Tobacco plc	2,048,681
27,761	Imperial Tobacco Group plc	828,353
123	Japan Tobacco, Inc.	410,273
6,455	Swedish Match AB, Class B	172,361

		3,459,668

Trading Companies & Distributors (1.1%):
8,802	Bunzl plc	105,026
41,900	Itochu Corp.	384,569
45,000	Marubeni Corp.	255,104
37,200	Mitsubishi Corp.	883,032
48,100	Mitsui & Co., Ltd.	715,847
79,090	Noble Group, Ltd.	113,719
19,472	Paladin Energy, Ltd.*	67,552
37,500	Sojitz Corp.	67,532
31,400	Sumitomo Corp.	405,826
5,600	TOYOTA TSUSHO Corp.	82,754
7,668	Wolseley plc*	193,020

		3,273,981

Transportation Infrastructure (0.4%):
8,148	Abertis Infraestructuras SA	151,934
848	Aeroports de Paris	69,221
6,490	Atlantia SpA	134,652
23,446	Auckland International Airport, Ltd.	35,233
4,372	Brisa Auto-Estradas de Portugal SA	28,215
11,830	Ferrovial SA	110,816
1,014	Fraport AG	61,864
12,731	Groupe Eurotunnel SA	108,318
7,000	Kamigumi Co., Ltd.	52,073
2,024	Koninklijke Vopak NV	96,704
62,049	Macquarie Infrastructure Group	89,542
3,000	Mitsubishi Logistics Corp.	36,069
35,644	Transurban Group	171,338

		1,145,979

Water Utilities (0.0%):
6,415	Severn Trent plc	132,177

Wireless Telecommunication Services (2.0%):
1,446	Cellcom Israel, Ltd.	44,034
527	Discount Investment Corp., Registered Shares	10,551
77	KDDI Corp.	369,114
2,076	Millicom International Cellular SA, SDR	198,281
730	Mobistar SA	44,736
1,753	NICE Systems, Ltd.*	54,117
419	NTT DoCoMo, Inc.	699,934
2,492	Partner Communications Co., Ltd.	46,288
22,200	SOFTBANK Corp.	727,666
15,202	StarHub, Ltd.	29,866
1,448,003	Vodafone Group plc	3,584,022

		5,808,609

Total Common Stocks (Cost $258,554,656)		282,770,455

Preferred Stock (0.0%):
Multi-Utilities (0.0%):
1,098	RWE AG	70,178

Total Preferred Stocks (Cost $81,181)		70,178

Rights (0.1%):
Auto Components (0.0%):
3,991	Cie Generale des Establissements Michelin*	11,142

Commercial Banks (0.1%):
15,745	Bank of Cyprus Public Co., Ltd.*	9,658
16,967	Deutsche Bank AG*	79,097
16,511	National Bank of Greece SA*	8,102
16,511	National Bank of Greece SA*	14,854

		111,711

Total Rights (Cost $—)		122,853

Investment Company (1.1%):
3,263,603	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,263,603

Total Investment Company (Cost $3,263,603)		3,263,603

Total Investment Securities (Cost $261,899,440)(b)—98.9%		286,227,089
Net other assets (liabilities) — 1.1%		3,149,744

Net Assets — 100.0%		$289,376,833

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $263,352,703. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$30,591,388
Unrealized depreciation	(7,717,002)

Net unrealized appreciation/(depreciation)	22,874,386

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL International Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
Cash of $519,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
SPI 200 Index December Futures (Australia Dollar)	Long	12/10	3	$332,759	$613
EURO STOXX 50 December Futures (Euro)	Long	12/10	20	732,197	14,238
FTSE 100 Index December Futures (British Pounds)	Long	12/10	8	694,740	73
TOPIX Index December Futures (Japanese Yen)	Long	12/10	6	589,074	5,103
MSCI EAFE Index E-Mini December Futures (U.S. Dollar)	Long	12/10	41	3,158,001	33,029

					$53,056

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	8.5%
Austria	0.3%
Belgium	1.0%
Bermuda	0.1%
Cayman Islands	0.0%
Cyprus	0.0%
Denmark	1.0%
Finland	1.1%
France	9.5%
Germany	7.7%
Greece	0.2%
Hong Kong	2.7%
Ireland	0.4%
Israel	0.8%
Italy	2.7%
Japan	21.1%
Kazakhstan	0.0%
Luxembourg	0.2%
Netherlands	3.1%
New Zealand	0.1%
Norway	0.7%
Portugal	0.3%
Singapore	1.6%
Spain	3.7%
Sweden	3.1%
Switzerland	7.7%
United Kingdom	21.2%
United States	1.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.3%):
Aerospace & Defense (1.4%):
680,029	Bombardier, Inc., Class B	$3,338,661
340,230	Finmeccanica SpA	4,043,967

		7,382,628

Air Freight & Logistics (1.1%):
195,224	TNT NV	5,252,250
48,221	Toll Holdings, Ltd.	307,544

		5,559,794

Auto Components (3.3%):
30,608	Compagnie Generale DES Establissements Michelin SCA, Class B	2,335,607
133,800	DENSO Corp.	3,965,920
47,926	Hyundai Mobis Co., Ltd.	10,803,747

		17,105,274

Automobiles (2.5%):
121,189	Bayerische Motoren Werke AG (BMW)	8,511,117
121,300	Toyota Motor Corp.	4,348,738

		12,859,855

Beverages (2.4%):
157,929	Anheuser-Busch InBev NV	9,277,323
63,918	Fomento Economico Mexicano, SAB de C.V., SP ADR	3,242,560

		12,519,883

Biotechnology (0.9%):
145,990	CSL, Ltd.	4,662,440
31,550	Marshall Edwards, Inc.*	36,914

		4,699,354

Capital Markets (1.1%):
108,536	Julius Baer Group, Ltd.	3,957,233
287,960	Tullet Prebon plc	1,799,413

		5,756,646

Chemicals (1.2%):
25,087	Syngenta AG	6,240,090

Commercial Banks (7.1%):
816,793	Akbank T.A.S.	4,991,220
415,704	Banco Bradesco SA, SP ADR	8,472,047
91,756	BNP Paribas, Inc.	6,556,290
8,077,000	Industrial & Commercial Bank of China	6,005,203
1,761,818	UniCredit SpA	4,511,116
461,000	United Overseas Bank, Ltd.	6,418,904

		36,954,780

Distributors (0.7%):
610,000	Li & Fung, Ltd.(a)	3,414,446

Diversified Financial Services (0.3%):
69,495	Kinnevik Investment AB, Class B	1,474,199

Diversified Telecommunication Services (1.5%):
342,348	Koninklijke KPN NV	5,299,012
166,645	VimpelCom, Ltd., SP ADR*	2,474,678

		7,773,690

Electrical Equipment (0.6%):
52,070	Bharat Heavy Electricals, Ltd.	2,870,334

Electronic Equipment, Instruments & Components (4.6%):
1,186,080	Hon Hai Precision Industry Co., Ltd.	4,458,657
177,900	HOYA Corp.	4,348,734
19,169	Keyence Corp.	4,181,554
121,500	Nidec Corp.	10,831,268

		23,820,213

Food & Staples Retailing (3.2%):
402,564	Koninklijke Ahold NV	5,428,342
1,102,828	Tesco plc	7,348,259
132,330	Woolworths, Ltd.	3,690,552

		16,467,153

Food Products (4.0%):
21,324	Aryzta AG	931,526
79,554	Danone SA	4,763,672
192,178	Nestle SA	10,244,965
165,941	Unilever plc	4,807,421

		20,747,584

Health Care Equipment & Supplies (2.5%):
99,044	Cochlear, Ltd.	6,728,535
50,500	DiaSorin SpA	2,075,177
225,643	Smith & Nephew plc	2,058,375
17,521	Synthes, Inc.	2,025,398

		12,887,485

Health Care Providers & Services (1.0%):
81,880	Fresenius Medical Care AG & Co. KGaA	5,056,524

Hotels, Restaurants & Leisure (1.6%):
966,309	Compass Group plc	8,056,776

Household Products (1.9%):
177,100	Reckitt Benckiser Group plc	9,747,990

Independent Power Producers & Energy Traders (1.6%):
1,340,456	International Power plc	8,178,877

Industrial Conglomerates (2.9%):
841,000	Hutchison Whampoa, Ltd.	7,835,098
1,030,000	Keppel Corp., Ltd.	7,046,639

		14,881,737

Insurance (2.1%):
171,405	AXA SA	3,009,362
10,240	Fairfax Financial Holdings, Ltd.	4,171,262
220,596	QBE Insurance Group, Ltd.	3,679,246

		10,859,870

Internet Software & Services (0.7%):
22,361	NHN Corp.*	3,844,228

IT Services (1.4%):
79,060	Infosys Technologies, Ltd.	5,364,245
26,818	Infosys Technologies, Ltd., SP ADR	1,805,120

		7,169,365

Life Sciences Tools & Services (0.0%):
376,113	Art Advanced Research Technologies, Inc.*+	—
2,423,947	Tyrian Diagnostics, Ltd.*	32,793

		32,793

Machinery (2.8%):
151,028	Aalberts Industries NV	2,488,599
66,300	Fanuc, Ltd.	8,410,801
161,100	Komatsu, Ltd.	3,751,667

		14,651,067

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media (4.3%):
89,287	Eutelsat Communications	$3,409,662
219,892	Grupo Televisa SA, SP ADR	4,160,357
742,922	Informa plc	4,891,564
651,062	Reed Elsevier plc	5,510,246
410,477	WPP plc	4,545,092

		22,516,921

Metals & Mining (1.7%):
234,955	BHP Billiton, Ltd.	8,955,720

Multi-Utilities (1.4%):
1,417,202	Centrica plc	7,204,565

Multiline Retail (0.9%):
127,241	Next plc	4,432,101

Office Electronics (0.9%):
103,850	Canon, Inc.	4,857,293

Oil, Gas & Consumable Fuels (8.6%):
344,183	BG Group plc	6,051,215
114,502	Canadian Natural Resources, Ltd.	3,961,818
144,925	Cenovus Energy, Inc.	4,169,095
108,445	EnCana Corp.	3,277,810
229,723	OAO Gazprom, Registered shares	4,833,945
47,893	OAO Gazprom, SP ADR	1,003,358
142,739	Petroleo Brasileiro SA, SP ADR, Class A	4,684,694
137,969	Royal Dutch Shell plc, B Shares	4,027,164
133,667	Suncor Energy, Inc.	4,353,339
204,853	Talisman Energy, Inc.	3,584,828
92,957	Total SA	4,794,147

		44,741,413

Pharmaceuticals (10.1%):
111,781	Bayer AG	7,794,134
92,174	Novartis AG, Registered Shares	5,312,779
85,613	Novo Nordisk A/S, B Shares	8,475,134
75,092	Roche Holding AG	10,255,690
412,510	Shire plc	9,287,714
211,269	Teva Pharmaceutical Industries, Ltd., SP ADR	11,144,440

		52,269,891

Road & Rail (0.5%):
39,149	Canadian National Railway Co.	2,504,379

Semiconductors & Semiconductor Equipment (1.1%):
568,068	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	5,760,209

Software (0.7%):
73,917	SAP AG	3,659,643

Specialty Retail (1.4%):
1,255,909	Kingfisher plc	4,618,668
38,180	Yamada Denki Co., Ltd.	2,369,951

		6,988,619

Textiles, Apparel & Luxury Goods (2.4%):
104,795	Adidas AG	6,495,974
18,794	Puma AG	6,175,812

		12,671,786

Tobacco (3.1%):
177,445	British American Tobacco plc	6,628,765
321,007	Imperial Tobacco Group plc	9,578,442

		16,207,207

Trading Companies & Distributors (0.4%):
184,629	Bunzl plc	2,203,013

Wireless Telecommunication Services (4.4%):
179,781	America Movil, SAB de C.V., SP ADR, Series L	9,587,721
100,400	Philippine Long Distance Telephone Co.	5,990,421
2,857,219	Vodafone Group plc	7,072,039

		22,650,181

Total Common Stocks (Cost $439,192,447)		498,635,576

Right (0.0%):
Auto Components (0.0%):
30,608	Cie Generale des Establissements Michelin*	85,446

Total Rights (Cost $—)		85,446

Warrants (0.0%):
Life Sciences Tools & Services (0.0%):
636,800	Tyrian Diagnostics, Ltd.*	260

Pharmaceuticals (0.0%):
10,000	Marshall Edwards, Inc., Private Equity*	—

Total Warrants (Cost $—)		260

Investment Company (3.3%):
16,927,903	Dreyfus Treasury Prime Cash Management, 0.00%(b)	16,927,903

Total Investment Company (Cost $16,927,903)		16,927,903

Total Investment Securities (Cost $456,120,350)(c)—99.6%		515,649,185
Net other assets (liabilities) — 0.4%		2,091,876

Net Assets — 100.0%		$517,741,061

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

+	Security in Bankruptcy. Security is fair valued, represents 0.00% of fund’s net assets.

*	Non-income producing security.

(a)	Security was valued in good faith under procedures established by the Board of Directors.

(b)	The rate represents the effective yield at September 30, 2010.

(c)	Cost for federal income tax purposes is $466,758,197. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$57,599,280
Unrealized depreciation	(8,708,292)

Net unrealized appreciation/(depreciation)	48,890,988

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Invesco International Equity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
As of September 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract		Appreciation/
Long Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Receive 241,404 Swedish Kronas in exchange for U.S. Dollars	Citibank	10/5/10	$35,795	$35,834	$39

					$39

					Unrealized
		Delivery	Contract		Appreciation/
Short Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Deliver 481,833 Norwegian Krone in exchange for U.S. Dollars	CS First Boston	10/1/10	$82,238	$81,966	$272

					$272

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	5.4%
Belgium	1.8%
Brazil	2.6%
Canada	5.7%
Denmark	1.6%
France	4.8%
Germany	7.3%
Hong Kong	3.3%
India	1.9%
Israel	2.2%
Italy	2.1%
Japan	9.1%
Mexico	3.3%
Netherlands	3.6%
Philippines	1.2%
Russian Federation	1.1%
Singapore	2.6%
South Korea	2.8%
Sweden	0.3%
Switzerland	7.6%
Taiwan	2.0%
Turkey	1.0%
United Kingdom	22.9%
United States	3.8%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.7%):
Aerospace & Defense (3.2%):
87,747	Honeywell International, Inc.	$3,855,603
70,596	United Technologies Corp.	5,028,553

		8,884,156

Auto Components (1.5%):
136,443	Johnson Controls, Inc.	4,161,512

Beverages (2.3%):
75,483	Coca-Cola Co. (The)	4,417,265
31,257	PepsiCo, Inc.	2,076,715

		6,493,980

Biotechnology (1.8%):
3,477	Alexion Pharmaceuticals, Inc.*	223,779
31,023	Biogen, Inc.*	1,741,011
53,239	Celgene Corp.*	3,067,099

		5,031,889

Capital Markets (3.5%):
37,149	Goldman Sachs Group, Inc.	5,371,002
36,136	Invesco, Ltd.	767,167
78,232	Morgan Stanley	1,930,766
19,435	State Street Corp.	731,922
55,570	TD AMERITRADE Holding Corp.*	897,456

		9,698,313

Chemicals (2.9%):
108,849	Dow Chemical Co. (The)	2,988,993
108,692	E.I. du Pont de Nemours & Co.	4,849,837
7,491	Monsanto Co.	359,044

		8,197,874

Commercial Banks (3.3%):
47,370	BB&T Corp.	1,140,669
54,143	Regions Financial Corp.	393,620
6,894	SVB Financial Group*	291,754
98,740	U.S. Bancorp	2,134,759
203,469	Wells Fargo & Co.	5,113,176
6,612	Zions Bancorp	141,232

		9,215,210

Communications Equipment (4.4%):
314,590	Cisco Systems, Inc.*	6,889,521
77,818	Juniper Networks, Inc.*	2,361,776
68,774	QUALCOMM, Inc.	3,103,083

		12,354,380

Computers & Peripherals (7.8%):
33,523	Apple Computer, Inc.*	9,512,151
44,769	Dell, Inc.*	580,206
67,721	EMC Corp.*	1,375,414
119,966	Hewlett-Packard Co.	5,046,970
37,543	International Business Machines Corp.	5,036,018
6,652	SanDisk Corp.*	243,796

		21,794,555

Consumer Finance (0.5%):
26,449	American Express Co.	1,111,651
6,934	Capital One Financial Corp.	274,240

		1,385,891

Diversified Consumer Services (0.5%):
28,901	Apollo Group, Inc., Class A*	1,484,066

Diversified Financial Services (3.2%):
335,258	Bank of America Corp.	4,395,232
888,500	Citigroup, Inc.*	3,465,150
3,708	CME Group, Inc.	965,749

		8,826,131

Diversified Telecommunication Services (2.8%):
129,172	AT&T, Inc.	3,694,319
77,617	Frontier Communications Corp.	634,131
106,094	Verizon Communications, Inc.	3,457,604

		7,786,054

Electric Utilities (2.4%):
26,207	Edison International	901,258
27,313	Entergy Corp.	2,090,264
11,576	Exelon Corp.	492,906
26,549	NextEra Energy, Inc.	1,444,000
70,945	NV Energy, Inc.	932,927
22,349	Southern Co.	832,277

		6,693,632

Electronic Equipment, Instruments & Components (0.5%):
39,532	Corning, Inc.	722,645
21,530	Tyco International, Ltd.	790,797

		1,513,442

Energy Equipment & Services (1.5%):
21,930	Baker Hughes, Inc.	934,218
51,591	Schlumberger, Ltd.	3,178,522

		4,112,740

Food & Staples Retailing (2.2%):
38,266	CVS Caremark Corp.	1,204,231
36,698	Kroger Co. (The)	794,879
85,807	SYSCO Corp.	2,447,216
24,981	Wal-Mart Stores, Inc.	1,336,983
10,933	Walgreen Co.	366,255

		6,149,564

Food Products (1.1%):
33,828	Campbell Soup Co.	1,209,351
32,056	General Mills, Inc.	1,171,326
18,590	Kraft Foods, Inc., Class A	573,688

		2,954,365

Health Care Equipment & Supplies (0.6%):
39,859	Boston Scientific Corp.*	244,336
36,618	Covidien plc	1,471,677

		1,716,013

Health Care Providers & Services (2.3%):
30,267	Aetna, Inc.	956,740
68,131	Cardinal Health, Inc.	2,251,048
3,939	DaVita, Inc.*	271,909
7,396	McKesson HBOC, Inc.	456,925
16,259	Medco Health Solutions, Inc.*	846,444
13,184	UnitedHealth Group, Inc.	462,890
21,404	WellPoint, Inc.*	1,212,323

		6,458,279

Hotels, Restaurants & Leisure (2.4%):
63,167	Carnival Corp.	2,413,611
12,219	Darden Restaurants, Inc.	522,729
51,812	International Game Technology	748,683
11,054	Starwood Hotels & Resorts Worldwide, Inc.	580,888
50,619	Yum! Brands, Inc.	2,331,511

		6,597,422

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Household Durables (0.3%):
33,242	Lennar Corp.	$511,262
482	NVR, Inc.*	312,110

		823,372

Household Products (2.7%):
14,244	Colgate-Palmolive Co.	1,094,794
109,166	Procter & Gamble Co. (The)	6,546,685

		7,641,479

Independent Power Producers & Energy Traders (0.1%):
3,758	Constellation Energy Group, Inc.	121,158

Industrial Conglomerates (1.2%):
184,918	General Electric Co.	3,004,917
19,646	Textron, Inc.	403,922

		3,408,839

Insurance (3.0%):
25,283	ACE, Ltd.	1,472,735
2,794	AFLAC, Inc.	144,478
17,643	Berkshire Hathaway, Inc., Class B*	1,458,723
12,099	Lincoln National Corp.	289,408
37,154	MetLife, Inc.	1,428,571
23,112	Principal Financial Group, Inc.	599,063
22,670	Prudential Financial, Inc.	1,228,261
24,748	RenaissanceRe Holdings, Ltd.	1,483,890
17,123	XL Group plc	370,884

		8,476,013

Internet & Catalog Retail (0.8%):
13,244	Amazon.com, Inc.*	2,080,103

Internet Software & Services (0.8%):
4,003	Google, Inc., Class A*	2,104,737

IT Services (1.2%):
24,981	Cognizant Technology Solutions Corp., Class A*	1,610,525
10,853	Genpact, Ltd.*	192,424
5,547	MasterCard, Inc., Class A	1,242,528
5,266	Visa, Inc., Class A	391,053

		3,436,530

Life Sciences Tools & Services (0.2%):
10,973	Thermo Fisher Scientific, Inc.*	525,387

Machinery (1.9%):
29,783	Deere & Co.	2,078,258
48,657	PACCAR, Inc.	2,342,835
14,271	Parker Hannifin Corp.	999,826

		5,420,919

Media (4.2%):
35,521	CBS Corp.	563,363
80,069	Comcast Corp., Class A	1,447,648
14,551	DIRECTV Group, Inc. (The), Class A*	605,758
61,086	Gannett Co., Inc.	747,082
200,894	Time Warner, Inc.	6,157,401
68,695	Walt Disney Co. (The)	2,274,491

		11,795,743

Metals & Mining (1.9%):
60,488	Freeport-McMoRan Copper & Gold, Inc.	5,165,070

Multi-Utilities (1.1%):
27,976	PG&E Corp.	1,270,670
20,399	Public Service Enterprise Group, Inc.	674,799
9,044	SCANA Corp.	364,654
32,056	Xcel Energy, Inc.	736,326

		3,046,449

Multiline Retail (0.5%):
9,667	J.C. Penney Co., Inc.	262,749
14,109	Kohl’s Corp.*	743,262
7,632	Target Corp.	407,854

		1,413,865

Oil, Gas & Consumable Fuels (10.1%):
15,210	Anadarko Petroleum Corp.	867,730
33,825	Apache Corp.	3,306,732
72,573	Chevron Corp.	5,882,042
38,541	ConocoPhillips	2,213,409
19,451	Devon Energy Corp.	1,259,258
44,869	EOG Resources, Inc.	4,171,471
87,887	Exxon Mobil Corp.	5,430,538
2,512	Noble Energy, Inc.	188,626
63,170	Occidental Petroleum Corp.	4,946,211

		28,266,017

Pharmaceuticals (5.6%):
99,988	Abbott Laboratories	5,223,373
157,385	Merck & Co., Inc.	5,793,342
274,555	Pfizer, Inc.	4,714,109

		15,730,824

Real Estate Investment Trusts (REITs) (0.1%):
6,090	Apartment Investment & Management Co., Class A	130,204
3,500	Health Care REIT, Inc.	165,690

		295,894

Road & Rail (1.8%):
73,256	Norfolk Southern Corp.	4,359,464
8,526	Union Pacific Corp.	697,427

		5,056,891

Semiconductors & Semiconductor Equipment (1.8%):
32,739	Analog Devices, Inc.	1,027,350
18,832	Broadcom Corp., Class A	666,464
58,914	Intersil Corp., Class A	688,705
14,872	Lam Research Corp.*	622,393
37,663	Marvell Technology Group, Ltd.*	659,479
22,650	Novellus Systems, Inc.*	602,037
27,554	Xilinx, Inc.	733,212

		4,999,640

Software (4.1%):
13,988	Adobe Systems, Inc.*	365,786
318,568	Microsoft Corp.	7,801,730
116,243	Oracle Corp.	3,121,125

		11,288,641

Specialty Retail (2.0%):
3,397	AutoZone, Inc.*	777,607
12,380	GameStop Corp., Class A*	244,010
83,558	Lowe’s Cos., Inc.	1,862,508
126,672	Staples, Inc.	2,649,978

		5,534,103

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods (0.1%):
2,874	V.F. Corp.	$232,852

Tobacco (1.6%):
80,893	Philip Morris International, Inc.	4,531,626

Water Utilities (0.2%):
23,655	American Water Works Co., Inc.	550,452

Wireless Telecommunication Services (0.7%):
8,984	American Tower Corp., Class A*	460,520
340,797	Sprint Nextel Corp.*	1,577,890

		2,038,410

Total Common Stocks (Cost $244,802,319)		275,494,482

U.S. Treasury Obligation (0.0%):
$130,000	U.S. Treasury Notes, 1.13%, 6/30/11(a)	130,853

Total U.S. Treasury Obligations (Cost $130,715)		130,853

Investment Company (1.0%):
2,871,512	Dreyfus Treasury Prime Cash Management, 0.00%(b)	2,871,512

Total Investment Company (Cost $2,871,512)		2,871,512

Total Investment Securities (Cost $247,804,546)(c)—99.7%		278,496,847
Net other assets (liabilities) — 0.3%		748,312

Net Assets — 100.0%		$279,245,159

Percentages indicated are based on net assets as of September 30, 2010.

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	All or portion of the investment securities are segregated as collateral for futures contracts. The fair value of these securities are $130,853.

(b)	The rate represents the effective yield at September 30, 2010.

(c)	Cost for federal income tax purposes is $254,737,673. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$26,597,423
Unrealized depreciation	(2,838,249)

Net unrealized appreciation/(depreciation)	23,759,174

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL JPMorgan U.S. Equity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
Cash of $320,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P 500 E-Muni December Futures	Long	12/10	32	$1,799,360	$19,360
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.8%
Ireland	0.7%
Netherlands	1.1%
Panama	0.9%
Switzerland	0.8%
United States	95.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (99.0%):
Aerospace & Defense (2.5%):
21,958	Lockheed Martin Corp.	$1,565,166
80,394	United Technologies Corp.	5,726,465

		7,291,631

Air Freight & Logistics (0.5%):
33,353	Expeditors International of Washington, Inc.	1,541,909

Automobiles (0.9%):
35,250	Bayerische Motoren Werke AG (BMW)	2,475,611

Beverages (3.6%):
144,378	Diageo plc	2,487,594
74,429	Heineken NV	3,868,473
58,944	PepsiCo, Inc.	3,916,240

		10,272,307

Biotechnology (2.0%):
42,998	Genzyme Corp.*	3,043,828
77,239	Gilead Sciences, Inc.*	2,750,481

		5,794,309

Capital Markets (5.9%):
149,807	Bank of New York Mellon Corp.	3,914,457
133,656	Charles Schwab Corp.	1,857,819
27,333	Franklin Resources, Inc.	2,921,898
31,809	Goldman Sachs Group, Inc.	4,598,945
98,602	State Street Corp.	3,713,351

		17,006,470

Chemicals (3.2%):
31,125	Linde AG	4,071,514
34,931	Monsanto Co.	1,674,243
39,551	Praxair, Inc.	3,569,873

		9,315,630

Commercial Banks (2.4%):
69,275	SunTrust Banks, Inc.	1,789,373
201,722	Wells Fargo & Co.	5,069,274

		6,858,647

Communications Equipment (2.4%):
315,018	Cisco Systems, Inc.*	6,898,894

Computers & Peripherals (6.6%):
26,591	Apple Computer, Inc.*	7,545,196
267,689	EMC Corp.*	5,436,764
90,238	Hewlett-Packard Co.	3,796,313
17,160	International Business Machines Corp.	2,301,842

		19,080,115

Consumer Finance (1.1%):
78,530	American Express Co.	3,300,616

Diversified Financial Services (4.7%):
465,968	Bank of America Corp.	6,108,841
194,290	JPMorgan Chase & Co.	7,396,620

		13,505,461

Diversified Telecommunication Services (1.0%):
104,169	AT&T, Inc.	2,979,233

Electric Utilities (0.6%):
50,589	American Electric Power Co., Inc.	1,832,839

Energy Equipment & Services (3.6%):
96,157	Halliburton Co.	3,179,912
56,151	National-Oilwell Varco, Inc.	2,497,035
55,638	Noble Corp.	1,880,008
44,075	Schlumberger, Ltd.	2,715,461

		10,272,416

Food Products (1.7%):
65,636	General Mills, Inc.	2,398,339
46,178	Nestle SA	2,461,739

		4,860,078

Gas Utilities (1.0%):
59,548	QEP Resources, Inc.	1,794,777
59,568	Questar Corp.	1,044,227

		2,839,004

Health Care Equipment & Supplies (4.5%):
38,707	Baxter International, Inc.	1,846,711
46,012	Becton Dickinson & Co.	3,409,489
131,475	Medtronic, Inc.	4,414,931
85,312	St. Jude Medical, Inc.*	3,356,174

		13,027,305

Hotels, Restaurants & Leisure (1.3%):
28,862	Carnival Corp.	1,102,817
68,434	International Game Technology	988,871
320,624	Ladbrokes plc	676,217
16,344	Starwood Hotels & Resorts Worldwide, Inc.	858,877

		3,626,782

Household Products (4.5%):
40,566	Colgate-Palmolive Co.	3,117,903
109,546	Procter & Gamble Co. (The)	6,569,473
61,146	Reckitt Benckiser Group plc	3,365,616

		13,052,992

Industrial Conglomerates (1.6%):
52,170	3M Co.	4,523,661

Insurance (2.8%):
71,610	AFLAC, Inc.	3,702,953
46,300	Aon Corp.	1,810,793
47,309	Travelers Cos., Inc. (The)	2,464,799

		7,978,545

Internet Software & Services (3.0%):
11,843	Google, Inc., Class A*	6,226,931
74,643	VeriSign, Inc.*	2,369,169

		8,596,100

IT Services (3.4%):
87,345	Accenture plc, Class A	3,711,289
15,640	MasterCard, Inc., Class A	3,503,360
35,148	Visa, Inc., Class A	2,610,091

		9,824,740

Life Sciences Tools & Services (0.6%):
35,900	Thermo Fisher Scientific, Inc.*	1,718,892

Machinery (2.1%):
151,238	Danaher Corp.	6,141,775

Media (2.1%):
183,817	Walt Disney Co. (The)	6,086,181

Multi-Utilities (1.6%):
53,822	Alliant Energy Corp.	1,956,430
44,024	Wisconsin Energy Corp.	2,544,587

		4,501,017

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL MFS Investors Trust Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multiline Retail (3.6%):
68,027	Kohl’s Corp.*	$3,583,662
34,829	Nordstrom, Inc.	1,295,639
101,378	Target Corp.	5,417,640

		10,296,941

Oil, Gas & Consumable Fuels (6.4%):
65,731	Chevron Corp.	5,327,498
22,124	EOG Resources, Inc.	2,056,868
38,451	Exxon Mobil Corp.	2,375,887
53,937	Hess Corp.	3,188,755
34,390	Noble Energy, Inc.	2,582,345
35,982	Occidental Petroleum Corp.	2,817,391

		18,348,744

Pharmaceuticals (5.4%):
118,153	Abbott Laboratories	6,172,313
104,849	Johnson & Johnson Co.	6,496,444
54,971	Teva Pharmaceutical Industries, Ltd., SP ADR	2,899,720

		15,568,477

Road & Rail (0.7%):
32,400	Canadian National Railway Co.	2,074,248

Semiconductors & Semiconductor Equipment (2.4%):
143,043	Intel Corp.	2,750,717
97,491	Microchip Technology, Inc.	3,066,092
3,062	Samsung Electronics Co., Ltd.	1,054,160

		6,870,969

Software (2.9%):
33,060	Adobe Systems, Inc.*	864,519
279,415	Oracle Corp.	7,502,293

		8,366,812

Specialty Retail (2.0%):
35,993	Sherwin Williams Co.	2,704,514
143,645	Staples, Inc.	3,005,053

		5,709,567

Textiles, Apparel & Luxury Goods (1.6%):
56,218	Nike, Inc., Class B	4,505,311

Tobacco (1.7%):
87,314	Philip Morris International, Inc.	4,891,330

Wireless Telecommunication Services (1.1%):
59,944	American Tower Corp., Class A*	3,072,729

Total Common Stocks (Cost $263,849,401)		284,908,288

Investment Company (1.1%):
3,239,265	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,239,265

Total Investment Company (Cost $3,239,265)		3,239,265

Total Investments Securities (Cost $267,088,666)(b)—100.1%		288,147,553

Net other assets (liabilities) — (0.1)%		(207,674)

Net Assets — 100.0%		$287,939,879

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $268,484,895. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$29,487,413
Unrealized depreciation	(9,824,755)

Net unrealized appreciation/(depreciation)	19,662,658

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Canada	0.6%
Germany	2.3%
Ireland	1.3%
Israel	1.0%
Netherlands	2.3%
Panama	0.4%
South Korea	0.4%
Switzerland	1.5%
United Kingdom	2.3%
United States	87.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.7%):
Aerospace & Defense (0.5%):
4,069	Alliant Techsystems, Inc.*	$306,803
12,527	BE Aerospace, Inc.*	379,693

		686,496

Airlines (0.4%):
16,587	AirTran Holdings, Inc.*	121,915
4,403	Alaska Air Group, Inc.*	224,685
24,528	JetBlue Airways Corp.*	164,092

		510,692

Auto Components (0.8%):
13,962	BorgWarner, Inc.*	734,681
17,142	Gentex Corp.	334,440

		1,069,121

Automobiles (0.1%):
4,762	Thor Industries, Inc.	159,051

Beverages (0.3%):
8,421	Hansen Natural Corp.*	392,587

Biotechnology (0.9%):
6,084	United Therapeutics Corp.*	340,765
24,837	Vertex Pharmaceuticals, Inc.*	858,615

		1,199,380

Building Products (0.2%):
5,616	Lennox International, Inc.	234,131

Capital Markets (2.1%):
6,257	Affiliated Managers Group, Inc.*	488,109
23,871	Apollo Investment Corp.	244,200
14,467	Eaton Vance Corp.	420,122
3,112	Greenhill & Co., Inc.	246,844
15,138	Jefferies Group, Inc.	343,481
12,206	Raymond James Financial, Inc.	309,178
18,004	SEI Investments Co.	366,201
10,475	Waddell & Reed Financial, Inc., Class A	286,596

		2,704,731

Chemicals (3.4%):
11,180	Albemarle Corp.	523,336
9,641	Ashland, Inc.	470,191
8,016	Cabot Corp.	261,081
6,008	Cytec Industries, Inc.	338,731
5,395	Intrepid Potash, Inc.*	140,648
8,265	Lubrizol Corp.	875,842
2,260	Minerals Technologies, Inc.	133,159
1,210	NewMarket Corp.	137,553
9,744	Olin Corp.	196,439
15,929	RPM International, Inc.	317,306
5,663	Scotts Miracle-Gro Co. (The), Class A	292,947
6,112	Sensient Technologies Corp.	186,355
12,059	Valspar Corp. (The)	384,079

		4,257,667

Commercial Banks (3.3%):
21,211	Associated Banc-Corp.	279,773
8,946	BancorpSouth, Inc.	126,854
5,921	Bank of Hawaii Corp.	265,971
9,564	Cathay General Bancorp	113,716
5,684	City National Corp.	301,650
9,087	Commerce Bancshares, Inc.	341,580
7,431	Cullen/Frost Bankers, Inc.	400,308
13,356	FirstMerit Corp.	244,682
24,434	Fulton Financial Corp.	221,372
6,449	International Bancshares Corp.	108,924
3,856	PacWest Bancorp	73,495
5,739	Prosperity Bancshares, Inc.	186,345
5,156	SVB Financial Group*	218,202
95,549	Synovus Financial Corp.	235,051
15,554	TCF Financial Corp.	251,819
6,923	Trustmark Corp.	150,506
19,773	Valley National Bancorp	255,072
8,026	Webster Financial Corp.	140,937
3,585	Westamerica Bancorp	195,347
11,162	Wilmington Trust Corp.	100,235

		4,211,839

Commercial Services & Supplies (1.5%):
5,719	Brink’s Co. (The)	131,537
2,818	Clean Harbors, Inc.*	190,920
8,786	Copart, Inc.*	289,674
13,536	Corrections Corp. of America*	334,068
6,258	Deluxe Corp.	119,716
6,948	Herman Miller, Inc.	136,737
5,484	HNI Corp.	157,720
3,764	Mine Safety Appliances Co.	102,004
5,161	Rollins, Inc.	120,664
9,465	Waste Connections, Inc.*	375,382

		1,958,422

Communications Equipment (1.9%):
11,810	ADC Telecommunications, Inc.*	149,633
7,683	ADTRAN, Inc.	271,210
11,522	Ciena Corp.*	179,397
11,617	CommScope, Inc.*	275,788
9,853	F5 Networks, Inc.*	1,022,840
5,864	Plantronics, Inc.	198,086
10,452	Polycom, Inc.*	285,130

		2,382,084

Computers & Peripherals (0.4%):
8,062	Diebold, Inc.	250,648
19,684	NCR Corp.*	268,293

		518,941

Construction & Engineering (1.3%):
14,222	Aecom Technology Corp.*	345,026
4,166	Granite Construction, Inc.	94,735
19,137	KBR, Inc.	471,536
10,342	Shaw Group, Inc.*	347,077
10,260	URS Corp.*	389,675

		1,648,049

Construction Materials (0.3%):
5,574	Martin Marietta Materials, Inc.	429,031

Consumer Finance (0.2%):
12,041	AmeriCredit Corp.*	294,523

Containers & Packaging (1.6%):
8,261	AptarGroup, Inc.	377,280
3,824	Greif, Inc., Class A	225,004
12,701	Packaging Corp. of America	294,282
4,782	Rock-Tenn Co., Class A	238,192
6,599	Silgan Holdings, Inc.	209,188
12,326	Sonoco Products Co.	412,182
13,226	Temple-Inland, Inc.	246,797

		2,002,925

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Distributors (0.3%):
17,531	LKQ Corp.*	$364,645

Diversified Consumer Services (1.3%):
8,014	Career Education Corp.*	172,061
10,813	Corinthian Colleges, Inc.*	75,907
3,384	ITT Educational Services, Inc.*	237,794
3,626	Matthews International Corp., Class A	128,215
7,008	Regis Corp.	134,063
30,282	Service Corp. International	261,031
8,216	Sotheby’s	302,513
1,703	Strayer Education, Inc.	297,173

		1,608,757

Diversified Financial Services (0.4%):
14,425	MSCI, Inc., Class A*	479,054

Diversified Telecommunication Services (0.3%):
24,712	Cincinnati Bell, Inc.*	65,981
18,562	TW Telecom, Inc.*	344,696

		410,677

Electric Utilities (1.7%):
7,463	Cleco Corp.	221,054
14,566	DPL, Inc.	380,610
16,608	Great Plains Energy, Inc.	313,891
11,493	Hawaiian Electric Industries, Inc.	259,052
5,924	IDACORP, Inc.	212,790
28,792	NV Energy, Inc.	378,615
10,554	PNM Resources, Inc.	120,210
13,571	Westar Energy, Inc.	328,825

		2,215,047

Electrical Equipment (1.8%):
5,348	Acuity Brands, Inc.	236,596
13,042	AMETEK, Inc.	623,016
5,760	Baldor Electric Co.	232,704
7,342	Hubbell, Inc., Class B	372,606
4,729	Regal-Beloit Corp.	277,545
6,412	Thomas & Betts Corp.*	263,020
7,202	Woodward Governor Co.	233,489

		2,238,976

Electronic Equipment, Instruments & Components (2.1%):
14,428	Arrow Electronics, Inc.*	385,660
18,595	Avnet, Inc.*	502,251
19,196	Ingram Micro, Inc., Class A*	323,645
4,949	Itron, Inc.*	303,027
7,219	National Instruments Corp.	235,773
5,725	Tech Data Corp.*	230,717
14,592	Trimble Navigation, Ltd.*	511,304
22,942	Vishay Intertechnology, Inc.*	222,079

		2,714,456

Energy Equipment & Services (2.0%):
6,893	Atwood Oceanics, Inc.*	209,892
7,784	Exterran Holdings, Inc.*	176,775
12,839	Helix Energy Solutions Group, Inc.*	143,026
6,630	Oceaneering International, Inc.*	357,092
18,886	Patterson-UTI Energy, Inc.	322,573
21,509	Pride International, Inc.*	633,010
9,667	Superior Energy Services, Inc.*	258,012
6,303	Tidewater, Inc.	282,437
4,845	Unit Corp.*	180,670

		2,563,487

Food & Staples Retailing (0.4%):
6,692	BJ’s Wholesale Club, Inc.*	277,718
5,233	Ruddick Corp.	181,480

		459,198

Food Products (1.5%):
9,216	Corn Products International, Inc.	345,600
9,369	Flowers Foods, Inc.	232,726
14,057	Green Mountain Coffee Roasters, Inc.*	438,438
2,361	Lancaster Colony Corp.	112,147
6,724	Ralcorp Holdings, Inc.*	393,219
20,331	Smithfield Foods, Inc.*	342,171
2,994	Tootsie Roll Industries, Inc.	74,491

		1,938,792

Gas Utilities (2.1%):
9,543	AGL Resources, Inc.	366,070
11,045	Atmos Energy Corp.	323,066
8,802	Energen Corp.	402,427
10,038	National Fuel Gas Co.	520,069
21,367	Questar Corp.	374,564
13,464	UGI Corp.	385,205
6,244	WGL Holdings, Inc.	235,898

		2,607,299

Health Care Equipment & Supplies (3.9%):
8,480	Beckman Coulter, Inc.	413,739
13,880	Edwards Lifesciences Corp.*	930,654
5,968	Gen-Probe, Inc.*	289,209
7,787	Hill-Rom Holdings, Inc.	279,475
31,734	Hologic, Inc.*	508,061
7,067	IDEXX Laboratories, Inc.*	436,175
8,520	Immucor, Inc.*	168,952
7,665	Kinetic Concepts, Inc.*	280,386
7,234	Masimo Corp.	197,561
18,536	ResMed, Inc.*	608,166
7,313	STERIS Corp.	242,938
4,897	Teleflex, Inc.	278,052
7,168	Thoratec Corp.*	265,073

		4,898,441

Health Care Providers & Services (3.3%):
11,559	Community Health Systems, Inc.*	357,982
30,787	Health Management Associates, Inc., Class A*	235,828
11,858	Health Net, Inc.*	322,419
11,206	Henry Schein, Inc.*	656,448
4,770	Kindred Healthcare, Inc.*	62,105
6,661	LifePoint Hospitals, Inc.*	233,535
12,021	Lincare Holdings, Inc.	301,607
5,838	MEDNAX, Inc.*	311,165
14,474	Omnicare, Inc.	345,639
7,782	Owens & Minor, Inc.	221,476
7,028	Psychiatric Solutions, Inc.*	235,789
11,904	Universal Health Services, Inc., Class B	462,590
10,566	VCA Antech, Inc.*	222,837
5,175	WellCare Health Plans, Inc.*	149,868

		4,119,288

Health Care Technology (0.3%):
20,080	Allscripts-Misys Healthcare Solutions, Inc.*	370,878

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (2.3%):
6,629	Bally Technologies, Inc.*	$231,684
3,705	Bob Evans Farms, Inc.	103,999
6,774	Boyd Gaming Corp.*	49,112
12,475	Brinker International, Inc.	235,278
11,332	Burger King Holdings, Inc.	270,608
7,320	Cheesecake Factory, Inc. (The)*	193,760
3,809	Chipotle Mexican Grill, Inc., Class A*	655,148
3,574	International Speedway Corp., Class A	87,206
5,148	Life Time Finess, Inc.*	203,192
3,811	Panera Bread Co., Class A*	337,693
7,705	Scientific Games Corp.*	74,738
39,668	Wendy’s/Arby’s Group, Inc.	179,696
7,127	WMS Industries, Inc.*	271,325

		2,893,439

Household Durables (1.5%):
4,882	American Greetings Corp., Class A	90,756
8,764	KB Home	99,296
4,592	M.D.C. Holdings, Inc.	133,306
6,888	Mohawk Industries, Inc.*	367,130
716	NVR, Inc.*	463,631
5,386	Ryland Group, Inc. (The)	96,517
17,675	Toll Brothers, Inc.*	336,179
7,727	Tupperware Brands Corp.	353,588

		1,940,403

Household Products (0.9%):
8,696	Church & Dwight Co., Inc.	564,718
8,594	Energizer Holdings, Inc.*	577,775

		1,142,493

Independent Power Producers & Energy Traders (0.0%):
12,390	Dynegy, Inc.*	60,339

Industrial Conglomerates (0.2%):
7,494	Carlisle Cos., Inc.	224,445

Insurance (4.3%):
9,699	American Financial Group, Inc.	296,595
12,883	Arthur J. Gallagher & Co.	339,725
14,293	Brown & Brown, Inc.	288,576
12,782	CoreLogic, Inc.	244,903
6,887	Everest Re Group, Ltd.	595,519
27,893	Fidelity National Financial, Inc., Class A	438,199
12,814	First American Financial Corp.	191,441
5,512	Hanover Insurance Group, Inc. (The)	259,064
14,107	HCC Insurance Holdings, Inc.	368,052
4,386	Mercury General Corp.	179,256
31,602	Old Republic International Corp.	437,688
10,523	Protective Life Corp.	228,980
8,959	Reinsurance Group of America, Inc.	432,630
5,742	StanCorp Financial Group, Inc.	218,196
7,806	Transatlantic Holdings, Inc.	396,701
6,107	Unitrin, Inc.	148,950
14,905	W.R. Berkley Corp.	403,478

		5,467,953

Internet & Catalog Retail (0.7%):
5,321	Netflix, Inc.*	862,853

Internet Software & Services (0.9%):
4,827	Digital River, Inc.*	164,311
5,582	Equinix, Inc.*	571,318
11,750	Rackspace Hosting, Inc.*	305,265
9,962	ValueClick, Inc.*	130,303

		1,171,197

IT Services (2.6%):
9,743	Acxiom Corp.*	154,524
6,445	Alliance Data Systems Corp.*	420,601
15,520	Broadridge Financial Solutions, Inc.	354,942
15,107	Convergys Corp.*	157,868
4,428	DST Systems, Inc.	198,552
8,888	Gartner, Inc.*	261,663
9,762	Global Payments, Inc.	418,692
11,261	Hewitt Associates, Inc., Class A*	567,892
11,398	Lender Processing Services, Inc.	378,756
2,742	ManTech International Corp., Class A*	108,583
8,301	NeuStar, Inc., Class A*	206,363
5,199	SRA International, Inc., Class A*	102,524

		3,330,960

Life Sciences Tools & Services (1.6%):
2,381	Bio-Rad Laboratories, Inc., Class A*	215,504
8,128	Charles River Laboratories International, Inc.*	269,443
7,931	Covance, Inc.*	371,091
4,090	Mettler-Toledo International, Inc.*	508,960
14,550	Pharmaceutical Product Development, Inc.	360,695
4,543	Techne Corp.	280,439

		2,006,132

Machinery (5.7%):
11,393	AGCO Corp.*	444,441
9,920	Bucyrus International, Inc., Class A	687,952
5,714	Crane Co.	216,789
9,356	Donaldson Co., Inc.	440,948
6,405	Gardner Denver, Inc.	343,820
7,400	Graco, Inc.	234,802
9,880	Harsco Corp.	242,850
9,976	IDEX Corp.	354,248
12,646	Joy Global, Inc.	889,267
10,040	Kennametal, Inc.	310,537
5,201	Lincoln Electric Holdings, Inc.	300,722
4,162	Nordson Corp.	306,698
11,096	Oshkosh Truck Corp.*	305,140
12,087	Pentair, Inc.	406,486
6,121	Spx Corp.	387,337
13,321	Terex Corp.*	305,317
9,833	Timken Co.	377,194
9,806	Trinity Industries, Inc.	218,380
2,626	Valmont Industries, Inc.	190,122
5,877	Wabtec Corp.	280,862

		7,243,912

Marine (0.4%):
5,070	Alexander & Baldwin, Inc.	176,639
6,620	Kirby Corp.*	265,197

		441,836

Media (1.0%):
13,078	AOL, Inc.*	323,681
8,780	DreamWorks Animation SKG, Inc., Class A*	280,170
4,690	Harte-Hanks, Inc.	54,732
5,698	John Wiley & Sons, Inc.	232,820
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Media, continued
7,031	Lamar Advertising Co.*	$223,726
3,400	Scholastic Corp.	94,588

		1,209,717

Metals & Mining (1.0%):
5,412	Carpenter Technology Corp.	182,439
14,053	Commercial Metals Co.	203,628
9,095	Reliance Steel & Aluminum Co.	377,715
26,554	Steel Dynamics, Inc.	374,677
6,980	Worthington Industries, Inc.	104,909

		1,243,368

Multi-Utilities (1.8%):
13,568	Alliant Energy Corp.	493,197
4,773	Black Hills Corp.	148,917
23,042	MDU Resources Group, Inc.	459,688
12,685	NSTAR	499,155
11,924	OGE Energy Corp.	475,410
9,982	Vectren Corp.	258,234

		2,334,601

Multiline Retail (0.8%):
5,697	99 Cents Only Stores*	107,559
15,546	Dollar Tree, Inc.*	758,023
19,591	Saks, Inc.*	168,483

		1,034,065

Office Electronics (0.2%):
6,963	Zebra Technologies Corp., Class A*	234,235

Oil, Gas & Consumable Fuels (3.6%):
19,896	Arch Coal, Inc.	531,422
5,654	Bill Barrett Corp.*	203,544
10,298	Cimarex Energy Co.	681,522
5,763	Comstock Resources, Inc.*	129,610
13,878	Forest Oil Corp.*	412,177
12,866	Frontier Oil Corp.	172,404
12,553	Mariner Energy, Inc.*	304,159
16,360	Newfield Exploration Co.*	939,718
3,262	Overseas Shipholding Group, Inc.	111,952
9,758	Patriot Coal Corp.*	111,339
17,156	Plains Exploration & Production Co.*	457,550
14,472	Quicksilver Resources, Inc.*	182,347
15,244	Southern Union Co.	366,771

		4,604,515

Paper & Forest Products (0.1%):
15,735	Louisiana-Pacific Corp.*	119,114

Personal Products (0.7%):
10,512	Alberto-Culver Co.	395,777
7,766	NBTY, Inc.*	426,974

		822,751

Pharmaceuticals (1.1%):
14,133	Endo Pharmaceuticals Holdings, Inc.*	469,781
7,393	Medicis Pharmaceutical Corp., Class A	219,202
10,105	Perrigo Co.	648,943

		1,337,926

Professional Services (1.0%):
4,173	Corporate Executive Board Co.	131,700
5,759	FTI Consulting, Inc.*	199,780
5,653	Korn/Ferry International*	93,500
10,070	Manpower, Inc.	525,654
6,103	Navigant Consulting, Inc.*	70,978
5,556	Towers Watson & Co., Class A	273,244

		1,294,856

Real Estate Investment Trusts (REITs) (7.7%):
6,673	Alexandria Real Estate Equities, Inc.	467,110
20,607	AMB Property Corp.	545,467
7,842	BRE Properties, Inc.	325,443
8,202	Camden Property Trust	393,450
7,271	Corporate Office Properties Trust	271,281
12,629	Cousins Properties, Inc.	90,171
30,807	Duke Realty Corp.	357,053
5,087	Equity One, Inc.	85,869
3,714	Essex Property Trust, Inc.	406,460
7,521	Federal Realty Investment Trust	614,165
8,475	Highwoods Properties, Inc.	275,183
15,111	Hospitality Properties Trust	337,429
13,929	Liberty Property Trust	444,335
15,835	Macerich Co. (The)	680,113
9,727	Mack-Cali Realty Corp.	318,170
15,155	Nationwide Health Properties, Inc.	586,044
11,628	OMEGA Healthcare Investors, Inc.	261,049
4,869	Potlatch Corp.	165,546
9,768	Rayonier, Inc.	489,572
13,457	Realty Income Corp.	453,770
10,024	Regency Centers Corp.	395,647
15,603	Senior Housing Properties Trust	366,670
9,520	SL Green Realty Corp.	602,902
21,967	UDR, Inc.	463,943
14,745	Weingarten Realty Investors	321,736

		9,718,578

Real Estate Management & Development (0.4%):
5,221	Jones Lang LaSalle, Inc.	450,416

Road & Rail (1.1%):
6,695	Con-way, Inc.	207,478
10,872	J.B. Hunt Transport Services, Inc.	377,259
12,558	Kansas City Southern Industries, Inc.*	469,795
6,120	Landstar System, Inc.	236,354
5,396	Werner Enterprises, Inc.	110,564

		1,401,450

Semiconductors & Semiconductor Equipment (2.7%):
56,518	Atmel Corp.*	449,883
13,233	Cree, Inc.*	718,420
15,187	Fairchild Semiconductor International, Inc.*	142,758
19,592	Integrated Device Technology, Inc.*	114,613
8,658	International Rectifier Corp.*	182,597
15,247	Intersil Corp., Class A	178,238
15,205	Lam Research Corp.*	636,329
33,574	RF Micro Devices, Inc.*	206,144
7,562	Semtech Corp.*	152,677
5,488	Silicon Laboratories, Inc.*	201,135
21,875	Skyworks Solutions, Inc.*	452,375

		3,435,169

Software (4.0%):
4,079	ACI Worldwide, Inc.*	91,329
1,934	Advent Software, Inc.*	100,935
11,131	Ansys, Inc.*	470,285
32,671	Cadence Design Systems, Inc.*	249,280
5,672	FactSet Research Systems, Inc.	460,169
5,079	Fair Isaac Corp.	125,248
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
11,333	Informatica Corp.*	$435,300
10,536	Jack Henry & Associates, Inc.	268,668
13,311	Mentor Graphics Corp.*	140,697
9,810	Micros Systems, Inc.*	415,257
14,148	Parametric Technology Corp.*	276,452
7,557	Quest Software, Inc.*	185,827
12,631	Rovi Corp.*	636,729
8,580	Solera Holdings, Inc.	378,893
18,192	Synopsys, Inc.*	450,616
20,074	TIBCO Software, Inc.*	356,113

		5,041,798

Specialty Retail (3.8%):
8,877	Aaron’s, Inc.	163,781
10,319	Advance Auto Parts, Inc.	605,519
11,341	Aeropostale, Inc.*	263,678
23,946	American Eagle Outfitters, Inc.	358,232
7,189	Ann Taylor Stores Corp.*	145,505
4,769	Barnes & Noble, Inc.	77,306
22,004	Chico’s FAS, Inc.	231,482
7,260	Coldwater Creek, Inc.*	38,260
7,839	Collective Brands, Inc.*	126,521
10,792	Dick’s Sporting Goods, Inc.*	302,608
8,499	Dress Barn, Inc.*	201,851
19,087	Foot Locker, Inc.	277,334
7,762	Guess?, Inc.	315,370
7,821	J. Crew Group, Inc.*	262,942
14,518	PetSmart, Inc.	508,130
8,123	Rent-A-Center, Inc.	181,793
8,891	Tractor Supply Co.	352,617
13,245	Williams-Sonoma, Inc.	419,867

		4,832,796

Textiles, Apparel & Luxury Goods (1.4%):
6,494	Fossil, Inc.*	349,312
11,728	Hanesbrands, Inc.*	303,286
8,121	Phillips-Van Heusen Corp.	488,560
4,909	Timberland Co., Class A*	97,247
4,321	Under Armour, Inc.*	194,618
5,463	Warnaco Group, Inc. (The)*	279,323

		1,712,346

Thrifts & Mortgage Finance (1.3%):
10,011	Astoria Financial Corp.	136,450
25,622	First Niagara Financial Group, Inc.	298,497
53,333	New York Community Bancorp, Inc.	866,661
12,794	NewAlliance Bancshares, Inc.	161,460
13,826	Washington Federal, Inc.	210,985

		1,674,053

Tobacco (0.1%):
2,942	Universal Corp.	117,945

Trading Companies & Distributors (0.5%):
5,637	GATX Corp.	165,277
5,460	MSC Industrial Direct Co., Inc., Class A	295,058
7,380	United Rentals, Inc.*	109,519

		569,854

Water Utilities (0.3%):
16,809	Aqua America, Inc.	342,904

Wireless Telecommunication Services (0.4%):
8,530	Syniverse Holdings, Inc.*	193,375
11,323	Telephone and Data Systems, Inc.	371,395

		564,770

Total Common Stocks (Cost $111,595,034)		122,531,854

Investment Company (3.0%):
3,851,718	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,851,718

Total Investment Company (Cost $3,851,717)		3,851,718

Total Investment Securities (Cost $115,446,751)(b)—99.7%		126,383,572
Net other assets (liabilities) — 0.3%		389,145

Net Assets — 100.0%		$126,772,717

Percentages indicated are based on net assets as of September 30, 2010.

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $115,897,268. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$13,333,209
Unrealized depreciation	(2,846,905)

Net unrealized appreciation/(depreciation)	10,486,304

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Mid Cap Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
Cash of $367,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2010:

					Unrealized
		Expiration	Number of	Notional	Appreciation/
Description	Type	Date	Contracts	Value	(Depreciation)
S&P Mid 400 E-Mini December Futures	Long	12/10	53	$4,092,104	$148,426
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.5%
United States	99.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Certificates of Deposit (22.6%):
Commercial Banks (19.0%):
$10,000,000	Abbey National Treasury Service plc, 0.28%, 11/17/10(a)	$10,000,000
3,100,000	Banco Bilbao Vizcaya Argentaria SA, NY, 0.35%, 12/13/10(a)	3,100,000
5,000,000	Bank of Montreal, Chicago, 0.31%, 8/29/11(a)	5,000,000
10,000,000	Barclays Bank plc, NY, 0.44%, 11/5/10	10,000,000
10,000,000	Barclays Bank plc, NY, 0.50%, 11/18/10	10,000,000
5,000,000	Barclays Bank plc, NY, 0.40%, 12/6/10	5,000,000
7,500,000	Barclays Bank plc, NY, 0.42%, 2/18/11	7,500,000
8,000,000	BNP Paribas, NY, 0.35%, 10/15/10(a)	8,000,000
10,000,000	Canadian Imperial Bank of Commerce, NY, 0.42%, 1/31/11(a)	10,000,000
7,000,000	Commonwealth Bank of Australia, 0.39%, 10/15/10	7,000,000
10,000,000	Credit Agricole CIB, NY, 0.59%, 10/12/10(a)	10,000,000
9,885,000	Royal Bank of Canada, NY, 0.26%, 11/12/10(a)	9,885,000
10,000,000	Royal Bank of Scotland plc, NY, 0.55%, 11/1/10	10,000,000
21,000,000	Royal Bank of Scotland plc, NY, 0.67%, 2/9/11(a)	21,000,000
15,000,000	Societe Generale, NY, 0.57%, 10/18/10	15,000,000
10,000,000	Societe Generale, NY, 0.54%, 2/3/11(a)	10,000,000
5,000,000	Toronto-Dominion Bank, 0.26%, 11/5/10(a)	5,000,000
2,500,000	Toronto-Dominion Bank, 0.26%, 2/4/11(a)	2,500,000
12,000,000	UniCredit SpA, 0.65%, 11/15/10	12,000,000

		170,985,000

Diversified Financial Services (3.6%):
4,500,000	Rabobank Nederland NV, NY, 0.26%, 1/10/11(a)	4,500,000
5,000,000	Rabobank Nederland NV, NY, 0.26%, 1/13/11(a)	5,000,000
6,000,000	Rabobank Nederland NV, NY, 0.57%, 1/18/11	6,000,000
7,000,000	Rabobank Nederland NV, NY, 0.35%, 9/15/11(a)	7,000,000
10,000,000	UBS AG Stamford CT, 0.57%, 11/2/10	10,000,354

		32,500,354

Total Certificates of Deposit (Cost $203,485,354)		203,485,354

Commercial Paper (41.5%):
Commercial Banks (8.9%):
10,000,000	BNP Paribas Finance, Inc., 0.49%, 2/11/11(b)	9,981,897
10,000,000	BNP Paribas Finance, Inc., 0.42%, 3/1/11(b)	9,982,383
10,000,000	Credit Agricole NA, 0.40%, 2/8/11(b)	9,985,556
5,500,000	Danske Corp., 0.41%, 10/4/10(b)(c)	5,499,812
14,000,000	Danske Corp., 0.41%, 10/20/10(b)(c)	13,996,971
1,342,000	Nordea North America, Inc., 0.38%, 10/7/10(b)	1,341,915
10,000,000	NRW Bank, 0.40%, 2/3/11(b)(c)	9,986,285
10,000,000	Royal Bank of Scotland plc, 0.49%, 10/28/10(b)	9,996,325
10,000,000	State Street Corp., 0.31%, 2/22/11(b)	9,987,600

		80,758,744

Diversified Financial Services (32.6%):
10,000,000	Antalis U.S. Funding Corp., 0.56%, 10/13/10(b)(c)	9,998,133
10,000,000	Argento Variable Funding LLC, 0.44%, 10/28/10(b)(c)	9,996,738
10,000,000	Argento Variable Funding LLC, 0.56%, 2/14/11(b)(c)	9,978,844
7,000,000	BNZ International Funding, Ltd., 0.34%, 2/4/11(a)(c)	7,000,244
10,000,000	Clipper Receivables Co. LLC, 0.52%, 1/18/11(b)(c)	9,984,256
10,000,000	Clipper Receivables Co. LLC, 0.44%, 2/15/11(b)(c)	9,983,256
15,000,000	Fairway Finance Corp. LLC, 0.42%, 10/12/10(b)(c)	14,998,075
23,559,000	Manhattan Asset Funding Co., 0.22%, 10/1/10(b)(c)	23,559,000
5,000,000	Metlife Funding, Inc., 0.29%, 1/12/11(b)(c)	4,995,851
10,000,000	Nestle Capital Corp., 0.31%, 12/14/10(b)(c)	9,993,628
15,850,000	Nieuw Amsterdam Receivables, 0.52%, 10/8/10(b)(c)	15,848,397
5,000,000	Nieuw Amsterdam Receivables, 0.48%, 10/22/10(b)(c)	4,998,600
10,000,000	Nieuw Amsterdam Receivables, 0.37%, 1/7/11(b)(c)	9,989,928
15,000,000	Regency Markets No. 1 LLC, 0.47%, 10/15/10(b)(c)	14,997,258
5,000,000	Regency Markets No. 1 LLC, 0.45%, 10/20/10(b)(c)	4,998,813
25,000,000	Romulus Funding Corp., 0.44%, 10/8/10(b)(c)	24,997,861
25,000,000	Scaldis Capital LLC, 0.45%, 10/20/10(b)(c)	24,994,062
15,000,000	Scaldis Capital LLC, 0.43%, 10/25/10(b)(c)	14,995,700
15,000,000	Solitaire Funding LLC, 0.54%, 10/14/10(b)(c)	14,997,075
25,001,000	Solitaire Funding LLC, 0.46%, 10/29/10(b)(c)	24,992,055
10,153,000	Sydney Capital Corp., 0.62%, 10/15/10(b)(c)	10,150,552
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Commercial Paper, continued
Diversified Financial Services, continued
$9,500,000	Sydney Capital Corp., 0.45%, 12/16/10(b)(c)	$9,490,975
8,000,000	Windmill Funding Corp., 0.40%, 3/1/11(b)(c)	7,986,578

		293,925,879

Total Commercial Paper (Cost $374,684,623)		374,684,623

Corporate Bonds (1.3%):
Commercial Banks (1.3%):
5,000,000	Commonwealth Bank of Australia, 0.51%, 11/22/10(a)	5,000,000
6,635,000	KBC Bank NV, 1.52%, 7/1/11, MTN(a)	6,635,000

		11,635,000

Total Corporate Bonds (Cost $11,635,000)		11,635,000

Yankee Dollars (1.3%):
Commercial Banks (1.3%):
5,405,000	Westpac Banking Corp., NY, 0.31%, 10/19/10(a)	5,405,000
6,160,000	Westpac Banking Corp., NY, 0.32%, 10/21/10(a)	6,160,000

		11,565,000

Total Yankee Dollars (Cost $11,565,000)		11,565,000

Municipal Bonds (13.2%):
California (6.2%):
16,500,000	California Health Facilities Financing Authority Revenue, Series B, 0.23%, 10/1/40,LOC: JPMorgan Chase Bank(a)	16,500,000
18,095,000	California Housing Finance Agency Revenue, Series E, 0.28%, 2/1/32, AMT(a)	18,095,000
10,000,000	California Housing Finance Agency Revenue, Series E-1, 0.30%, 2/1/23,LOC: Freddie Mac, Fannie Mae, AMT(a)	10,000,000
11,000,000	Los Angeles Community Redevelopment Agency Multi-Family Housing Revenue, Series A, 0.28%, 4/15/42,Fannie Mae, LIQ FAC: Fannie Mae, AMT(a)	11,000,000

		55,595,000

Colorado (1.8%):
16,355,000	Moffat County Pollution Control Revenue, 0.26%, 5/1/13,LOC: Wells Fargo Bank N.A.(a)	16,355,000

New York (2.8%):
10,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.30%, 5/15/34,LIQ FAC: Fannie Mae, AMT(a)	10,000,000
15,000,000	New York City Housing Development Corp. Multi-Family Rent Revenue, Series A, 0.25%, 3/15/36,LIQ FAC: Fannie Mae(a)	15,000,000

		25,000,000

Pennsylvania (1.9%):
17,320,000	Pennsylvania Housing Finance Agency Revenue, Series 86B, 0.29%, 4/1/35,GO of Agency, LOC: Freddie Mac, Fannie Mae, AMT(a)	17,320,000

Texas (0.5%):
5,000,000	Houston Texas Utility System Revenue, Series D-1, 0.33%, 5/15/34,AGM(a)	5,000,000

Total Municipal Bonds (Cost $119,270,000)		119,270,000

U.S. Government Agency Mortgages (6.6%):
Federal Home Loan Mortgage Corporation (4.7%)
7,000,000	0.24%, 10/6/10(b)	6,999,766
18,000,000	0.31%, 5/5/11(a)	17,997,051
Series 1
9,000,000	0.21%, 12/29/11(a)	8,994,347
8,500,000	0.23%, 4/3/12(a)	8,494,803

		42,485,967

Federal National Mortgage Association (1.9%)
8,000,000	0.26%, 5/13/11(a)	8,000,933
9,000,000	0.25%, 7/26/12(a)	8,996,730

		16,997,663

Total U.S. Government Agency Mortgages (Cost $59,483,630)		59,483,630

U.S. Treasury Obligations (14.2%):
U.S. Treasury Bills (7.9%)
15,000,000	0.23%, 10/21/10(b)	14,998,083
12,000,000	0.23%, 11/4/10(b)	11,997,359
10,000,000	0.22%, 11/12/10(b)	9,997,398
20,000,000	0.21%, 12/2/10(b)	19,992,939
14,000,000	0.18%, 2/17/11(b)	13,990,270

		70,976,049

U.S. Treasury Notes (6.3%)
5,500,000	4.38%, 12/15/10	5,547,065
10,000,000	0.88%, 1/31/11	10,020,784
32,000,000	0.88%, 3/31/11	32,104,607
9,000,000	0.88%, 5/31/11	9,039,427

		56,711,883

Total U.S. Treasury Obligations (Cost $127,687,932)		127,687,932

Total Investment Securities (Cost $907,811,539)—100.7%		907,811,539
Net other assets (liabilities)(d) — (0.7)%		(6,278,713)

Net Assets — 100.0%		$901,532,826

Percentages indicated are based on net assets as of September 30, 2010.

AGM	Assured Guaranty Municipal Corporation

AMT	Subject to alternative minimum tax
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Money Market Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

GO	General Obligation

LIQ FAC	Liquidity Facility

LLC	Limited Liability Company

LOC	Line Letter of Credit

MTN	Medium Term Note

plc	Public Liability Company

(a)	Variable rate security. The rate presented represents the rate in effect at September 30, 2010. The date presented represents the final maturity date.

(b)	The rate represents the effective yield at September 30, 2010.

(c)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(d)	Represents cost for financial and federal tax income purposes.
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	1.3%
Canada	1.6%
France	1.1%
Germany	1.1%
Netherlands	0.8%
United Kingdom	4.5%
United States	89.6%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.4%):
Diversified Real Estate Activities (24.8%):
22,278	Beni Stabili SpA*	$20,353
604,764	Beni Stabili SpA	568,292
838,000	Capitaland, Ltd.	2,585,968
105,000	City Developments, Ltd.	1,018,309
552,000	Hang Lung Properties, Ltd.	2,692,168
326,133	Henderson Land Development Co., Ltd.	2,318,415
502,303	Kerry Properties, Ltd.	2,712,872
419,000	Mitsubishi Estate Co., Ltd.	6,833,240
335,000	Mitsui Fudosan Co., Ltd.	5,651,920
220,000	Poly Hong Kong Investment, Ltd.	235,410
230,000	Sumitomo Realty & Development Co.	4,765,735
715,584	Sun Hung Kai Properties, Ltd.	12,276,455
494,000	Wharf Holdings, Ltd. (The)	3,177,372

		44,856,509

Diversified REIT’s (9.2%):
226,650	British Land Co. plc	1,656,510
112,402	Cousins Properties, Inc.	802,550
200,047	Dexus Property Group	165,281
4,377	Fonciere des Regions	466,533
2,222	Gecina SA	263,755
467,719	GPT Group	1,330,355
10,663	ICADE	1,120,906
193,125	Land Securities Group plc	1,940,466
19,269	Liberty Property Trust	614,681
447,978	Mirvac Group	575,752
5,922	PS Business Parks, Inc.	335,008
49,340	Retail Opportunity Investments Corp.	472,184
30,820	Shaftesbury plc	209,836
649,005	Stockland Trust Group	2,408,245
47,561	Vornado Realty Trust	4,067,892
2,408	Wereldhave NV	233,801

		16,663,755

Health Care Providers & Services (0.4%):
19,194	Assisted Living Concepts, Inc., Class A*	584,265
19,005	Capital Senior Living Corp.*	101,297

		685,562

Hotels, Resorts & Cruise Lines (1.9%):
3,258	Morgans Hotel Group*	23,848
65,798	Starwood Hotels & Resorts Worldwide, Inc.	3,457,685

		3,481,533

Industrial REIT’s (1.8%):
65,248	AMB Property Corp.	1,727,115
77,950	DCT Industrial Trust, Inc.	373,380
287,308	SERGO plc	1,234,039

		3,334,534

Mortgage REIT’s (0.4%):
7,080	Colony Financial, Inc.	130,838
10,860	CreXus Investment Corp.	130,646
25,580	Starwood Property Trust, Inc.	508,275

		769,759

Office REIT’s (6.2%):
32,299	Alstria Office AG	442,396
3,082	Befimmo SCA Sicafi	260,565
35,489	Boston Properties, Inc.	2,949,846
315,000	CapitaCommercial Trust	354,892
506,631	Commonwealth Property Office Fund	450,401
10,004	CommonWealth REIT	256,102
25,844	Derwent Valley Holdings plc	611,353
4,650	Digital Realty Trust, Inc.	286,905
6,790	Douglas Emmett, Inc.	118,893
26,390	Duke Realty Corp.	305,860
55,980	Great Portland Estates plc	300,276
17,380	Hudson Pacific Properties, Inc.	284,511
112	Japan Real Estate Investment Corp.	1,019,657
8,080	Kilroy Realty Corp.	267,771
48,734	Mack-Cali Realty Corp.	1,594,089
134	Nippon Building Fund, Inc.	1,173,683
1,350	Parkway Properties, Inc.	19,980
1,416	Societe de la Tour Eiffel	112,221
2,354	Societe Immobiliere de Locationpour l’Industrie et le Commerce	303,758

		11,113,159

Real Estate Investment Trusts (REITs) (0.9%):
4,190	American Campus Communities, Inc.	127,544
12,605	BioMed Realty Trust, Inc.	225,881
46,000	CapitaMalls Asia, Ltd.	75,722
85,400	CFS Retail Property Trust*	156,381
7,950	Coresite Realty Corp.*	130,300
910	Lexington Corporate Properties Trust	6,516
240,501	LXB Retail Properties plc*	376,810
130,813	Metric Property Investments plc*	217,886
17,060	Winthrop Realty Trust	210,862

		1,527,902

Real Estate Management & Development (5.4%):
136,000	Agile Property Holdings, Ltd.	153,863
62,500	Allgreen Properties, Ltd.	56,172
12,233	Atrium European Real Estate Ltd.	68,012
14,573	Atrium Ljungberg AB, B Shares	164,934
2,485,087	BGP Holdings plc*	—
43,900	BR Properties SA	422,989
94,395	Capital & Counties Properties plc*	194,669
1,559,120	China Overseas Land & Investment, Ltd.	3,299,836
1,047,000	China Resources Land, Ltd.	2,129,579
6,595	Conwert Immobilien Invest AG	95,052
810,500	Guangzhou R&F Properties Co., Ltd.	1,135,016
361,181	Keppel Land, Ltd.	1,111,626
110,500	Shimao Property Holdings, Ltd.	183,736
106,000	Sino Land Co., Ltd.	218,991
164,282	ST Modwen Properties plc	438,419
20,000	Tokyo Tatemono Co., Ltd.	76,877
13,000	United Industrial Corp., Ltd.	23,134

		9,772,905

Real Estate Operating Companies (10.8%):
66,200	BR Malls Participacoes SA	546,677
180,781	Brookfield Properties Corp.	2,805,721
476,643	Capital & Regional plc*	258,332
10,842	Castellum AB	144,352
58,785	Citycon Oyj	250,891
10,937	Deutsche Euroshop AG	387,020
63,166	Development Securities plc	228,431
156,990	Forest City Enterprises, Inc., Class A*	2,014,182
329,870	Grainger Trust plc	569,244
887,500	Hongkong Land Holdings, Ltd.	5,516,231
67,069	Hufvudstaden AB	723,127
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Operating Companies, continued
386,250	Hysan Development Co., Ltd.	$1,381,521
166,269	Minerva plc*	245,612
909	NTT Urban Development Corp.	766,197
39,619	Prologis European Properties*	239,328
18,156	PSP Swiss Property AG	1,343,082
448,858	Quintain Estates & Development plc*	305,665
347,458	Safestore Holdings, Ltd.	676,014
30,026	Sponda Oyj	145,901
4,094	Swiss Prime Site AG	290,571
199,475	Unite Group plc*	690,199

		19,528,298

Residential REIT’s (7.3%):
14,310	Apartment Investment & Management Co., Class A	305,948
24,278	AvalonBay Communities, Inc.	2,523,213
14,474	Boardwalk REIT	661,363
30	BRE Properties, Inc.	1,245
36,385	Camden Property Trust	1,745,388
22,698	Equity Lifestyle Properties, Inc.	1,236,587
124,521	Equity Residential Properties Trust	5,923,464
639,000	Evergrande Real Estate Group, Ltd.	215,202
18,745	Post Properties, Inc.	523,360

		13,135,770

Retail REIT’s (19.8%):
40,866	Acadia Realty Trust	776,454
306,000	CapitaMall Trust	500,797
542,971	CFS Retail Property Trust	994,265
17,433	Corio NV	1,192,349
15,789	Eurocommercial Properties NV	732,595
13,700	Federal Realty Investment Trust	1,118,742
255,902	Hammerson plc	1,585,937
11,310	Kite Realty Group Trust	50,216
29,488	Klepierre	1,139,866
94,395	Liberty International plc	544,600
12,398	Macerich Co. (The)	532,494
11,261	Mercialys SA	438,757
83,791	Regency Centers Corp.	3,307,231
81,520	RioCan	1,816,487
78,414	Simon Property Group, Inc.	7,272,114
324,000	Suntec REIT	372,385
5,975	Taubman Centers, Inc.	266,545
22,990	Unibail	5,111,362
968	Vastned Retail NV	65,922
680,067	Westfield Group	8,056,857

		35,875,975

Specialized REIT’s (7.5%):
127,254	Big Yellow Group plc	652,894
29,880	Extendicare REIT	297,754
55,472	HCP, Inc.	1,995,883
47,616	Healthcare Realty Trust, Inc.	1,113,738
261,425	Host Hotels & Resorts, Inc.	3,785,434
3,960	LTC Properties, Inc.	101,059
8,880	Nationwide Health Properties, Inc.	343,390
32,018	Public Storage, Inc.	3,107,027
56,204	Senior Housing Properties Trust	1,320,794
8,597	Sovran Self Storage, Inc.	325,826
9,886	Ventas, Inc.	509,821

		13,553,620

Total Common Stocks (Cost $138,600,749)		174,299,281

Warrants (0.0%):
Diversified REIT’s (0.0%):
3,713	Fonciere des Regions*	5,010

Total Warrants (Cost $—)		5,010

Investment Company (2.6%):
4,795,286	Dreyfus Treasury Prime Cash Management, 0.00%(a)	4,795,286

Total Investment Company (Cost $4,795,286)		4,795,286

Total Investment Securities (Cost $143,396,035)(b)—99.0%		179,099,577
Net other assets (liabilities) — 1.0%		1,743,876

Net Assets — 100.0%		$180,843,453

Percentages indicated are based on net assets as of September 30, 2010.

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $160,891,886. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$20,927,677
Unrealized depreciation	(2,719,986)

Net unrealized appreciation/(depreciation)	18,207,691

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Global Real Estate Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
As of September 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract	Fair	Appreciation/
Short Contracts	Counterparty	Date	Amount	Value	(Depreciation)
Deliver 646,630 Hong Kong Dollars in exchange for U.S. Dollars	Credit Suisse	10/4/10	$83,331	$83,345	$(14)

					$(14)

As of September 30, 2010 the Fund’s open forward cross currency contracts were as follows:

								Net
								Unrealized
			Amount		Amount	Contract	Market	Appreciation/
Purchase/Sale	Counterparty		Purchased		Sold	Value	Value	(Depreciation)
Euro/Swedish Krona	Westpac Banking Corp	EUR	$25,610	SEK	$234,689	$34,909	$34,979	$70
British Pound/European Euro	Westpac Banking Corp	GBP	30,151	EUR	35,064	47,357	46,921	(436)

								$366

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	7.9%
Austria	0.1%
Belgium	0.1%
Belize	0.2%
Bermuda	3.1%
Brazil	0.3%
Canada	3.1%
China	0.1%
Finland	0.2%
France	5.0%
Germany	0.5%
Hong Kong	17.9%
Italy	0.3%
Japan	11.3%
Jersey	0.0%
Luxembourg	0.1%
Netherlands	1.2%
Singapore	3.4%
Sweden	0.6%
Switzerland	0.9%
United Kingdom	7.2%
United States	36.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Auto Components (1.4%):
340,000	NGK SPARK PLUG Co., Ltd.	$4,560,573

Automobiles (1.0%):
88,600	Toyota Motor Corp.	3,176,407

Beverages (1.5%):
135,829	Dr Pepper Snapple Group, Inc.	4,824,646

Chemicals (3.7%):
65,096	Akzo Nobel NV	4,026,785
96,400	NITTO DENKO Corp.	3,781,621
22,388	Orica, Ltd.	556,214
459,000	SUMITOMO CHEMICALl Co., Ltd.	2,017,580
151,800	TAIYO NIPPON SANSO Corp.	1,294,311

		11,676,511

Commercial Banks (9.6%):
354,282	Banco Santander SA	4,488,168
1,246,009	Barclays plc	5,850,216
185,000	Chiba Bank, Ltd. (The)	1,081,399
703,260	HSBC Holdings plc	7,121,027
1,324,107	Lloyds Banking Group plc*	1,545,143
72,778	Societe Generale	4,213,036
124,772	Sumitomo Mitsui Financial Group, Inc.	3,641,757
540,000	Sumitomo Trust & Banking Co., Ltd. (The)	2,710,154

		30,650,900

Construction Materials (3.3%):
270,768	CRH plc	4,462,458
91,684	Holcim, Ltd., Registered Shares	5,895,466

		10,357,924

Diversified Financial Services (0.7%):
121,308	UBS AG, Registered Shares*	2,063,844

Diversified Telecommunication Services (1.6%):
108,972	France Telecom SA	2,357,674
107,514	Telefonica SA	2,666,903

		5,024,577

Electric Utilities (2.4%):
104,418	E.ON AG	3,084,419
264,174	Scottish & Southern Energy plc	4,641,063

		7,725,482

Electrical Equipment (2.7%):
141,737	Legrand SA	4,795,782
430,000	Mitsubishi Electric Corp.	3,709,733

		8,505,515

Electronic Equipment, Instruments & Components (3.9%):
201,900	HOYA Corp.	4,935,410
26,800	Keyence Corp.	5,846,192
31,000	TDK Corp.	1,734,886

		12,516,488

Food & Staples Retailing (1.4%):
957,744	William Morrison Supermarkets plc	4,450,275

Food Products (7.4%):
223,602	Nestle SA	11,920,171
388,627	Unilever NV	11,642,573

		23,562,744

Household Durables (1.3%):
442,100	Sekisui House, Ltd.	3,979,905

Household Products (4.0%):
98,400	Kao Corp.	2,402,279
189,426	Reckitt Benckiser Group plc	10,426,441

		12,828,720

Industrial Conglomerates (2.0%):
327,097	Smiths Group plc	6,271,572

Insurance (7.6%):
95,111	Admiral Group plc	2,486,465
815,828	AMP, Ltd.	4,028,533
1,277,367	Legal & General Group plc	2,080,778
147,100	MS&AD Insurance Group Holdings, Inc.	3,386,574
841,506	Prudential plc	8,421,316
174,050	T&D Holdings, Inc.	3,637,542

		24,041,208

Machinery (1.8%):
58,056	Vallourec SA	5,776,474

Marine (0.7%):
356,723	Mitsui O.S.K. Lines, Ltd.	2,249,321

Media (1.8%):
52,400	Asatsu-DK, Inc.	1,132,053
556,444	Reed Elsevier plc	4,709,449

		5,841,502

Metals & Mining (1.9%):
60,191	ArcelorMittal	1,991,869
106,823	BHP Billiton plc	3,410,399
453,265	OZ Minerals, Ltd.	637,302

		6,039,570

Multi-Utilities (0.7%):
254,445	National Grid plc	2,159,647

Oil, Gas & Consumable Fuels (7.4%):
282,799	BG Group plc	4,971,999
613,827	BP plc	4,195,839
57,607	Cenovus Energy, Inc.	1,657,195
36,075	EnCana Corp.	1,090,387
169,518	Eni SpA	3,659,424
395	INPEX Corp.	1,860,088
358,876	Santos, Ltd.	4,448,053
30,806	Total SA	1,588,783

		23,471,768

Pharmaceuticals (8.9%):
52,800	Astellas Pharma, Inc.	1,910,518
132,674	Bayer AG	9,250,937
146,898	Novartis AG, Registered Shares	8,466,992
64,085	Roche Holding AG	8,752,409

		28,380,856

Professional Services (1.4%):
2,578,157	Hays plc	4,583,080

Real Estate Management & Development (0.9%):
181,000	Mitsubishi Estate Co., Ltd.	2,951,829

Semiconductors & Semiconductor Equipment (2.5%):
33,000	ROHM Co., Ltd.	2,041,173
120,500	Tokyo Electron, Ltd.	6,063,178

		8,104,351

Specialty Retail (0.5%):
267,495	Esprit Holdings, Ltd.	1,441,887

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Tobacco (7.2%):
306,121	British American Tobacco plc	$11,435,681
385,740	Imperial Tobacco Group plc	11,509,992

		22,945,673

Trading Companies & Distributors (4.4%):
300,129	Bunzl plc	3,581,171
223,900	Mitsubishi Corp.	5,314,807
137,671	Travis Perkins plc*	1,827,296
134,593	Wolseley plc*	3,387,993

		14,111,267

Wireless Telecommunication Services (2.3%):
1,137	NTT DoCoMo, Inc.	1,899,343
2,131,470	Vodafone Group plc	5,275,704

		7,175,047

Total Common Stocks (Cost $302,380,972)		311,449,563

Investment Company (1.7%):
5,386,771	Dreyfus Treasury Prime Cash Management, 0.00%(a)	5,386,771

Total Investment Company (Cost $5,386,771)		5,386,771

Total Investment Securities (Cost $307,767,743)(b)—99.6%		316,836,334
Net other assets (liabilities) — 0.4%		1,346,456

Net Assets — 100.0%		$318,182,790

Percentages indicated are based on net assets as of September 30, 2010.

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $311,321,488. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$21,291,176
Unrealized depreciation	(15,776,330)

Net unrealized appreciation/(depreciation)	5,514,846

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley International Equity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
As of September 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract		Appreciation/
Long Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Receive 14,105,135 Japanese Yen in exchange for U.S. Dollars	State Street	10/4/10	$169,390	$169,010	$(380)

					$(380)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	3.1%
Canada	0.9%
France	5.9%
Germany	3.9%
Hong Kong	0.5%
Ireland	1.4%
Italy	1.2%
Japan	24.3%
Netherlands	5.6%
Spain	2.3%
Switzerland	11.7%
United Kingdom	36.0%
United States	3.2%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.9%):
Air Freight & Logistics (3.6%):
87,971	C.H. Robinson Worldwide, Inc.	$6,150,932
182,503	Expeditors International of Washington, Inc.	8,437,114

		14,588,046

Beverages (1.0%):
132,395	Coca-Cola Enterprises, Inc.	4,104,245

Capital Markets (3.1%):
164,075	Calamos Asset Management, Inc., Class A	1,886,862
80,261	Greenhill & Co., Inc.	6,366,303
80,442	T. Rowe Price Group, Inc.	4,027,329

		12,280,494

Chemicals (3.5%):
143,631	Intrepid Potash, Inc.*	3,744,460
216,017	Nalco Holding Co.	5,445,789
153,804	Rockwood Holdings, Inc.*	4,840,212

		14,030,461

Commercial Services & Supplies (2.9%):
354,886	Covanta Holding Corp.	5,589,454
89,620	Stericycle, Inc.*	6,226,798

		11,816,252

Computers & Peripherals (2.8%):
288,382	Teradata Corp.*	11,120,010

Construction Materials (1.6%):
66,434	Martin Marietta Materials, Inc.	5,113,425
41,580	Texas Industries, Inc.	1,310,601

		6,424,026

Distributors (3.0%):
2,144,121	Li & Fung, Ltd.	12,001,614

Diversified Consumer Services (2.3%):
60,185	New Oriental Education & Technology Group, Inc., SP ADR*	5,872,852
20,067	Strayer Education, Inc.	3,501,692

		9,374,544

Diversified Financial Services (6.2%):
91,121	CIT Group, Inc.*	3,719,559
42,260	Intercontinental Exchange, Inc.*	4,425,467
252,840	Leucadia National Corp.*	5,972,081
68,613	Moody’s Corp.	1,713,953
269,756	MSCI, Inc., Class A*	8,958,597

		24,789,657

Health Care Equipment & Supplies (4.2%):
129,465	Gen-Probe, Inc.*	6,273,874
85,057	IDEXX Laboratories, Inc.*	5,249,718
13,614	Intuitive Surgical, Inc.*	3,862,836
161,766	Ironwood Pharmaceuticals, Inc.*	1,646,778

		17,033,206

Hotels, Restaurants & Leisure (12.2%):
11,010	Chipotle Mexican Grill, Inc., Class A*	1,893,720
271,522	Ctrip.com International, Ltd., SP ADR*	12,965,175
494,550	Edenred*	9,796,102
377,261	Las Vegas Sands Corp.*	13,147,546
127,010	Wynn Resorts, Ltd.	11,020,658

		48,823,201

Household Durables (2.0%):
244,734	Gafisa SA, SP ADR	3,790,930
6,232	NVR, Inc.*	4,035,407

		7,826,337

Internet & Catalog Retail (5.8%):
61,996	Netflix, Inc.*	10,053,271
38,308	Priceline.com, Inc.*	13,344,209

		23,397,480

Internet Software & Services (2.7%):
116,922	Akamai Technologies, Inc.*	5,867,146
2,354,000	Alibaba.com, Ltd.*	4,903,235

		10,770,381

IT Services (2.8%):
191,584	Gartner, Inc.*	5,640,233
356,159	Redecard SA	5,562,287

		11,202,520

Life Sciences Tools & Services (4.1%):
219,808	Illumina, Inc.*	10,814,553
88,389	Techne Corp.	5,456,253

		16,270,806

Machinery (2.1%):
77,166	Schindler Holding AG	8,283,171

Media (4.9%):
110,846	Discovery Communications, Inc., Class C*	4,233,209
326,395	Groupe Aeroplan, Inc.	4,010,920
115,312	Morningstar, Inc.*	5,138,303
130,220	Naspers, Ltd.	6,372,268

		19,754,700

Metals & Mining (0.5%):
1,658,430	Lynas Corp., Ltd.*	2,187,605

Multiline Retail (0.9%):
22,551	Dollar Tree, Inc.*	1,099,587
32,487	Sears Holdings Corp.*	2,343,612

		3,443,199

Oil, Gas & Consumable Fuels (4.1%):
86,751	Petrohawk Energy Corp.*	1,400,161
153,119	Range Resources Corp.	5,838,428
222,738	Ultra Petroleum Corp.*	9,350,541

		16,589,130

Personal Products (2.4%):
170,608	Mead Johnson Nutrition Co., Class A	9,709,301
1,900	Natura Cosmeticos SA	51,338

		9,760,639

Professional Services (6.4%):
94,042	Corporate Executive Board Co.	2,967,966
74,045	IHS, Inc., Class A*	5,035,060
320,886	Intertek Group plc	9,232,969
305,820	Verisk Analytics, Inc., Class A*	8,566,018

		25,802,013

Semiconductors & Semiconductor Equipment (1.0%):
206,859	ARM Holdings plc, SP ADR	3,880,675

Software (10.5%):
151,628	Autodesk, Inc.*	4,847,547
39,556	Citrix Systems, Inc.*	2,699,301
8,000	FactSet Research Systems, Inc.	649,040
183,663	Red Hat, Inc.*	7,530,183
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Software, continued
82,748	Rovi Corp.*	$4,171,327
117,015	Salesforce.com, Inc.*	13,082,277
210,675	Solera Holdings, Inc.	9,303,408

		42,283,083

Trading Companies & Distributors (1.4%):
106,391	Fastenal Co.	5,658,937

Wireless Telecommunication Services (0.9%):
37,906	Millicom International Cellular SA	3,637,081

Total Common Stocks (Cost $319,864,083)		397,133,513

Preferred Stock (0.4%):
Pharmaceuticals (0.4%):
162,545	Ironwood Pharmaceuticals, Inc.(a)	1,654,708

Total Preferred Stock (Cost $1,950,540)		1,654,708

Private Placement (0.5%):
Transportation Infrastructure (0.5%):
682,027	Better Place LLC(a)(b)	2,046,081

Total Private Placement (Cost $2,046,081)		2,046,081

Investment Company (1.7%):
6,739,848	Dreyfus Treasury Prime Cash Management, 0.00%(c)	6,739,848

Total Investment Company (Cost $6,739,848)		6,739,848

Total Investment Securities (Cost $330,600,552)(d)—101.5%		407,574,150
Net other assets (liabilities) — (1.5)%		(6,171,866)

Net Assets — 100.0%		$401,402,284

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

LLC	Limited Liability Company

plc	Public Liability Company

*	Non-income producing security.

(a)	Security was fair valued as of September 30, 2010. Represents 0.9% of the net assets of the Fund.

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2010, these securities represent 0.5% of the net assets of the Fund.

(c)	The rate represents the effective yield at September 30, 2010.

(d)	Cost for federal income tax purposes is $333,955,885. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$98,244,555
Unrealized depreciation	(24,626,290)

Net unrealized appreciation/(depreciation)	73,618,265

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Morgan Stanley Mid Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
As of September 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract		Appreciation/
Long Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Receive 272,265 European Euros in exchange for U.S. Dollars	Mellon Bank	10/4/10	$371,125	$371,114	$(11)
Receive 159,578 European Euros in exchange for U.S. Dollars	State Street	10/5/10	217,423	217,512	89

					$78

					Unrealized
		Delivery	Contract		Appreciation/
Short Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Deliver 4,804,386 Hong Kong Dollars in exchange for U.S. Dollars	State Street	10/4/10	$619,297	$619,243	$54
Deliver 5,575,776 Hong Kong Dollars in exchange for U.S. Dollars	UBS Warburg	10/5/10	718,463	718,673	(210)

					$(156)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	0.5%
Brazil	2.3%
Canada	3.3%
Cayman Islands	4.6%
China	1.2%
France	2.4%
Hong Kong	2.9%
Luxembourg	0.9%
South Africa	1.6%
Switzerland	2.0%
United Kingdom	3.2%
United States	75.1%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.8%):
Automobiles (5.4%):
2,464	Bayerische Motoren Werke AG (BMW)	$173,047
3,200	Honda Motor Co.	113,858
503	Hyundai Motor Co.	67,504

		354,409

Beverages (2.9%):
1,841	Anheuser-Busch InBev NV	108,147
1,561	Heineken NV	81,134

		189,281

Chemicals (3.2%):
28,805	Incitec Pivot, Ltd.	99,931
2,548	Umicore	110,206

		210,137

Commercial Banks (15.9%):
18,108	Barclays plc	85,020
1,970	BNP Paribas, Inc.	140,764
45,500	BOC Hong Kong Holdings, Ltd.	144,271
46,700	CIMB Group Holdings Bhd	123,591
2,700	Danske Bank A/S*	65,100
9,000	DBS Group Holdings, Ltd.	96,316
5,000	DnB NOR ASA	68,200
17,155	HSBC Holdings plc	173,707
16,400	Mitsubishi UFJ Financial Group, Inc.	76,564
2,332	Standard Chartered plc	67,002

		1,040,535

Computers & Peripherals (1.0%):
10,938	Imagination Technologies Group plc*	65,671

Construction & Engineering (1.0%):
47,000	China Railway Construction Corp.	63,121

Electric Utilities (1.7%):
14,000	Hongkong Electric Holdings, Ltd.	85,107
1,200	Tokyo Electric Power Co., Inc. (The)	29,285

		114,392

Electrical Equipment (1.5%):
4,363	Tognum AG	97,406

Energy Equipment & Services (2.7%):
3,741	Petrofac, Ltd.	80,746
2,388	Saipem SpA	95,859

		176,605

Food Products (4.3%):
3,941	Nestle SA	210,094
1,020	Nutreco Holding NV	74,630

		284,724

Health Care Equipment & Supplies (2.4%):
1,563	Essilor International SA Cie Generale d’Optique	107,580
2,000	Olympus Co., Ltd.	52,541

		160,121

Health Care Providers & Services (2.5%):
1,671	Fresenius Medical Care AG & Co. KGaA	103,193
14,800	Sinopharm Group Co., Ltd., H Shares	60,971

		164,164

Household Products (1.8%):
2,154	Reckitt Benckiser Group plc	118,561

Industrial Conglomerates (3.0%):
2,054	Koninklijke Philips Electronics NV	64,740
1,249	Siemens AG	132,343

		197,083

Insurance (2.0%):
5,035	Admiral Group plc	131,629

Internet Software & Services (0.9%):
600	Baidu, Inc., SP ADR*	61,572

Life Sciences Tools & Services (1.2%):
4,400	QIAGEN NV*	78,794

Machinery (4.4%):
1,000	Fanuc, Ltd.	126,860
4,200	Komatsu, Ltd.	97,809
619	Vallourec SA	61,589

		286,258

Media (1.5%):
2,574	Eutelsat Communications	98,295

Metals & Mining (6.2%):
1,900	Barrick Gold Corp.	87,833
2,606	Rio Tinto, Ltd.	193,330
3,960	Vale SA, SP ADR	123,829

		404,992

Office Electronics (1.6%):
2,200	Canon, Inc.	102,899

Oil, Gas & Consumable Fuels (2.3%):
1,800	Canadian Natural Resources, Ltd.	62,281
4,575	Tullow Oil plc	91,633

		153,914

Personal Products (1.0%):
586	L’Oreal SA	66,021

Pharmaceuticals (7.5%):
5,533	Aspen Pharmacare Holdings, Ltd.*	74,698
2,666	AstraZeneca plc	135,337
1,725	Novo Nordisk A/S, B Shares	170,764
4,842	Shire plc	109,018

		489,817

Real Estate Management & Development (2.4%):
10,000	Hongkong Land Holdings, Ltd.	62,155
15,000	Wharf Holdings, Ltd. (The)	96,479

		158,634

Semiconductors & Semiconductor Equipment (6.6%):
2,798	Aixtron AG	84,335
17,027	ARM Holdings plc	106,124
2,234	ASML Holding NV	66,978
16,396	Infineon Technologies AG*	113,678
6,400	Taiwan Semiconductor Manufacturing Co., Ltd., SP ADR	64,896

		436,011

Software (1.4%):
2,909	Temenos Group AG*	89,205

Textiles, Apparel & Luxury Goods (3.6%):
1,681	Adidas AG	104,201
2,685	Cie Financiere Richemont, Class A	129,262

		233,463

Tobacco (1.5%):
2,640	British American Tobacco plc	98,622

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Trading Companies & Distributors (0.9%):
2,400	Mitsubishi Corp.	$56,970

Wireless Telecommunication Services (3.5%):
900	Millicom International Cellular SA	86,355
57,652	Vodafone Group plc	142,697

		229,052

Total Common Stocks (Cost $5,746,909)		6,412,358

Investment Company (2.0%):
133,722	Dreyfus Treasury Prime Cash Management, 0.00%(a)	133,722

Total Investment Company (Cost $133,722)		133,722

Total Investment Securities (Cost $5,880,631)(b)—99.8%		6,546,080
Net other assets (liabilities) — 0.2%		10,151

Net Assets — 100.0%		$6,556,231

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $5,904,528. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$ 720,850
Unrealized depreciation	(79,298)

Net unrealized appreciation/(depreciation)	641,552

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NACM International Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
As of September 30, 2010 the Fund’s open foreign currency exchange contracts were as follows:

					Unrealized
		Delivery	Contract		Appreciation/
Long Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Receive 21,699 Swiss Franc in exchange for U.S. Dollars	Northern Trust	10/4/10	$22,224	$22,088	$(136)
Receive 12,324 European Euro in exchange for U.S. Dollars	Northern Trust	10/4/10	16,798	16,798	—
Receive 48,119 European Euro in exchange for U.S. Dollars	BBH	10/5/10	65,533	65,589	56
Receive 21,319 British Pounds in exchange for U.S. Dollars	Barlay Investments, Inc.	10/4/10	33,636	33,483	(153)

					$(233)

					Unrealized
		Delivery	Contract		Appreciation/
Short Contracts	Counterparty	Date	Amount	Fair Value	(Depreciation)
Deliver 7,157,280 Japanese Yen in exchange for U.S. Dollars	BBH	10/4/10	$85,553	$85,760	$(207)
Deliver 561,877 Swedish Kronas in exchange for U.S. Dollars	Barlay Investment, Inc.	10/4/10	83,634	83,406	228

					$21

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	4.5%
Belgium	3.3%
Bermuda	0.9%
Brazil	1.9%
Canada	2.3%
Cayman Islands	0.9%
China	1.0%
Denmark	3.6%
France	7.2%
Germany	12.4%
Hong Kong	5.9%
Italy	1.5%
Japan	10.1%
Luxembourg	1.3%
Malaysia	1.9%
Netherlands	5.6%
Norway	1.0%
Singapore	1.5%
South Africa	1.1%
South Korea	1.0%
Switzerland	6.5%
Taiwan	1.0%
United Kingdom	21.6%
United States	2.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.9%):
Aerospace & Defense (1.9%):
133,050	BAE Systems plc, SP ADR	$2,865,897

Airlines (1.0%):
26,900	Copa Holdings SA, Class A	1,450,179

Automobiles (1.1%):
26,500	Fuji Heavy Industries, Ltd., ADR*	1,683,810

Beverages (3.8%):
38,100	Coca-Cola Femsa S.A.B. de C.V., SP ADR	2,980,182
40,400	Diageo plc, SP ADR	2,788,004

		5,768,186

Chemicals (4.2%):
45,100	Agrium, Inc.	3,382,049
7,700	Nitto Denko Corp., ADR*	3,050,971

		6,433,020

Commercial Banks (9.6%):
133,500	Australia And New Zealand Banking Group, Ltd., SP ADR	3,062,490
204,700	Banco Bilbao Vaizcaya-Argentaria SA, SP ADR	2,759,356
153,100	Banco Bradesco SA, SP ADR	3,120,178
39,600	Toronto-Dominion Bank	2,861,496
101,600	United Overseas Bank, Ltd., SP ADR	2,833,624

		14,637,144

Communications Equipment (1.0%):
144,650	Nokia OYJ, SP ADR	1,450,840

Computers & Peripherals (0.9%):
40,400	Fujitsu, Ltd., SP ADR	1,429,756

Construction Materials (1.5%):
141,450	CRH plc, SP ADR	2,353,728

Diversified Telecommunication Services (4.7%):
201,700	France Telecom SA, SP ADR	4,342,601
224,700	Telstra Corp., Ltd., SP ADR	2,851,443

		7,194,044

Electric Utilities (3.0%):
201,600	CIA Paranaense de Energia, SP ADR	4,485,600

Food & Staples Retailing (2.8%):
59,700	Delhaize Group, SP ADR	4,319,892

Food Products (1.9%):
100,400	Unilever plc, SP ADR	2,921,640

Health Care Equipment & Supplies (2.0%):
75,200	Covidien plc	3,022,288

Hotels, Restaurants & Leisure (2.0%):
351,500	Compass Group plc, SP ADR	2,987,750

Industrial Conglomerates (1.9%):
28,100	Siemens AG, SP ADR	2,961,740

Insurance (7.6%):
88,700	Axis Capital Holdings, Ltd.	2,921,778
73,000	RenaissanceRe Holdings, Ltd.	4,377,080
182,400	Zurich Financial Services AG, SP ADR	4,259,040

		11,557,898

IT Services (1.0%):
34,300	Accenture plc, Class A	1,457,407

Media (1.9%):
184,100	Pearson plc, SP ADR	2,857,232

Metals & Mining (4.9%):
25,700	POSCO, SP ADR	2,929,286
26,800	Rio Tinto plc SP, SP ADR	1,573,964
261,800	Yamana Gold, Inc.	2,984,520

		7,487,770

Multiline Retail (1.0%):
125,850	Marks & Spencer Group plc, SP ADR	1,524,043

Oil, Gas & Consumable Fuels (15.3%):
49,500	Frontline, Ltd.	1,407,285
139,600	Nexen, Inc.	2,805,960
77,100	Petroleo Brasileiro SA, SP ADR	2,796,417
72,100	Royal Dutch Shell plc, SP ADR	4,347,630
101,700	Sasol, Ltd., SP ADR	4,555,143
209,100	Statoil ASA, SP ADR	4,386,918
38,400	TransCanada Corp.	1,425,408
64,700	Yanzhou Coal Mining Co., Ltd., SP ADR	1,576,739

		23,301,500

Paper & Forest Products (2.1%):
209,600	Svenska Cellulosa AB, SP ADR	3,188,016

Pharmaceuticals (7.0%):
89,900	AstraZeneca plc, SP ADR	4,557,930
115,400	GlaxoSmithKline plc, SP ADR	4,560,608
27,500	Teva Pharmaceutical Industries, Ltd., SP ADR	1,450,625

		10,569,163

Semiconductors & Semiconductor Equipment (1.0%):
276,650	Siliconware Precision Industries Co., SP ADR	1,502,210

Software (1.0%):
89,700	Sage Group plc (The), ADR	1,571,544

Tobacco (2.0%):
41,300	British American Tobacco plc, SP ADR	3,085,523

Trading Companies & Distributors (2.0%):
9,900	Mitsui & Co., Ltd., SP ADR	2,970,000

Water Utilities (3.9%):
131,400	Companhia de Saneamento Basico do Estado de Sao Paulo, SP ADR	5,980,014

Wireless Telecommunication Services (2.9%):
167,300	SK Telecom Co., Ltd., SP ADR	2,922,731
88,750	Turkcell Iletisim Hizmetleri AS, SP ADR	1,487,450

		4,410,181

Total Common Stocks (Cost $132,412,036)		147,428,015

Investment Company (5.0%):
7,516,434	Dreyfus Treasury Prime Cash Management, 0.00%(a)	7,516,434

Total Investment Company (Cost $7,516,434)		7,516,434

Total Investment Securities (Cost $139,928,470)(b)—101.9%		154,944,449
Net other assets (liabilities) — (1.9)%		(2,817,356)

Net Assets — 100.0%		$152,127,093

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL NFJ International Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $139,928,470. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,916,113
Unrealized depreciation	(2,900,134)

Net unrealized appreciation/(depreciation)	15,015,979

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	3.8%
Belgium	2.8%
Bermuda	5.6%
Brazil	10.6%
Canada	8.7%
Finland	0.9%
France	2.8%
Germany	1.9%
Ireland	4.4%
Israel	0.9%
Japan	5.9%
Mexico	1.9%
Norway	2.8%
Panama	0.9%
Singapore	1.8%
South Africa	2.9%
South Korea	3.8%
Spain	1.8%
Sweden	2.1%
Switzerland	2.7%
Taiwan	1.0%
Turkey	1.0%
United Kingdom	23.1%
United States	5.9%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.0%):
Aerospace & Defense (3.0%):
477	Alliant Techsystems, Inc.*	$35,966
9,228	Boeing Co. (The)	614,031
525	Goodrich Corp.	38,708
11,500	Honeywell International, Inc.	505,310
3,642	Lockheed Martin Corp.	259,602
2,134	Precision Castparts Corp.	271,765
1,242	Rockwell Collins, Inc.	72,346
284	Spirit AeroSystems Holdings, Inc., Class A*	5,660
731	TransDigm Group, Inc.	45,359
12,801	United Technologies Corp.	911,815

		2,760,562

Air Freight & Logistics (1.4%):
2,490	C.H. Robinson Worldwide, Inc.	174,101
3,195	Expeditors International of Washington, Inc.	147,705
3,037	FedEx Corp.	259,663
10,719	United Parcel Service, Inc., Class B	714,850
1,261	UTI Worldwide, Inc.	20,277

		1,316,596

Airlines (0.3%):
1,669	AMR Corp.*	10,465
2,060	Continental Airlines, Inc., Class B*	51,170
294	Copa Holdings SA, Class A	15,849
11,851	Delta Air Lines, Inc.*	137,946
1,470	Southwest Airlines Co.	19,213
1,935	UAL Corp.*	45,724

		280,367

Auto Components (0.6%):
416	Autoliv, Inc.	27,177
1,635	BorgWarner, Inc.*	86,034
98	Federal-Mogul Corp.*	1,853
2,157	Gentex Corp.	42,083
3,702	Goodyear Tire & Rubber Co.*	39,797
9,521	Johnson Controls, Inc.	290,390
239	Lear Corp.*	18,864
160	Tesla Motors, Inc.*	3,242
829	TRW Automotive Holdings Corp.*	34,453
975	WABCO Holdings, Inc.*	40,892

		584,785

Automobiles (0.8%):
50,059	Ford Motor Co.*	612,722
3,533	Harley-Davidson, Inc.	100,478
494	Thor Industries, Inc.	16,500

		729,700

Beverages (2.7%):
1,196	Brown-Forman Corp., Class B	73,722
23,587	Coca-Cola Co. (The)	1,380,311
2,932	Coca-Cola Enterprises, Inc.	90,892
1,157	Dr Pepper Snapple Group, Inc.	41,097
857	Hansen Natural Corp.*	39,953
13,919	PepsiCo, Inc.	924,778

		2,550,753

Biotechnology (1.7%):
52	Abraxis BioScience, Inc.*	4,022
1,351	Alexion Pharmaceuticals, Inc.*	86,950
2,165	Amylin Pharmaceuticals, Inc.*	45,140
1,552	BioMarin Pharmaceutical, Inc.*	34,687
6,917	Celgene Corp.*	398,488
2,160	Dendreon Corp.*	88,949
3,048	Genzyme Corp.*	215,768
12,588	Gilead Sciences, Inc.*	448,259
2,829	Human Genome Sciences, Inc.*	84,276
1,537	Myriad Genetics, Inc.*	25,222
927	Regeneron Pharmaceuticals, Inc.*	25,400
743	Talecris Biotherapeutics Holdings Corp.*	17,000
761	United Therapeutics Corp.*	42,624
3,034	Vertex Pharmaceuticals, Inc.*	104,885

		1,621,670

Building Products (0.1%):
23	Armstrong World Industries, Inc.*	955
725	Lennox International, Inc.	30,225
1,603	Masco Corp.	17,649
996	Owens Corning, Inc.*	25,527
436	USG Corp.*	5,751

		80,107

Capital Markets (1.4%):
778	Affiliated Managers Group, Inc.*	60,692
787	Ameriprise Financial, Inc.	37,249
177	BlackRock, Inc.	30,134
14,849	Charles Schwab Corp.	206,401
1,739	Eaton Vance Corp.	50,501
896	Federated Investors, Inc.	20,393
2,231	Franklin Resources, Inc.	238,494
1,917	GLG Partners, Inc.*	8,626
450	Greenhill & Co., Inc.	35,694
2,068	Invesco, Ltd.	43,904
151	Janus Capital Group, Inc.	1,653
1,365	Lazard, Ltd., Class A	47,884
6,671	Morgan Stanley	164,640
1,448	Northern Trust Corp.	69,852
2,209	SEI Investments Co.	44,931
3,895	T. Rowe Price Group, Inc.	195,003
3,432	TD AMERITRADE Holding Corp.*	55,427
1,338	Waddell & Reed Financial, Inc., Class A	36,608

		1,348,086

Chemicals (2.5%):
3,187	Air Products & Chemicals, Inc.	263,947
1,252	Airgas, Inc.	85,073
1,354	Albemarle Corp.	63,381
111	Ashland, Inc.	5,413
2,350	Celanese Corp., Series A	75,435
776	CF Industries Holdings, Inc.	74,108
4,691	E.I. du Pont de Nemours & Co.	209,312
220	Eastman Chemical Co.	16,280
3,502	Ecolab, Inc.	177,692
747	FMC Corp.	51,102
1,214	International Flavor & Fragrances, Inc.	58,903
56	KAR Auction Services, Inc.*	706
1,023	Lubrizol Corp.	108,407
8,189	Monsanto Co.	392,499
2,373	Mosaic Co. (The)	139,438
1,927	Nalco Holding Co.	48,580
424	PPG Industries, Inc.	30,867
4,592	Praxair, Inc.	414,474
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Chemicals, continued
964	RPM International, Inc.	$19,203
686	Scotts Miracle-Gro Co. (The), Class A	35,487
1,691	Sigma Aldrich Corp.	102,103
163	Valspar Corp. (The)	5,192

		2,377,602

Commercial Banks (0.0%):
228	Bank of Hawaii Corp.	10,242

Commercial Services & Supplies (0.4%):
64	Avery Dennison Corp.	2,376
1,077	Copart, Inc.*	35,509
312	Corrections Corp. of America*	7,700
148	Covanta Holding Corp.	2,331
2,690	Iron Mountain, Inc.	60,095
2,251	Pitney Bowes, Inc.	48,126
107	R.R. Donnelley & Sons Co.	1,815
1,466	Republic Services, Inc.	44,698
1,270	Stericycle, Inc.*	88,239
892	Waste Connections, Inc.*	35,377

		326,266

Communications Equipment (3.8%):
1,334	Ciena Corp.*	20,770
85,729	Cisco Systems, Inc.*	1,877,465
1,203	F5 Networks, Inc.*	124,884
1,958	Harris Corp.	86,720
3,234	JDS Uniphase Corp.*	40,069
7,896	Juniper Networks, Inc.*	239,644
1,237	Polycom, Inc.*	33,745
24,623	QUALCOMM, Inc.	1,110,990

		3,534,287

Computers & Peripherals (10.2%):
13,650	Apple Computer, Inc.*	3,873,187
25,539	Dell, Inc.*	330,985
235	Diebold, Inc.	7,306
30,855	EMC Corp.*	626,665
35,202	Hewlett-Packard Co.	1,480,948
19,249	International Business Machines Corp.	2,582,061
2,331	NCR Corp.*	31,772
5,173	NetApp, Inc.*	257,564
1,662	QLogic Corp.*	29,318
3,451	SanDisk Corp.*	126,479
5,334	Seagate Technology plc*	62,835
2,528	Teradata Corp.*	97,480
749	Western Digital Corp.*	21,264

		9,527,864

Construction & Engineering (0.1%):
479	Aecom Technology Corp.*	11,621
566	Chicago Bridge & Iron Co. NV, New York Shares*	13,839
165	Fluor Corp.	8,172
1,145	Jacobs Engineering Group, Inc.*	44,312
163	KBR, Inc.	4,016
708	Shaw Group, Inc.*	23,760

		105,720

Construction Materials (0.1%):
615	Eagle Materials, Inc.	14,575
682	Martin Marietta Materials, Inc.	52,494

		67,069

Consumer Finance (0.7%):
15,741	American Express Co.	661,594

Containers & Packaging (0.2%):
282	Ball Corp.	16,596
2,468	Crown Holdings, Inc.*	70,733
732	Owens-Illinois, Inc.*	20,540
1,819	Pactiv Corp.*	59,991
310	Temple-Inland, Inc.	5,784

		173,644

Distributors (0.1%):
2,159	LKQ Corp.*	44,907

Diversified Consumer Services (0.3%):
1,942	Apollo Group, Inc., Class A*	99,722
958	Career Education Corp.*	20,568
964	DeVry, Inc.	47,438
376	Education Management Corp.*	5,520
1,913	H&R Block, Inc.	24,773
897	Hillenbrand, Inc.	19,295
537	ITT Educational Services, Inc.*	37,735
204	Strayer Education, Inc.	35,598
488	Weight Watchers International, Inc.	15,221

		305,870

Diversified Financial Services (0.3%):
82	CBOE Holdings, Inc.	1,643
58	Green Dot Corp., Class A*	2,812
190	Interactive Brokers Group, Inc., Class A*	3,270
1,110	Intercontinental Exchange, Inc.*	116,239
3,079	Moody’s Corp.	76,913
1,683	MSCI, Inc., Class A*	55,893
244	NASDAQ OMX Group, Inc. (The)*	4,741
824	NYSE Euronext	23,542

		285,053

Diversified Telecommunication Services (0.2%):
1,704	Clearwire Corp., Class A*	13,786
5,823	Frontier Communications Corp.	47,574
9,501	Level 3 Communications, Inc.*	8,905
2,225	TW Telecom, Inc.*	41,318
3,083	Windstream Corp.	37,890

		149,473

Electric Utilities (0.0%):
673	ITC Holdings Corp.	41,894

Electrical Equipment (1.3%):
1,601	AMETEK, Inc.	76,480
2,514	Cooper Industries plc	123,010
11,305	Emerson Electric Co.	595,322
832	First Solar, Inc.*	122,595
284	General Cable Corp.*	7,702
351	Hubbell, Inc., Class B	17,813
502	Regal-Beloit Corp.	29,463
2,140	Rockwell Automation, Inc.	132,102
1,417	Roper Industries, Inc.	92,360
628	SunPower Corp., Class A*	9,043
157	Thomas & Betts Corp.*	6,440

		1,212,330

Electronic Equipment, Instruments & Components (0.7%):
5,224	Agilent Technologies, Inc.*	174,325
2,604	Amphenol Corp., Class A	127,544
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
235	Arrow Electronics, Inc.*	$6,281
51	AVX Corp.	705
2,852	Corning, Inc.	52,135
826	Dolby Laboratories, Inc., Class A*	46,925
2,345	FLIR Systems, Inc.*	60,266
180	Ingram Micro, Inc., Class A*	3,035
579	Itron, Inc.*	35,452
1,812	Jabil Circuit, Inc.	26,111
843	National Instruments Corp.	27,532
1,825	Trimble Navigation, Ltd.*	63,948
1,142	Tyco International, Ltd.	41,946

		666,205

Energy Equipment & Services (2.3%):
201	Atwood Oceanics, Inc.*	6,121
1,767	Baker Hughes, Inc.	75,274
2,118	Cameron International Corp.*	90,989
673	Core Laboratories NV	59,251
321	Diamond Offshore Drilling, Inc.	21,754
1,134	Dresser-Rand Group, Inc.*	41,833
61	Exterran Holdings, Inc.*	1,385
1,825	FMC Technologies, Inc.*	124,629
13,588	Halliburton Co.	449,355
1,671	Nabors Industries, Ltd.*	30,178
62	Oil States International, Inc.*	2,886
1,009	Pride International, Inc.*	29,695
246	Rowan Cos., Inc.*	7,469
17,899	Schlumberger, Ltd.	1,102,758
118	Superior Energy Services, Inc.*	3,150
4,542	Weatherford International, Ltd.*	77,668

		2,124,395

Food & Staples Retailing (2.4%):
85	BJ’s Wholesale Club, Inc.*	3,527
6,612	Costco Wholesale Corp.	426,408
2,266	CVS Caremark Corp.	71,311
545	Kroger Co. (The)	11,805
8,879	SYSCO Corp.	253,229
18,501	Wal-Mart Stores, Inc.	990,174
13,379	Walgreen Co.	448,196
2,132	Whole Foods Market, Inc.*	79,119

		2,283,769

Food Products (0.9%):
1,685	Campbell Soup Co.	60,239
653	ConAgra Foods, Inc.	14,327
444	Flowers Foods, Inc.	11,029
5,925	General Mills, Inc.	216,500
1,692	Green Mountain Coffee Roasters, Inc.*	52,773
1,952	H.J. Heinz Co.	92,466
1,354	Hershey Co.	64,437
3,457	Kellogg Co.	174,613
984	McCormick & Co.	41,367
7,097	Sara Lee Corp.	95,313

		823,064

Gas Utilities (0.1%):
2,079	EQT Corp.	74,969

Health Care Equipment & Supplies (3.1%):
1,040	Alcon, Inc.	173,462
383	Alere, Inc.*	11,846
1,427	Bard (C.R.), Inc.	116,201
7,457	Baxter International, Inc.	355,774
3,502	Becton Dickinson & Co.	259,498
576	CareFusion Corp.*	14,308
138	Cooper Companies, Inc.	6,378
7,523	Covidien plc	302,349
2,218	DENTSPLY International, Inc.	70,910
1,700	Edwards Lifesciences Corp.*	113,985
738	Gen-Probe, Inc.*	35,764
834	Hill-Rom Holdings, Inc.	29,932
2,489	Hospira, Inc.*	141,898
852	IDEXX Laboratories, Inc.*	52,585
587	Intuitive Surgical, Inc.*	166,555
57	Kinetic Concepts, Inc.*	2,085
12,714	Medtronic, Inc.	426,936
2,276	ResMed, Inc.*	74,676
4,904	St. Jude Medical, Inc.*	192,923
4,727	Stryker Corp.	236,586
107	Teleflex, Inc.	6,076
834	Thoratec Corp.*	30,841
1,854	Varian Medical Systems, Inc.*	112,167

		2,933,735

Health Care Providers & Services (1.8%):
4,239	AmerisourceBergen Corp.	129,968
211	Brookdale Senior Living, Inc.*	3,441
1,838	Cardinal Health, Inc.	60,727
1,016	Community Health Systems, Inc.*	31,466
1,561	DaVita, Inc.*	107,756
421	Emdeon, Inc., Class A*	5,128
424	Emergency Medical Services Corp., Series A*	22,578
8,227	Express Scripts, Inc.*	400,655
3,733	Health Management Associates, Inc., Class A*	28,595
1,371	Henry Schein, Inc.*	80,313
1,566	Laboratory Corp. of America Holdings*	122,821
1,481	Lincare Holdings, Inc.	37,158
1,759	McKesson HBOC, Inc.	108,671
6,509	Medco Health Solutions, Inc.*	338,859
668	MEDNAX, Inc.*	35,604
131	Omnicare, Inc.	3,128
1,494	Patterson Companies, Inc.	42,803
1,951	Quest Diagnostics, Inc.	98,467
4,997	Tenet Healthcare Corp.*	23,586
94	Universal Health Services, Inc., Class B	3,653
1,335	VCA Antech, Inc.*	28,155

		1,713,532

Health Care Technology (0.2%):
1,743	Allscripts-Misys Healthcare Solutions, Inc.*	32,193
1,047	Cerner Corp.*	87,938
908	SXC Health Solutions Corp.*	33,115

		153,246

Hotels, Restaurants & Leisure (3.1%):
860	Bally Technologies, Inc.*	30,057
1,310	Brinker International, Inc.	24,707
1,337	Burger King Holdings, Inc.	31,928
2,453	Carnival Corp.	93,729
473	Chipotle Mexican Grill, Inc., Class A*	81,356
4	Choice Hotels International, Inc.	146
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
2,130	Darden Restaurants, Inc.	$91,121
4,472	International Game Technology	64,620
173	International Speedway Corp., Class A	4,221
4,747	Las Vegas Sands Corp.*	165,433
306	Madison Square Garden, Inc., Class A*	6,450
4,072	Marriott International, Inc., Class A	145,900
16,148	McDonald’s Corp.	1,203,187
723	MGM Resorts International*	8,155
459	Panera Bread Co., Class A*	40,672
737	Royal Caribbean Cruises, Ltd.*	23,238
11,183	Starbucks Corp.	286,061
2,844	Starwood Hotels & Resorts Worldwide, Inc.	149,452
2,022	Wendy’s/Arby’s Group, Inc.	9,160
883	WMS Industries, Inc.*	33,616
1,132	Wynn Resorts, Ltd.	98,224
7,016	Yum! Brands, Inc.	323,157

		2,914,590

Household Durables (0.3%):
272	Fortune Brands, Inc.	13,391
118	Garmin, Ltd.	3,581
498	Harman International Industries, Inc.*	16,638
1,271	Leggett & Platt, Inc.	28,928
108	Mohawk Industries, Inc.*	5,756
89	NVR, Inc.*	57,630
1,057	Tempur-Pedic International, Inc.*	32,767
919	Tupperware Brands Corp.	42,054
466	Whirlpool Corp.	37,727

		238,472

Household Products (1.2%):
1,047	Church & Dwight Co., Inc.	67,992
1,991	Clorox Co. (The)	132,919
6,162	Colgate-Palmolive Co.	473,612
4,921	Kimberly-Clark Corp.	320,111
2,593	Procter & Gamble Co. (The)	155,502

		1,150,136

Independent Power Producers & Energy Traders (0.0%):
2,529	Calpine Corp.*	31,486
112	Ormat Technologies, Inc.	3,267

		34,753

Industrial Conglomerates (1.7%):
10,703	3M Co.	928,057
40	Carlisle Cos., Inc.	1,198
37,179	General Electric Co.	604,159
2,658	McDermott International, Inc.*	39,285
2,162	Textron, Inc.	44,451

		1,617,150

Insurance (0.9%):
750	ACE, Ltd.	43,687
6,660	AFLAC, Inc.	344,389
51	Arch Capital Group, Ltd.*	4,274
407	Arthur J. Gallagher & Co.	10,733
536	Axis Capital Holdings, Ltd.	17,656
897	Brown & Brown, Inc.	18,110
49	Endurance Specialty Holdings, Ltd.	1,950
290	Erie Indemnity Co., Class A	16,257
1,334	Genworth Financial, Inc.*	16,301
547	Hartford Financial Services Group, Inc.	12,554
7,489	Marsh & McLennan Cos., Inc.	180,635
3,057	MetLife, Inc.	117,542
807	Travelers Cos., Inc. (The)	42,045
92	Validus Holdings, Ltd.	2,425

		828,558

Internet & Catalog Retail (1.3%):
5,251	Amazon.com, Inc.*	824,722
1,228	Expedia, Inc.	34,642
599	Netflix, Inc.*	97,134
704	Priceline.com, Inc.*	245,231

		1,201,729

Internet Software & Services (2.8%):
2,725	Akamai Technologies, Inc.*	136,741
6,559	eBay, Inc.*	160,040
684	Equinix, Inc.*	70,007
3,657	Google, Inc., Class A*	1,922,814
541	IAC/InterActiveCorp*	14,212
2,738	VeriSign, Inc.*	86,904
645	VistaPrint NV*	24,929
866	WebMD Health Corp., Class A*	43,187
8,770	Yahoo!, Inc.*	124,271

		2,583,105

IT Services (2.9%):
9,175	Accenture plc, Class A	389,846
801	Alliance Data Systems Corp.*	52,273
826	Amdocs, Ltd.*	23,673
7,549	Automatic Data Processing, Inc.	317,285
1,683	Broadridge Financial Solutions, Inc.	38,490
4,494	Cognizant Technology Solutions Corp., Class A*	289,728
510	DST Systems, Inc.	22,868
1,527	Fiserv, Inc.*	82,183
1,132	Gartner, Inc.*	33,326
919	Genpact, Ltd.*	16,294
1,236	Global Payments, Inc.	53,012
1,401	Hewitt Associates, Inc., Class A*	70,653
1,410	Lender Processing Services, Inc.	46,854
1,460	MasterCard, Inc., Class A	327,040
1,050	NeuStar, Inc., Class A*	26,103
4,843	Paychex, Inc.	133,134
4,564	SAIC, Inc.*	72,933
7,008	Visa, Inc., Class A	520,414
10,087	Western Union Co.	178,237

		2,694,346

Leisure Equipment & Products (0.2%):
1,957	Hasbro, Inc.	87,106
3,190	Mattel, Inc.	74,837

		161,943

Life Sciences Tools & Services (0.5%):
255	Charles River Laboratories International, Inc.*	8,453
993	Covance, Inc.*	46,462
1,827	Illumina, Inc.*	89,888
1,958	Life Technologies Corp.*	91,419
515	Mettler-Toledo International, Inc.*	64,087
776	PerkinElmer, Inc.	17,957
1,534	Pharmaceutical Product Development, Inc.	38,028
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services, continued
561	Techne Corp.	$34,630
1,406	Waters Corp.*	99,517

		490,441

Machinery (3.6%):
1,329	Babcock & Wilcox Co.*	28,281
1,144	Bucyrus International, Inc., Class A	79,336
9,429	Caterpillar, Inc.	741,874
89	CNH Global NV, New York Shares*	3,261
3,010	Cummins, Inc.	272,646
7,391	Danaher Corp.	300,149
6,020	Deere & Co.	420,076
1,175	Donaldson Co., Inc.	55,378
1,771	Dover Corp.	92,464
660	Eaton Corp.	54,443
718	Flowserve Corp.	78,564
720	Gardner Denver, Inc.	38,650
947	Graco, Inc.	30,048
53	Harsco Corp.	1,303
1,027	IDEX Corp.	36,469
6,614	Illinois Tool Works, Inc.	310,990
1,544	Joy Global, Inc.	108,574
873	Kennametal, Inc.	27,002
621	Lincoln Electric Holdings, Inc.	35,906
1,892	Manitowoc Co., Inc. (The)	22,912
1,095	Navistar International Corp.*	47,786
1,390	Oshkosh Truck Corp.*	38,225
5,477	PACCAR, Inc.	263,718
1,769	Pall Corp.	73,661
697	Parker Hannifin Corp.	48,832
732	Pentair, Inc.	24,617
147	Spx Corp.	9,302
976	Timken Co.	37,439
470	Toro Co.	26,428
316	Valmont Industries, Inc.	22,878
131	Wabtec Corp.	6,260

		3,337,472

Marine (0.0%):
30	Kirby Corp.*	1,202

Media (1.7%):
1,173	CBS Corp.	18,604
13,314	DIRECTV Group, Inc. (The), Class A*	554,262
3,119	Discovery Communications, Inc., Class A*	135,832
1,128	DreamWorks Animation SKG, Inc., Class A*	35,994
7,222	Interpublic Group of Cos., Inc. (The)*	72,437
605	John Wiley & Sons, Inc.	24,720
196	Lamar Advertising Co.*	6,237
3,323	McGraw-Hill Cos., Inc. (The)	109,858
234	Meredith Corp.	7,795
335	Morningstar, Inc.*	14,928
7,166	News Corp.	93,588
3,713	Omnicom Group, Inc.	146,589
204	Regal Entertainment Group, Class A	2,676
1,361	Scripps Networks Interactive, Class A	64,756
57,656	Sirius XM Radio, Inc.*	69,187
1,786	Thomson Reuters Corp.	67,029
3,523	Time Warner, Inc.	107,980
1,771	Viacom, Inc., Class B	64,093

		1,596,565

Metals & Mining (1.7%):
282	AK Steel Holding Corp.	3,894
2,115	Alcoa, Inc.	25,613
1,497	Allegheny Technologies, Inc.	69,536
629	Carpenter Technology Corp.	21,203
2,032	Cliffs Natural Resources, Inc.	129,885
490	Compass Minerals International, Inc.	37,544
7,055	Freeport-McMoRan Copper & Gold, Inc.	602,426
7,140	Newmont Mining Corp.	448,463
2,029	Nucor Corp.	77,508
134	Reliance Steel & Aluminum Co.	5,565
133	Royal Gold, Inc.	6,629
44	Schnitzer Steel Industries, Inc.	2,124
2,572	Southern Copper Corp.	90,329
1,221	Titanium Metals Corp.*	24,371
390	United States Steel Corp.	17,098
637	Walter Energy, Inc.	51,782

		1,613,970

Multiline Retail (1.2%):
1,134	Big Lots, Inc.*	37,705
1,084	Dollar General Corp.*	31,707
1,909	Dollar Tree, Inc.*	93,083
2,026	Family Dollar Stores, Inc.	89,468
1,206	J.C. Penney Co., Inc.	32,779
3,409	Kohl’s Corp.*	179,586
618	Macy’s, Inc.	14,270
2,510	Nordstrom, Inc.	93,372
11,054	Target Corp.	590,726

		1,162,696

Office Electronics (0.0%):
500	Zebra Technologies Corp., Class A*	16,820

Oil, Gas & Consumable Fuels (7.1%):
243	Alpha Natural Resources, Inc.*	9,999
1,774	Arch Coal, Inc.	47,384
817	Atlas Energy, Inc.*	23,399
1,597	Chevron Corp.	129,437
1,259	Cimarex Energy Co.	83,321
1,374	Concho Resources, Inc.*	90,918
8,556	ConocoPhillips	491,371
1,577	Consol Energy, Inc.	58,286
401	Continental Resources, Inc.*	18,590
1,888	El Paso Corp.	23,373
3,800	EOG Resources, Inc.	353,286
2,248	EXCO Resources, Inc.	33,428
70,308	Exxon Mobil Corp.	4,344,331
1,112	Forest Oil Corp.*	33,026
609	Frontline, Ltd.	17,314
467	Holly Corp.	13,426
2,842	Marathon Oil Corp.	94,070
112	Mariner Energy, Inc.*	2,714
326	Murphy Oil Corp.	20,186
2,474	Occidental Petroleum Corp.	193,714
3,168	Petrohawk Energy Corp.*	51,132
37	Quicksilver Resources, Inc.*	466
2,392	Range Resources Corp.	91,207
2,973	SandRidge Energy, Inc.*	16,887
671	SM Energy Co.	25,136
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
5,195	Southwestern Energy Co.*	$173,721
2,283	Ultra Petroleum Corp.*	95,840
59	Whiting Petroleum Corp.*	5,635
3,656	Williams Cos., Inc. (The)	69,866

		6,611,463

Paper & Forest Products (0.1%):
5,097	International Paper Co.	110,860

Personal Products (0.4%):
301	Alberto-Culver Co.	11,333
6,429	Avon Products, Inc.	206,435
1,654	Estee Lauder Co., Inc. (The), Class A	104,582
891	Herbalife, Ltd.	53,772
402	Mead Johnson Nutrition Co., Class A	22,878

		399,000

Pharmaceuticals (2.2%):
20,899	Abbott Laboratories	1,091,764
4,564	Allergan, Inc.	303,643
3,510	Eli Lilly & Co.	128,220
6,210	Johnson & Johnson Co.	384,771
3,901	Mylan, Inc.*	73,378
1,217	Perrigo Co.	78,156
1,327	Warner Chilcott plc, Class A	29,778

		2,089,710

Professional Services (0.3%):
769	Dun & Bradstreet Corp.	57,014
563	FTI Consulting, Inc.*	19,531
735	IHS, Inc., Class A*	49,980
953	Monster Worldwide, Inc.*	12,351
2,204	Robert Half International, Inc.	57,304
108	Towers Watson & Co., Class A	5,311
1,522	Verisk Analytics, Inc., Class A*	42,631

		244,122

Real Estate Investment Trusts (REITs) (0.9%):
246	AMB Property Corp.	6,512
833	Apartment Investment & Management Co., Class A	17,810
1,235	Digital Realty Trust, Inc.	76,200
268	Equity Residential Property Trust	12,749
169	Essex Property Trust, Inc.	18,495
543	Federal Realty Investment Trust	44,341
3,090	General Growth Properties, Inc.	48,204
1,035	Plum Creek Timber Co., Inc.	36,536
480	ProLogis Trust	5,654
1,910	Public Storage, Inc.	185,346
357	Rayonier, Inc.	17,893
3,041	Simon Property Group, Inc.	282,022
188	UDR, Inc.	3,971
653	Ventas, Inc.	33,675
210	Vornado Realty Trust	17,961

		807,369

Real Estate Management & Development (0.2%):
4,277	CB Richard Ellis Group, Inc., Class A*	78,183
637	Jones Lang LaSalle, Inc.	54,954
1,293	St. Joe Co. (The)*	32,157

		165,294

Road & Rail (0.2%):
35	Con-way, Inc.	1,085
2,361	Hertz Global Holdings, Inc.*	25,003
1,340	J.B. Hunt Transport Services, Inc.	46,498
918	Kansas City Southern Industries, Inc.*	34,342
723	Landstar System, Inc.	27,922
405	Ryder System, Inc.	17,322
949	Union Pacific Corp.	77,628

		229,800

Semiconductors & Semiconductor Equipment (3.6%):
3,356	Advanced Micro Devices, Inc.*	23,861
4,526	Altera Corp.	136,504
4,471	Analog Devices, Inc.	140,300
20,160	Applied Materials, Inc.	235,469
1,094	Atheros Communications*	28,827
6,210	Atmel Corp.*	49,432
1,555	Avago Technologies, Ltd.*	35,003
7,450	Broadcom Corp., Class A	263,656
1,613	Cree, Inc.*	87,570
2,549	Cypress Semiconductor Corp.*	32,066
57,127	Intel Corp.	1,098,552
525	Intersil Corp., Class A	6,137
154	KLA-Tencor Corp.	5,425
1,898	Lam Research Corp.*	79,431
3,363	Linear Technology Corp.	103,345
8,124	Marvell Technology Group, Ltd.*	142,251
4,602	Maxim Integrated Products, Inc.	85,183
1,406	MEMC Electronic Materials, Inc.*	16,760
2,793	Microchip Technology, Inc.	87,840
3,230	National Semiconductor Corp.	41,247
1,310	Novellus Systems, Inc.*	34,820
8,624	NVIDIA Corp.*	100,728
6,277	ON Semiconductor Corp.*	45,257
266	PMC-Sierra, Inc.*	1,958
1,561	Rambus, Inc.*	32,531
724	Silicon Laboratories, Inc.*	26,535
2,672	Skyworks Solutions, Inc.*	55,257
2,674	Teradyne, Inc.*	29,788
8,309	Texas Instruments, Inc.	225,506
1,087	Varian Semiconductor Equipment Associates, Inc.*	31,284
3,883	Xilinx, Inc.	103,327

		3,385,850

Software (5.8%):
2,051	Activision Blizzard, Inc.	22,192
7,901	Adobe Systems, Inc.*	206,611
1,329	Ansys, Inc.*	56,150
3,440	Autodesk, Inc.*	109,977
2,724	BMC Software, Inc.*	110,267
4,752	CA, Inc.	100,362
4,182	Cadence Design Systems, Inc.*	31,909
2,788	Citrix Systems, Inc.*	190,253
1,850	Compuware Corp.*	15,780
4,649	Electronic Arts, Inc.*	76,383
713	FactSet Research Systems, Inc.	57,846
1,399	Informatica Corp.*	53,736
4,210	Intuit, Inc.*	184,440
2,359	McAfee, Inc.*	111,486
1,235	Micros Systems, Inc.*	52,278
76,920	Microsoft Corp.	1,883,771
3,467	Nuance Communications, Inc.*	54,224
57,183	Oracle Corp.	1,535,364
2,838	Red Hat, Inc.*	116,358
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Software, continued
1,532	Rovi Corp.*	$77,228
1,719	Salesforce.com, Inc.*	192,184
1,074	Solera Holdings, Inc.	47,428
1,090	Symantec Corp.*	16,535
93	Synopsys, Inc.*	2,304
1,109	VMware, Inc., Class A*	94,198

		5,399,264

Specialty Retail (3.6%):
632	Aaron’s, Inc.	11,660
1,009	Abercrombie & Fitch Co., Class A	39,674
1,322	Advance Auto Parts, Inc.	77,575
1,372	Aeropostale, Inc.*	31,899
808	American Eagle Outfitters, Inc.	12,088
360	AutoNation, Inc.*	8,370
404	AutoZone, Inc.*	92,480
3,951	Bed Bath & Beyond, Inc.*	171,513
5,174	Best Buy Co., Inc.	211,254
3,355	CarMax, Inc.*	93,470
2,615	Chico’s FAS, Inc.	27,510
1,340	Dick’s Sporting Goods, Inc.*	37,574
5,689	Gap, Inc. (The)	106,043
982	Guess?, Inc.	39,899
25,418	Home Depot, Inc.	805,242
834	J. Crew Group, Inc.*	28,039
4,008	Limited Brands, Inc.	107,334
16,504	Lowe’s Cos., Inc.	367,874
2,072	O’Reilly Automotive, Inc.*	110,230
221	Office Depot, Inc.*	1,017
1,786	PetSmart, Inc.	62,510
1,838	Ross Stores, Inc.	100,392
869	Sherwin Williams Co.	65,297
10,955	Staples, Inc.	229,179
1,919	Tiffany & Co.	90,174
6,123	TJX Cos., Inc.	273,269
1,058	Tractor Supply Co.	41,960
1,861	Urban Outfitters, Inc.*	58,510
1,435	Williams-Sonoma, Inc.	45,489

		3,347,525

Textiles, Apparel & Luxury Goods (0.9%):
4,579	Coach, Inc.	196,714
798	Fossil, Inc.*	42,924
1,467	Hanesbrands, Inc.*	37,937
5,402	Nike, Inc., Class B	432,916
835	Phillips-Van Heusen Corp.	50,234
839	Polo Ralph Lauren Corp.	75,392

		836,117

Thrifts & Mortgage Finance (0.0%):
19	Capitol Federal Financial	469
608	Hudson City Bancorp, Inc.	7,454

		7,923

Tobacco (1.9%):
18,224	Altria Group, Inc.	437,741
23,406	Philip Morris International, Inc.	1,311,204

		1,748,945

Trading Companies & Distributors (0.3%):
1,987	Fastenal Co.	105,689
220	GATX Corp.	6,450
643	MSC Industrial Direct Co., Inc., Class A	34,748
929	W.W. Grainger, Inc.	110,653
225	WESCO International, Inc.*	8,840

		266,380

Wireless Telecommunication Services (0.7%):
6,055	American Tower Corp., Class A*	310,379
4,359	Crown Castle International Corp.*	192,450
1,785	MetroPCS Communications, Inc.*	18,671
1,998	NII Holdings, Inc.*	82,118
1,774	SBA Communications Corp., Class A*	71,492

		675,110

Total Common Stocks (Cost $88,519,079)		88,838,036

Exchange Traded Fund (2.3%):
Diversified Financial Services (2.3%):
19,012	SPDR S&P 500 ETF Trust, Series 1	2,169,649

Total Exchange Traded Funds (Cost $2,202,968)		2,169,649

Investment Company (2.4%):
2,275,447	Dreyfus Treasury Prime Cash Management, 0.00%(a)	2,275,447

Total Investment Company (Cost $2,275,447)		2,275,447

Total Investment Securities (Cost $92,997,494)(b)—99.7%		93,283,132

Net other assets (liabilities) — 0.3%		290,369

Net Assets — 100.0%		$93,573,501

Percentages indicated are based on net assets as of September 30, 2010.

ETF	Exchange Traded Fund

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $93,180,910. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,090,782
Unrealized depreciation	(3,988,560)

Net unrealized appreciation/(depreciation)	102,222

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
Cash of $189,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2010:

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/10	31	$1,723,031	$38,854
NASDAQ Index 100 E-Mini December Futures	Long	12/10	19	730,331	27,959

Total					$66,813

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.3%
British Virgin Islands	0.0%
Canada	0.2%
Cayman Islands	0.1%
Guernsey	0.0%
Ireland	1.0%
Liberia	0.0%
Netherlands	1.3%
Panama	0.2%
Singapore	0.0%
Switzerland	0.4%
United States	96.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (95.3%):
Aerospace & Defense (1.8%):
71	Alliant Techsystems, Inc.*	$5,353
2,279	BE Aerospace, Inc.*	69,076
3,444	Boeing Co. (The)	229,164
8,250	General Dynamics Corp.	518,183
2,168	Goodrich Corp.	159,847
4,381	ITT Industries, Inc.	205,162
2,764	L-3 Communications Holdings, Inc.	199,754
1,588	Lockheed Martin Corp.	113,193
7,190	Northrop Grumman Corp.	435,930
9,096	Raytheon Co.	415,778
1,797	Rockwell Collins, Inc.	104,675
2,270	Spirit AeroSystems Holdings, Inc., Class A*	45,241
1,917	United Technologies Corp.	136,548

		2,637,904

Air Freight & Logistics (0.2%):
2,647	FedEx Corp.	226,318
450	UTI Worldwide, Inc.	7,236

		233,554

Airlines (0.2%):
5,070	AMR Corp.*	31,789
267	Copa Holdings SA, Class A	14,394
15,446	Southwest Airlines Co.	201,879
977	UAL Corp.*	23,087

		271,149

Auto Components (0.2%):
1,384	Autoliv, Inc.	90,417
182	BorgWarner, Inc.*	9,577
375	Federal-Mogul Corp.*	7,091
879	Johnson Controls, Inc.	26,809
848	Lear Corp.*	66,933
111	Tesla Motors, Inc.*	2,249
641	TRW Automotive Holdings Corp.*	26,640

		229,716

Beverages (1.6%):
593	Brown-Forman Corp., Class B	36,553
1,592	Central European Distribution Corp.*	35,533
12,771	Coca-Cola Co. (The)	747,359
2,906	Coca-Cola Enterprises, Inc.	90,086
4,522	Constellation Brands, Inc.*	79,994
4,072	Dr Pepper Snapple Group, Inc.	144,638
252	Hansen Natural Corp.*	11,748
3,147	Molson Coors Brewing Co.	148,601
16,360	PepsiCo, Inc.	1,086,958

		2,381,470

Biotechnology (1.2%):
116	Abraxis BioScience, Inc.*	8,971
22,865	Amgen, Inc.*	1,260,090
5,776	Biogen, Inc.*	324,149
1,799	Cephalon, Inc.*	112,330
1,535	Genzyme Corp.*	108,663

		1,814,203

Building Products (0.1%):
440	Armstrong World Industries, Inc.*	18,264
5,971	Masco Corp.	65,741
1,128	Owens Corning, Inc.*	28,910
904	USG Corp.*	11,924

		124,839

Capital Markets (3.1%):
4,912	Ameriprise Financial, Inc.	232,485
4,530	Ares Capital Corp.	70,894
28,952	Bank of New York Mellon Corp.	756,516
547	BlackRock, Inc.	93,127
5,133	E*TRADE Financial Corp.*	74,634
676	Federated Investors, Inc.	15,386
249	GLG Partners, Inc.*	1,120
12,288	Goldman Sachs Group, Inc.	1,776,599
7,791	Invesco, Ltd.	165,403
3,769	Janus Capital Group, Inc.	41,271
2,761	Jefferies Group, Inc.	62,647
3,693	Legg Mason, Inc.	111,935
22,755	Morgan Stanley	561,593
3,476	Northern Trust Corp.	167,682
2,302	Raymond James Financial, Inc.	58,310
11,976	State Street Corp.	451,016

		4,640,618

Chemicals (1.5%):
1,738	Ashland, Inc.	84,762
1,622	Cabot Corp.	52,829
451	CF Industries Holdings, Inc.	43,070
1,165	Cytec Industries, Inc.	65,683
27,567	Dow Chemical Co. (The)	756,990
14,166	E.I. du Pont de Nemours & Co.	632,087
1,394	Eastman Chemical Co.	103,156
521	FMC Corp.	35,642
4,742	Huntsman Corp.	54,817
1,031	Intrepid Potash, Inc.*	26,878
614	KAR Auction Services, Inc.*	7,743
3,320	PPG Industries, Inc.	241,696
1,670	RPM International, Inc.	33,266
227	Sigma Aldrich Corp.	13,706
2,065	Valspar Corp. (The)	65,770

		2,218,095

Commercial Banks (4.9%):
4,035	Associated Banc-Corp.	53,222
2,060	BancorpSouth, Inc.	29,211
787	Bank of Hawaii Corp.	35,352
16,521	BB&T Corp.	397,826
574	BOK Financial Corp.	25,905
7,273	CapitalSource, Inc.	38,838
1,080	City National Corp.	57,316
4,210	Comerica, Inc.	156,401
1,718	Commerce Bancshares, Inc.	64,580
1,214	Cullen/Frost Bankers, Inc.	65,398
3,528	East West Bancorp, Inc.	57,436
18,976	Fifth Third Bancorp	228,281
134	First Citizens BancShares, Inc., Class A	24,826
5,378	First Horizon National Corp.*	61,361
4,749	Fulton Financial Corp.	43,026
17,114	Huntington Bancshares, Inc.	97,036
20,991	KeyCorp	167,088
1,762	M&T Bank Corp.	144,149
12,628	Marshall & Ilsley Corp.	88,901
12,555	PNC Financial Services Group, Inc.	651,730
24,695	Popular, Inc.*	71,616
29,985	Regions Financial Corp.	217,991
11,934	SunTrust Banks, Inc.	308,255
18,690	Synovus Financial Corp.	45,977
3,340	TCF Financial Corp.	54,075
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Banks, continued
45,754	U.S. Bancorp	$989,201
3,762	Valley National Bancorp	48,530
116,147	Wells Fargo & Co.	2,918,774
2,287	Wilmington Trust Corp.	20,537
4,148	Zions Bancorp	88,601

		7,251,440

Commercial Services & Supplies (0.7%):
2,445	Avery Dennison Corp.	90,758
3,130	Cintas Corp.	86,232
2,243	Corrections Corp. of America*	55,357
2,919	Covanta Holding Corp.	45,974
1,344	Pitney Bowes, Inc.	28,735
4,610	R.R. Donnelley & Sons Co.	78,186
5,450	Republic Services, Inc.	166,170
424	Waste Connections, Inc.*	16,816
11,530	Waste Management, Inc.	412,082

		980,310

Communications Equipment (0.5%):
10,743	Brocade Communications Systems, Inc.*	62,739
2,201	CommScope, Inc.*	52,252
955	EchoStar Corp., Class A*	18,221
55,478	Motorola, Inc.*	473,227
8,886	Tellabs, Inc.	66,201

		672,640

Computers & Peripherals (0.2%):
1,172	Diebold, Inc.	36,437
1,859	Lexmark International, Inc.*	82,949
3,043	Seagate Technology plc*	35,846
4,220	Western Digital Corp.*	119,806

		275,038

Construction & Engineering (0.4%):
1,582	Aecom Technology Corp.*	38,379
1,524	Chicago Bridge & Iron Co. NV, New York Shares*	37,262
4,011	Fluor Corp.	198,665
1,245	Jacobs Engineering Group, Inc.*	48,181
3,680	KBR, Inc.	90,675
5,045	Quanta Services, Inc.*	96,259
814	Shaw Group, Inc.*	27,318
1,953	URS Corp.*	74,175

		610,914

Construction Materials (0.1%):
3,110	Vulcan Materials Co.	114,821

Consumer Finance (0.6%):
1,534	AmeriCredit Corp.*	37,522
10,898	Capital One Financial Corp.	431,016
12,984	Discover Financial Services	216,573
11,599	SLM Corp.*	133,968

		819,079

Containers & Packaging (0.4%):
1,572	AptarGroup, Inc.	71,793
1,701	Ball Corp.	100,104
2,675	Bemis Co., Inc.	84,931
862	Greif, Inc., Class A	50,720
2,695	Owens-Illinois, Inc.*	75,622
2,514	Packaging Corp. of America	58,249
253	Pactiv Corp.*	8,344
3,878	Sealed Air Corp.	87,178
2,457	Sonoco Products Co.	82,162
2,105	Temple-Inland, Inc.	39,279

		658,382

Distributors (0.1%):
3,791	Genuine Parts Co.	169,041

Diversified Consumer Services (0.1%):
482	Education Management Corp.*	7,076
4,527	H&R Block, Inc.	58,625
6,094	Service Corp. International	52,530

		118,231

Diversified Financial Services (6.6%):
239,458	Bank of America Corp.	3,139,294
190	CBOE Holdings, Inc.	3,808
4,776	CIT Group, Inc.*	194,956
504,935	Citigroup, Inc.*	1,969,247
1,569	CME Group, Inc.	408,646
32	Green Dot Corp., Class A*	1,551
488	Interactive Brokers Group, Inc., Class A*	8,399
94,962	JPMorgan Chase & Co.	3,615,203
4,745	Leucadia National Corp.*	112,077
2,987	NASDAQ OMX Group, Inc. (The)*	58,037
4,886	NYSE Euronext	139,593

		9,650,811

Diversified Telecommunication Services (4.8%):
141,034	AT&T, Inc.	4,033,572
7,172	CenturyTel, Inc.	283,007
587	Clearwire Corp., Class A*	4,749
14,673	Frontier Communications Corp.	119,878
25,171	Level 3 Communications, Inc.*	23,593
41,450	Qwest Communications International, Inc.	259,892
67,468	Verizon Communications, Inc.	2,198,782
6,605	Windstream Corp.	81,176

		7,004,649

Electric Utilities (3.5%):
3,972	Allegheny Energy, Inc.	97,393
11,431	American Electric Power Co., Inc.	414,145
2,812	DPL, Inc.	73,478
31,345	Duke Energy Corp.	555,120
7,778	Edison International	267,485
4,519	Entergy Corp.	345,839
15,768	Exelon Corp.	671,401
7,277	FirstEnergy Corp.	280,456
3,157	Great Plains Energy, Inc.	59,667
2,182	Hawaiian Electric Industries, Inc.	49,182
155	ITC Holdings Corp.	9,649
9,899	NextEra Energy, Inc.	538,407
4,286	Northeast Utilities	126,737
5,559	NV Energy, Inc.	73,101
5,226	Pepco Holdings, Inc.	97,204
2,590	Pinnacle West Capital Corp.	106,889
11,511	PPL Corp.	313,445
6,856	Progress Energy, Inc.	304,544
19,681	Southern Co.	732,920
2,562	Westar Energy, Inc.	62,077

		5,179,139

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electrical Equipment (0.1%):
843	General Cable Corp.*	$22,862
859	Hubbell, Inc., Class B	43,594
157	Regal-Beloit Corp.	9,214
1,384	SunPower Corp., Class A*	19,930
983	Thomas & Betts Corp.*	40,323

		135,923

Electronic Equipment, Instruments & Components (0.9%):
2,565	Arrow Electronics, Inc.*	68,562
3,553	Avnet, Inc.*	95,967
887	AVX Corp.	12,258
32,599	Corning, Inc.	595,910
3,562	Ingram Micro, Inc., Class A*	60,055
63	Itron, Inc.*	3,858
1,347	Jabil Circuit, Inc.	19,410
3,227	Molex, Inc.	67,541
1,216	Tech Data Corp.*	49,005
10,421	Tyco International, Ltd.	382,763
3,904	Vishay Intertechnology, Inc.*	37,791
278	Vishay Precision Group, Inc.*	4,340

		1,397,460

Energy Equipment & Services (1.4%):
1,024	Atwood Oceanics, Inc.*	31,181
7,436	Baker Hughes, Inc.	316,773
2,532	Cameron International Corp.*	108,775
1,098	Diamond Offshore Drilling, Inc.	74,411
212	Dresser-Rand Group, Inc.*	7,821
1,281	Exterran Holdings, Inc.*	29,091
2,206	Helmerich & Payne, Inc.	89,255
4,048	Nabors Industries, Ltd.*	73,107
10,002	National-Oilwell Varco, Inc.	444,789
1,298	Oceaneering International, Inc.*	69,910
1,106	Oil States International, Inc.*	51,484
3,748	Patterson-UTI Energy, Inc.	64,016
2,558	Pride International, Inc.*	75,282
2,399	Rowan Cos., Inc.*	72,834
4,142	Schlumberger, Ltd.	255,189
519	Seacor Holdings, Inc.*	44,198
1,735	Superior Energy Services, Inc.*	46,307
1,225	Tidewater, Inc.	54,892
972	Unit Corp.*	36,246
10,596	Weatherford International, Ltd.*	181,192

		2,126,753

Food & Staples Retailing (1.8%):
1,165	BJ’s Wholesale Club, Inc.*	48,348
28,877	CVS Caremark Corp.	908,759
14,517	Kroger Co. (The)	314,438
9,278	Safeway, Inc.	196,322
4,959	Supervalu, Inc.	57,177
19,288	Wal-Mart Stores, Inc.	1,032,294
2,070	Walgreen Co.	69,345

		2,626,683

Food Products (2.4%):
15,350	Archer-Daniels Midland Co.	489,972
3,445	Bunge, Ltd.	203,806
1,745	Campbell Soup Co.	62,384
9,603	ConAgra Foods, Inc.	210,690
1,748	Corn Products International, Inc.	65,550
4,557	Dean Foods Co.*	46,527
4,604	Del Monte Foods Co.	60,358
1,088	Flowers Foods, Inc.	27,026
6,416	General Mills, Inc.	234,441
4,455	H.J. Heinz Co.	211,033
1,579	Hershey Co.	75,145
1,635	Hormel Foods Corp.	72,921
2,845	J.M. Smucker Co. (The)	172,208
618	Kellogg Co.	31,215
38,285	Kraft Foods, Inc., Class A	1,181,475
1,572	McCormick & Co.	66,087
1,348	Ralcorp Holdings, Inc.*	78,831
4,498	Sara Lee Corp.	60,408
3,302	Smithfield Foods, Inc.*	55,573
7,273	Tyson Foods, Inc., Class A	116,513

		3,522,163

Gas Utilities (0.5%):
1,795	AGL Resources, Inc.	68,856
2,210	Atmos Energy Corp.	64,643
1,761	Energen Corp.	80,513
249	EQT Corp.	8,979
1,801	National Fuel Gas Co.	93,310
2,487	ONEOK, Inc.	112,014
4,256	QEP Resources, Inc.	128,276
4,179	Questar Corp.	73,258
2,584	UGI Corp.	73,928

		703,777

Health Care Equipment & Supplies (0.8%):
1,342	Alere, Inc.*	41,508
2,396	Baxter International, Inc.	114,313
1,637	Beckman Coulter, Inc.	79,869
36,203	Boston Scientific Corp.*	221,924
3,467	CareFusion Corp.*	86,120
895	Cooper Companies, Inc.	41,367
176	Hill-Rom Holdings, Inc.	6,317
6,093	Hologic, Inc.*	97,549
1,424	Kinetic Concepts, Inc.*	52,090
6,075	Medtronic, Inc.	203,999
851	Teleflex, Inc.	48,320
4,842	Zimmer Holdings, Inc.*	253,382

		1,246,758

Health Care Providers & Services (2.1%):
10,143	Aetna, Inc.	320,620
1,689	Brookdale Senior Living, Inc.*	27,548
5,671	Cardinal Health, Inc.	187,370
6,605	CIGNA Corp.	236,327
735	Community Health Systems, Inc.*	22,763
3,507	Coventry Health Care, Inc.*	75,506
52	Emdeon, Inc., Class A*	633
2,372	Health Net, Inc.*	64,495
4,063	Humana, Inc.*	204,125
1,387	LifePoint Hospitals, Inc.*	48,628
3,681	McKesson HBOC, Inc.	227,412
38	MEDNAX, Inc.*	2,025
2,648	Omnicare, Inc.	63,234
463	Quest Diagnostics, Inc.	23,368
2,672	Tenet Healthcare Corp.*	12,612
27,131	UnitedHealth Group, Inc.	952,569
1,931	Universal Health Services, Inc., Class B	75,039
9,542	WellPoint, Inc.*	540,459

		3,084,733

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Hotels, Restaurants & Leisure (0.4%):
371	Brinker International, Inc.	$6,997
6,535	Carnival Corp.	249,702
601	Choice Hotels International, Inc.	21,912
984	Hyatt Hotels Corp., Class A*	36,792
377	International Speedway Corp., Class A	9,199
1,044	Madison Square Garden, Inc., Class A*	22,007
5,588	MGM Resorts International*	63,033
1,637	Penn National Gaming, Inc.*	48,472
1,887	Royal Caribbean Cruises, Ltd.*	59,497
5,113	Wendy’s/Arby’s Group, Inc.	23,162
4,365	Wyndham Worldwide Corp.	119,907

		660,680

Household Durables (0.6%):
6,440	D. R. Horton, Inc.	71,613
3,228	Fortune Brands, Inc.	158,914
2,471	Garmin, Ltd.	74,995
831	Harman International Industries, Inc.*	27,764
2,188	Jarden Corp.	68,112
2,010	KB Home	22,773
1,488	Leggett & Platt, Inc.	33,867
3,721	Lennar Corp.	57,229
866	M.D.C. Holdings, Inc.	25,140
1,151	Mohawk Industries, Inc.*	61,348
6,757	Newell Rubbermaid, Inc.	120,342
7,977	Pulte Group, Inc.*	69,879
3,398	Toll Brothers, Inc.*	64,630
1,009	Whirlpool Corp.	81,689

		938,295

Household Products (2.9%):
159	Clorox Co. (The)	10,615
1,931	Colgate-Palmolive Co.	148,417
1,681	Energizer Holdings, Inc.*	113,014
2,057	Kimberly-Clark Corp.	133,808
64,613	Procter & Gamble Co. (The)	3,874,841

		4,280,695

Independent Power Producers & Energy Traders (0.4%):
16,009	AES Corp. (The)*	181,702
4,550	Calpine Corp.*	56,647
4,472	Constellation Energy Group, Inc.	144,177
3,652	Mirant Corp.*	36,374
6,189	NRG Energy, Inc.*	128,855
251	Ormat Technologies, Inc.	7,322
9,016	RRI Energy, Inc.*	32,007

		587,084

Industrial Conglomerates (2.2%):
1,431	Carlisle Cos., Inc.	42,858
195,705	General Electric Co.	3,180,206
1,111	McDermott International, Inc.*	16,421
3,216	Textron, Inc.	66,121

		3,305,606

Insurance (7.2%):
6,856	ACE, Ltd.	399,362
591	AFLAC, Inc.	30,561
166	Alleghany Corp.*	50,303
1,200	Allied World Assurance Co. Holdings, Ltd.	67,908
12,840	Allstate Corp. (The)	405,102
1,998	American Financial Group, Inc.	61,099
2,933	American International Group, Inc.*	114,680
139	American National Insurance Co.	10,560
6,432	Aon Corp.	251,555
1,090	Arch Capital Group, Ltd.*	91,342
1,935	Arthur J. Gallagher & Co.	51,026
1,821	Aspen Insurance Holdings, Ltd.	55,140
2,671	Assurant, Inc.	108,710
4,320	Assured Guaranty, Ltd.	73,915
2,063	Axis Capital Holdings, Ltd.	67,955
41,280	Berkshire Hathaway, Inc., Class B*	3,413,030
1,213	Brown & Brown, Inc.	24,490
7,801	Chubb Corp. (The)	444,579
3,498	Cincinnati Financial Corp.	100,917
620	CNA Financial Corp.*	17,354
2,886	CoreLogic, Inc.	55,296
922	Endurance Specialty Holdings, Ltd.	36,696
146	Erie Indemnity Co., Class A	8,185
1,408	Everest Re Group, Ltd.	121,750
5,416	Fidelity National Financial, Inc., Class A	85,085
9,519	Genworth Financial, Inc.*	116,322
1,117	Hanover Insurance Group, Inc. (The)	52,499
9,712	Hartford Financial Services Group, Inc.	222,890
2,653	HCC Insurance Holdings, Inc.	69,217
7,227	Lincoln National Corp.	172,870
7,513	Loews Corp.	284,743
240	Markel Corp.*	82,702
973	Marsh & McLennan Cos., Inc.	23,469
3,547	MBIA, Inc.*	35,647
660	Mercury General Corp.	26,974
10,675	MetLife, Inc.	410,454
5,922	Old Republic International Corp.	82,020
561	OneBeacon Insurance Group, Ltd., Class A	8,017
1,891	PartnerRe, Ltd.	151,620
7,634	Principal Financial Group, Inc.	197,873
16,004	Progressive Corp. (The)	334,003
2,033	Protective Life Corp.	44,238
11,079	Prudential Financial, Inc.	600,260
1,723	Reinsurance Group of America, Inc.	83,204
1,311	RenaissanceRe Holdings, Ltd.	78,608
1,136	StanCorp Financial Group, Inc.	43,168
1,971	Torchmark Corp.	104,739
1,520	Transatlantic Holdings, Inc.	77,246
9,918	Travelers Cos., Inc. (The)	516,728
1,154	Unitrin, Inc.	28,146
7,947	UnumProvident Corp.	176,026
1,612	Validus Holdings, Ltd.	42,492
2,990	W.R. Berkley Corp.	80,939
31	Wesco Financial Corp.	11,103
178	White Mountains Insurance Group, Ltd.	54,906
8,211	XL Group plc	177,850

		10,537,573

Internet & Catalog Retail (0.2%):
2,881	Expedia, Inc.	81,273
14,263	Liberty Media Corp. — Capital, Series A*	195,546

		276,819

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Internet Software & Services (0.5%):
17,022	eBay, Inc.*	$415,337
1,251	IAC/InterActiveCorp*	32,864
19,112	Yahoo!, Inc.*	270,817

		719,018

IT Services (0.4%):
3,551	Amdocs, Ltd.*	101,771
201	Broadridge Financial Solutions, Inc.	4,597
3,683	Computer Sciences Corp.	169,418
2,287	Convergys Corp.*	23,899
6,383	Fidelity National Information Services, Inc.	173,171
1,207	Fiserv, Inc.*	64,961
4,021	Total System Services, Inc.	61,280

		599,097

Leisure Equipment & Products (0.1%):
3,616	Mattel, Inc.	84,831

Life Sciences Tools & Services (0.4%):
438	Bio-Rad Laboratories, Inc., Class A*	39,644
1,134	Charles River Laboratories International, Inc.*	37,592
1,291	Life Technologies Corp.*	60,277
1,579	PerkinElmer, Inc.	36,538
9,797	Thermo Fisher Scientific, Inc.*	469,080

		643,131

Machinery (1.2%):
2,197	AGCO Corp.*	85,705
555	Babcock & Wilcox Co.*	11,810
510	CNH Global NV, New York Shares*	18,686
1,244	Crane Co.	47,197
889	Danaher Corp.	36,102
539	Deere & Co.	37,612
1,622	Dover Corp.	84,685
2,957	Eaton Corp.	243,923
196	Flowserve Corp.	21,446
88	Gardner Denver, Inc.	4,724
1,879	Harsco Corp.	46,186
268	IDEX Corp.	9,517
7,685	Ingersoll-Rand plc	274,431
582	Kennametal, Inc.	18,001
2,761	Parker Hannifin Corp.	193,436
1,143	Pentair, Inc.	38,439
1,400	Snap-On, Inc.	65,114
941	Spx Corp.	59,547
3,836	Stanley Black & Decker, Inc.	235,070
2,601	Terex Corp.*	59,615
581	Timken Co.	22,287
1,907	Trinity Industries, Inc.	42,469
1,018	Wabtec Corp.	48,650

		1,704,652

Marine (0.1%):
932	Alexander & Baldwin, Inc.	32,471
1,264	Kirby Corp.*	50,636

		83,107

Media (4.5%):
2,507	AOL, Inc.*	62,048
5,654	Cablevision Systems Corp., Class A	148,078
14,302	CBS Corp.	226,830
823	Central European Media Enterprises, Ltd., Class A*	20,534
947	Clear Channel Outdoor Holdings, Inc., Class A*	10,824
67,146	Comcast Corp., Class A	1,214,000
1,795	Discovery Communications, Inc., Class A*	78,172
4,834	DISH Network Corp., Class A	92,620
5,592	Gannett Co., Inc.	68,390
102	John Wiley & Sons, Inc.	4,168
1,117	Lamar Advertising Co.*	35,543
5,565	Liberty Global, Inc., Class A*	171,458
1,755	Liberty Media Corp. — Capital, Series A*	91,365
1,188	Liberty Media-Starz, Series A*	77,077
2,212	McGraw-Hill Cos., Inc. (The)	73,129
568	Meredith Corp.	18,920
3,088	New York Times Co., Class A*	23,901
43,148	News Corp.	563,513
1,462	Omnicom Group, Inc.	57,720
1,436	Regal Entertainment Group, Class A	18,840
6,036	Thomson Reuters Corp.	226,531
21,600	Time Warner, Inc.	662,040
8,462	Time Warner, Inc.	456,863
11,643	Viacom, Inc., Class B	421,360
7,926	Virgin Media, Inc.	182,457
46,747	Walt Disney Co. (The)	1,547,793
141	Washington Post Co. (The), Class B	56,317

		6,610,491

Metals & Mining (0.6%):
2,293	AK Steel Holding Corp.	31,666
20,854	Alcoa, Inc.	252,542
2,764	Commercial Metals Co.	40,050
4,312	Nucor Corp.	164,719
1,563	Reliance Steel & Aluminum Co.	64,911
1,118	Royal Gold, Inc.	55,721
409	Schnitzer Steel Industries, Inc.	19,747
5,320	Steel Dynamics, Inc.	75,065
2,827	United States Steel Corp.	123,936
268	Walter Energy, Inc.	21,786

		850,143

Multi-Utilities (2.7%):
2,661	Alliant Energy Corp.	96,727
5,722	Ameren Corp.	162,505
10,045	Centerpoint Energy, Inc.	157,907
5,390	CMS Energy Corp.	97,128
6,731	Consolidated Edison, Inc.	324,569
14,228	Dominion Resources, Inc.	621,194
4,021	DTE Energy Co.	184,685
1,811	Integrys Energy Group, Inc.	94,281
4,372	MDU Resources Group, Inc.	87,221
6,618	NiSource, Inc.	115,153
2,560	NSTAR	100,736
2,342	OGE Energy Corp.	93,376
8,888	PG&E Corp.	403,693
12,078	Public Service Enterprise Group, Inc.	399,540
2,696	SCANA Corp.	108,703
5,910	Sempra Energy	317,958
5,181	TECO Energy, Inc.	89,735
1,914	Vectren Corp.	49,515
2,799	Wisconsin Energy Corp.	161,782
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Multi-Utilities, continued
10,972	Xcel Energy, Inc.	$252,027

		3,918,435

Multiline Retail (0.3%):
3,868	J.C. Penney Co., Inc.	105,132
1,947	Kohl’s Corp.*	102,568
9,080	Macy’s, Inc.	209,657
1,117	Sears Holdings Corp.*	80,581

		497,938

Office Electronics (0.2%):
32,921	Xerox Corp.	340,732
585	Zebra Technologies Corp., Class A*	19,680

		360,412

Oil, Gas & Consumable Fuels (9.2%):
2,538	Alpha Natural Resources, Inc.*	104,439
11,810	Anadarko Petroleum Corp.	673,761
8,695	Apache Corp.	850,023
1,093	Arch Coal, Inc.	29,194
500	Atlas Energy, Inc.*	14,320
2,549	Cabot Oil & Gas Corp.	76,750
15,539	Chesapeake Energy Corp.	351,958
45,401	Chevron Corp.	3,679,751
1,768	Cobalt International Energy, Inc.*	16,884
1,069	Comstock Resources, Inc.*	24,042
21,919	ConocoPhillips	1,258,808
2,933	Consol Energy, Inc.	108,404
37	Continental Resources, Inc.*	1,715
9,606	Denbury Resources, Inc.*	152,639
10,668	Devon Energy Corp.	690,646
13,775	El Paso Corp.	170,535
9,855	Exxon Mobil Corp.	608,940
991	Forest Oil Corp.*	29,433
2,392	Frontier Oil Corp.	32,053
162	Frontline, Ltd.	4,606
6,961	Hess Corp.	411,534
357	Holly Corp.	10,264
12,415	Marathon Oil Corp.	410,937
2,286	Mariner Energy, Inc.*	55,390
2,405	Massey Energy Co.	74,603
4,033	Murphy Oil Corp.	249,723
3,185	Newfield Exploration Co.*	182,946
4,169	Noble Energy, Inc.	313,050
15,451	Occidental Petroleum Corp.	1,209,813
6,417	Peabody Energy Corp.	314,497
1,974	Petrohawk Energy Corp.*	31,860
2,768	Pioneer Natural Resources Co.	180,003
3,310	Plains Exploration & Production Co.*	88,278
2,515	Quicksilver Resources, Inc.*	31,689
3,328	SandRidge Energy, Inc.*	18,903
511	SM Energy Co.	19,142
2,949	Southern Union Co.	70,953
15,469	Spectra Energy Corp.	348,826
2,934	Sunoco, Inc.	107,091
967	Teekay Shipping Corp.	25,848
3,569	Tesoro Corp.	47,682
13,511	Valero Energy Corp.	236,578
1,298	Whiting Petroleum Corp.*	123,972
8,077	Williams Cos., Inc. (The)	154,352

		13,596,835

Paper & Forest Products (0.3%):
1,020	Domtar Corp.	65,872
2,381	International Paper Co.	51,787
4,092	MeadWestvaco Corp.	99,763
12,782	Weyerhaeuser Co.	201,444

		418,866

Personal Products (0.3%):
1,660	Alberto-Culver Co.	62,499
4,220	Mead Johnson Nutrition Co., Class A	240,160
1,357	NBTY, Inc.*	74,608

		377,267

Pharmaceuticals (8.1%):
3,612	Abbott Laboratories	188,691
41,046	Bristol-Myers Squibb Co.	1,112,757
18,693	Eli Lilly & Co.	682,855
2,695	Endo Pharmaceuticals Holdings, Inc.*	89,582
6,846	Forest Laboratories, Inc.*	211,747
55,955	Johnson & Johnson Co.	3,466,972
5,975	King Pharmaceuticals, Inc.*	59,511
74,426	Merck & Co., Inc.	2,739,621
1,235	Mylan, Inc.*	23,230
192,520	Pfizer, Inc.	3,305,568
862	Symetra Financial Corp.	9,017
2,708	Watson Pharmaceuticals, Inc.*	114,575

		12,004,126

Professional Services (0.2%):
3,084	Equifax, Inc.	96,221
224	FTI Consulting, Inc.*	7,771
1,916	Manpower, Inc.	100,015
1,482	Monster Worldwide, Inc.*	19,207
819	Towers Watson & Co., Class A	40,278

		263,492

Real Estate Investment Trusts (REITs) (3.2%):
1,308	Alexandria Real Estate Equities, Inc.	91,560
3,672	AMB Property Corp.	97,198
14,796	Annaly Capital Management, Inc.	260,410
1,455	Apartment Investment & Management Co., Class A	31,108
1,982	Avalonbay Communities, Inc.	205,989
3,319	Boston Properties, Inc.	275,875
2,949	Brandywine Realty Trust	36,125
1,480	BRE Properties, Inc.	61,420
1,522	Camden Property Trust	73,010
21,107	Chimera Investment Corp.	83,373
1,630	CommonWealth REIT	41,728
1,407	Corporate Office Properties Trust	52,495
4,889	Developers Diversified Realty Corp.	54,855
112	Digital Realty Trust, Inc.	6,910
2,902	Douglas Emmett, Inc.	50,814
6,059	Duke Realty Corp.	70,224
6,322	Equity Residential Property Trust	300,738
437	Essex Property Trust, Inc.	47,825
586	Federal Realty Investment Trust	47,853
1,067	General Growth Properties, Inc.	16,645
7,402	HCP, Inc.	266,324
3,190	Health Care REIT, Inc.	151,015
2,879	Hospitality Properties Trust	64,288
15,741	Host Hotels & Resorts, Inc.	227,930
9,763	Kimco Realty Corp.	153,767
2,660	Liberty Property Trust	84,854
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
3,096	Macerich Co. (The)	$132,973
1,844	Mack-Cali Realty Corp.	60,317
2,867	Nationwide Health Properties, Inc.	110,867
1,204	Piedmont Office Realty Trust, Inc., Class A	22,768
2,285	Plum Creek Timber Co., Inc.	80,661
10,676	ProLogis Trust	125,763
297	Public Storage, Inc.	28,821
1,345	Rayonier, Inc.	67,411
2,641	Realty Income Corp.	89,055
2,008	Regency Centers Corp.	79,256
2,955	Senior Housing Properties Trust	69,443
2,152	Simon Property Group, Inc.	199,576
1,861	SL Green Realty Corp.	117,857
1,303	Taubman Centers, Inc.	58,127
4,054	UDR, Inc.	85,620
2,760	Ventas, Inc.	142,333
3,510	Vornado Realty Trust	300,210
2,910	Weingarten Realty Investors	63,496

		4,688,887

Real Estate Management & Development (0.0%):
2,876	Forest City Enterprises, Inc., Class A*	36,899
260	St. Joe Co. (The)*	6,466

		43,365

Road & Rail (1.4%):
1,119	Con-way, Inc.	34,678
9,291	CSX Corp.	513,978
493	Hertz Global Holdings, Inc.*	5,221
1,022	Kansas City Southern Industries, Inc.*	38,233
8,834	Norfolk Southern Corp.	525,711
619	Ryder System, Inc.	26,475
10,571	Union Pacific Corp.	864,708

		2,009,004

Semiconductors & Semiconductor Equipment (1.2%):
8,777	Advanced Micro Devices, Inc.*	62,404
1,154	Atmel Corp.*	9,186
3,102	Fairchild Semiconductor International, Inc.*	29,159
41,968	Intel Corp.	807,045
1,601	International Rectifier Corp.*	33,765
1,870	Intersil Corp., Class A	21,860
3,759	KLA-Tencor Corp.	132,429
16,159	LSI Logic Corp.*	73,685
3,005	MEMC Electronic Materials, Inc.*	35,820
20,644	Micron Technology, Inc.*	148,843
558	National Semiconductor Corp.	7,126
191	Novellus Systems, Inc.*	5,077
5,191	PMC-Sierra, Inc.*	38,206
15,959	Texas Instruments, Inc.	433,127

		1,837,732

Software (1.4%):
9,225	Activision Blizzard, Inc.	99,814
1,766	CA, Inc.	37,298
2,496	Compuware Corp.*	21,291
512	Electronic Arts, Inc.*	8,412
60,514	Microsoft Corp.	1,481,988
8,696	Novell, Inc.*	51,915
17,280	Symantec Corp.*	262,138
3,322	Synopsys, Inc.*	82,286

		2,045,142

Specialty Retail (0.4%):
761	Aaron’s, Inc.	14,041
532	Abercrombie & Fitch Co., Class A	20,918
3,537	American Eagle Outfitters, Inc.	52,914
989	AutoNation, Inc.*	22,994
3,874	Foot Locker, Inc.	56,289
3,578	GameStop Corp., Class A*	70,522
1,271	Gap, Inc. (The)	23,691
8,226	Lowe’s Cos., Inc.	183,358
5,327	Office Depot, Inc.*	24,504
3,043	RadioShack Corp.	64,907
855	Sherwin Williams Co.	64,245
2,075	Signet Jewelers, Ltd.*	65,861

		664,244

Textiles, Apparel & Luxury Goods (0.1%):
2,116	V.F. Corp.	171,438

Thrifts & Mortgage Finance (0.4%):
441	Capitol Federal Financial	10,893
4,839	First Niagara Financial Group, Inc.	56,375
10,332	Hudson City Bancorp, Inc.	126,670
10,425	New York Community Bancorp, Inc.	169,406
8,688	People’s United Financial, Inc.	113,726
1,707	TFS Financial Corp.	15,687
2,669	Washington Federal, Inc.	40,729

		533,486

Tobacco (1.0%):
20,730	Altria Group, Inc.	497,934
3,650	Lorillard, Inc.	293,131
6,985	Philip Morris International, Inc.	391,300
4,012	Reynolds American, Inc.	238,273

		1,420,638

Trading Companies & Distributors (0.0%):
774	GATX Corp.	22,694
659	WESCO International, Inc.*	25,892

		48,586

Water Utilities (0.1%):
4,258	American Water Works Co., Inc.	99,084
3,251	Aqua America, Inc.	66,320

		165,404

Wireless Telecommunication Services (0.3%):
1,417	Leap Wireless International, Inc.*	17,500
3,003	MetroPCS Communications, Inc.*	31,412
800	NII Holdings, Inc.*	32,880
70,310	Sprint Nextel Corp.*	325,535
1,950	Telephone and Data Systems, Inc.	63,960
399	United States Cellular Corp.*	18,342

		489,629

Total Common Stocks (Cost $144,257,329)		140,336,441

Exchange Traded Funds (1.9%):
Diversified Financial Services (1.9%):
24,457	SPDR S&P 500 ETF Trust, Series 1	2,791,033

Total Exchange Traded Funds (Cost $2,857,880)		2,791,033

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Investment Company (2.5%):
3,711,362	Dreyfus Treasury Prime Cash Management, 0.00%(a)	$3,711,362

Total Investment Company (Cost $3,711,362)		3,711,362

Total Investment Securities (Cost $150,826,571)(b)—99.7%		146,838,836
Net other assets (liabilities) — 0.3%		477,333

Net Assets — 100.0%		$147,316,169

Percentages indicated are based on net assets as of September 30, 2010.

ETF	Exchange Traded Fund

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $151,126,566. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$4,159,390
Unrealized depreciation	(8,447,120)

Net unrealized appreciation/(depreciation)	(4,287,730)

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Russell 1000 Value Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
Cash of $346,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2010:

					Unrealized
		Expiration	Number of		Appreciation/
Description	Type	Date	Contracts	Notional Value	(Depreciation)
S&P 500 Index E-Mini December Futures	Long	12/10	74	$4,108,339	$97,451
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.7%
British Virgin Islands	0.0%
Canada	0.2%
Greece	0.0%
Guernsey	0.1%
Ireland	0.3%
Liberia	0.0%
Netherlands	0.2%
Panama	0.2%
Switzerland	0.7%
United Kingdom	0.0%
United States	97.6%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.9%):
Aerospace & Defense (2.7%):
36,329	Boeing Co. (The)	$2,417,332
18,886	General Dynamics Corp.	1,186,230
6,220	Goodrich Corp.	458,601
38,340	Honeywell International, Inc.	1,684,659
9,105	ITT Industries, Inc.	426,387
5,684	L-3 Communications Holdings, Inc.	410,783
14,759	Lockheed Martin Corp.	1,052,021
14,608	Northrop Grumman Corp.	885,683
7,063	Precision Castparts Corp.	899,473
18,575	Raytheon Co.	849,063
7,805	Rockwell Collins, Inc.	454,641
46,130	United Technologies Corp.	3,285,840

		14,010,713

Air Freight & Logistics (1.1%):
8,235	C.H. Robinson Worldwide, Inc.	575,791
10,533	Expeditors International of Washington, Inc.	486,941
15,617	FedEx Corp.	1,335,254
49,189	United Parcel Service, Inc., Class B	3,280,414

		5,678,400

Airlines (0.1%):
37,032	Southwest Airlines Co.	484,008

Auto Components (0.2%):
12,189	Goodyear Tire & Rubber Co.*	131,032
33,429	Johnson Controls, Inc.	1,019,584

		1,150,616

Automobiles (0.5%):
170,761	Ford Motor Co.*	2,090,115
11,691	Harley-Davidson, Inc.	332,492

		2,422,607

Beverages (2.6%):
5,153	Brown-Forman Corp., Class B	317,631
114,667	Coca-Cola Co. (The)	6,710,313
16,468	Coca-Cola Enterprises, Inc.	510,508
8,798	Constellation Brands, Inc.*	155,637
11,814	Dr Pepper Snapple Group, Inc.	419,633
7,845	Molson Coors Brewing Co.	370,441
78,992	PepsiCo, Inc.	5,248,228

		13,732,391

Biotechnology (1.4%):
47,589	Amgen, Inc.*	2,622,630
12,011	Biogen, Inc.*	674,057
22,812	Celgene Corp.*	1,314,199
3,733	Cephalon, Inc.*	233,088
12,653	Genzyme Corp.*	895,706
41,637	Gilead Sciences, Inc.*	1,482,694

		7,222,374

Building Products (0.0%):
17,794	Masco Corp.	195,912

Capital Markets (2.3%):
12,465	Ameriprise Financial, Inc.	589,968
60,276	Bank of New York Mellon Corp.	1,575,012
49,195	Charles Schwab Corp.	683,810
9,976	E*TRADE Financial Corp.*	145,051
4,551	Federated Investors, Inc.	103,581
7,274	Franklin Resources, Inc.	777,591
25,601	Goldman Sachs Group, Inc.	3,701,393
23,240	Invesco, Ltd.	493,385
8,963	Janus Capital Group, Inc.	98,145
7,669	Legg Mason, Inc.	232,447
69,359	Morgan Stanley	1,711,780
12,019	Northern Trust Corp.	579,797
24,916	State Street Corp.	938,337
12,728	T. Rowe Price Group, Inc.	637,227

		12,267,524

Chemicals (1.9%):
10,552	Air Products & Chemicals, Inc.	873,917
3,697	Airgas, Inc.	251,211
3,529	CF Industries Holdings, Inc.	337,019
57,586	Dow Chemical Co. (The)	1,581,312
45,008	E.I. du Pont de Nemours & Co.	2,008,257
3,589	Eastman Chemical Co.	265,586
11,583	Ecolab, Inc.	587,721
3,598	FMC Corp.	246,139
3,964	International Flavor & Fragrances, Inc.	192,333
26,834	Monsanto Co.	1,286,154
8,200	PPG Industries, Inc.	596,960
15,196	Praxair, Inc.	1,371,591
6,023	Sigma Aldrich Corp.	363,669

		9,961,869

Commercial Banks (2.7%):
34,403	BB&T Corp.	828,424
8,753	Comerica, Inc.	325,174
39,533	Fifth Third Bancorp	475,582
11,696	First Horizon National Corp.*	133,446
35,583	Huntington Bancshares, Inc.	201,756
43,699	KeyCorp	347,844
4,258	M&T Bank Corp.	348,347
26,188	Marshall & Ilsley Corp.	184,363
26,087	PNC Financial Services Group, Inc.	1,354,176
62,350	Regions Financial Corp.	453,284
24,820	SunTrust Banks, Inc.	641,101
95,187	U.S. Bancorp	2,057,943
259,844	Wells Fargo & Co.	6,529,880
8,604	Zions Bancorp	183,781

		14,065,101

Commercial Services & Supplies (0.5%):
5,455	Avery Dennison Corp.	202,490
6,601	Cintas Corp.	181,858
10,002	Iron Mountain, Inc.	223,445
10,259	Pitney Bowes, Inc.	219,337
10,239	R.R. Donnelley & Sons Co.	173,653
15,213	Republic Services, Inc.	463,844
4,235	Stericycle, Inc.*	294,248
23,705	Waste Management, Inc.	847,217

		2,606,092

Communications Equipment (2.3%):
283,563	Cisco Systems, Inc.*	6,210,030
6,406	Harris Corp.	283,722
10,824	JDS Uniphase Corp.*	134,109
25,815	Juniper Networks, Inc.*	783,485
115,873	Motorola, Inc.*	988,397
79,700	QUALCOMM, Inc.	3,596,064
19,148	Tellabs, Inc.	142,652

		12,138,459

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Computers & Peripherals (6.0%):
45,360	Apple Computer, Inc.*	$12,870,900
84,005	Dell, Inc.*	1,088,705
101,957	EMC Corp.*	2,070,747
112,596	Hewlett-Packard Co.	4,736,914
62,624	International Business Machines Corp.	8,400,383
3,897	Lexmark International, Inc.*	173,884
17,728	NetApp, Inc.*	882,677
5,529	QLogic Corp.*	97,531
11,571	SanDisk Corp.*	424,077
8,305	Teradata Corp.*	320,241
11,384	Western Digital Corp.*	323,192

		31,389,251

Construction & Engineering (0.2%):
8,875	Fluor Corp.	439,579
6,241	Jacobs Engineering Group, Inc.*	241,526
10,472	Quanta Services, Inc.*	199,806

		880,911

Construction Materials (0.0%):
6,367	Vulcan Materials Co.	235,070

Consumer Finance (0.7%):
51,975	American Express Co.	2,184,509
22,678	Capital One Financial Corp.	896,915
27,008	Discover Financial Services	450,493
24,110	SLM Corp.*	278,471

		3,810,388

Containers & Packaging (0.2%):
4,546	Ball Corp.	267,532
5,425	Bemis Co., Inc.	172,244
8,118	Owens-Illinois, Inc.*	227,791
6,760	Pactiv Corp.*	222,945
7,922	Sealed Air Corp.	178,086

		1,068,598

Distributors (0.1%):
7,824	Genuine Parts Co.	348,872

Diversified Consumer Services (0.1%):
6,298	Apollo Group, Inc., Class A*	323,402
3,124	DeVry, Inc.	153,732
15,649	H&R Block, Inc.	202,655

		679,789

Diversified Financial Services (4.0%):
498,193	Bank of America Corp.	6,531,310
1,179,614	Citigroup, Inc.*	4,600,495
3,338	CME Group, Inc.	869,382
3,676	Intercontinental Exchange, Inc.*	384,951
196,876	JPMorgan Chase & Co.	7,495,069
9,783	Leucadia National Corp.*	231,074
10,118	Moody’s Corp.	252,748
7,147	NASDAQ OMX Group, Inc. (The)*	138,866
12,936	NYSE Euronext	369,582

		20,873,477

Diversified Telecommunication Services (2.8%):
293,387	AT&T, Inc.	8,390,868
14,965	CenturyTel, Inc.	590,519
49,247	Frontier Communications Corp.	402,348
112	Nortel Networks Corp., SP ADR*	2
86,346	Qwest Communications International, Inc.	541,389
140,349	Verizon Communications, Inc.	4,573,974
23,985	Windstream Corp.	294,776

		14,793,876

Electric Utilities (1.9%):
8,419	Allegheny Energy, Inc.	206,434
23,803	American Electric Power Co., Inc.	862,383
65,472	Duke Energy Corp.	1,159,509
16,175	Edison International	556,258
9,276	Entergy Corp.	709,892
32,818	Exelon Corp.	1,397,390
15,134	FirstEnergy Corp.	583,264
20,646	NextEra Energy, Inc.	1,122,936
8,744	Northeast Utilities	258,560
11,113	Pepco Holdings, Inc.	206,702
5,393	Pinnacle West Capital Corp.	222,569
23,965	PPL Corp.	652,567
14,526	Progress Energy, Inc.	645,245
41,244	Southern Co.	1,535,927

		10,119,636

Electrical Equipment (0.6%):
37,357	Emerson Electric Co.	1,967,220
2,676	First Solar, Inc.*	394,308
7,043	Rockwell Automation, Inc.	434,764
4,676	Roper Industries, Inc.	304,782

		3,101,074

Electronic Equipment, Instruments & Components (0.7%):
17,196	Agilent Technologies, Inc.*	573,830
8,624	Amphenol Corp., Class A	422,404
77,533	Corning, Inc.	1,417,303
7,848	FLIR Systems, Inc.*	201,694
9,713	Jabil Circuit, Inc.	139,964
6,832	Molex, Inc.	142,994
24,711	Tyco International, Ltd.	907,635

		3,805,824

Energy Equipment & Services (1.8%):
23,988	Baker Hughes, Inc.	1,021,889
12,026	Cameron International Corp.*	516,637
3,451	Diamond Offshore Drilling, Inc.	233,874
5,958	FMC Technologies, Inc.*	406,872
45,223	Halliburton Co.	1,495,525
5,262	Helmerich & Payne, Inc.	212,900
14,160	Nabors Industries, Ltd.*	255,730
20,806	National-Oilwell Varco, Inc.	925,243
5,690	Rowan Cos., Inc.*	172,748
67,841	Schlumberger, Ltd.	4,179,684

		9,421,102

Food & Staples Retailing (2.4%):
21,803	Costco Wholesale Corp.	1,406,076
67,435	CVS Caremark Corp.	2,122,179
31,877	Kroger Co. (The)	690,456
18,944	Safeway, Inc.	400,855
10,733	Supervalu, Inc.	123,752
29,212	SYSCO Corp.	833,126
99,308	Wal-Mart Stores, Inc.	5,314,964
48,320	Walgreen Co.	1,618,720
7,255	Whole Foods Market, Inc.*	269,233

		12,779,361

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Food Products (1.7%):
31,743	Archer-Daniels Midland Co.	$1,013,237
9,607	Campbell Soup Co.	343,450
21,830	ConAgra Foods, Inc.	478,950
8,823	Dean Foods Co.*	90,083
31,875	General Mills, Inc.	1,164,713
15,804	H.J. Heinz Co.	748,635
7,668	Hershey Co.	364,920
3,465	Hormel Foods Corp.	154,539
5,933	J.M. Smucker Co. (The)	359,124
12,941	Kellogg Co.	653,650
86,593	Kraft Foods, Inc., Class A	2,672,260
6,614	McCormick & Co.	278,053
32,876	Sara Lee Corp.	441,525
14,804	Tyson Foods, Inc., Class A	237,160

		9,000,299

Gas Utilities (0.2%):
7,403	EQT Corp.	266,952
2,296	NICOR, Inc.	105,203
5,283	ONEOK, Inc.	237,946
8,694	QEP Resources, Inc.	262,037

		872,138

Health Care Equipment & Supplies (1.7%):
4,649	Bard (C.R.), Inc.	378,568
29,015	Baxter International, Inc.	1,384,306
11,526	Becton Dickinson & Co.	854,077
75,304	Boston Scientific Corp.*	461,614
9,492	CareFusion Corp.*	235,781
7,163	DENTSPLY International, Inc.	229,001
8,306	Hospira, Inc.*	473,525
1,954	Intuitive Surgical, Inc.*	554,428
53,618	Medtronic, Inc.	1,800,493
16,254	St. Jude Medical, Inc.*	639,432
16,948	Stryker Corp.	848,247
6,038	Varian Medical Systems, Inc.*	365,299
9,977	Zimmer Holdings, Inc.*	522,096

		8,746,867

Health Care Providers & Services (2.0%):
20,724	Aetna, Inc.	655,086
13,845	AmerisourceBergen Corp.	424,488
17,387	Cardinal Health, Inc.	574,466
13,514	CIGNA Corp.	483,531
7,408	Coventry Health Care, Inc.*	159,494
5,094	DaVita, Inc.*	351,639
26,931	Express Scripts, Inc.*	1,311,540
8,401	Humana, Inc.*	422,066
5,104	Laboratory Corp. of America Holdings*	400,307
12,981	McKesson HBOC, Inc.	801,966
21,530	Medco Health Solutions, Inc.*	1,120,852
4,799	Patterson Companies, Inc.	137,491
7,289	Quest Diagnostics, Inc.	367,876
24,078	Tenet Healthcare Corp.*	113,648
55,821	UnitedHealth Group, Inc.	1,959,875
19,847	WellPoint, Inc.*	1,124,134

		10,408,459

Health Care Technology (0.1%):
3,522	Cerner Corp.*	295,813

Hotels, Restaurants & Leisure (1.7%):
21,580	Carnival Corp.	824,572
6,873	Darden Restaurants, Inc.	294,027
14,797	International Game Technology	213,817
14,229	Marriott International, Inc., Class A	509,825
52,846	McDonald’s Corp.	3,937,556
36,747	Starbucks Corp.	939,988
9,439	Starwood Hotels & Resorts Worldwide, Inc.	496,019
8,873	Wyndham Worldwide Corp.	243,741
3,741	Wynn Resorts, Ltd.	324,607
23,186	Yum! Brands, Inc.	1,067,947

		8,852,099

Household Durables (0.3%):
13,902	D. R. Horton, Inc.	154,590
7,563	Fortune Brands, Inc.	372,326
3,387	Harman International Industries, Inc.*	113,160
7,268	Leggett & Platt, Inc.	165,420
7,885	Lennar Corp.	121,271
13,814	Newell Rubbermaid, Inc.	246,027
16,714	Pulte Group, Inc.*	146,415
3,773	Whirlpool Corp.	305,462

		1,624,671

Household Products (2.3%):
6,898	Clorox Co. (The)	460,510
24,130	Colgate-Palmolive Co.	1,854,632
20,323	Kimberly-Clark Corp.	1,322,011
140,934	Procter & Gamble Co. (The)	8,451,812

		12,088,965

Independent Power Producers & Energy Traders (0.2%):
33,110	AES Corp. (The)*	375,799
10,026	Constellation Energy Group, Inc.	323,238
36	Dynegy, Inc.*	174
12,568	NRG Energy, Inc.*	261,666

		960,877

Industrial Conglomerates (2.3%):
35,408	3M Co.	3,070,228
530,829	General Electric Co.	8,625,971
13,612	Textron, Inc.	279,863

		11,976,062

Insurance (4.0%):
16,825	ACE, Ltd.	980,056
23,376	AFLAC, Inc.	1,208,773
26,714	Allstate Corp. (The)	842,827
6,707	American International Group, Inc.*	262,244
13,390	Aon Corp.	523,683
5,399	Assurant, Inc.	219,739
85,890	Berkshire Hathaway, Inc., Class B*	7,101,385
15,618	Chubb Corp. (The)	890,070
8,075	Cincinnati Financial Corp.	232,964
24,291	Genworth Financial, Inc.*	296,836
22,058	Hartford Financial Services Group, Inc.	506,231
15,724	Lincoln National Corp.	376,118
15,783	Loews Corp.	598,176
26,932	Marsh & McLennan Cos., Inc.	649,600
45,017	MetLife, Inc.	1,730,904
15,901	Principal Financial Group, Inc.	412,154
33,146	Progressive Corp. (The)	691,757
23,187	Prudential Financial, Inc.	1,256,272
4,012	Torchmark Corp.	213,198
23,335	Travelers Cos., Inc. (The)	1,215,753
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
16,083	UnumProvident Corp.	$356,238
16,978	XL Group plc	367,743

		20,932,721

Internet & Catalog Retail (0.7%):
17,566	Amazon.com, Inc.*	2,758,916
10,309	Expedia, Inc.	290,817
2,403	Priceline.com, Inc.*	837,061

		3,886,794

Internet Software & Services (1.8%):
9,016	Akamai Technologies, Inc.*	452,423
57,330	eBay, Inc.*	1,398,852
12,343	Google, Inc., Class A*	6,489,826
8,646	VeriSign, Inc.*	274,424
66,939	Yahoo!, Inc.*	948,525

		9,564,050

IT Services (1.4%):
24,430	Automatic Data Processing, Inc.	1,026,793
14,939	Cognizant Technology Solutions Corp., Class A*	963,117
7,664	Computer Sciences Corp.	352,544
13,089	Fidelity National Information Services, Inc.	355,105
7,370	Fiserv, Inc.*	396,653
4,808	MasterCard, Inc., Class A	1,076,992
15,970	Paychex, Inc.	439,015
14,575	SAIC, Inc.*	232,909
8,233	Total System Services, Inc.	125,471
24,675	Visa, Inc., Class A	1,832,365
32,776	Western Union Co.	579,152

		7,380,116

Leisure Equipment & Products (0.2%):
13,193	Eastman Kodak Co.*	55,411
6,941	Hasbro, Inc.	308,944
17,861	Mattel, Inc.	419,019

		783,374

Life Sciences Tools & Services (0.4%):
9,101	Life Technologies Corp.*	424,926
5,934	PerkinElmer, Inc.	137,313
20,229	Thermo Fisher Scientific, Inc.*	968,564
4,569	Waters Corp.*	323,394

		1,854,197

Machinery (2.1%):
31,303	Caterpillar, Inc.	2,462,920
9,870	Cummins, Inc.	894,025
26,569	Danaher Corp.	1,078,967
21,045	Deere & Co.	1,468,520
9,267	Dover Corp.	483,830
8,331	Eaton Corp.	687,224
2,777	Flowserve Corp.	303,859
24,999	Illinois Tool Works, Inc.	1,175,453
18,098	PACCAR, Inc.	871,419
5,791	Pall Corp.	241,137
8,002	Parker Hannifin Corp.	560,620
2,903	Snap-On, Inc.	135,019
8,225	Stanley Black & Decker, Inc.	504,028

		10,867,021

Media (3.0%):
33,795	CBS Corp.	535,989
139,350	Comcast Corp., Class A	2,519,448
43,037	DIRECTV Group, Inc. (The), Class A*	1,791,630
14,131	Discovery Communications, Inc., Class A*	615,405
11,841	Gannett Co., Inc.	144,816
24,264	Interpublic Group of Cos., Inc. (The)*	243,368
15,187	McGraw-Hill Cos., Inc. (The)	502,082
1,793	Meredith Corp.	59,725
5,619	New York Times Co., Class A*	43,491
113,222	News Corp.	1,478,679
14,963	Omnicom Group, Inc.	590,739
4,457	Scripps Networks Interactive, Class A	212,064
55,834	Time Warner, Inc.	1,711,312
17,640	Time Warner, Inc.	952,384
30,194	Viacom, Inc., Class B	1,092,721
94,963	Walt Disney Co. (The)	3,144,225
298	Washington Post Co. (The), Class B	119,024

		15,757,102

Metals & Mining (1.1%):
5,268	AK Steel Holding Corp.	72,751
50,699	Alcoa, Inc.	613,965
4,893	Allegheny Technologies, Inc.	227,280
6,724	Cliffs Natural Resources, Inc.	429,798
23,358	Freeport-McMoRan Copper & Gold, Inc.	1,994,540
24,447	Newmont Mining Corp.	1,535,516
15,666	Nucor Corp.	598,441
4,469	Titanium Metals Corp.*	89,201
7,127	United States Steel Corp.	312,448

		5,873,940

Multi-Utilities (1.4%):
11,875	Ameren Corp.	337,250
20,935	Centerpoint Energy, Inc.	329,098
11,425	CMS Energy Corp.	205,879
14,032	Consolidated Edison, Inc.	676,623
29,251	Dominion Resources, Inc.	1,277,099
8,379	DTE Energy Co.	384,847
3,833	Integrys Energy Group, Inc.	199,546
13,798	NiSource, Inc.	240,085
19,400	PG&E Corp.	881,148
25,120	Public Service Enterprise Group, Inc.	830,970
5,624	SCANA Corp.	226,760
12,306	Sempra Energy	662,063
10,651	TECO Energy, Inc.	184,475
5,804	Wisconsin Energy Corp.	335,471
22,819	Xcel Energy, Inc.	524,152

		7,295,466

Multiline Retail (0.8%):
3,851	Big Lots, Inc.*	128,046
6,584	Family Dollar Stores, Inc.	290,749
11,737	J.C. Penney Co., Inc.	319,012
15,291	Kohl’s Corp.*	805,530
20,983	Macy’s, Inc.	484,497
8,378	Nordstrom, Inc.	311,662
2,199	Sears Holdings Corp.*	158,636
35,821	Target Corp.	1,914,274

		4,412,406

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares		Fair Value
Common Stocks, continued
Office Electronics (0.1%):
68,663	Xerox Corp.	$710,662

Oil, Gas & Consumable Fuels (8.8%):
24,573	Anadarko Petroleum Corp.	1,401,890
18,087	Apache Corp.	1,768,185
5,196	Cabot Oil & Gas Corp.	156,452
32,485	Chesapeake Energy Corp.	735,785
99,828	Chevron Corp.	8,091,059
73,651	ConocoPhillips	4,229,777
11,209	Consol Energy, Inc.	414,285
19,820	Denbury Resources, Inc.*	314,940
21,598	Devon Energy Corp.	1,398,254
34,950	El Paso Corp.	432,681
12,585	EOG Resources, Inc.	1,170,027
252,815	Exxon Mobil Corp.	15,621,439
14,512	Hess Corp.	857,949
35,234	Marathon Oil Corp.	1,166,245
4,989	Massey Energy Co.	154,759
9,522	Murphy Oil Corp.	589,602
8,679	Noble Energy, Inc.	651,706
40,329	Occidental Petroleum Corp.	3,157,761
13,363	Peabody Energy Corp.	654,921
5,759	Pioneer Natural Resources Co.	374,508
7,944	Range Resources Corp.	302,905
17,182	Southwestern Energy Co.*	574,566
32,172	Spectra Energy Corp.	725,479
5,985	Sunoco, Inc.	218,452
7,186	Tesoro Corp.	96,005
28,112	Valero Energy Corp.	492,241
29,026	Williams Cos., Inc. (The)	554,687

		46,306,560

Paper & Forest Products (0.2%):
21,696	International Paper Co.	471,888
8,478	MeadWestvaco Corp.	206,694
26,590	Weyerhaeuser Co.	419,058

		1,097,640

Personal Products (0.3%):
21,296	Avon Products, Inc.	683,815
5,706	Estee Lauder Co., Inc. (The), Class A	360,790
10,155	Mead Johnson Nutrition Co., Class A	577,921

		1,622,526

Pharmaceuticals (6.0%):
76,662	Abbott Laboratories	4,004,823
15,268	Allergan, Inc.	1,015,780
85,142	Bristol-Myers Squibb Co.	2,308,200
50,383	Eli Lilly & Co.	1,840,491
14,178	Forest Laboratories, Inc.*	438,525
136,761	Johnson & Johnson Co.	8,473,711
12,611	King Pharmaceuticals, Inc.*	125,606
152,806	Merck & Co., Inc.	5,624,789
15,357	Mylan, Inc.*	288,865
399,111	Pfizer, Inc.	6,852,736
5,331	Watson Pharmaceuticals, Inc.*	225,555

		31,199,081

Professional Services (0.1%):
2,485	Dun & Bradstreet Corp.	184,238
6,129	Equifax, Inc.	191,225
6,529	Monster Worldwide, Inc.*	84,616
7,416	Robert Half International, Inc.	192,816

		652,895

Real Estate Investment Trusts (REITs) (1.4%):
5,888	Apartment Investment & Management Co., Class A	125,886
4,228	Avalonbay Communities, Inc.	439,416
6,919	Boston Properties, Inc.	575,107
14,073	Equity Residential Property Trust	669,453
15,393	HCP, Inc.	553,840
6,186	Health Care REIT, Inc.	292,845
32,684	Host Hotels & Resorts, Inc.	473,264
20,146	Kimco Realty Corp.	317,300
8,022	Plum Creek Timber Co., Inc.	283,177
23,668	ProLogis Trust	278,809
6,926	Public Storage, Inc.	672,099
14,539	Simon Property Group, Inc.	1,348,347
7,799	Ventas, Inc.	402,194
8,055	Vornado Realty Trust	688,944

		7,120,681

Real Estate Management & Development (0.1%):
14,375	CB Richard Ellis Group, Inc., Class A*	262,775

Road & Rail (0.8%):
18,850	CSX Corp.	1,042,782
18,302	Norfolk Southern Corp.	1,089,152
2,647	Ryder System, Inc.	113,212
24,705	Union Pacific Corp.	2,020,869

		4,266,015

Semiconductors & Semiconductor Equipment (2.3%):
28,306	Advanced Micro Devices, Inc.*	201,256
15,252	Altera Corp.	460,000
14,798	Analog Devices, Inc.	464,361
66,332	Applied Materials, Inc.	774,758
22,248	Broadcom Corp., Class A	787,357
276,455	Intel Corp.	5,316,230
8,358	KLA-Tencor Corp.	294,452
11,142	Linear Technology Corp.	342,394
32,070	LSI Logic Corp.*	146,239
11,467	MEMC Electronic Materials, Inc.*	136,687
9,230	Microchip Technology, Inc.	290,283
42,442	Micron Technology, Inc.*	306,007
11,889	National Semiconductor Corp.	151,823
4,575	Novellus Systems, Inc.*	121,603
28,494	NVIDIA Corp.*	332,810
9,037	Teradyne, Inc.*	100,672
59,343	Texas Instruments, Inc.	1,610,569
12,851	Xilinx, Inc.	341,965

		12,179,466

Software (3.8%):
26,076	Adobe Systems, Inc.*	681,887
11,283	Autodesk, Inc.*	360,718
8,867	BMC Software, Inc.*	358,936
19,211	CA, Inc.	405,736
9,281	Citrix Systems, Inc.*	633,335
10,973	Compuware Corp.*	93,600
16,396	Electronic Arts, Inc.*	269,386
14,037	Intuit, Inc.*	614,961
7,538	McAfee, Inc.*	356,246
378,099	Microsoft Corp.	9,259,644
17,540	Novell, Inc.*	104,714
192,161	Oracle Corp.	5,159,523
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
9,379	Red Hat, Inc.*	$384,539
5,805	Salesforce.com, Inc.*	648,999
39,192	Symantec Corp.*	594,543

		19,926,767

Specialty Retail (2.0%):
4,385	Abercrombie & Fitch Co., Class A	172,418
3,125	AutoNation, Inc.*	72,656
1,424	AutoZone, Inc.*	325,968
13,101	Bed Bath & Beyond, Inc.*	568,714
17,180	Best Buy Co., Inc.	701,459
11,106	CarMax, Inc.*	309,413
7,354	GameStop Corp., Class A*	144,947
21,616	Gap, Inc. (The)	402,922
82,684	Home Depot, Inc.	2,619,429
13,142	Limited Brands, Inc.	351,943
69,674	Lowe’s Cos., Inc.	1,553,034
6,888	O’Reilly Automotive, Inc.*	366,442
13,687	Office Depot, Inc.*	62,960
6,251	RadioShack Corp.	133,334
5,889	Ross Stores, Inc.	321,657
4,454	Sherwin Williams Co.	334,674
36,248	Staples, Inc.	758,308
6,268	Tiffany & Co.	294,533
19,893	TJX Cos., Inc.	887,825
6,417	Urban Outfitters, Inc.*	201,751

		10,584,387

Textiles, Apparel & Luxury Goods (0.5%):
14,652	Coach, Inc.	629,450
19,186	Nike, Inc., Class B	1,537,566
3,236	Polo Ralph Lauren Corp.	290,787
4,290	V.F. Corp.	347,576

		2,805,379

Thrifts & Mortgage Finance (0.1%):
26,142	Hudson City Bancorp, Inc.	320,501
18,410	People’s United Financial, Inc.	240,987

		561,488

Tobacco (1.7%):
103,469	Altria Group, Inc.	2,485,326
7,533	Lorillard, Inc.	604,975
91,004	Philip Morris International, Inc.	5,098,044
8,395	Reynolds American, Inc.	498,579

		8,686,924

Trading Companies & Distributors (0.1%):
7,319	Fastenal Co.	389,298
2,969	W.W. Grainger, Inc.	353,637

		742,935

Wireless Telecommunication Services (0.4%):
19,916	American Tower Corp., Class A*	1,020,894
12,996	MetroPCS Communications, Inc.*	135,938
148,172	Sprint Nextel Corp.*	686,037

		1,842,869

Total Common Stocks (Cost $439,159,604)		513,245,782

Investment Company (2.0%):
10,582,078	Dreyfus Treasury Prime Cash Management, 0.00%(a)	10,582,078

Total Investment Company (Cost $10,582,078)		10,582,078

Total Investment Securities (Cost $449,741,682)(b)—99.9%		523,827,860
Net other assets (liabilities) — 0.1%		667,414

Net Assets — 100.0%		$524,495,274

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $461,843,608. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$69,038,749
Unrealized depreciation	(7,054,497)

Net unrealized appreciation/(depreciation)	61,984,252

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL S&P 500 Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
A quantity of 58,000 shares of CISCO Systems Inc. have been segregated to cover margin requirements for the following open contracts as of September 30, 2010.

					Unrealized
					Appreciation/
Description	Type	Expiration Date	Number of Contracts	Notional Value	(Depreciation)
S&P 500 E-Muni December Futures	Long	12/10	196	$10,882,514	$257,146
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.0%
Canada	0.0%
Ireland	0.1%
Netherlands	0.8%
Panama	0.2%
Switzerland	0.4%
United States	98.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (96.2%):
Auto Components (0.8%):
8,652	Hyundai Mobis Co., Ltd.	$1,950,382
217,728	TAV Havalimanlari Holding A/S*	1,165,653

		3,116,035

Automobiles (1.6%):
45,648	Hyundai Motor Co.	6,126,107

Beverages (0.4%):
104,247	Anadolu Efes Biracilik ve Malt Sanayii AS	1,628,148

Capital Markets (0.2%):
1,324	Egyptian Financial Group-Hermes Holding	6,761
445,537	Turkiye Sinai Kalkinma Bankasi AS	744,357

		751,118

Chemicals (1.4%):
15,291	LG Chem, Ltd.	4,473,048
38,200	Uralkali, SP	839,404

		5,312,452

Commercial Banks (23.0%):
115,750	ABSA Group, Ltd.	2,227,514
197,103	Banco Bradesco SA, SP ADR	4,016,959
861,200	Bangkok Bank Public Co., Ltd.	4,579,530
4,426,000	Bank of China, Ltd., Class H	2,317,202
2,549,000	Bank of Communications Co., Ltd., Class H	2,756,533
10,026,600	China Construction Bank	8,768,378
4,344,312	Chinatrust Financial Holding Co., Ltd.	2,739,013
815,800	CIMB Group Holdings Bhd	2,159,006
272,334	Commercial International Bank	2,052,035
155,320	Daegu Bank	2,045,062
120,930	HDFC Bank, Ltd.	6,701,349
139,729	ICICI Bank, Ltd.	3,457,289
4,591,000	Industrial & Commercial Bank of China	3,413,382
406,443	Itau Unibanco Banco Multiplo SA, SP ADR	9,827,792
949,100	Kasikornbank Public Co., Ltd.	3,656,475
87,978	OTP Bank Nyrt.*	2,304,929
211,995	PKO Bank Polski SA*	3,210,452
5,961,000	PT Bank Mandiri Tbk	4,824,003
1,236,569	Sberbank	3,422,999
113,330	Shinhan Financial Group Co., Ltd.	4,339,130
552,107	Turkiye Garanti Bankasi AG	3,201,240
307,240	Turkiye Halk Bankasi AS	2,841,382
779,349	Turkiye Is Bankasi, Class C	3,308,874

		88,170,528

Computers & Peripherals (1.7%):
1,240,144	Acer, Inc.	3,150,822
229,250	Asustek Computer, Inc.	1,648,160
1,325,721	Pegatron Corp.*	1,733,042

		6,532,024

Construction & Engineering (0.8%):
30,842	GS Engineering & Construction Corp.	2,372,547
240,673	Raubex Group, Ltd.	788,412

		3,160,959

Construction Materials (1.5%):
392,000	China National Building Material Co., Ltd., Class H	915,603
1,271,000	PT Indocement Tunggal Prakarsa Tbk	2,627,320
1,909,000	Taiwan Cement Corp.	2,035,779

		5,578,702

Diversified Consumer Services (0.3%):
82,106	Estacio Participacoes SA	941,571

Diversified Financial Services (1.5%):
384,042	BM&FBOVESPA SA	3,214,538
771,386	FirstRand, Ltd.	2,376,574

		5,591,112

Diversified Telecommunication Services (2.8%):
143,900	Chunghwa Telecom Co., Ltd., ADR	3,226,238
37,570	KT Corp.	1,506,719
12,654	KT Corp., ADR	258,901
16,420	LG Telecom, Ltd.	106,180
3,852,500	PT Telekomunikasi Indonesia Tbk	3,980,122
391,723	Turk Telekomunikasyon AS	1,758,629

		10,836,789

Electric Utilities (0.8%):
106,423	Companhia Energetica de Minas Gerais SA, SP ADR	1,744,273
79,101	Companhia Energetica de Minas Gerais, Preferred Shares	1,285,853
48,100	Intergeneration JSC*	—
13,200	Sibenergyholding JSC*	—

		3,030,126

Electrical Equipment (1.1%):
74,820	Bharat Heavy Electricals, Ltd.	4,124,417

Electronic Equipment, Instruments & Components (1.7%):
816,937	Hon Hai Precision Industry Co., Ltd.	3,070,991
439,601	Hon Hai Precision Industry Co., Ltd.	3,385,904

		6,456,895

Food & Staples Retailing (2.0%):
40,300	Companhia Brasileira de Distribuicao Grupo Pao De Acucar, SP ADR	2,781,506
6,916	Shinsegae Co., Ltd.	3,645,772
78,991	Shoprite Holdings, Ltd.	1,120,491

		7,547,769

Food Products (1.8%):
194,410	BRF-Brazil Foods SA	2,952,292
903,000	China Mengniu Dairy Co., Ltd.	2,788,008
142,800	Kuala Lumpur Kepong Berhad	786,432
504,500	PT Indofood CBP Sukses Makmur*	305,132
76,500	PT Indofood Sukses Makmur Tbk PT	46,655

		6,878,519

Gas Utilities (0.8%):
6,778,000	PT Perusahaan Gas Negara	2,931,485

Household Durables (0.8%):
157,821	Cyrela Brazil Realty SA	2,226,865
11,511	LG Electronics, Inc.	970,303

		3,197,168

Household Products (0.8%):
8,530	LG Household & Health Care, Ltd.	3,149,857

Independent Power Producers & Energy Traders (0.8%):
65,900	Banpu Public Co., Ltd.	1,552,969
698,000	China Resources Power Holdings Co.	1,500,656

		3,053,625

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Industrial Conglomerates (1.9%):
240,500	Beijing Enterprises Holdings, Ltd.	$1,711,140
1,938,940	Far Eastern Textile, Ltd.	2,665,603
2,842,000	Poly Hong Kong Investment, Ltd.	3,041,066

		7,417,809

Insurance (4.1%):
2,382,975	Cathay Financial Holding Co., Ltd.	3,638,096
667,000	Ping An Insurance Group Co. of China	6,808,754
10,366	Powszechny Zaklad Ubezpieczen SA	1,459,281
21,580	Samsung Fire & Marine Insurance Co., Ltd.	3,691,077

		15,597,208

Internet Software & Services (0.4%):
74,600	Tencent Holdings, Ltd.	1,623,250

IT Services (1.6%):
87,268	Infosys Technologies, Ltd.	5,921,160

Machinery (1.0%):
4,327	Hyundai Heavy Industries Co., Ltd.	1,243,003
1,121,000	PT United Tractors Tbk	2,571,620

		3,814,623

Metals & Mining (9.3%):
35,434	AngloGold Ashanti, Ltd.	1,642,648
53,000	Bradespar SA, Preferred Shares	1,263,829
106,450	Cherepovets MK Severstal*	1,579,725
3,513,380	China Steel Corp.	3,628,668
194,000	Gerdau SA, SP ADR	2,640,340
2,537,000	Hidili Industry International Development, Ltd.	2,484,804
63,551	Impala Platinum Holdings, Ltd.	1,641,672
28,669	KGHM Polska Miedz SA	1,155,397
38,703	Mechel, SP ADR	963,705
97,724	Mining & Metallurgical Co. Norilsk Nickel, SP ADR	1,656,422
16,228	POSCO	7,344,962
72,100	Southern Copper Corp.	2,532,152
197,336	Tata Steel, Ltd.	2,863,608
136,900	Vale SA, SP ADR	4,280,863

		35,678,795

Multiline Retail (1.8%):
836,000	Golden Eagle Retail Group, Ltd.	2,366,674
18,052	Hyundai Dept. Store	2,185,087
1,420,500	Parkson Retail Group, Ltd.	2,461,281

		7,013,042

Oil, Gas & Consumable Fuels (17.4%):
362,097	Cairn India, Ltd.*	2,701,134
645,000	China Shenhua Energy Co., Ltd.	2,660,058
3,949,000	CNOOC, Ltd.	7,667,239
70,950	LUKOIL, SP ADR	4,022,865
32,144	MOL Hungarian Oil & Gas Nyrt.*	3,374,903
14,150	Novatek Oao	1,216,645
473,641	OAO Gazprom, SP ADR	9,922,779
2,316,000	PetroChina Co., Ltd.	2,698,682
190,452	Petroleo Brasileiro SA, SP ADR, Class A	6,250,635
136,801	Petroleo Brasileiro SA, SP ADR	4,961,772
6,909,500	PT Adaro Energy Tbk	1,571,987
449,500	PTT PCL	4,394,862
243,060	Reliance Industries, Ltd.	5,342,798
438,300	Rosneft Oil Co.*	2,930,562
9,839	Sasol, Ltd.	441,858
14,635	SK Energy Co., Ltd.	1,867,812
1,151,600	Thai Oil Public Co., Ltd.	1,999,194
95,615	Turkish Petroleum Refineries Corp.	2,564,060

		66,589,845

Real Estate Management & Development (1.0%):
186,000	BR Malls Participacoes SA	1,535,982
7,768,420	Franshion Properties China, Ltd.	2,299,332

		3,835,314

Semiconductors & Semiconductor Equipment (5.6%):
23,730	Hynix Semiconductor, Inc.*	461,834
17,823	Samsung Electronics Co., Ltd.	12,147,190
4,522,110	Taiwan Semiconductor Manufacturing Co., Ltd.	8,973,419

		21,582,443

Software (0.3%):
62,400	AsiaInfo Holdings, Inc.*	1,231,152

Specialty Retail (1.0%):
1,503,000	Belle International Holdings, Ltd.	3,018,305
66,818	Foschini, Ltd.	796,477

		3,814,782

Transportation Infrastructure (0.6%):
88,464	Companhia de Concessoes Rodoviarias	2,266,900

Wireless Telecommunication Services (3.6%):
663,500	China Mobile, Ltd.	6,785,688
166,200	Mobile TeleSystems, SP ADR	3,528,426
113,780	MTN Group, Ltd.	2,058,977
48,312	Vivo Participacoes SA, SP ADR	1,312,637

		13,685,728

Total Common Stocks (Cost $276,641,458)		368,187,457

Preferred Stocks (2.2%):
Beverages (0.4%):
10,400	Companhia de Bebidas das Americas, SP ADR, Preferred Shares	1,287,312

Metals & Mining (1.8%):
249,400	Vale SA, SP ADR, Preferred Shares	6,920,850

Total Preferred Stocks (Cost $3,784,688)		8,208,162

Warrants (0.5%):
Diversified Financial Services (0.5%):
703,008	Sberbank*(a)	1,982,483

Total Warrants (Cost $1,621,695)		1,982,483

Investment Company (0.7%):
2,659,198	Dreyfus Treasury Prime Cash Management, 0.00%(b)	2,659,198

Total Investment Company (Cost $2,659,198)		2,659,198

Total Investment Securities (Cost $284,707,039)(c)—99.6%		381,037,300
Net other assets (liabilities) — 0.4%		1,651,066

Net Assets — 100.0%		$382,688,366

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Schroder Emerging Markets Equity Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

MTN	Medium Term Note

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	The rate represents the effective yield at September 30, 2010.

(c)	Cost for federal income tax purposes is $295,807,851. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$88,342,732
Unrealized depreciation	(3,113,283)

Net unrealized appreciation/(depreciation)	85,229,449

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Brazil	16.3%
Cayman Islands	0.7%
China	7.0%
Egypt	0.5%
Hong Kong	10.1%
Hungary	1.5%
India	8.2%
Indonesia	4.9%
Malaysia	0.8%
Poland	1.5%
Russian Federation	7.9%
South Africa	3.4%
South Korea	15.8%
Taiwan	10.5%
Thailand	4.2%
Tokelau	0.4%
Turkey	4.1%
United Kingdom	0.5%
United States	1.7%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (97.6%):
Aerospace & Defense (2.7%):
14,792	AAR Corp.*	$276,019
5,597	Aerovironment, Inc.*	124,533
3,384	American Science & Engineering, Inc.	249,231
5,020	Applied Signal Technology, Inc.	124,898
9,506	Ceradyne, Inc.*	221,965
5,910	Cubic Corp.	241,128
17,260	Curtiss-Wright Corp.	522,978
11,268	Esterline Technologies Corp.*	644,868
21,955	Gencorp, Inc.*	108,019
17,001	Moog, Inc., Class A*	603,705
21,646	Orbital Sciences Corp.*	331,184
13,583	Teledyne Technologies, Inc.*	540,875
6,163	Triumph Group, Inc.	459,698

		4,449,101

Air Freight & Logistics (0.4%):
10,827	Forward Air Corp.	281,502
14,156	HUB Group, Inc., Class A*	414,205

		695,707

Airlines (0.3%):
5,829	Allegiant Travel Co.	246,683
21,032	SkyWest, Inc.	293,607

		540,290

Auto Components (0.3%):
7,204	Drew Industries, Inc.*	150,276
12,461	Spartan Motors, Inc.	57,819
7,347	Standard Motor Products, Inc.	77,364
8,776	Superior Industries International, Inc.	151,649

		437,108

Automobiles (0.1%):
10,855	Winnebago Industries, Inc.*	113,109

Beverages (0.1%):
3,509	Boston Beer Co., Inc. (The), Class A*	234,647

Biotechnology (1.4%):
13,959	ArQule, Inc.*	71,889
22,098	Cubist Pharmaceuticals, Inc.*	516,872
7,273	Emergent Biosolutions, Inc.*	125,532
12,544	Martek Biosciences Corp.*	283,871
25,225	Regeneron Pharmaceuticals, Inc.*	691,165
25,236	Savient Pharmaceuticals, Inc.*	577,147

		2,266,476

Building Products (0.9%):
4,465	AAON, Inc.	105,017
10,569	Apogee Enterprises, Inc.	96,706
11,354	Gibraltar Industries, Inc.*	101,959
17,328	Griffon Corp.*	211,228
6,219	NCI Building Systems, Inc.*	59,267
14,005	Quanex Building Products Corp.	241,866
14,814	Simpson Manufacturing Co., Inc.	381,905
7,242	Universal Forest Products, Inc.	211,829

		1,409,777

Capital Markets (0.9%):
16,005	Investment Technology Group, Inc.*	227,591
13,856	Labranche & Co., Inc.*	54,038
15,832	OptionsXpress Holdings, Inc.*	243,180
5,758	Piper Jaffray Cos., Inc.*	167,731
13,419	Stifel Financial Corp.*	621,165
10,972	SWS Group, Inc.	78,669
15,170	Tradestation Group, Inc.*	99,819

		1,492,193

Chemicals (1.8%):
8,108	American Vanguard Corp.	50,107
9,375	Arch Chemicals, Inc.	328,969
10,538	Balchem Corp.	325,203
21,042	Calgon Carbon Corp.*	305,109
18,344	H.B. Fuller Co.	364,495
6,085	LSB Industries, Inc.*	112,998
11,563	OM Group, Inc.*	348,278
4,234	Penford Corp.*	19,519
34,872	PolyOne Corp.*	421,602
4,219	Quaker Chemical Corp.	137,371
11,738	Schulman, Inc.	236,521
2,900	Stepan Co.	171,419
8,196	Zep, Inc.	142,938

		2,964,529

Commercial Banks (5.9%):
4,864	Bank of the Ozarks, Inc.	180,406
28,485	Boston Private Financial Holdings, Inc.	186,292
5,860	City Holding Co.	179,726
14,732	Columbia Banking System, Inc.	289,484
12,383	Community Bank System, Inc.	284,933
55,436	East West Bancorp, Inc.	902,498
117,929	First Bancorp*	33,020
34,516	First Commonwealth Financial Corp.	188,112
21,751	First Financial Bancorp	362,807
7,811	First Financial Bankshares, Inc.	367,039
27,664	First Midwest Bancorp, Inc.	318,966
26,764	Glacier Bancorp, Inc.	390,754
11,053	Hancock Holding Co.	332,364
56,111	Hanmi Financial Corp.*	71,822
8,202	Home Bancshares, Inc.	166,665
7,944	Independent Bank Corp.	178,899
14,221	Nara Bancorp, Inc.*	100,400
47,003	National Penn Bancshares, Inc.	293,769
12,863	NBT Bancorp, Inc.	283,886
32,559	Old National Bancorp	341,870
12,526	Pinnacle Financial Partners, Inc.*	115,114
21,861	PrivateBancorp, Inc.	248,997
9,278	S & T Bancorp, Inc.	161,623
15,157	Signature Bank*	588,698
6,454	Simmons First National Corp., Class A	182,455
80,994	South Financial Group, Inc. (The)*	23,002
10,076	Sterling Bancorp	87,560
38,186	Sterling Bancshares, Inc.	205,059
48,592	Susquehanna Bancshares, Inc.	410,117
3,084	Tompkins Financial Corp.	122,311
11,220	UMB Financial Corp.	398,422
42,904	Umpqua Holdings Corp.	486,531
14,314	United Bankshares, Inc.	356,275
35,339	United Community Banks, Inc.*	79,159
36,040	Whitney Holding Corp.	294,447
7,349	Wilshire Bancorp, Inc.	48,062
11,657	Wintrust Financial Corp.	377,803

		9,639,347

Commercial Services & Supplies (2.4%):
17,608	ABM Industries, Inc.	380,157
7,488	ATC Technology Corp.*	185,253
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Commercial Services & Supplies, continued
15,025	Bowne & Co., Inc.	$170,233
3,806	Consolidated Graphics, Inc.*	157,759
6,889	G & K Services, Inc., Class A	157,483
24,164	Geo Group, Inc. (The)*	564,229
16,417	Healthcare Services Group, Inc.	374,143
23,832	Interface, Inc.	339,129
13,631	Mobile Mini, Inc.*	209,100
4,793	Standard Register Co. (The)	13,996
15,449	Sykes Enterprises, Inc.*	209,797
23,131	Tetra Tech, Inc.*	485,057
8,755	United Stationers, Inc.*	468,480
7,721	Viad Corp.	149,324

		3,864,140

Communications Equipment (2.1%):
46,921	Arris Group, Inc.*	458,418
4,407	Bel Fuse, Inc., Class B	91,754
6,595	Black Box Corp.	211,436
16,006	Blue Coat Systems, Inc.*	385,104
10,575	Comtech Telecommunications Corp.*	289,226
9,342	Digi International, Inc.*	88,656
5,763	EMS Technologies, Inc.*	107,365
36,226	Harmonic, Inc.*	249,235
13,270	NETGEAR, Inc.*	358,423
11,183	Network Equipment Technologies, Inc.*	38,581
7,030	PC-Tel, Inc.*	43,164
16,672	Symmetricom, Inc.*	95,364
25,647	Tekelec*	332,385
3,904	Tollgrade Communications, Inc.*	28,616
15,190	ViaSat, Inc.*	624,461

		3,402,188

Computers & Peripherals (0.8%):
10,849	Avid Technology, Inc.*	142,230
8,612	Compellent Technologies, Inc.*	156,566
8,787	Hutchinson Technology, Inc.*	30,491
18,574	Intermec, Inc.*	227,717
8,450	Intevac, Inc.*	84,585
2,964	NCI, Inc., Class A*	56,079
12,015	Novatel Wireless, Inc.*	94,678
7,702	Stratasys, Inc.*	213,499
12,912	Synaptics, Inc.*	363,344

		1,369,189

Construction & Engineering (0.8%):
14,199	Comfort Systems USA, Inc.	152,355
14,270	Dycom Industries, Inc.*	142,557
24,855	Emcor Group, Inc.*	611,185
14,644	Insituform Technologies, Inc.*	354,092
10,165	Orion Marine Group, Inc.*	126,148

		1,386,337

Construction Materials (0.5%):
16,543	Eagle Materials, Inc.	392,069
22,633	Headwaters, Inc.*	81,479
10,362	Texas Industries, Inc.	326,610

		800,158

Consumer Finance (0.8%):
11,009	Cash America International, Inc.	385,315
18,438	EZCORP, Inc., Class A*	369,497
11,343	First Cash Financial Services, Inc.*	314,768
3,276	Rewards Network, Inc.	47,011
5,830	World Acceptance Corp.*	257,453

		1,374,044

Containers & Packaging (0.1%):
13,230	Myers Industries, Inc.	113,646

Distributors (0.4%):
6,950	Audiovox Corp., Class A*	47,538
10,439	Watsco, Inc.	581,244

		628,782

Diversified Consumer Services (1.3%):
6,923	American Public Education*	227,490
6,274	Capella Education Co.*	486,988
12,258	Coinstar, Inc.*	526,971
23,331	Hillenbrand, Inc.	501,850
3,719	Pre-paid Legal Services, Inc.*	232,400
7,805	Universal Technical Institute, Inc.	152,588

		2,128,287

Diversified Financial Services (0.4%):
15,818	Interactive Brokers Group, Inc., Class A*	272,228
6,390	Portfolio Recovery Associates, Inc.*	413,113

		685,341

Diversified Telecommunication Services (0.3%):
11,546	Cbeyond, Inc.*	148,135
16,947	General Communication, Inc., Class A*	168,962
12,262	Neutral Tandem, Inc.*	146,531

		463,628

Electric Utilities (1.1%):
11,630	ALLETE, Inc.	423,681
4,689	Central Vermont Public Service Corp.	94,577
16,353	El Paso Electric Co.*	388,874
17,877	UIL Holdings Corp.	503,416
13,613	Unisource Energy Corp.	455,083

		1,865,631

Electrical Equipment (1.5%):
8,348	A.O. Smith Corp.	483,266
4,621	AZZ, Inc.	197,963
17,537	Belden CDT, Inc.	462,626
19,707	Brady Corp., Class A	574,853
7,096	Encore Wire Corp.	145,539
9,497	II-VI, Inc.*	354,523
3,289	Powell Industries, Inc.*	102,354
7,429	Vicor Corp.	108,538

		2,429,662

Electronic Equipment, Instruments & Components (3.8%):
7,669	Agilysys, Inc.*	49,848
10,459	Anixter International, Inc.*	564,681
23,315	Benchmark Electronics, Inc.*	382,366
26,448	Brightpoint, Inc.*	184,872
14,758	Checkpoint Systems, Inc.*	300,325
20,636	Cogent, Inc.*	219,567
14,787	Cognex Corp.	396,587
12,861	CTS Corp.	123,723
13,158	Daktronics, Inc.	129,212
6,481	DTS, Inc.*	247,380
8,907	Electro Scientific Industries, Inc.*	98,957
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
6,098	Faro Technologies, Inc.*	$132,997
9,577	Gerber Scientific, Inc.*	59,090
17,279	Insight Enterprises, Inc.*	270,244
5,113	Keithley Instruments, Inc.	109,981
8,273	Littlelfuse, Inc.*	361,530
6,790	LoJack Corp.*	25,938
8,903	Mercury Computer Systems, Inc.*	107,103
14,013	Methode Electronics, Inc.	127,238
6,079	MTS Systems Corp.	188,449
13,829	Newport Corp.*	156,821
6,896	OSI Systems, Inc.*	250,463
7,730	Park Electrochemical Corp.	203,608
15,133	Plexus Corp.*	444,154
9,058	RadiSys Corp.*	85,326
5,865	Rogers Corp.*	184,630
10,037	ScanSource, Inc.*	278,426
8,803	SYNNEX Corp.*	247,716
15,577	Technitrol, Inc.	68,695
16,197	TTM Technologies, Inc.*	158,569

		6,158,496

Energy Equipment & Services (3.1%):
8,627	Basic Energy Services, Inc.*	73,502
13,551	Bristow Group, Inc.*	488,920
7,112	CARBO Ceramics, Inc.	576,072
12,831	Dril-Quip, Inc.*	796,934
5,287	Gulf Island Fabrication, Inc.	96,223
8,766	Hornbeck Offshore Services, Inc.*	170,849
57,073	ION Geophysical Corp.*	293,355
11,224	Lufkin Industries, Inc.	492,734
9,878	Matrix Service Co.*	86,433
18,830	Oil States International, Inc.*	876,537
20,221	Pioneer Drilling Co.*	129,010
7,949	Seacor Holdings, Inc.*	676,937
4,307	Seahawk Drilling, Inc.*	36,437
28,517	TETRA Technologies, Inc.*	290,873

		5,084,816

Food & Staples Retailing (1.1%):
6,902	Andersons, Inc. (The)	261,586
14,179	Casey’s General Stores, Inc.	591,973
9,655	Great Atlantic & Pacific Tea Co., Inc.*	38,234
4,612	Nash Finch Co.	196,194
8,482	Spartan Stores, Inc.	122,989
16,228	United Natural Foods, Inc.*	537,796

		1,748,772

Food Products (1.6%):
5,002	Cal-Maine Foods, Inc.	144,958
4,511	Calavo Growers, Inc.	97,798
30,892	Darling International, Inc.*	263,200
8,113	Diamond Foods, Inc.	332,552
16,041	Hain Celestial Group, Inc.*	384,663
5,336	J & J Snack Foods Corp.	223,739
12,078	Lance, Inc.	257,261
7,207	Sanderson Farms, Inc.	311,991
13,259	TreeHouse Foods, Inc.*	611,240

		2,627,402

Gas Utilities (2.0%):
8,322	Laclede Group, Inc. (The)	286,443
15,437	New Jersey Resources Corp.	605,439
9,956	Northwest Natural Gas Co.	472,412
27,016	Piedmont Natural Gas Co., Inc.	783,464
11,191	South Jersey Industries, Inc.	553,619
17,025	Southwest Gas Corp.	571,870

		3,273,247

Health Care Equipment & Supplies (4.0%):
8,363	Abaxis, Inc.*	193,185
25,395	Align Technology, Inc.*	497,234
28,472	American Medical Systems Holdings, Inc.*	557,482
4,805	Analogic Corp.	215,648
4,772	Cantel Medical Corp.	77,306
10,711	CONMED Corp.*	240,034
17,448	Cooper Companies, Inc.	806,447
10,704	CryoLife, Inc.*	64,973
8,997	Cyberonics, Inc.*	240,040
8,707	Greatbatch, Inc.*	201,915
9,242	Haemonetics Corp.*	540,934
4,385	ICU Medical, Inc.*	163,517
7,806	Integra LifeSciences Holdings*	308,025
12,082	Invacare Corp.	320,294
3,584	Kensey Nash Corp.*	103,542
15,171	Meridian Bioscience, Inc.	331,942
10,482	Merit Medical Systems, Inc.*	166,559
10,813	Natus Medical, Inc.*	157,545
8,498	Neogen Corp.*	287,657
6,790	Osteotech, Inc.*	43,863
7,007	Palomar Medical Technologies, Inc.*	72,382
6,501	Surmodics, Inc.*	77,492
13,524	Symmetry Medical, Inc.*	130,371
12,466	West Pharmaceutical Services, Inc.	427,709
8,058	ZOLL Medical Corp.*	260,032

		6,486,128

Health Care Providers & Services (4.8%):
4,157	Air Methods Corp.*	172,848
3,084	Almost Family, Inc.*	91,379
10,798	Amedisys, Inc.*	256,992
19,174	AMERIGROUP Corp.*	814,320
12,302	AMN Healthcare Services, Inc.*	63,232
11,584	AmSurg Corp.*	202,488
9,174	Bio-Reference Laboratories, Inc.*	191,370
14,603	Catalyst Health Solutions, Inc.*	514,172
18,444	Centene Corp.*	435,094
8,537	Chemed Corp.	486,353
2,491	CorVel Corp.*	105,743
11,663	Cross Country Healthcare, Inc.*	83,857
4,899	Ensign Group, Inc. (The)	87,937
6,636	Genoptix, Inc.*	94,231
11,167	Gentiva Health Services, Inc.*	243,999
12,114	Hanger Orthopedic Group, Inc.*	176,138
21,433	Healthspring, Inc.*	553,829
12,824	Healthways, Inc.*	149,271
10,203	HMS Holdings Corp.*	601,365
6,091	IPC The Hospitalist Co.*	166,406
3,522	Landauer, Inc.	220,583
7,030	LCA-Vision, Inc.*	39,157
5,873	LHC Group, Inc.*	136,195
12,505	Magellan Health Services, Inc.*	590,736
7,678	MedCath Corp.*	77,317
6,260	Molina Healthcare, Inc.*	168,957
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services, continued
4,583	MWI Veterinary Supply, Inc.*	$264,531
11,487	PharMerica Corp.*	109,471
21,149	PSS World Medical, Inc.*	452,166
9,327	RehabCare Group, Inc.*	188,592
9,558	Res-Care, Inc.*	126,835

		7,865,564

Health Care Technology (0.5%):
4,108	Computer Programs & Systems, Inc.	174,877
12,212	Omnicell, Inc.*	159,733
7,148	Quality Systems, Inc.	473,984

		808,594

Hotels, Restaurants & Leisure (3.0%):
537	Biglari Holdings, Inc.*	176,485
8,423	BJ’s Restaurants, Inc.*	237,192
6,815	Buffalo Wild Wings, Inc.*	326,370
9,209	California Pizza Kitchen, Inc.*	157,106
8,068	CEC Entertainment, Inc.*	276,974
8,827	Cracker Barrel Old Country Store, Inc.	448,059
5,726	DineEquity, Inc.*	257,556
15,147	Interval Leisure Group, Inc.*	204,030
20,641	Jack in the Box, Inc.*	442,543
2,676	Landry’s Restaurants, Inc.*	65,535
8,102	Marcus Corp.	96,009
4,234	Monarch Casino & Resort, Inc.*	47,463
10,225	Multimedia Games, Inc.*	37,833
7,110	O’Charley’s, Inc.*	51,121
8,657	P.F. Chang’s China Bistro, Inc.	399,953
7,763	Papa John’s International, Inc.*	204,788
4,817	Peet’s Coffee & Tea, Inc.*	164,886
22,215	Pinnacle Entertainment, Inc.*	247,697
5,889	Red Robin Gourmet Burgers*	115,483
24,274	Ruby Tuesday, Inc.*	288,132
11,595	Ruth’s Hospitality Group, Inc.*	46,496
20,093	Shuffle Master, Inc.*	168,982
23,092	Sonic Corp.*	186,583
21,734	Texas Roadhouse, Inc.*	305,580

		4,952,856

Household Durables (1.0%):
2,035	Blyth, Inc.	83,923
10,768	Ethan Allen Interiors, Inc.	188,009
11,492	Helen of Troy, Ltd.*	290,633
8,288	Kid Brands, Inc.*	71,277
19,431	La-Z-Boy, Inc.*	163,998
7,030	M/I Homes, Inc.*	72,901
11,985	Meritage Corp.*	235,146
1,955	National Presto Industries, Inc.	208,149
2,557	Skyline Corp.	51,805
37,296	Standard-Pacific Corp.*	148,065
5,044	Universal Electronics, Inc.*	105,167

		1,619,073

Household Products (0.3%):
21,176	Central Garden & Pet Co., Class A*	219,383
6,238	WD-40 Co.	237,169

		456,552

Industrial Conglomerates (0.2%):
4,624	Standex International Corp.	111,855
8,588	Tredegar, Inc.	163,000

		274,855

Insurance (2.7%):
2,934	American Physicians Capital, Inc.	121,644
7,103	Amerisafe, Inc.*	133,394
20,330	Delphi Financial Group, Inc., Class A	508,047
8,925	eHealth, Inc.*	115,311
15,821	Employers Holdings, Inc.	249,497
14,761	Horace Mann Educators Corp.	262,451
4,739	Infinity Property & Casualty Corp.	231,121
15,976	National Financial Partners Corp.*	202,416
4,684	Navigators Group, Inc.*	209,047
8,094	Presidential Life Corp.	79,321
11,915	ProAssurance Corp.*	686,185
6,195	RLI Corp.	350,761
5,671	Safety Insurance Group, Inc.	238,295
19,884	Selective Insurance Group, Inc.	323,910
6,890	Stewart Information Services Corp.	77,995
16,157	Tower Group, Inc.	377,266
7,987	United Fire & Casualty Co.	169,404

		4,336,065

Internet & Catalog Retail (0.7%):
5,370	Blue Nile, Inc.*	238,911
14,443	HSN, Inc.*	431,846
9,979	Nutri/System, Inc.	191,996
8,593	PetMed Express, Inc.	150,377
4,439	Stamps.com, Inc.*	57,707

		1,070,837

Internet Software & Services (0.9%):
9,448	comScore, Inc.*	222,217
15,032	DealerTrack Holdings, Inc.*	256,747
13,498	InfoSpace, Inc.*	116,893
17,074	J2 Global Communications, Inc.*	406,190
11,263	Knot, Inc. (The)*	102,831
6,429	Liquidity Services, Inc.*	102,928
11,263	Perficient, Inc.*	102,944
32,723	United Online, Inc.	187,176

		1,497,926

IT Services (1.4%):
11,353	CACI International, Inc., Class A*	513,837
26,120	CIBER, Inc.*	78,621
12,761	CSG Systems International, Inc.*	232,633
5,493	Forrester Research, Inc.*	181,709
14,114	Heartland Payment Systems, Inc.	214,815
6,564	Integral Systems, Inc.*	48,442
6,490	Maximus, Inc.	399,654
4,474	StarTek, Inc.*	18,701
11,046	TeleTech Holdings, Inc.*	163,923
14,334	Wright Express Corp.*	511,867

		2,364,202

Leisure Equipment & Products (1.4%):
4,554	Arctic Cat, Inc.*	46,679
33,201	Brunswick Corp.	505,319
24,242	Callaway Golf Co.	169,694
10,505	JAKKS Pacific, Inc.*	185,308
7,749	Nautilus Group, Inc. (The)*	10,306
12,457	Polaris Industries, Inc.	810,951
18,574	Pool Corp.	372,780
8,103	RC2 Corp.*	169,758
7,253	Sturm, Ruger & Co., Inc.	98,931

		2,369,726

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Life Sciences Tools & Services (0.9%):
26,350	Affymetrix, Inc.*	$120,156
11,024	Cambrex Corp.*	46,852
6,519	Dionex Corp.*	563,502
12,621	Enzo Biochem, Inc.*	47,960
16,219	eResearch Technology, Inc.*	121,318
5,592	Kendle International, Inc.*	52,118
21,910	PAREXEL International Corp.*	506,778

		1,458,684

Machinery (3.8%):
25,450	Actuant Corp., Class A	584,332
10,334	Albany International Corp., Class A	195,519
7,458	Astec Industries, Inc.*	212,777
5,627	Badger Meter, Inc.	227,781
17,076	Barnes Group, Inc.	300,367
18,857	Briggs & Stratton Corp.	358,471
3,434	Cascade Corp.	109,201
6,359	CIRCOR International, Inc.	200,944
18,970	CLARCOR, Inc.	732,811
7,714	Enpro Industries, Inc.*	241,294
9,862	ESCO Technologies, Inc.	328,010
23,316	Federal Signal Corp.	125,673
10,548	John Bean Technologies Corp.	169,928
12,531	Kaydon Corp.	433,573
4,699	Lindsay Corp.	203,561
6,391	Lydall, Inc.*	47,038
14,089	Mueller Industries, Inc.	373,218
12,291	Robbins & Myers, Inc.	329,153
11,730	Toro Co.	659,578
10,984	Watts Water Technologies, Inc., Class A	374,005

		6,207,234

Media (0.8%):
10,054	Arbitron, Inc.	281,210
9,165	DG FastChannel, Inc.*	199,339
11,377	Dolan Co. (The)*	129,357
11,302	E.W. Scripps Co. (The), Class A*	89,060
55,889	Live Nation, Inc.*	552,183

		1,251,149

Metals & Mining (0.9%):
6,311	A.M. Castle & Co.*	83,621
9,423	AMCOL International Corp.	246,788
7,598	Brush Engineered Materials, Inc.*	216,087
21,112	Century Aluminum Co.*	278,045
5,540	Kaiser Aluminum Corp.	237,057
3,409	Olympic Steel, Inc.	78,373
11,218	RTI International Metals, Inc.*	343,495

		1,483,466

Multi-Utilities (0.7%):
20,739	Avista Corp.	433,030
5,900	CH Energy Group, Inc.	260,544
13,555	NorthWestern Corp.	386,318

		1,079,892

Multiline Retail (0.1%):
14,591	Fred’s, Inc.	172,174
13,702	Tuesday Morning Corp.*	65,358

		237,532

Oil, Gas & Consumable Fuels (2.0%):
16,546	Holly Corp.	475,698
16,983	Penn Virginia Corp.	272,407
7,205	Petroleum Development Corp.*	198,858
20,836	PetroQuest Energy, Inc.*	126,891
23,643	SM Energy Co.	885,667
18,193	Stone Energy Corp.*	267,983
14,191	Swift Energy Co.*	398,483
25,263	World Fuel Services Corp.	657,091

		3,283,078

Paper & Forest Products (0.8%):
14,744	Buckeye Technologies, Inc.	216,884
4,286	Clearwater Paper Corp.*	326,079
4,028	Deltic Timber Corp.	180,454
5,512	Neenah Paper, Inc.	83,782
6,879	Schweitzer-Mauduit International, Inc.	401,115
18,427	Wausau Paper Corp.*	152,760

		1,361,074

Personal Products (0.1%):
5,832	Mannatech, Inc.*	11,956
5,027	Medifast, Inc.*	136,382

		148,338

Pharmaceuticals (1.1%):
3,815	Hi-Tech Pharmacal Co., Inc.*	77,216
13,178	Par Pharmaceutical Cos., Inc.*	383,216
21,660	Salix Pharmaceuticals, Inc.*	860,335
29,062	ViroPharma, Inc.*	433,314

		1,754,081

Professional Services (0.8%):
8,402	Administaff, Inc.	226,266
4,873	CDI Corp.	62,959
5,198	Exponent, Inc.*	174,601
6,565	Heidrick & Struggles International, Inc.	127,886
10,584	Kelly Services, Inc., Class A*	124,151
13,739	On Assignment, Inc.*	72,130
5,929	School Specialty, Inc.*	77,136
19,732	SFN Group, Inc.*	118,589
16,502	Trueblue, Inc.*	225,252
4,554	Volt Information Sciences, Inc.*	32,789

		1,241,759

Real Estate Investment Trusts (REITs) (7.5%):
14,965	Acadia Realty Trust	284,335
48,120	BioMed Realty Trust, Inc.	862,310
17,483	Cedar Shopping Centers, Inc.	106,297
26,690	Colonial Properties Trust	432,111
57,907	DiamondRock Hospitality, Co.	549,537
10,105	EastGroup Properties, Inc.	377,725
17,419	Entertainment Properties Trust	752,152
32,761	Extra Space Storage, Inc.	525,487
25,971	Franklin Street Properties Corp.	322,560
23,842	Healthcare Realty Trust, Inc.	557,664
14,047	Home Properties, Inc.	743,086
27,896	Inland Real Estate Corp.	231,816
19,612	Kilroy Realty Corp.	649,942
23,530	Kite Realty Group Trust	104,473
26,145	LaSalle Hotel Properties	611,532
43,280	Lexington Corporate Properties Trust	309,885
9,575	LTC Properties, Inc.	244,354
41,685	Medical Properties Trust, Inc.	422,686
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Real Estate Investment Trusts (REITs), continued
12,287	Mid-America Apartment Communities, Inc.	$716,086
31,235	National Retail Properties, Inc.	784,311
8,284	Parkway Properties, Inc.	122,603
20,725	Pennsylvania Real Estate Investment Trust	245,799
18,241	Post Properties, Inc.	509,289
7,006	PS Business Parks, Inc.	396,329
10,339	Sovran Self Storage, Inc.	391,848
15,163	Tanger Factory Outlet Centers, Inc.	714,784
4,609	Universal Health Realty Income Trust	158,596
8,651	Urstadt Biddle Properties, Inc., Class A	156,410

		12,284,007

Real Estate Management & Development (0.1%):
13,645	Forestar Group, Inc.*	232,647

Road & Rail (0.8%):
9,484	Arkansas Best Corp.	229,797
19,026	Heartland Express, Inc.	282,917
23,171	Knight Transportation, Inc.	447,895
15,714	Old Dominion Freight Line, Inc.*	399,450

		1,360,059

Semiconductors & Semiconductor Equipment (5.0%):
9,786	Actel Corp.*	156,087
14,421	Advanced Energy Industries, Inc.*	188,338
11,807	ATMI, Inc.*	175,452
24,707	Brooks Automation, Inc.*	165,784
8,731	Cabot Microelectronics Corp.*	280,964
8,896	Cohu, Inc.	112,001
11,066	Cymer, Inc.*	410,327
59,993	Cypress Semiconductor Corp.*	754,712
13,456	Diodes, Inc.*	229,963
8,627	DSP Group, Inc.*	60,389
16,390	Exar Corp.*	98,176
14,188	FEI Co.*	277,659
9,143	Hittite Microwave Corp.*	435,664
25,002	Kopin Corp.*	88,757
26,566	Kulicke & Soffa Industries, Inc.*	164,444
18,916	Micrel, Inc.	186,512
31,123	Microsemi Corp.*	533,759
18,798	MKS Instruments, Inc.*	337,988
13,701	Monolithic Power Systems, Inc.*	223,737
9,531	Pericom Semiconductor Corp.*	82,824
11,866	Rudolph Technologies, Inc.*	98,607
10,323	Sigma Designs, Inc.*	118,611
8,399	Standard Microsystems Corp.*	191,581
4,902	Supertex, Inc.*	108,432
18,821	Tessera Technologies, Inc.*	348,189
58,299	TriQuint Semiconductor, Inc.*	559,670
9,058	Ultratech, Inc.*	154,892
28,026	Varian Semiconductor Equipment Associates, Inc.*	806,588
15,314	Veeco Instruments, Inc.*	533,999
9,951	Volterra Semiconductor Corp.*	214,146

		8,098,252

Software (3.8%):
16,411	Blackbaud, Inc.	394,520
16,178	Commvault Systems, Inc.*	421,113
16,921	Concur Technologies, Inc.*	836,574
12,970	Ebix, Inc.*	304,146
17,345	Epicor Software Corp.*	150,902
12,726	Epiq Systems, Inc.	156,021
4,974	Interactive Intelligence, Inc.*	87,542
15,660	JDA Software Group, Inc.*	397,138
8,345	Manhattan Associates, Inc.*	244,926
3,293	MicroStrategy, Inc., Class A*	285,207
12,955	NetScout Systems, Inc.*	265,707
13,180	Phoenix Technology, Ltd.*	51,402
16,221	Progress Software Corp.*	536,915
12,079	Radiant Systems, Inc.*	206,551
11,363	Smith Micro Software, Inc.*	112,948
11,454	Sonic Solutions*	130,347
10,391	Sourcefire, Inc.*	299,676
31,835	Take-Two Interactive Software, Inc.*	322,807
14,991	Taleo Corp., Class A, Class A*	434,589
25,288	THQ, Inc.*	101,658
10,130	Tyler Technologies, Inc.*	204,221
15,909	Websense, Inc.*	282,226

		6,227,136

Specialty Retail (4.2%):
8,264	Big 5 Sporting Goods Corp.	110,903
16,431	Brown Shoe Co., Inc.	188,464
9,788	Buckle, Inc. (The)	259,774
14,939	Cabela’s, Inc., Class A*	283,542
11,047	Cato Corp.	295,618
10,255	Children’s Place Retail Stores, Inc.*	500,136
13,493	Christopher & Banks Corp.	106,730
20,381	Finish Line, Inc. (The), Class A	283,500
8,966	Genesco, Inc.*	267,904
8,930	Group 1 Automotive, Inc.*	266,828
10,243	Gymboree Corp.*	425,494
7,003	Haverty Furniture Co., Inc.	76,403
10,639	Hibbett Sports, Inc.*	265,443
16,736	HOT Topic, Inc.	100,249
10,166	Jo-Ann Stores, Inc.*	452,895
10,312	Jos. A. Bank Clothiers, Inc.*	439,394
5,886	Kirkland’s, Inc.*	81,580
8,124	Lithia Motors, Inc., Class A	77,909
8,732	Lumber Liquidators Holdings, Inc.*	214,545
8,431	MarineMax, Inc.*	59,354
19,737	Men’s Wearhouse, Inc. (The)	469,543
5,353	Midas, Inc.*	40,736
7,517	Monro Muffler Brake, Inc.	346,609
31,849	OfficeMax, Inc.*	416,903
19,664	Pep Boys — Manny, Moe & Jack	208,045
13,223	Sonic Automotive, Inc.*	129,982
14,119	Stage Store, Inc.	183,547
10,121	Stein Mart, Inc.*	89,369
8,947	Zale Corp.*	18,789
7,829	Zumiez, Inc.*	165,662

		6,825,850

Textiles, Apparel & Luxury Goods (3.1%):
22,269	Carter’s, Inc.*	586,343
32,454	Crocs, Inc.*	422,227
14,488	Deckers Outdoor Corp.*	723,820
27,086	Iconix Brand Group, Inc.*	474,005
10,120	K-Swiss, Inc., Class A*	129,030
35,400	Liz Claiborne, Inc.*	215,232
8,647	Maidenform Brands, Inc.*	249,466
6,481	Movado Group, Inc.*	70,513
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
5,212	Oxford Industries, Inc.	$123,941
3,848	Perry Ellis International, Inc.*	84,079
48,522	Quiksilver Resources, Inc.*	189,721
12,624	Skechers U.S.A., Inc., Class A*	296,538
8,605	Steven Madden, Ltd.*	353,321
9,544	True Religion Apparel, Inc.*	203,669
5,497	UniFirst Corp.	242,693
6,401	Volcom, Inc.*	122,387
18,344	Wolverine World Wide, Inc.	532,159

		5,019,144

Thrifts & Mortgage Finance (0.4%):
17,081	Bank Mutual Corp.	88,650
22,118	Brookline Bancorp, Inc.	220,738
10,353	Dime Community Bancshares	143,389
28,790	TrustCo Bank Corp.	160,073

		612,850

Tobacco (0.1%):
33,543	Alliance One International, Inc.*	139,203

Trading Companies & Distributors (0.4%):
14,132	Applied Industrial Technologies, Inc.	432,439
9,716	Kaman Corp., Class A	254,657
1,519	Lawson Products, Inc.	23,195

		710,291

Water Utilities (0.2%):
6,967	American States Water Co.	249,279

Wireless Telecommunication Services (0.2%):
11,243	NTELOS Holdings Corp.	190,231
8,186	USA Mobility, Inc.	131,222

		321,453

Total Common Stocks (Cost $144,076,227)		159,334,886

Investment Company (1.9%):
3,082,764	Dreyfus Treasury Prime Cash Management, 0.00%(a)	3,082,764

Total Investment Company (Cost $3,082,764)		3,082,764

Total Investment Securities (Cost $147,158,991)(b)—99.5%		162,417,650
Net other assets (liabilities) — 0.5%		782,280

Net Assets — 100.0%		$163,199,930

Percentages indicated are based on net assets as of September 30, 2010.

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $156,712,632. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$16,386,994
Unrealized depreciation	(10,681,976)

Net unrealized appreciation/(depreciation)	5,705,018

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Small Cap Stock Index Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)
Cash of $243,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2010:

					Unrealized
			Number of	Notional	Appreciation/
Description	Type	Expiration Date	Contracts	Value	(Depreciation)
Russell 2000 Mini December Futures	Long	12/10	50	$3,184,542	$187,958
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Bermuda	0.2%
Puerto Rico	0.0%
United States	99.8%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (98.0%):
Aerospace & Defense (0.6%):
10,680	Cubic Corp.	$435,744

Air Freight & Logistics (0.9%):
7,970	Atlas Air Worldwide Holdings, Inc.*	400,891
7,760	Forward Air Corp.	201,760

		602,651

Airlines (1.2%):
8,830	Alaska Air Group, Inc.*	450,595
48,640	JetBlue Airways Corp.*	325,402

		775,997

Auto Components (2.0%):
39,010	Modine Manufacturing Co.*	505,960
27,660	Superior Industries International, Inc.	477,965
11,850	Tenneco, Inc.*	343,294

		1,327,219

Biotechnology (4.6%):
27,500	Alkermes, Inc.*	402,875
26,660	Cepheid, Inc.*	498,809
18,310	Cubist Pharmaceuticals, Inc.*	428,271
71,100	Mannkind Corp.*	480,636
21,850	Martek Biosciences Corp.*	494,465
28,870	Medivation, Inc.*	375,310
54,150	NPS Pharmaceuticals, Inc.*	370,386

		3,050,752

Building Products (1.1%):
4,160	Ameron International Corp.	282,714
11,060	Armstrong World Industries, Inc.*	459,100

		741,814

Capital Markets (1.1%):
17,410	Cohen & Steers, Inc.	377,797
7,570	Stifel Financial Corp.*	350,415

		728,212

Chemicals (1.9%):
13,420	Arch Chemicals, Inc.	470,908
14,540	Koppers Holdings, Inc.	390,690
12,600	OM Group, Inc.*	379,512

		1,241,110

Commercial Banks (1.2%):
79,130	CapitalSource, Inc.	422,554
9,820	Signature Bank*	381,409

		803,963

Commercial Services & Supplies (5.2%):
17,490	Brink’s Co. (The)	402,270
37,280	Cenveo, Inc.*	187,518
19,850	Ennis, Inc.	355,117
19,820	G & K Services, Inc., Class A	453,085
19,110	Geo Group, Inc. (The)*	446,219
17,100	Rollins, Inc.	399,798
59,340	Steelcase, Inc., Class A	494,302
18,420	Tetra Tech, Inc.*	386,267
6,290	United Stationers, Inc.*	336,578

		3,461,154

Communications Equipment (5.5%):
15,160	ADTRAN, Inc.	535,148
21,500	Aruba Networks, Inc.*	458,810
49,500	Emulex Corp.*	516,780
16,100	InterDigital, Inc.*	476,721
13,010	NETGEAR, Inc.*	351,400
12,260	Oclaro, Inc.*	196,283
13,030	Riverbed Technology, Inc.*	593,907
15,980	Sycamore Networks, Inc.	517,912

		3,646,961

Computers & Peripherals (1.9%):
28,410	Compellent Technologies, Inc.*	516,494
18,230	Netezza Corp.*	491,298
23,480	STEC, Inc.*	292,326

		1,300,118

Construction & Engineering (0.5%):
14,730	Emcor Group, Inc.*	362,211

Containers & Packaging (0.5%):
6,530	Rock-Tenn Co., Class A	325,259

Diversified Consumer Services (2.0%):
11,770	Matthews International Corp., Class A	416,187
53,590	Service Corp. International	461,946
24,560	Universal Technical Institute, Inc.	480,148

		1,358,281

Diversified Financial Services (0.6%):
6,320	Portfolio Recovery Associates, Inc.*	408,588

Electric Utilities (0.5%):
31,010	PNM Resources, Inc.	353,204

Electrical Equipment (2.3%):
12,280	American Superconductor Corp.*	381,908
12,670	Baldor Electric Co.	511,868
22,270	GrafTech International, Ltd.*	348,080
9,530	Polypore International, Inc.*	287,425

		1,529,281

Electronic Equipment, Instruments & Components (3.4%):
6,880	Anixter International, Inc.*	371,451
22,780	AVX Corp.	314,820
40,480	Brightpoint, Inc.*	282,955
13,320	Park Electrochemical Corp.	350,849
21,630	Rofin-Sinar Technologies, Inc.*	548,969
14,100	SYNNEX Corp.*	396,774

		2,265,818

Energy Equipment & Services (0.7%):
23,460	RPC, Inc.	496,414

Food & Staples Retailing (0.7%):
13,620	United Natural Foods, Inc.*	451,367

Food Products (0.6%):
14,410	Cal-Maine Foods, Inc.	417,602

Health Care Equipment & Supplies (7.0%):
26,740	Align Technology, Inc.*	523,569
24,900	American Medical Systems Holdings, Inc.*	487,542
19,110	Cyberonics, Inc.*	509,855
6,270	Haemonetics Corp.*	366,983
23,390	Immucor, Inc.*	463,824
15,410	Masimo Corp.	420,847
22,400	Meridian Bioscience, Inc.	490,112
13,710	Sirona Dental Systems, Inc.*	494,108
14,110	STERIS Corp.	468,734
13,080	ZOLL Medical Corp.*	422,092

		4,647,666

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Health Care Providers & Services (3.8%):
11,020	AMERIGROUP Corp.*	$468,019
12,380	Catalyst Health Solutions, Inc.*	435,900
6,250	Chemed Corp.	356,062
11,480	HealthSouth Corp.*	220,416
5,330	HMS Holdings Corp.*	314,150
15,760	PSS World Medical, Inc.*	336,949
18,880	RehabCare Group, Inc.*	381,754

		2,513,250

Health Care Technology (1.9%):
14,790	Athenahealth, Inc.*	488,366
29,950	Omnicell, Inc.*	391,746
6,450	Quality Systems, Inc.	427,699

		1,307,811

Hotels, Restaurants & Leisure (1.3%):
20,490	Jack in the Box, Inc.*	439,305
29,130	Texas Roadhouse, Inc.*	409,568

		848,873

Insurance (0.6%):
25,430	Employers Holdings, Inc.	401,031

Internet & Catalog Retail (0.3%):
9,250	Constant Contact, Inc.*	198,228

Internet Software & Services (4.5%):
24,690	DealerTrack Holdings, Inc.*	421,705
13,280	Digital River, Inc.*	452,051
44,500	EarthLink, Inc.	404,505
20,890	Rackspace Hosting, Inc.*	542,722
46,570	Terremark Worldwide, Inc.*	481,534
37,710	ValueClick, Inc.*	493,247
13,960	Virnetx Holding Corp.	204,933

		3,000,697

IT Services (2.7%):
20,350	Acxiom Corp.*	322,751
33,700	Convergys Corp.*	352,165
17,880	NeuStar, Inc., Class A*	444,497
13,830	TeleTech Holdings, Inc.*	205,237
13,510	Wright Express Corp.*	482,442

		1,807,092

Life Sciences Tools & Services (0.9%):
25,670	PAREXEL International Corp.*	593,747

Machinery (4.3%):
22,220	Actuant Corp., Class A	510,171
20,330	Barnes Group, Inc.	357,605
11,990	CIRCOR International, Inc.	378,884
11,570	Lindsay Corp.	501,212
7,780	Nordson Corp.	573,308
20,530	Robbins & Myers, Inc.	549,794

		2,870,974

Media (0.6%):
21,260	National CineMedia, Inc.	380,554

Metals & Mining (1.6%):
16,820	Allied Nevada Gold Corp.*	445,730
9,160	AMCOL International Corp.	239,900
7,370	Schnitzer Steel Industries, Inc.	355,824

		1,041,454

Multi-Utilities (0.7%):
10,070	CH Energy Group, Inc.	444,691

Multiline Retail (1.3%):
24,490	99 Cents Only Stores*	462,371
50,310	Saks, Inc.*	432,666

		895,037

Oil, Gas & Consumable Fuels (4.8%):
7,580	Alliance Resource Partners LP	442,217
25,540	Brigham Exploration Co.*	478,875
14,480	Carrizo Oil & Gas, Inc.*	346,651
21,090	James River Coal Co.*	369,708
11,270	Overseas Shipholding Group, Inc.	386,787
29,790	Rex Energy Corp.*	381,312
15,260	Rosetta Resources, Inc.*	358,457
18,370	World Fuel Services Corp.	477,804

		3,241,811

Personal Products (0.9%):
13,590	Elizabeth Arden, Inc.*	271,664
37,020	Prestige Brands Holdings, Inc.*	366,128

		637,792

Pharmaceuticals (1.4%):
18,120	Medicis Pharmaceutical Corp., Class A	537,258
12,990	Par Pharmaceutical Cos., Inc.*	377,749

		915,007

Professional Services (1.2%):
15,970	Administaff, Inc.	430,072
7,540	CoStar Group, Inc.*	367,274

		797,346

Real Estate Investment Trusts (REITs) (0.6%):
17,120	DuPont Fabros Technology, Inc.	430,568

Road & Rail (1.3%):
6,020	AMERCO*	478,470
8,600	Genesee & Wyoming, Inc., Class A*	373,154

		851,624

Semiconductors & Semiconductor Equipment (2.8%):
67,560	Amkor Technology, Inc.*	443,869
32,990	ANADIGICS, Inc.*	200,909
41,990	Fairchild Semiconductor International, Inc.*	394,706
23,280	Semtech Corp.*	470,023
20,090	Tessera Technologies, Inc.*	371,665

		1,881,172

Software (5.5%):
9,540	Advent Software, Inc.*	497,893
17,700	Blackbaud, Inc.	425,508
11,250	Informatica Corp.*	432,112
14,740	Jack Henry & Associates, Inc.	375,870
28,730	Parametric Technology Corp.*	561,384
17,770	SuccessFactors, Inc.*	446,205
24,690	Synchronoss Technologies, Inc.*	439,729
27,360	TIBCO Software, Inc.*	485,366

		3,664,067

Specialty Retail (5.0%):
25,770	American Eagle Outfitters, Inc.	385,519
22,830	Ann Taylor Stores Corp.*	462,079
26,170	Barnes & Noble, Inc.	424,216
76,260	Coldwater Creek, Inc.*	401,890
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Turner Quantitative Small Cap Growth Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Specialty Retail, continued
25,230	Collective Brands, Inc.*	$407,212
8,760	Jo-Ann Stores, Inc.*	390,258
9,975	Jos. A. Bank Clothiers, Inc.*	425,035
41,700	Pep Boys — Manny, Moe & Jack	441,186

		3,337,395

Textiles, Apparel & Luxury Goods (2.2%):
7,680	Deckers Outdoor Corp.*	383,693
20,320	Jones Apparel Group, Inc.	399,085
6,320	Warnaco Group, Inc. (The)*	323,141
12,500	Wolverine World Wide, Inc.	362,625

		1,468,544

Tobacco (0.7%):
23,607	Vector Group, Ltd.	441,443

Trading Companies & Distributors (0.4%):
16,690	Interline Brands, Inc.*	301,088

Wireless Telecommunication Services (0.7%):
19,440	Syniverse Holdings, Inc.*	440,705

Total Common Stocks (Cost $53,249,681)		65,443,387

Investment Company (2.3%):
1,493,314	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,493,314

Total Investment Company (Cost $1,493,313)		1,493,314

Total Investment Securities (Cost $54,742,994)(b)—100.3%		66,936,701

Net other assets (liabilities) — (0.3)%		(167,454)

Net Assets — 100.0%		$66,769,247

Percentages indicated are based on net assets as of September 30, 2010.

LP	Limited Partnership

REIT	Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $55,078,587. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$12,228,702
Unrealized depreciation	(370,588)

Net unrealized appreciation/(depreciation)	11,858,114

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
United States	100.0%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (63.1%):
Air Freight & Logistics (0.3%):
12,488	FedEx Corp.	$1,067,724

Automobiles (0.4%):
108,862	Ford Motor Co.*	1,332,471

Beverages (1.0%):
28,249	Coca-Cola Co. (The)	1,653,132
50,918	Coca-Cola Enterprises, Inc.	1,578,458

		3,231,590

Capital Markets (1.9%):
191,043	Charles Schwab Corp.	2,655,497
49,054	Morgan Stanley	1,210,653
50,165	State Street Corp.	1,889,214

		5,755,364

Chemicals (1.2%):
62,301	Dow Chemical Co. (The)	1,710,785
25,167	PPG Industries, Inc.	1,832,158

		3,542,943

Commercial Banks (2.8%):
46,730	BB&T Corp.	1,125,258
87,020	Fifth Third Bancorp	1,046,851
67,112	PNC Financial Services Group, Inc.	3,483,784
54,040	U.S. Bancorp	1,168,345
69,052	Wells Fargo & Co.	1,735,277

		8,559,515

Commercial Services & Supplies (0.8%):
33,556	Avery Dennison Corp.	1,245,599
41,075	Cintas Corp.	1,131,616

		2,377,215

Communications Equipment (0.8%):
113,614	Cisco Systems, Inc.*	2,488,147

Computers & Peripherals (1.8%):
166,286	Dell, Inc.*	2,155,067
76,545	Hewlett-Packard Co.	3,220,248

		5,375,315

Diversified Financial Services (5.1%):
319,077	Bank of America Corp.	4,183,100
504,698	Citigroup, Inc.*	1,968,322
245,157	JPMorgan Chase & Co.	9,333,127

		15,484,549

Diversified Telecommunication Services (0.7%):
69,418	Verizon Communications, Inc.	2,262,333

Electric Utilities (2.8%):
119,404	American Electric Power Co., Inc.	4,326,007
35,946	Edison International	1,236,183
19,876	Entergy Corp.	1,521,110
42,602	FirstEnergy Corp.	1,641,881

		8,725,181

Electronic Equipment, Instruments & Components (0.9%):
76,584	Tyco International, Ltd.	2,812,930

Energy Equipment & Services (1.0%):
16,934	Cameron International Corp.*	727,485
39,268	Schlumberger, Ltd.	2,419,301

		3,146,786

Food & Staples Retailing (3.0%):
68,983	SYSCO Corp.	1,967,395
76,041	Wal-Mart Stores, Inc.	4,069,714
90,343	Walgreen Co.	3,026,491

		9,063,600

Food Products (2.4%):
141,968	Kraft Foods, Inc., Class A	4,381,132
95,867	Unilever NV, New York Shares	2,864,506

		7,245,638

Health Care Equipment & Supplies (0.8%):
57,989	Covidien plc	2,330,578

Health Care Providers & Services (1.8%):
37,383	Cardinal Health, Inc.	1,235,134
119,079	UnitedHealth Group, Inc.	4,180,864

		5,415,998

Household Durables (0.7%):
68,785	Sony Corp., SP ADR	2,126,832

Industrial Conglomerates (2.9%):
441,380	General Electric Co.	7,172,425
14,898	Siemens AG, SP ADR	1,570,249

		8,742,674

Insurance (3.3%):
39,928	Chubb Corp. (The)	2,275,497
257,512	Marsh & McLennan Cos., Inc.	6,211,189
58,984	Principal Financial Group, Inc.	1,528,865

		10,015,551

Internet Software & Services (2.4%):
216,824	eBay, Inc.*	5,290,505
153,058	Yahoo!, Inc.*	2,168,832

		7,459,337

IT Services (1.4%):
71,365	Amdocs, Ltd.*	2,045,321
129,108	Western Union Co.	2,281,338

		4,326,659

Machinery (1.1%):
32,096	Dover Corp.	1,675,732
50,308	Ingersoll-Rand plc	1,796,499

		3,472,231

Media (5.0%):
178,873	Comcast Corp., Class A	3,234,024
117,133	Time Warner, Inc.	3,590,126
43,538	Time Warner, Inc.	2,350,617
165,904	Viacom, Inc., Class B	6,004,066

		15,178,833

Oil, Gas & Consumable Fuels (7.4%):
67,105	Anadarko Petroleum Corp.	3,828,340
42,245	ConocoPhillips	2,426,130
28,898	Devon Energy Corp.	1,870,857
32,479	Exxon Mobil Corp.	2,006,877
50,904	Hess Corp.	3,009,445
15,124	Noble Energy, Inc.	1,135,661
55,970	Occidental Petroleum Corp.	4,382,451
63,836	Royal Dutch Shell plc, SP ADR	3,849,311

		22,509,072

Personal Products (0.7%):
71,221	Avon Products, Inc.	2,286,906

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Common Stocks, continued
Pharmaceuticals (5.0%):
29,403	Abbott Laboratories	$1,536,013
32,507	Bayer AG, SP ADR	2,264,763
151,114	Bristol-Myers Squibb Co.	4,096,701
66,392	Merck & Co., Inc.	2,443,889
174,402	Pfizer, Inc.	2,994,482
54,519	Roche Holding AG, SP ADR	1,860,733

		15,196,581

Professional Services (0.7%):
23,101	Manpower, Inc.	1,205,872
35,800	Robert Half International, Inc.	930,800

		2,136,672

Semiconductors & Semiconductor Equipment (0.7%):
100,670	Intel Corp.	1,935,884
7,442	Lam Research Corp.*	311,448

		2,247,332

Specialty Retail (1.2%):
39,160	Gap, Inc. (The)	729,943
89,021	Home Depot, Inc.	2,820,185

		3,550,128

Wireless Telecommunication Services (1.1%):
140,359	Vodafone Group plc, SP ADR	3,482,307

Total Common Stocks (Cost $169,454,065)		192,948,992

Convertible Bonds (14.3%):
Biotechnology (2.5%):
$2,515,000	Amgen, Inc., 0.38%, 2/1/13	2,492,993
923,000	Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14	839,930
1,051,000	Cephalon, Inc., 2.50%, 5/1/14	1,182,375
1,898,000	Gilead Sciences, Inc., Series D, 1.63%, 5/1/16(a)	1,935,960
1,025,000	Invitrogen Corp., 1.50%, 2/15/24	1,156,969

		7,608,227

Capital Markets (1.1%):
1,024,000	Affiliated Managers Group, Inc., 3.95%, 8/15/38, Callable 8/15/13 @ 100	1,036,800
1,200,000	Goldman Sachs Group, Inc., 1.00%, 3/15/17, MTN(a)	1,172,820
594,000	Janus Capital Group, Inc., 3.25%, 7/15/14	677,160
506,500	Jefferies Group, Inc., 3.88%, 11/1/29, Callable 11/1/17 @ 100	509,666

		3,396,446

Communications Equipment (0.7%):
479,000	Ciena Corp., 0.25%, 5/1/13	427,508
2,021,000	Lucent Technologies Corp., 2.88%, 6/15/25	1,831,531

		2,259,039

Computers & Peripherals (0.7%):
2,448,000	Sandisk Corp., 1.00%, 5/15/13	2,246,040

Construction Materials (0.3%):
850,000	Cemex SAB de C.V., 4.88%, 3/15/15(a)	818,125

Consumer Finance (0.7%):
1,537,000	Ford Motor Co., 4.25%, 11/15/16	2,293,972

Diversified Financial Services (0.2%):
564,000	NASDAQ OMX Group, Inc. (The), 2.50%, 8/15/13	556,245

Diversified Telecommunication Services (0.3%):
400,000	JDS Uniphase Corp., 1.00%, 5/15/26(a)	373,000
502,000	JDS Uniphase Corp., 1.00%, 5/15/26, Callable 5/20/13 @ 100	468,115

		841,115

Energy Equipment & Services (0.2%):
653,000	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25, Callable 12/20/12 @ 100	601,576

Health Care Equipment & Supplies (0.4%):
1,252,000	LifePoint Hospitals, Inc., 3.50%, 5/15/14	1,245,740

Health Care Providers & Services (0.3%):
1,028,000	Omnicare, Inc., 3.25%, 12/15/35	884,080

Hotels, Restaurants & Leisure (0.8%):
1,349,000	International Game Technology, Inc., 3.25%, 5/1/14(a)	1,467,037
1,144,000	MGM Resorts International, 4.25%, 4/15/15(a)	1,053,910

		2,520,947

Industrial Conglomerates (0.1%):
166,000	Textron, Inc., Series TXT, 4.50%, 5/1/13	283,030

Internet & Catalog Retail (0.7%):
1,828,700	Liberty Media Corp., 3.13%, 3/30/23	2,013,856

Machinery (0.4%):
277,000	Linear Technology Corp., Series A, 3.00%, 5/1/27, Callable 5/1/14 @ 100	281,155
460,000	Linear Technology Corp., 3.00%, 5/1/27(a)	466,900
350,000	Navistar International Corp., 3.00%, 10/15/14	393,313

		1,141,368

Media (0.8%):
843,000	Gaylord Entertainment Co., 3.75%, 10/1/14(a)	1,100,115
568,000	Interpublic Group of Cos., Inc., 4.75%, 3/15/23, Callable 3/15/13 @ 100	642,550
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Convertible Bonds, continued
Media, continued
$641,000	Interpublic Group of Cos., Inc. (The), 4.25%, 3/15/23, Callable 3/15/12 @ 100	$693,882

		2,436,547

Metals & Mining (0.4%):
813,000	Allegheny Technologies, Inc., 4.25%, 6/1/14	1,103,648

Oil, Gas & Consumable Fuels (0.4%):
1,293,000	Massey Energy Co., 3.25%, 8/1/15	1,147,538

Pharmaceuticals (1.1%):
821,000	Endo Pharmaceuticals Holdings, Inc., 1.75%, 4/15/15	1,041,644
1,051,000	King Pharmaceuticals, Inc., 1.25%, 4/1/26, Callable 4/1/13 @ 100	982,685
1,396,000	Mylan, Inc., 1.25%, 3/15/12	1,446,605

		3,470,934

Semiconductors & Semiconductor Equipment (0.6%):
1,249,000	Micron Technology, Inc., 1.88%, 6/1/14	1,110,049
512,000	Xilinx, Inc., 3.13%, 3/15/37(a)	498,560
354,000	Xilinx, Inc., 3.13%, 3/15/37	344,707

		1,953,316

Software (0.8%):
580,000	Cadence Design Systems, Inc., 1.50%, 12/15/13	522,725
413,000	Cadence Design Systems, Inc., 2.63%, 6/1/15(a)	488,889
1,443,000	Symantec Corp., 1.00%, 6/15/13	1,553,028

		2,564,642

Specialty Retail (0.4%):
822,000	BorgWarner, Inc., 3.50%, 4/15/12	1,368,630

Thrifts & Mortgage Finance (0.1%):
225,000	MGIC Investment Corp., 5.00%, 5/1/17	245,531

Wireless Telecommunication Services (0.3%):
721,000	SBA Communications Corp., 1.88%, 5/1/13	809,323

Total Convertible Bonds (Cost $41,101,689)		43,809,915

Corporate Bonds (5.7%):
Air Freight & Logistics (0.0%):
10,000	FedEx Corp., 7.25%, 2/15/11	10,234

Airlines (0.0%):
90,000	Delta Air Lines, Inc., 6.20%, 7/2/18	93,600

Automobiles (0.0%):
55,000	Daimler Finance LLC, 7.30%, 1/15/12	59,150

Beverages (0.1%):
70,000	Anheuser-Busch Inbev NV Worldwide, Inc., 2.50%, 3/26/13	71,818
65,000	Anheuser-Busch InBev NV Worldwide, Inc., 7.20%, 1/15/14(a)	75,743
20,000	Anheuser-Busch InBev NV Worldwide, Inc., 5.38%, 11/15/14(a)	22,449
80,000	FBG Finance, Ltd., 5.13%, 6/15/15(a)	88,285

		258,295

Capital Markets (0.4%):
10,000	Bear Stearns Co., Inc., 6.40%, 10/2/17	11,648
120,000	Bear Stearns Co., Inc., 7.25%, 2/1/18	146,176
180,000	Charles Schwab Corp., 4.45%, 7/22/20	188,137
305,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	338,309
140,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	145,520
205,000	Jefferies Group, Inc., 6.88%, 4/15/21	215,023
70,000	Merrill Lynch & Co., 6.88%, 4/25/18	78,519
235,000	Morgan Stanley, 4.00%, 7/24/15	239,498

		1,362,830

Commercial Banks (0.4%):
35,000	Enterprise Products Operating LP, 5.25%, 1/31/20	37,892
75,000	Enterprise Products Partners LP, 6.50%, 1/31/19	87,402
105,000	HBOS plc, 6.75%, 5/21/18(a)	105,504
50,000	PNC Funding Corp., 6.70%, 6/10/19	59,130
65,000	SVB Financial Group, 5.38%, 9/15/20	66,025
185,000	U.S. Bancorp, 2.00%, 6/14/13	189,375
250,000	U.S. Bank NA, 3.78%, 4/29/20, Callable 4/29/15 @ 100(b)	260,442
290,000	Wells Fargo & Co., 5.63%, 12/11/17	330,306

		1,136,076

Commercial Services & Supplies (0.1%):
135,000	Waste Management, Inc., 5.00%, 3/15/14	148,499

Communications Equipment (0.0%):
55,000	Cisco Systems, Inc., 4.95%, 2/15/19	62,921

Computers & Peripherals (0.0%):
110,000	IBM Corp., 5.60%, 11/30/39	126,582

Consumer Finance (0.3%):
205,000	American Express Co., 8.13%, 5/20/19	264,738
140,000	Capital One Financial Corp., 6.75%, 9/15/17	168,265
200,000	GMAC, Inc., 2.20%, 12/19/12	206,759
165,000	Household Finance Corp., 6.38%, 10/15/11	173,764
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Consumer Finance, continued
$35,000	HSBC Finance Corp., 6.75%, 5/15/11	$36,234

		849,760

Diversified Financial Services (1.3%):
215,000	AIG SunAmerica Global Finance Vi, 6.30%, 5/10/11(a)	219,300
295,000	Bank of America Corp., 5.75%, 12/1/17	315,400
55,000	Bank of America Corp., 5.65%, 5/1/18	58,273
120,000	Bank of America Corp., 7.63%, 6/1/19	142,302
1,000,000	Citibank NA, 1.75%, 12/28/12	1,024,444
1,050,000	Citigroup Funding, Inc., 2.25%, 12/10/12	1,086,140
135,000	Citigroup, Inc., 6.13%, 11/21/17	147,467
85,000	Citigroup, Inc., 6.13%, 5/15/18	92,736
220,000	Citigroup, Inc., 8.50%, 5/22/19	271,995
115,000	ERAC USA Finance Co., 2.75%, 7/1/13(a)	117,484
120,000	JPMorgan Chase & Co., 6.00%, 1/15/18	137,038
65,000	JPMorgan Chase & Co., 6.30%, 4/23/19	75,326
150,000	JPMorgan Chase & Co., 4.40%, 7/22/20	153,616
85,000	NASDAQ OMX Group, Inc. (The), 5.55%, 1/15/20	90,330
130,000	PNC Funding Corp., 5.13%, 2/8/20	140,735

		4,072,586

Diversified Telecommunication Services (0.2%):
1,000	AT&T, Inc., 8.00%, 11/15/31(b)	1,338
250,000	AT&T, Inc., 6.30%, 1/15/38	282,367
28,000	AT&T, Inc., 5.35%, 9/1/40(a)	28,132
105,000	Telefonica Europe BV, 8.25%, 9/15/30	138,351
65,000	Verizon Communications, Inc., 6.35%, 4/1/19	79,320
120,000	Verizon Communications, Inc., 8.95%, 3/1/39	175,952

		705,460

Electric Utilities (0.1%):
100,000	FirstEnergy Solutions Corp., 6.05%, 8/15/21	106,833
105,000	Progress Energy, Inc., 7.05%, 3/15/19	130,162

		236,995

Electronic Equipment, Instruments & Components (0.0%):
10,000	Corning, Inc., 6.63%, 5/15/19	12,107
20,000	Corning, Inc., 7.25%, 8/15/36, Callable 8/15/26 @ 100	24,041

		36,148

Energy Equipment & Services (0.0%):
45,000	Texas East Transmission, 7.00%, 7/15/32	57,065

Food & Staples Retailing (0.2%):
122,554	CVS Pass-Through Trust, 6.04%, 12/10/28	129,683
19,607	CVS Pass-Through Trust, 8.35%, 7/10/31(a)	24,257
280,000	Safeway, Inc., 3.95%, 8/15/20	281,577
45,000	Wal-Mart Stores, Inc., 5.25%, 9/1/35	48,187
15,000	Wal-Mart Stores, Inc., 6.50%, 8/15/37	18,719

		502,423

Food Products (0.3%):
10,000	ConAgra Foods, Inc., 7.00%, 10/1/28	12,060
60,000	ConAgra Foods, Inc., 8.25%, 9/15/30	80,992
85,000	Corn Products International, Inc., 6.63%, 4/15/37	92,846
85,000	GlaxoSmithKline, 5.65%, 5/15/18	100,981
85,000	Kraft Foods, Inc., 5.38%, 2/10/20	94,949
135,000	Kraft Foods, Inc., 7.00%, 8/11/37	165,643
15,000	Kraft Foods, Inc., 6.88%, 2/1/38	18,190
250,000	Wm. Wrigley Jr. Co., 1.66%, 6/28/11(a)(b)	250,107

		815,768

Health Care Equipment & Supplies (0.3%):
165,000	Boston Scientific Corp., 5.45%, 6/15/14	175,141
135,000	CareFusion Corp., 4.13%, 8/1/12	141,252
571,000	Wright Medical Group, Inc., 2.63%, 12/1/14	507,476

		823,869

Health Care Providers & Services (0.3%):
220,000	Aetna, Inc., 3.95%, 9/1/20	219,760
335,000	Express Scripts, Inc., 5.25%, 6/15/12	357,630
75,000	Medco Health Solutions, Inc., 2.75%, 9/15/15	76,181
135,000	WellPoint, Inc., 4.35%, 8/15/20	139,927

		793,498

Hotels, Restaurants & Leisure (0.0%):
20,000	Yum! Brands, Inc., 6.25%, 3/15/18	23,860
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure, continued
$60,000	Yum! Brands, Inc., 5.30%, 9/15/19	$66,914

		90,774

Household Products (0.1%):
125,000	Ohio Power Co., Series 1, 5.38%, 10/1/21	142,587

Industrial Conglomerates (0.5%):
1,200,000	General Electric Capital Corp., Series G, 2.63%, 12/28/12, MTN	1,251,185
85,000	General Electric Capital Corp., 5.63%, 5/1/18	94,348
70,000	General Electric Capital Corp., Series G, 6.00%, 8/7/19, MTN	78,763
40,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	40,625
160,000	General Electric Co., 5.25%, 12/6/17	180,080

		1,645,001

Insurance (0.2%):
120,000	AFLAC, Inc., 6.45%, 8/15/40	124,943
100,000	Aon Corp., 3.50%, 9/30/15	101,878
115,000	CNA Financial Corp., 5.88%, 8/15/20	117,262
75,000	Pacific Life Corp., 6.00%, 2/10/20(a)	80,868
50,000	Platinum Underwriters Finance, Inc., 7.50%, 6/1/17	55,230
50,000	Reinsurance Group of America, Inc., 6.45%, 11/15/19	55,419

		535,600

Internet & Catalog Retail (0.1%):
170,000	Expedia, Inc., 5.95%, 8/15/20(a)	171,912

Media (0.3%):
135,000	Comcast Corp., 5.70%, 5/15/18	154,524
65,000	Comcast Corp., 5.15%, 3/1/20	71,038
20,000	Cox Communications, Inc., 8.38%, 3/1/39(a)	26,848
165,000	DIRECTV Holdings, 7.63%, 5/15/16, Callable 5/15/12 @ 103.81	183,975
80,000	NBC Universal, Inc., 2.10%, 4/1/14(a)	80,371
75,000	NBC Universal, Inc., 5.95%, 4/1/41(a)	77,146
40,000	Time Warner, Inc., 5.88%, 11/15/16	46,578
60,000	Time Warner, Inc., 8.75%, 2/14/19	79,236
35,000	Time Warner, Inc., 8.25%, 4/1/19	45,188
25,000	Time Warner, Inc., 6.75%, 6/15/39	28,849

		793,753

Metals & Mining (0.1%):
115,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 4/1/17, Callable 4/1/12 @ 104.19	128,369
105,000	Newmont Mining Corp., 5.13%, 10/1/19	117,460

		245,829

Multi-Utilities (0.0%):
40,000	NiSource Finance Corp., 6.80%, 1/15/19	47,446

Multiline Retail (0.0%):
65,000	Kohl’s Corp., 6.88%, 12/15/37	80,637

Office Electronics (0.0%):
40,000	Xerox Corp., 6.35%, 5/15/18	46,407
15,000	Xerox Corp., 5.63%, 12/15/19	16,789

		63,196

Oil, Gas & Consumable Fuels (0.0%):
50,000	Hess Corp., 6.00%, 1/15/40	54,933
45,000	Spectra Energy Capital Corp., 7.50%, 9/15/38	54,944

		109,877

Pharmaceuticals (0.1%):
95,000	Merck & Co., Inc., 5.00%, 6/30/19	110,554
230,000	Pfizer, Inc., 6.20%, 3/15/19	283,189

		393,743

Real Estate Investment Trusts (REITs) (0.1%):
70,000	Boston Properties LP, 5.88%, 10/15/19	78,211
115,000	Digital Realty Trust LP, 4.50%, 7/15/15(a)	118,729
75,000	WEA Finance LLC, 6.75%, 9/2/19(a)	88,861

		285,801

Road & Rail (0.0%):
20,000	CSX Corp., 6.15%, 5/1/37	22,750
20,000	Union Pacific Corp., 6.13%, 2/15/20	24,035

		46,785

Software (0.0%):
75,000	Adobe Systems, Inc., 4.75%, 2/1/20	80,729

Specialty Retail (0.1%):
100,000	Advance Auto Parts, Inc., 5.75%, 5/1/20	107,856
140,000	AutoZone, Inc., 6.50%, 1/15/14	158,421
70,000	Home Depot, Inc., 5.88%, 12/16/36	74,626

		340,903

Thrifts & Mortgage Finance (0.1%):
80,000	Prudential Financial, Inc., Series D, 4.75%, 9/17/15, MTN	86,517
20,000	Prudential Financial, Inc., 7.38%, 6/15/19	24,363
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Shares or
Principal		Fair
Amount		Value
Corporate Bonds, continued
Thrifts & Mortgage Finance, continued
$35,000	Prudential Financial, Inc., 6.63%, 12/1/37	$39,442

		150,322

Tobacco (0.0%):
110,000	Philip Morris International, Inc., 5.65%, 5/16/18	128,789

Wireless Telecommunication Services (0.0%):
25,000	SBC Communications, Inc., 6.15%, 9/15/34	27,366

Total Corporate Bonds (Cost $16,397,226)		17,532,809

Preferred Stocks (1.9%):
Commercial Banks (0.4%):
10,908	KeyCorp, Series A	1,169,883

Commercial Services & Supplies (0.2%):
19,615	Avery Dennison	735,563

Food Products (0.2%):
17,650	Archer Daniels	729,651

Health Care Providers & Services (0.5%):
1,310	HealthSouth Corp., Series A	1,144,612
9,754	Omnicare Capital Trust II	364,556

		1,509,168

Multi-Utilities (0.2%):
22,092	Centerpoint Energy, Inc.	671,155

Oil, Gas & Consumable Fuels (0.4%):
27,346	El Paso Energy Capital Trust I	1,045,984

Total Preferred Stocks (Cost $5,491,599)		5,861,404

U.S. Government Agency Mortgages (0.8%):
Federal Home Loan Mortgage Corporation (0.5%)
$250,000	3.00%, 7/28/14	267,383
950,000	4.88%, 6/13/18	1,116,103

		1,383,486

Federal National Mortgage Association (0.3%)
540,000	4.38%, 10/15/15	612,451
185,000	6.63%, 11/15/30	254,514

		866,965

Total U.S. Government Agency Mortgages (Cost $2,073,434)		2,250,451

U.S. Treasury Obligations (7.6%):
U.S. Treasury Bonds (0.9%)
300,000	6.63%, 2/15/27	432,938
1,280,000	3.50%, 2/15/39	1,238,400
420,000	4.25%, 5/15/39	461,737
400,000	4.38%, 11/15/39	448,750
350,000	4.63%, 2/15/40	408,953

		2,990,778

U.S. Treasury Notes (6.7%)
2,850,000	0.75%, 11/30/11	2,864,361
550,000	0.88%, 2/29/12	554,191
6,500,000	1.00%, 4/30/12	6,565,520
250,000	4.38%, 8/15/12	268,721
180,000	4.13%, 8/31/12	192,790
500,000	1.38%, 1/15/13	509,883
1,680,000	2.75%, 10/31/13	1,786,576
1,350,000	1.75%, 3/31/14	1,393,875
200,000	2.63%, 6/30/14	212,922
2,470,000	2.25%, 1/31/15	2,591,956
2,300,000	2.50%, 3/31/15	2,438,897
6,000	3.63%, 2/15/20	6,581
500,000	6.88%, 8/15/25	726,406

		20,112,679

Total U.S. Treasury Obligations (Cost $22,105,495)		23,103,457

Yankee Dollars (1.7%):
Building Products (0.0%):
30,000	Holcim U.S. Finance SARL & CIE SCS, 6.00%, 12/30/19(a)	32,735

Chemicals (0.0%):
15,000	Potash Corp. of Saskatchewan, Inc., 5.88%, 12/1/36	15,587

Commercial Banks (0.5%):
100,000	Abbey National Treasury Service plc, 3.88%, 11/10/14(a)	102,350
135,000	Bank of Nova Scotia, 2.38%, 12/17/13	139,585
175,000	Barclays Bank plc, 6.75%, 5/22/19	207,964
95,000	Commonwealth Bank of Australia, 5.00%, 10/15/19(a)	102,985
155,000	Groupe BPCE, 2.38%, 10/4/13(a)	154,789
255,000	HSBC Bank plc, 4.13%, 8/12/20(a)	259,158
100,000	Lloyds TSB Bank plc, 5.80%, 1/13/20(a)	104,758
100,000	Royal Bank of Scotland plc, 4.88%, 3/16/15	105,207
100,000	Santander U.S. Debt SA, 3.72%, 1/20/15(a)	101,452
100,000	Standard Chartered plc, 3.85%, 4/27/15(a)	104,304
160,000	Westpac Banking Corp., 2.10%, 8/2/13	162,386

		1,544,938

Diversified Financial Services (0.4%):
155,000	Credit Suisse AG, 5.40%, 1/14/20	165,347
30,000	Credit Suisse, NY, 6.00%, 2/15/18	33,131
100,000	Credit Suisse, NY, 5.30%, 8/13/19	110,783
250,000	Credit Suisse, NY, 4.38%, 8/5/20, MTN	255,315
125,000	National Australia Bank, 3.75%, 3/2/15(a)	131,979
180,000	Nationwide Building Society, 6.25%, 2/25/20(a)	198,144
180,000	Rabobank Nederland NV, 4.75%, 1/15/20(a)	193,126
See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

Principal		Fair
Amount		Value
Yankee Dollars, continued
Diversified Financial Services, continued
$60,000	UBS AG Stamford CT, 5.88%, 12/20/17	$67,889

		1,155,714

Diversified Telecommunication Services (0.1%):
75,000	Deutsche Telekom International Finance BV, 6.00%, 7/8/19	89,240
100,000	Telecom Italia Capital, 7.00%, 6/4/18	114,872
55,000	Telecom Italia Capital SA, 7.18%, 6/18/19	64,553

		268,665

Electric Utilities (0.1%):
50,000	Electricite de France, 4.60%, 1/27/20(a)	54,473
100,000	Enel Finance International SA, 5.13%, 10/7/19(a)	106,053

		160,526

Electronic Equipment, Instruments & Components (0.0%):
70,000	Philips Electronics NV, 5.75%, 3/11/18	81,689

Food & Staples Retailing (0.0%):
40,000	Delhaize Group, 5.88%, 2/1/14	45,147

Food Products (0.0%):
100,000	Grupo Bimbo SAB de CV, 4.88%, 6/30/20(a)	104,391

Independent Power Producers & Energy Traders (0.0%):
100,000	Iberdrola Finance Ireland, Ltd., 3.80%, 9/11/14(a)	102,732

Insurance (0.0%):
100,000	AEGON NV, 4.63%, 12/1/15	106,266

Media (0.1%):
100,000	WPP Finance, 8.00%, 9/15/14	119,260

Metals & Mining (0.4%):
100,000	Anglo American Capital plc, 9.38%, 4/8/19(a)	134,847
205,000	ArcelorMittal, 3.75%, 8/5/15	207,190
145,000	ArcelorMittal, 9.85%, 6/1/19	186,369
265,000	Gold Fields Orogen Holding Co., Ltd., 4.88%, 10/7/20(a)	263,137
100,000	Rio Tinto Finance (USA), Ltd., 9.00%, 5/1/19	139,548
55,000	Vale Overseas, Ltd., 5.63%, 9/15/19	60,633
65,000	Vale Overseas, Ltd., 6.88%, 11/10/39	74,488

		1,066,212

Oil, Gas & Consumable Fuels (0.1%):
130,000	Petroleos Mexicanos, 5.50%, 1/21/21	138,450
40,000	Shell International Finance B.V., 3.10%, 6/28/15	42,111

		180,561

Real Estate Management & Development (0.0%):
30,000	Brookfield Asset Management, Inc., 7.13%, 6/15/12	32,253

Sovereign Bond (0.0%):
95,000	Republic of Italy, 6.88%, 9/27/23	115,245

Total Yankee Dollars (Cost $4,779,690)		5,131,921

Municipal Bond (0.0%):
Texas (0.0%):
80,000	Texas State Transportation Commission Revenue, Series B	87,065

Total Municipal Bonds (Cost $80,000)		87,065

Investment Company (5.9%):
18,116,962	Dreyfus Treasury Prime Cash Management, 0.00%(c)	18,116,962

Total Investment Company (Cost $18,116,962)		18,116,962

Total Investment Securities (Cost $279,600,160)(d)—101.0%		308,842,976
Net other assets (liabilities) — (1.0)%		(3,077,734)

Net Assets — 100.0%		$305,765,242

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

LLC	Limited Liability Company

LP	Limited Partnership

MTN	Medium Term Note

plc	Public Liability Company

*	Non-income producing security.

(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investor. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)	Variable rate security. The rate presented represents the rate in effect at September 30, 2010. The date presented represents the final maturity date.

(c)	The rate represents the effective yield at September 30, 2010.

(d)	Cost for federal income tax purposes is $283,048,856. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$28,096,644
Unrealized depreciation	(2,302,524)

Net unrealized appreciation/(depreciation)	25,794,120

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Equity and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)
The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Australia	0.1%
Belgium	0.0%
British Virgin Islands	0.1%
Canada	0.1%
Cayman Islands	0.0%
France	0.1%
Germany	1.2%
Guernsey	0.7%
Ireland	1.4%
Italy	0.0%
Japan	0.7%
Luxembourg	0.2%
Mexico	0.3%
Netherlands	1.9%
Spain	0.0%
Switzerland	1.6%
United Kingdom	2.8%
United States	88.8%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks (94.4%):
Air Freight & Logistics (0.5%):
14,413	FedEx Corp.	$1,232,311

Automobiles (0.6%):
124,216	Ford Motor Co.*	1,520,404

Beverages (1.6%):
33,918	Coca-Cola Co. (The)	1,984,881
58,728	Coca-Cola Enterprises, Inc.	1,820,568

		3,805,449

Capital Markets (2.7%):
218,965	Charles Schwab Corp.	3,043,614
55,574	Morgan Stanley	1,371,566
56,594	State Street Corp.	2,131,330

		6,546,510

Chemicals (1.7%):
71,703	Dow Chemical Co. (The)	1,968,964
28,443	PPG Industries, Inc.	2,070,651

		4,039,615

Commercial Banks (4.1%):
54,560	BB&T Corp.	1,313,805
100,152	Fifth Third Bancorp	1,204,829
77,406	PNC Financial Services Group, Inc.	4,018,145
61,755	U.S. Bancorp	1,335,143
79,474	Wells Fargo & Co.	1,997,182

		9,869,104

Commercial Services & Supplies (1.2%):
39,761	Avery Dennison Corp.	1,475,928
49,436	Cintas Corp.	1,361,962

		2,837,890

Communications Equipment (1.2%):
130,760	Cisco Systems, Inc.*	2,863,644

Computers & Peripherals (2.7%):
189,351	Dell, Inc.*	2,453,989
92,088	Hewlett-Packard Co.	3,874,142

		6,328,131

Diversified Financial Services (7.4%):
364,628	Bank of America Corp.	4,780,273
576,746	Citigroup, Inc.*	2,249,309
281,598	JPMorgan Chase & Co.	10,720,436

		17,750,018

Diversified Telecommunication Services (1.1%):
80,066	Verizon Communications, Inc.	2,609,351

Electric Utilities (4.4%):
144,197	American Electric Power Co., Inc.	5,224,257
40,757	Edison International	1,401,633
23,991	Entergy Corp.	1,836,031
51,488	FirstEnergy Corp.	1,984,348

		10,446,269

Electronic Equipment, Instruments & Components (1.4%):
92,258	Tyco International, Ltd.	3,388,636

Energy Equipment & Services (1.6%):
19,173	Cameron International Corp.*	823,672
47,326	Schlumberger, Ltd.	2,915,755

		3,739,427

Food & Staples Retailing (4.4%):
79,977	SYSCO Corp.	2,280,944
87,705	Wal-Mart Stores, Inc.	4,693,972
102,156	Walgreen Co.	3,422,226

		10,397,142

Food Products (3.6%):
170,847	Kraft Foods, Inc., Class A	5,272,339
109,024	Unilever NV, New York Shares	3,257,637

		8,529,976

Health Care Equipment & Supplies (1.2%):
69,803	Covidien plc	2,805,383

Health Care Providers & Services (2.6%):
44,995	Cardinal Health, Inc.	1,486,635
135,199	UnitedHealth Group, Inc.	4,746,837

		6,233,472

Household Durables (1.1%):
82,685	Sony Corp., SP ADR	2,556,620

Industrial Conglomerates (4.2%):
504,587	General Electric Co.	8,199,539
17,031	Siemens AG, SP ADR	1,795,067

		9,994,606

Insurance (4.9%):
44,201	Chubb Corp. (The)	2,519,015
310,000	Marsh & McLennan Cos., Inc.	7,477,200
65,566	Principal Financial Group, Inc.	1,699,471

		11,695,686

Internet Software & Services (3.6%):
249,139	eBay, Inc.*	6,078,991
174,558	Yahoo!, Inc.*	2,473,487

		8,552,478

IT Services (2.1%):
81,788	Amdocs, Ltd.*	2,344,044
147,448	Western Union Co.	2,605,406

		4,949,450

Machinery (1.7%):
37,647	Dover Corp.	1,965,550
57,342	Ingersoll-Rand plc	2,047,683

		4,013,233

Media (7.6%):
206,322	Comcast Corp., Class A	3,730,302
140,982	Time Warner, Inc.	4,321,098
52,348	Time Warner, Inc.	2,826,269
199,665	Viacom, Inc., Class B	7,225,876

		18,103,545

Oil, Gas & Consumable Fuels (11.0%):
77,275	Anadarko Petroleum Corp.	4,408,539
48,299	ConocoPhillips	2,773,812
34,798	Devon Energy Corp.	2,252,822
37,229	Exxon Mobil Corp.	2,300,380
57,670	Hess Corp.	3,409,450
14,269	Noble Energy, Inc.	1,071,459
67,449	Occidental Petroleum Corp.	5,281,257
76,793	Royal Dutch Shell plc, SP ADR	4,630,618

		26,128,337

Personal Products (1.1%):
81,128	Avon Products, Inc.	2,605,020

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
AZL Van Kampen Growth and Income Fund
Schedule of Portfolio Investments, continued
September 30, 2010
(Unaudited)

		Fair
Shares		Value
Common Stocks, continued
Pharmaceuticals (7.4%):
35,446	Abbott Laboratories	$1,851,699
37,209	Bayer AG, SP ADR	2,592,351
171,675	Bristol-Myers Squibb Co.	4,654,109
72,944	Merck & Co., Inc.	2,685,069
209,930	Pfizer, Inc.	3,604,498
65,553	Roche Holding AG, SP ADR	2,237,324

		17,625,050

Professional Services (1.1%):
27,864	Manpower, Inc.	1,454,501
43,052	Robert Half International, Inc.	1,119,352

		2,573,853

Semiconductors & Semiconductor Equipment (1.2%):
128,147	Intel Corp.	2,464,267
8,633	Lam Research Corp.*	361,291

		2,825,558

Specialty Retail (1.7%):
44,385	Gap, Inc. (The)	827,336
101,798	Home Depot, Inc.	3,224,961

		4,052,297

Wireless Telecommunication Services (1.7%):
161,888	Vodafone Group plc, SP ADR	4,016,441

Total Common Stocks (Cost $209,160,853)		224,634,906

Investment Company (5.4%):
12,853,592	Dreyfus Treasury Prime Cash Management, 0.00%(a)	12,853,592

Total Investment Company (Cost $12,853,592)		12,853,592

Total Investment Securities (Cost $222,014,445)(b)—99.8%		237,488,498
Net other assets (liabilities) — 0.2%		524,309

Net Assets — 100.0%		$238,012,807

Percentages indicated are based on net assets as of September 30, 2010.

ADR	American Depository Receipt

plc	Public Liability Company

*	Non-income producing security.

(a)	The rate represents the effective yield at September 30, 2010.

(b)	Cost for federal income tax purposes is $223,691,548. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$18,101,144
Unrealized depreciation	(4,304,194)

Net unrealized appreciation/(depreciation)	13,796,950

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investment securities as of September 30, 2010:

Country	Percentage
Germany	1.8%
Guernsey	1.0%
Japan	1.1%
Ireland	2.0%
Netherlands	2.6%
Switzerland	2.4%
United Kingdom	3.6%
United States	85.5%

100.0%

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2010 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Trust (the “Trust”) was organized as a Delaware statutory trust on July 13, 1999. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 31 separate investment portfolios (individually a “Fund”, collectively, the “Funds”), each of which is a series of the Trust, as follows:
■	AZL Allianz AGIC Growth Fund (formerly AZL OCC Growth Fund)

■	AZL Allianz AGIC Opportunity Fund (formerly AZL OCC Opportunity Fund)

■	AZL BlackRock Capital Appreciation Fund

■	AZL Columbia Mid Cap Value Fund

■	AZL Columbia Small Cap Value Fund

■	AZL Davis NY Venture Fund

■	AZL Dreyfus Equity Growth Fund

■	AZL Eaton Vance Large Cap Value Fund

■	AZL Enhanced Bond Index Fund

■	AZL Franklin Small Cap Value Fund

■	AZL Franklin Templeton Founding Strategy Plus Fund

■	AZL Gateway Fund

■	AZL International Index Fund

■	AZL Invesco International Equity Fund

■	AZL JPMorgan U.S. Equity Fund

■	AZL MFS Investors Trust Fund

■	AZL Mid Cap Index Fund

■	AZL Money Market Fund

■	AZL Morgan Stanley Global Real Estate Fund

■	AZL Morgan Stanley International Equity Fund

■	AZL Morgan Stanley Mid Cap Growth Fund

■	AZL NACM International Growth Fund

■	AZL NFJ International Value Fund

■	AZL Russell 1000 Growth Index Fund

■	AZL Russell 1000 Value Index Fund

■	AZL S&P 500 Index Fund

■	AZL Schroder Emerging Markets Equity Fund

■	AZL Small Cap Stock Index Fund

■	AZL Turner Quantitative Small Cap Growth Fund

■	AZL Van Kampen Equity and Income Fund

■	AZL Van Kampen Growth and Income Fund
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts and variable life insurance policies offered through the separate accounts of participating insurance companies. The Funds except the AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund offer a single class of shares of the Funds’. The AZL Schroder Emerging Markets Equity Fund and AZL S&P 500 Index Fund each offer Class 1 and Class 2 shares of the Funds’.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day after trade date. For financial reporting purposes, investment transactions are recorded on trade date on the last business day of the reporting period.

Real Estate Investment Trusts
The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.
Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities. Certain foreign investments may also be subject to foreign withholding taxes.
Mortgage Dollar Roll Transactions
The AZL Enhanced Bond Index Fund, AZL Franklin Templeton Founding Strategy Plus Fund and AZL Van Kampen Equity and Income Fund may engage in dollar roll transactions with respect to mortgage securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. In a dollar roll transaction, a Fund sells a mortgage-backed security and simultaneously agrees to repurchase a similar security on a specified future date at an agreed upon price. During the roll period, the Funds will not be entitled to receive any interest or principal paid on the securities sold. The Funds are compensated for the lost interest on the securities sold by the difference between the sales price and the lower price for the future repurchase as well as by the interest earned on the reinvestment of the sales proceeds. The Funds may also be compensated by receipt of a commitment fee.
Short Sales
The Funds may engage in short sales against the box (i.e., where the fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.
Securities Lending
To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, or U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities loaned. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by Allianz Investment Management LLC (the “Manager”) to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. At September 30, 2010, the Funds had no amounts outstanding related to securities lending.

Derivative Instruments
All open derivative positions at period end are reflected on the Funds’ Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposures related to each instrument type.
Foreign Currency Exchange Contracts
The Funds enter into foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of securities denominated in a particular currency. In addition to the foreign currency risk related to the use of these contracts, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency.
Futures Contracts
The Funds (except for the AZL Money Market Fund and AZL Turner Quantitative Small Cap Growth Fund) may enter into futures contracts. The Funds use futures contracts to manage its exposure to the securities markets or to movements in market conditions or foreign exchange rates. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Funds. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.
Option Contracts
Purchased Options Contracts — The AZL Gateway Fund may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The AZL Gateway Fund may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security. The Portfolio pays a premium which is marked to market to reflect the current value of the option. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.
Written Options Contracts — The AZL Gateway Fund may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The AZL Gateway Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. When writing an option, the AZL Gateway Fund bears the market risk of unfavorable changes in the price of the underlying security of the written option.
The AZL Gateway Fund had the following transactions in written call and put options during the quarter ended September 30, 2010:

	Number of	Premiums
AZL Gateway Fund	Contracts	Received
Options outstanding at April 30, 2010
Options written	—	$—
Options expired	(404)	(1,649,930)
Options closed	(36)	(91,650)
Options outstanding at September 30, 2010	307	1,263,313

	(133)	(478,268)

3. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid.
At September 30, 2010, the AZL Davis NY Venture Fund held restricted illiquid securities representing 0.8% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2010 are identified below:

			Principal	Fair
Security	Acquisition Date	Acquisition Cost	Amount	Value
Harley-Davidson, Inc., 15.00%, 2/1/14	2/2/09	$3,000,000	$3,000,000	$2,650,280
Sino-Forest Corp., 5.00%, 8/1/13	7/17/08	488,000	488,000	549,000
At September 30, 2010, the AZL Morgan Stanley Mid Cap Growth Fund held restricted illiquid securities representing 0.5% of the net assets of the Fund, all of which have been deemed illiquid. The restricted illiquid securities held as of September 30, 2010 are identified below:

		Acquisition
Security	Acquisition Date	Cost	Shares	Fair Value
Better Place LLC (Private Placement)	1/25/10	$2,046,081	682,027	$2,046,081
4. Investment Valuation Summary
The valuation techniques employed by the funds, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
* Level 1—quoted prices in active markets for identical assets
* Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
* Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized a Level 1 in the fair value hierarchy.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy. Investments of the AZL Money Market Fund are valued, in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discounts or premiums are amortized on a constant basis to the maturity of the security and are typically categorized as a Level 2 in the fair value hierarchy.

Exchange traded futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as a Level 2 in the fair value hierarchy. Non-exchange traded derivatives, such as swaps, are generally valued by approved independent pricing services utilizing pricing techniques which take into account factors such as yield, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as a Level 2 in the fair value hierarchy.
The AZL Gateway Fund generally values index options at the average of the closing bid and asked quotations. Under normal market conditions, the AZL Gateway Fund will generally consider the value of index options determined at the close of trading on the Chicago Board Options Exchange (the “CBOE”) (normally 4:15 p.m., Eastern time) to be the value at the close of the NYSE (normally 4:00 p.m., Eastern time). However, if under the AZL Gateway Fund’s valuation procedures a significant change in the value of the S&P 500 contracts is considered to have occurred between the close of the NYSE and the close of the CBOE, the AZL Gateway Fund will consider the closing price of the CBOE to not reflect the value of the index options at the close of the NYSE. In such circumstances the index options will be fair valued by or pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the AZL Gateway Fund will fair value index options using the closing rotation values used by the CBOE. (a) Single Domestic Equity Options Contracts. The Option Pricing Authority (“OPRA”) gathers quotations for single equity exchange-traded options from all of the reporting U.S. Options exchanges. Domestic exchange-traded single equity option contracts are valued on the Pricing Date at the Pricing Time at the mean of the National Best Bid and Offer quotations (including using a zero bid to calculate the mean, if applicable) obtained from the OPRA. (b) Index Options. Option contracts on indices shall be priced on the Pricing Date at the average of the closing bid and asked quotations as of the close of trading on the Chicago Board of Options Exchange. (c) Options on Futures. Options on futures contracts shall be priced at the most recent settlement price on the Pricing Date as of the Pricing Time on the exchange on which they are traded most extensively. (d) Other Exchange-Traded Options. Option contracts on foreign securities, currencies, and other financial instruments traded on one or more exchanges shall be priced on the Pricing Date at the average of the closing bid and asked quotations as of the close of trading on the exchange on which they are traded most extensively. In each of these situations, valuations are typically categorized as a Level 2 in the fair value hierarchy.
Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Funds utilize a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.
In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party to fair value its international equity securities and are typically categorized as Level 2 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of September 30, 2010 in valuing the Funds’ investments based upon three levels defined above:
AZL Allianz AGIC Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$6,211,946	$—	$—	$6,211,946
Investment Company	219,603	—	—	219,603

Total Investment Securities	$6,431,549	$—	$—	$6,431,549

AZL Allianz AGIC Opportunity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$177,367,916	$—	$—	$177,367,916
Investment Company	3,309,977	—	—	3,309,977

Total Investment Securities	$180,677,893	$—	$—	$180,677,893

AZL BlackRock Capital Appreciation Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$477,058,713	$—	$—	$477,058,713
Investment Company	3,282,541	—	—	3,282,541

Total Investment Securities	$480,341,254	$—	$—	$480,341,254

AZL Columbia Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$106,195,791	$—	$—	$106,195,791
Convertible Bonds	—	286,657	—	286,657
Convertible Preferred Stocks	268,800	—	—	268,800
Investment Company	5,006,444	—	—	5,006,444

Total Investment Securities	$111,471,035	$286,657	$—	$111,757,692

AZL Columbia Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Construction & Engineering	$3,692,121	$219,783	$—	$3,911,904
All Other Common Stocks+	130,087,695	—	—	130,087,695
Investment Company	1,208,857	—	—	1,208,858

Total Investment Securities	$134,988,673	$219,783	$—	$135,208,457

AZL Davis NY Venture Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$12,802,259	$5,155,719	$—	$17,957,978
Capital Markets	19,439,787	5,350,224	—	24,790,011
Food Products	2,865,820	2,158,513	—	5,024,333
Oil, Gas & Consumable Fuels	50,592,999	3,011,186	—	53,604,185
Pharmaceuticals	27,981,762	4,179,195	—	32,160,957
Real Estate Management & Development	1,519,497	3,178,039	—	4,697,536
Transportation Infrastructure	280,628	3,986,114	—	4,266,742
All Other Common Stocks+	227,809,110	8,373,654	—	236,182,764
Convertible Bonds	—	549,000	—	549,000
Corporate Bonds	—	2,650,280	—	2,650,280
Investment Company	12,940,032		—	12,940,032

Total Investment Securities	$356,231,894	$38,591,924	$—	$394,823,818

AZL Dreyfus Equity Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$154,546,660	$—	$—	$154,546,660
Investment Company	6,137,078	—	—	6,137,078

Total Investment Securities	$160,683,738	$—	$—	$160,683,738

AZL Eaton Vance Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Food Products	$7,411,727	$8,811,145	$—	$16,222,872
All Other Common Stocks+	392,191,595	—	—	392,191,595
Investment Company	15,719,913	—	—	15,719,913

Total Investment Securities	$415,323,235	$8,811,145	$—	$424,134,380

AZL Enhanced Bond Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Asset Backed Securities	$—	$5,152,220	$—	$5,152,220
Collateralized Mortgage Obligations	—	11,079,753	—	11,079,753
Corporate Bonds	—	23,232,626	—	23,232,626
Municipal Bonds	—	3,605,101	—	3,605,101
U.S. Government Agency	—	150,882	—	150,882
U.S. Government Agency Mortgages	—	55,509,945	—	55,509,945
U.S. Treasury Obligations	—	28,324,349	—	28,324,349
Yankee Dollar	—	14,863,472	—	14,863,472
Securities Sold Short	—	(2,869,713)	—	(2,869,713)
Investment Company	42,692,844	—	—	42,692,844

Total Investment Securities	42,692,844	139,048,635	—	181,741,479

Other Financial Instruments:*
Futures Contracts	54,108	—	—	54,108
Foreign Currency Exchange Contracts	—	(30,192)	—	(30,192)

Total Investments	$42,746,952	$139,018,443	$—	$181,765,395

AZL Franklin Templeton Founding Strategy Plus Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$79,189	$111,788	$—	$190,977
Air Freight & Logistics	526,338	268,372	—	794,710
Auto Components	—	138,879	—	138,879
Beverages	864,964	633,459	—	1,498,423
Chemicals	117,681	349,136	—	466,817
Commercial Banks	1,100,920	1,682,835	—	2,783,755
Communications Equipment	697,337	165,878	—	863,215
Diversified Financial Services	1,394,985	806,834	24,200	2,226,019
Diversified Telecommunication Services	921,097	1,580,314	—	2,501,411
Electric Utilties	2,197,139	572,363	—	2,769,502
Electronic Equipment, Instruments & Components	856,859	89,686	—	946,545
Food & Staples Retailing	1,670,950	421,948	—	2,092,898
Food Products	962,709	831,379	—	1,794,088
Industrial Conglomerates	382,038	1,281,231	—	1,663,269
Insurance	1,273,387	631,426	—	1,904,813
Media	2,520,863	701,640	—	3,222,503
Metals & Mining	342,987	313,093	—	656,080
Office Electronic	562,606	160,959	—	723,565
Oil, Gas & Consumable Fuels	2,812,548	1,752,803	—	4,565,351
Pharmaceuticals	2,966,874	2,626,734	—	5,593,608
Real Estate Investment Trusts (REITs)	118,733	174,224	—	292,957
Real Estate Management & Development	116,607	399,497	—	516,104
Semicondictors & Semiconductor Equipment	735,262	673,907	—	1,409,169
Software	2,153,946	665,909	—	2,819,855
Specialty Retail	131,155	437,022	—	568,177
Tobacco	1,263,120	1,318,388	—	2,581,508
Wireless Telecommunication Service	287,934	1,155,300	—	1,443,234
All Other Common Stocks+	10,606,451	2,926,893	—	13,533,344
Convertible Preferred Stocks	578,515	—	—	578,515
Corporate Bonds	—	15,525,148	—	15,525,148
Foreign Bonds	—	22,034,590	—	22,034,590
Municipal Bonds	—	647,391	—	647,391
Preferred Stocks:	—	—	—	—
Real Estate Investment Trusts (REITs)	116,696	53,985	—	170,681
All Other Common Stocks+	142,635	131,367	—	274,002
U.S. Government Agency	—	13,560,000	—	13,560,000
Yankee Dollars	—	4,178,861	—	4,178,861
Investment Company	2,375,605	—	—	2,375,605

Total Investment Securities	40,878,130	79,003,239	24,200	119,881,369

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	32,787	—	32,787

Total Investments	$40,878,130	$79,036,026	$24,200	$119,914,156

AZL Franklin Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$190,576,150	$—	$—	$190,576,150
Investment Company	6,635,733	—	—	6,635,733

Total Investment Securities	$197,211,883	$—	$—	$197,211,883

AZL Gateway Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$10,241,283	$—	$—	$10,241,283
Options	—	80,225	—	80,225
Investment Company	666,012	—	—	666,012

Total Investment Securities	$10,907,295	$80,225	$—	$10,987,520

AZL International Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Airlines	$43,134	$735,410	$—	$778,544
All Other Common Stocks+	—	282,062,089	—	282,062,089
Rights	122,853	—	—	122,853
Investment Company	3,263,603	—	—	3,263,603

Total Investment Securities	3,429,590	282,797,499	—	286,227,089

Other Financial Instruments:*
Futures Contracts	53,056	—	—	53,056

Total Investments	$3,482,646	$282,797,499	$—	$286,280,145

AZL Invesco International Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Aerospace & Defense	$3,338,661	$4,043,967	$—	$7,382,628
Beverages	3,242,560	9,277,323	—	12,519,883
Biotechnology	36,913	4,662,441	—	4,699,354
Commercial Banks	8,472,047	28,482,733	—	36,954,780
Diversified Telecommunication Services	2,474,678	5,299,012	—	7,773,690
Insurance	4,171,262	6,688,608	—	10,859,870
IT Services	1,805,120	5,364,245	—	7,169,365
Media	4,160,357	18,356,564	—	22,516,921
Oil, Gas & Consumable Fuels	25,034,942	19,706,471	—	44,741,413
Pharmaceuticals	11,144,440	41,125,451	—	52,269,891
Wireless Telecommunication Services	9,587,721	13,062,460	—	22,650,181
All Other Common Stocks+	8,264,588	260,833,012	—	269,097,600
Rights	85,446		—	85,446
Warrants	—	260	—	260
Investment Companies	16,927,903		—	16,927,903

Total Investment Securities	98,746,638	416,902,547	—	515,649,185

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	311	—	311

Total Investments	$98,746,638	$416,902,858	$—	$515,649,496

AZL JPMorgan U.S. Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$275,494,482	$—	$—	$275,494,482
U.S. Treasury Obligations	—	130,853	—	130,853
Investment Company	2,871,512	—	—	2,871,512

Total Investment Securities	278,365,994	130,853	—	278,496,847

Other Financial Instruments:*
Futures Contracts	19,360	—	—	19,360

Total Investments	$278,385,354	$130,853	$—	$278,516,207

AZL MFS Investors Trust Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Beverages	$3,916,240	$6,356,067	$—	$10,272,307
Chemicals	5,244,116	4,071,514	—	9,315,630
Food Products	2,398,339	2,461,739	—	4,860,078
Hotels, Restaurants & Leisure	2,950,565	676,217	—	3,626,782
Household Products	9,687,376	3,365,616	—	13,052,992
All Other Common Stocks+	240,250,728	3,529,771	—	243,780,499
Investment Company	3,239,265	—	—	3,239,265

Total Investment Securities	$267,686,629	$20,460,924	$—	$288,147,553

AZL Mid Cap Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$122,531,854	$—	$—	$122,531,854
Investment Company	3,851,718	—	—	3,851,718

Total Investment Securities	126,383,572	—	—	126,383,572

Other Financial Instruments:*
Futures Contracts	148,426	—	—	148,426

Total Investments	$126,531,998	$—	$—	$126,531,998

AZL Money Market Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Certificates of Deposit	$—	$203,485,354	$—	$203,485,354
Commercial Paper	—	374,684,623	—	374,684,623
Corporate Bonds	—	11,635,000	—	11,635,000
Municipal Bonds	—	119,270,000	—	119,270,000
U.S. Government Agency Mortgages	—	59,483,630	—	59,483,630
U.S. Treasury Obligations	—	127,687,932	—	127,687,932
Yankee Dollars	—	11,565,000	—	11,565,000

Total Investment Securities	$—	$907,811,539	$—	$907,811,539

AZL Morgan Stanley Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Diversified REIT’s	$6,292,315	$10,371,440	$—	$16,663,755
Health Care Providers & Services	685,562	—	—	685,562
Hotels, Resorts & Cruise Lines	3,481,533	—	—	3,481,533
Industrial REIT’s	2,100,495	1,234,039	—	3,334,534
Mortgage REIT’s	769,759	—	—	769,759
Office REIT’s	6,083,957	5,029,202	—	11,113,159
Real Estate Investment Trusts (REITs)	1,077,913	449,989	—	1,527,902
Real Estate Management & Development	422,989	9,349,916	—	9,772,905
Real Estate Operating Companies	5,366,580	14,161,718	—	19,528,298
Residential REIT’s	12,920,569	215,202	—	13,135,771
Retail REITs	15,140,283	20,735,692	—	35,875,975
Specialized REITs	12,900,726	652,894	—	13,553,620
All Other Common Stocks+	—	44,856,508	—	44,856,508
Warrants	—	5,010	—	5,010
Investment Company	4,795,286	—	—	4,795,286

Total Investment Securities	72,037,967	107,061,610	—	179,099,577

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	(380)	—	(380)

Total Investments	$72,037,967	$107,061,230	$—	$179,099,197

AZL Morgan Stanley International Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Oil, Gas & Consumable Fuels	$2,747,582	$20,724,186	$—	$23,471,768
All Other Common Stocks+	4,824,646	283,153,149	—	287,977,795
Investment Company	5,386,771	—	—	5,386,771

Total Investment Securities	12,958,999	303,877,335	—	316,836,334

Other Financial Instruments:*
Foreign Currency Exchange Contracts		—	(380)	(380)

Total Investments	$12,958,999	$303,876,955	$—	$316,835,954

AZL Morgan Stanley Mid Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Health Care Equipment & Supplies
Hotels, Restaurants & Leisure	$39,027,099	$9,796,102	$—	$48,823,201
Internet Software & Services	5,867,146	4,903,235	—	10,770,381
Media	13,382,432	6,372,268	—	19,754,700
Professional Services	16,569,044	9,232,969	—	25,802,013
All Other Common Stocks+	52,776,964	239,206,254	—	291,983,218
Preferred Stocks	—	—	1,654,708	1,654,708
Private Placements	—	—	2,046,081	2,046,081
Investment Company	6,739,848	—	—	6,739,848

Total Investment Securities	134,362,533	269,510,828	3,700,789	407,574,150

Other Financial Instruments:*
Foreign Currency Exchange Contracts	—	(78)	—	(78)

Total Investments	$134,362,533	$269,510,750	$3,700,789	$407,574,072

AZL NACM International Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Metals & Mining	$211,662	$193,330	$—	$404,992
Oil, Gas & Consumable Fuels	62,281	91,633	—	153,914
Semiconductors & Semiconductor Equipment	64,896	436,787	—	501,683
Wireless Telecommunication Services	86,355	142,697	—	229,052
All Other Common Stocks+	61,572	5,061,145	—	5,122,717
Investment Company	133,722	—	—	133,722

Total Investment Securities	620,488	5,925,592	—	6,546,080

Other Financial Instruments:*
Foreign Currency Exchange Contracts		—	(212)	(212)

Total Investments	$620,488	$5,925,380	$—	$6,545,868

AZL NFJ International Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$147,428,015	$—	$—	$147,428,015
Investment Company	7,516,434	—	—	7,516,434

Total Investment Securities	$154,944,449	$—	$—	$154,944,449

AZL Russell 1000 Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$88,838,036	$—	$—	$88,838,036
Exchange Traded Funds	2,169,649	—	—	2,169,649
Investment Company	2,275,447	—	—	2,275,447

Total Investment Securities	93,283,132	—	—	93,283,132

Other Financial Instruments:*
Futures Contracts		66,813	—	66,813

Total Investments	$93,349,945	$—	$—	$93,349,945

AZL Russell 1000 Value Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$140,336,441	$—	$—	$140,336,441
Exchange Traded Funds	2,791,033	—	—	2,791,033
Investment Company	3,711,362	—	—	3,711,362

Total Investment Securities	146,838,836	—	—	146,838,836

Other Financial Instruments:*
Futures Contracts	97,451	—	—	97,451

Total Investments	$146,936,287	$—	$—	$146,936,287

AZL S&P 500 Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$513,245,782	$—	$—	$513,245,782
Investment Company	10,582,078	—	—	10,582,078

Total Investment Securities	523,827,860	—	—	523,827,860

Other Financial Instruments:*
Futures Contracts	257,146	—	—	257,146

Total Investments	$524,085,006	$—	$—	$524,085,006

AZL Schroder Emerging Markets Equity Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks:
Commercial Banks	$13,844,751	$74,325,777	$—	$88,170,528
Diversified Financial Services	3,214,538	2,376,574	—	5,591,112
Diversified Telecommunication Services	3,485,139	7,351,650	—	10,836,789
Food & Staples Retailing	2,781,506	4,766,263	—	7,547,769
Food Products	3,257,424	3,621,095	—	6,878,519
Household Durables	2,226,865	970,303	—	3,197,168
Insurance	6,808,754	8,788,454	—	15,597,208
Metals & Mining	13,337,311	22,341,484	—	35,678,795
Oil, Gas & Consumable Fuels	25,158,051	41,431,794	—	66,589,845
Real Estate Management	1,535,982	2,299,332	—	3,835,314
Wireless Telecommunication Services	4,841,063	8,844,665	—	13,685,728
All Other Common Stocks+	7,469,749	103,108,933	—	110,578,682
Preferred Stocks	8,208,162	—	—	8,208,162
Warrants	—	1,982,483	—	1,982,483
Investment Company	2,659,198	—	—	2,659,198

Total Investment Securities	$98,828,493	$282,208,807	$—	$381,037,300

AZL Small Cap Stock Index Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$159,334,886	$—	$—	$159,334,886
Investment Company	3,082,764	—	—	3,082,764

Total Investment Securities	162,417,650	—	—	162,417,650

Other Financial Instruments:*
Futures Contracts	187,958	—	—	187,958

Total Investments	$162,605,608	$—	$—	$162,605,608

AZL Turner Quantitative Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$65,443,387	$—	$—	$65,443,387
Investment Company	1,493,314	—	—	1,493,314

Total Investment Securities	$66,936,701	$—	$—	$66,936,701

AZL Van Kampen Equity and Income Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$192,948,992	$—	$—	$192,948,992
Convertible Bonds	—	43,809,915	—	43,809,915
Corporate Bonds	—	17,532,809	—	17,532,809
Municipal Bonds	—	87,065	—	87,065
Preferred Stocks:
Commercial Banks	1,169,883	—	—	1,169,883
Commercial Services & Supplies	735,563	—	—	735,563
Food Products	729,651	—	—	729,651
Health Care Providers & Services	—	1,509,168	—	1,509,168
Multi-Utilities	—	671,155	—	671,155
Oil, Gas & Consumable Fuels	1,045,984	—	—	1,045,984
U.S. Government Agency Mortgages	—	23,103,457	—	23,103,457
U.S. Treasury Obligations	—	2,250,451	—	2,250,451
Yankee Dollar	—	5,131,921	—	5,131,921
Investment Companies	18,116,962	—	—	18,116,962

Total Investment Securities	$214,747,035	$94,095,941	$—	$308,842,976

AZL Van Kampen Growth and Income Fund

	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks+	$224,634,906	$—	$—	$224,634,906
Investment Company	12,853,592	—	—	12,853,592

Total Investment Securities	$237,488,498	$—	$—	$237,488,498

As of September 30, 2010, the AZL Franklin Founding Strategy Plus Fund held a security that was fair valued and represented 0.00% of the net assets of the Fund. The Bond Street Holdings LLC common stock was fair valued at original cost.
As of September 30, 2010, the AZL Morgan Stanley Mid Cap Growth Fund held securities that were fair valued and represented 0.9% of the net assets of the Fund. The inputs used to fair value the Ironwood Pharmaceuticals, Inc. preferred stock included a discount applied to the closing price. The inputs used to fair value the Better Place LLC private placement included the negotiated arms length price set by the lead investor.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investment	Other Financial
AZL Franklin Templeton Founding Strategy Plus Fund	Securities(1)	Instruments*
Balance as of December 31, 2009	$16,000	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	8,200	—
Transfers in (out) of level 3	—	—

Balance as of September 30, 2010	24,200	—

Net change in unrealized gain/(loss) attributable to level 3 investments still held at September 30, 2010	(410)	—

	Investment	Other Financial
AZL International Index Fund	Securities(2)	Instruments*
Balance as of December 31, 2009	$2,995	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	—	—
Net purchases/(sales)	(2,995)	—
Transfers in (out) of level 3	—	—

Balance as of September 30, 2010	—	—

Net change in unrealized gain/(loss) attributable to level 3 investments still held at September 30, 2010	—	—

	Investment	Other Financial
AZL Morgan Stanley Mid Cap Growth Fund	Securities(3)	Instruments*
Balance as of December 31, 2009	$3,575,990	$—
Realized gain/(loss)	—	—
Change in unrealized appreciation/(depreciation)	(1,921,282)	—
Net purchases/(sales)	2,046,081	—
Transfers in (out) of Level 3	—	—

Balance as of September 30, 2010	3,700,789	—

Net change in unrealized gain/(loss) attributable to level 3 investments still held at September 30, 2010	(295,832)	—

*	Other Financial Instruments would include any derivative instruments, such as Futures Contracts, forwards and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

+	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.

(1)	Common Stock — Diversified Financial Services

(2)	Rights

(3)	Private Placement – Transportation Infrastructure; Preferred Stock – Pharmaceuticals
The Trust recognizes significant transfers between fair value hierarchy levels of the reporting end. There were no significant transfers between Levels 1 and 2 as of September 30, 2010.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Trust

By (Signature and Title)*	/s/ Brian Muench, President
Brian Muench, President

Date	November 17, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Muench, President
Brian Muench, President

Date	November 17, 2010

By (Signature and Title)*	/s/ Ty Edwards, Treasurer
Ty Edwards, Treasurer

Date	November 17, 2010

* Print the name and title of each signing officer under his or her signature.